UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195
_______________________________________________

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 South Almaden Blvd., 15th Floor, San Jose, California 95113
(Address of principal executive offices) (zip code)

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 South Almaden Blvd., 15th Floor,
San Jose, California 95113

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: CPH03
4 Copley Place, 5th Floor
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: June 30, 2014

Item 1. Report to Shareholders.

ANNUAL REPORT June 30, 2014

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

     The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within two years from the date of settlement.

     The Fund finished the fiscal year ended June 30, 2014 with a return of -0.07%, as compared to the benchmark return of 1.25% for the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index. The Fund’s underperformance relative to the benchmark was primarily the result of differences in maturity and credit quality. The declining trend in interest rates in 2014 resulted in more favorable returns for the longer maturity distribution of the index. The Fund is limited to securities with a maximum maturity of two years whereas approximately half of the index is represented by securities with maturities between 2 to 3 years. In addition, the Fund held an average over the year of 30% of its weight in securities within the 0 to 1 year maturity range, which is outside of the investable universe of the benchmark index.

     Differences in credit quality also impacted results for the year. Relative to the benchmark index, the Fund’s significant underweight in the lower tier of investment grade debt securities (single A and BBB) negatively impacted returns as lower quality bonds outperformed their higher quality counterparts.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Fixed Income Fund
vs. the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index since
Commencement of Fund Operations through June 30, 2014

     The Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index is a subset of the Bank of America Merrill Lynch Government/Corporate Index and includes investment grade debt securities with a remaining term to final maturity of less than 3 years. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Fixed Income Fund

(Continued)

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Since
	Year	Years	Inception
SA U.S. Fixed Income Fund	(0.07)%	0.52%	1.48%	(a)
Bank of America Merrill Lynch 1-3 Year U.S.
Government/Corporate Index	1.25%	1.80%	2.89%	(b)

(a)	From commencement of operations on April 2, 2007.
(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Global Fixed Income Fund

     The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index, the Fund’s benchmark index. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates while targeting the duration of the Fund’s benchmark index. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Fund may also lend its portfolio securities.

     The Fund finished the fiscal year ended June 30, 2014 with a return of 0.99%, as compared to the benchmark return of 1.84% for the Citigroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar Index. The Fund’s underperformance relative to the benchmark index was primarily the result of differences in maturity distribution and credit quality. The duration of the Fund is targeted to the duration of the benchmark index to minimize performance differences from interest rate sensitivity. However, differences in performance over certain time periods may result from differences in term structure (maturity distribution). The declining trend in interest rates in 2014 resulted in more favorable returns for the longer maturity distribution of the index. The Fund held approximately 8% of its weight in securities within the 0 to 1 year maturity range, which is outside of the investable universe of the benchmark index; and only 18% of its total assets in securities within the 1 to 2 year maturity range compared with approximately 32% for the benchmark index. In addition, the Fund did not hold securities within the lowest tier of the investment grade credit quality rating (BBB) whereas the benchmark index held on average 11% in BBB securities. This lower quality segment generated the highest returns among investment grade securities for the year.

Comparison of Change in Value of a $10,000 Investment in the SA Global Fixed Income Fund
vs. the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index
since June 30, 2004 through June 30, 2014

SA Global Fixed Income Fund

(Continued)

     The Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Ten
	Year	Years	Years
SA Global Fixed Income Fund	0.99%	2.10%	2.63%
Citigroup World Government Bond
1-5 Year Currency Hedged U.S. Dollar Index	1.84%	1.89%	3.25%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Core Market Fund

     The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently Dimensional Fund Advisors LP, the Fund’s investment sub-adviser (the “Sub-Adviser”), has narrowed the target universe of U.S. common stocks to securities of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

     The Fund finished the fiscal year ended June 30, 2014 with a return of 24.36%, as compared to the benchmark return of 25.22% for the Russell 3000 Index. The Fund’s underperformance relative to the benchmark index was primarily the result of fees and expenses incurred by the Fund. The Fund’s exclusion of real estate investment trusts (“REITs”) benefited the Fund as REITs underperformed the general market for the fiscal year and represented approximately 3% of the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund
vs. the Russell 3000 Index since June 30, 2004 through June 30, 2014

     The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Core Market Fund

(Continued)

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Ten
	Year	Years	Years
SA U.S. Core Market Fund	24.36%	18.27%	7.37%
Russell 3000 Index	25.22%	19.33%	8.23%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Value Fund

     The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

     The Fund finished the fiscal year ended June 30, 2014 with a return of 27.01%, as compared to the benchmark return of 23.81% for the Russell 1000 Value Index. The Fund’s outperformance for the year was primarily the result of its smaller weighting to the largest capitalization quartile of securities (approximately 21% vs. 34%) which significantly underperformed for the fiscal year. The Fund’s exclusion of REITs also improved returns relative to the benchmark index as REITs underperformed for the fiscal year and represented approximately 4% of the Index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value Fund
vs. the Russell 1000 Value Index since June 30, 2004 through June 30, 2014

     The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Value Fund

(Continued)

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Ten
	Year	Years	Years
SA U.S. Value Fund	27.01%	21.15%	7.82%
Russell 1000 Value Index	23.81%	19.23%	8.03%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Small Company Fund

     The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 10% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

     The Fund finished the fiscal year ended June 30, 2014 with a return of 24.29%, as compared to the benchmark return of 23.64% for the Russell 2000 Index. The Fund’s exclusion of REITs benefited its return relative to the benchmark as REITs underperformed the general market for the fiscal year and represented approximately 8% of the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund
vs. the Russell 2000 Index since June 30, 2004 through June 30, 2014

     The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 2000 of the smallest securities based on a combination of their market capitalization and current index membership. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Ten
	Year	Years	Years
SA U.S. Small Company Fund	24.29%	21.52%	8.88%
Russell 2000 Index	23.64%	20.21%	8.70%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA International Value Fund

     The SA International Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

     The Fund finished the fiscal year ended June 30, 2014 with a return of 26.23%, as compared to the benchmark return of 26.91% for the MSCI World Ex. U.S. Value Index (net div.). The Fund’s underperformance was primarily the result of fees and expenses incurred by the Fund. The Fund outperformed the benchmark index on a gross of fees basis, benefiting from its greater weighting to deep value securities in Continental Europe.

Comparison of Change in Value of a $10,000 Investment in the SA International Value Fund
vs. the MSCI World Ex. U.S. Value Index (net div.) since June 30, 2004 through June 30, 2014

     The Morgan Stanley Capital International (MSCI) World Ex. U.S. Value Index (net div.) is composed of companies within the MSCI World Ex. U.S. Index having characteristics such as low market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 23 developed market countries other than the United States. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA International Value Fund

(Continued)

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Ten
	Year	Years	Years
SA International Value Fund	26.23%	10.55%	6.70%
MSCI World Ex. U.S. Value Index (net div.)	26.91%	11.54%	7.09%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA International Small Company Fund

     The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio (“DFA Portfolio”) of DFA Investment Dimensions Group Inc., which has the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small capitalization companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities.

     The Fund finished the fiscal year ended June 30, 2014 with a return of 29.68%, slightly outpacing the benchmark index return of 29.55% for the MSCI World Ex. U.S. Small Cap Index (net div.). The Fund benefited from its greater weighting to Continental Europe which generated the strongest regional returns within the benchmark index, and its smaller weighting to Japan which underperformed the benchmark index. The Fund’s exclusion of REITs also improved returns relative to the benchmark index as REITs were among the worst performing industry groups and represented approximately 6% of the MSCI World Ex. U.S. Small Cap Index (net div.).

Comparison of Change in Value of a $10,000 Investment in the SA International Small Company Fund
vs. the MSCI World Ex. U.S. Small Cap Index (net div.) since June 30, 2004 through June 30, 2014

     The Morgan Stanley Capital International (MSCI) World Ex. U.S. Small Cap Index (net div.) is a market capitalization weighted index designed to measure equity performance in 23 developed market countries, excluding the U.S., and is composed of stocks, which are categorized as small capitalization stocks. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA International Small Company Fund

(Continued)

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Ten
	Year	Years	Years
SA International Small Company Fund	29.68%	14.21%	8.41%
MSCI World Ex. U.S. Small Cap Index (net div.)	29.55%	15.32%	8.74%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Emerging Markets Value Fund

     The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies, in emerging markets, which may include frontier markets. The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

     The Fund finished the fiscal year ended June 30, 2014 with a return of 14.70%, as compared to the benchmark index return of 14.43% for the MSCI Emerging Markets Value Index (net div.). The Fund’s outperformance relative to its benchmark index is primarily the result of its greater emphasis on deeper value securities relative to the benchmark index. The Fund’s relatively smaller weighting in underperforming countries such as China and its relatively larger weighting to top performing countries, such as India and Taiwan, also contributed to the Fund’s relative outperformance.

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund
vs. the MSCI Emerging Markets Value Index (net div.) since commencement of Fund operations through June 30, 2014

     The Morgan Stanley Capital International (MSCI) Emerging Markets Value Index (net div.) is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low book-to-market ratios. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA Emerging Markets Value Fund

(Continued)

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Since
	Year	Years	Inception
SA Emerging Markets Value Fund	14.70%	8.06%	2.93%	(a)
MSCI Emerging Markets Value Index (net div.)	14.43%	8.30%	4.72%	(b)

(a)	From commencement of operations on April 2, 2007.
(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Real Estate Securities Fund

     The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain REITS, companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

     The Fund finished the fiscal year ended June 30, 2014 with a return of 12.10%, as compared to the benchmark index return of 13.27% for the Dow Jones U.S. Select REIT Index. The Fund’s underperformance relative to the benchmark index was primarily the result of the Fund’s investment in triple net lease REITs, which are not included in the index and underperformed other REIT industry groups for the fiscal year.

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund
vs. the Dow Jones U.S. Select REIT Index since commencement of Fund operations through June 30, 2014

     The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurates with that of other institutionally held real estate securities. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA Real Estate Securities Fund

(Continued)

     PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2014

	One	Five	Since
	Year	Years	Inception
SA Real Estate Securities Fund	12.10%	22.58%	2.04%	(a)
Dow Jones U.S. Select REIT Index	13.27%	23.76%	2.76%	(b)

(a)	From commencement of operations on April 2, 2007.
(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2014

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.7%
Australia — 3.3%
Australia & New Zealand Banking
Group Ltd., 3.700%, 1/13/15	USD	$400,000	$407,022
Commonwealth Bank of Australia,
3.500%, 3/19/15	USD	1,000,000	1,022,624
Commonwealth Bank of Australia,
3.750%, 10/15/14	USD	3,000,000	3,029,688
National Australia Bank Ltd.,
1.600%, 8/07/15	USD	500,000	506,481
National Australia Bank Ltd.,
2.750%, 9/28/15	USD	2,500,000	2,568,910
National Australia Bank Ltd. MTN,
2.000%, 3/09/15	USD	3,950,000	3,996,179
Westpac Banking Corp.,
0.950%, 1/12/16	USD	3,000,000	3,016,749
Westpac Banking Corp.,
1.125%, 9/25/15	USD	2,350,000	2,369,167
Westpac Banking Corp.,
3.000%, 8/04/15	USD	1,000,000	1,027,782
Westpac Banking Corp.,
3.000%, 12/09/15	USD	1,000,000	1,035,775
			18,980,377
Austria — 0.2%
Oesterreichische Kontrollbank AG,
1.125%, 7/06/15	USD	1,000,000	1,009,083

Canada — 4.4%
Province of Ontario Canada,
0.950%, 5/26/15	USD	2,500,000	2,517,037
Province of Ontario Canada,
4.750%, 1/19/16	USD	2,000,000	2,134,484
Royal Bank of Canada MTN,
0.800%, 10/30/15	USD	5,000,000	5,019,665
Royal Bank of Canada MTN,
0.850%, 3/08/16	USD	9,900,000	9,957,618
Royal Bank of Canada MTN,
2.625%, 12/15/15	USD	1,000,000	1,032,110
Toronto-Dominion Bank (The),
1.375%, 7/14/14	USD	1,000,000	1,000,408
Toronto-Dominion Bank (The)
MTN, 0.403%, 5/01/15(a)	USD	3,000,000	3,004,719
			24,666,041
Germany — 2.1%
FMS Wertmanagement AoeR,
0.625%, 4/18/16	USD	5,000,000	5,016,535
Kreditanstalt fuer Wiederaufbau,
0.500%, 9/30/15	USD	3,000,000	3,009,210
Kreditanstalt fuer Wiederaufbau,
2.625%, 2/16/16	USD	3,500,000	3,626,780
			11,652,525
Netherlands — 1.6%
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA YCD,
0.716%, 5/06/16	USD	5,400,000	5,380,398
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
2.125%, 10/13/15	USD	1,800,000	1,840,486
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
3.200%, 3/11/15	USD	2,000,000	2,040,106
			9,260,990
New Zealand — 0.1%
ANZ New Zealand Int’l Ltd.,
3.125%, 8/10/15	USD	900,000	926,087

Supranational — 1.8%
Council of Europe Development
Bank, 2.625%, 2/16/16	USD	2,000,000	2,072,126
European Investment Bank,
1.000%, 7/15/15	USD	5,000,000	5,041,295
European Investment Bank,
4.875%, 2/16/16	USD	2,700,000	2,896,487
			10,009,908
Sweden — 0.5%
Nordea Bank AB,
2.250%, 3/20/15	USD	500,000	506,975
Svensk Exportkredit AB,
1.750%, 10/20/15	USD	2,000,000	2,037,278
Svensk Exportkredit AB,
0.625%, 9/04/15	USD	500,000	502,042
			3,046,295
United Kingdom — 0.4%
Ensco PLC, 3.250%, 3/15/16	USD	2,000,000	2,082,362

United States — 84.3%
Amgen, Inc., 2.300%, 6/15/16		2,000,000	2,057,466
Apple, Inc., 0.450%, 5/03/16		5,900,000	5,890,135
AT&T, Inc., 2.950%, 5/15/16		2,000,000	2,079,626
Bank of America Corp. MTN,
3.625%, 3/17/16		2,000,000	2,089,870
Bank of New York Mellon Corp.
(The), 2.950%, 6/18/15		200,000	205,128
Bank of New York Mellon Corp.
(The) MTN, 3.100%, 1/15/15		11,400,000	11,572,550
Baxter International, Inc.,
0.950%, 6/01/16		2,000,000	2,009,508
BB&T Corp. MTN,
3.950%, 4/29/16		550,000	582,567
Berkshire Hathaway, Inc.,
3.200%, 2/11/15		2,500,000	2,544,433
Boston Scientific Corp.,
6.400%, 6/15/16		2,000,000	2,206,498
Citigroup, Inc., 1.300%, 4/01/16		2,000,000	2,012,808
Coca-Cola Co. (The),
0.750%, 3/13/15		6,800,000	6,825,085
Dr Pepper Snapple Group, Inc.,
2.900%, 1/15/16		1,226,000	1,268,390

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2014 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Express Scripts Holding Co.,
3.125%, 5/15/16	$2,000,000	$2,084,598
Federal Home Loan Banks,
0.375%, 8/28/15	18,000,000	18,044,190
Federal Home Loan Banks,
0.375%, 2/19/16	6,500,000	6,503,087
Federal Home Loan Banks,
1.750%, 9/11/15	9,300,000	9,471,706
Federal Home Loan Mortgage
Corp., 1.750%, 9/10/15	6,500,000	6,618,735
Federal National Mortgage
Association, 0.500%, 9/28/15	28,300,000	28,399,701
Federal National Mortgage
Association, 1.625%, 10/26/15	1,000,000	1,017,226
Federal National Mortgage
Association, 2.375%, 7/28/15	5,900,000	6,039,848
Federal National Mortgage
Association, 4.375%, 10/15/15	15,000,000	15,791,235
Ford Motor Credit Co. LLC,
1.700%, 5/09/16	1,910,000	1,935,201
General Electric Capital Corp.,
1.625%, 7/02/15	700,000	709,079
General Electric Capital Corp.,
2.250%, 11/09/15	2,500,000	2,558,068
General Electric Capital Corp.
MTN, 1.000%, 1/08/16	4,418,000	4,451,369
General Electric Co.,
0.850%, 10/09/15	8,200,000	8,243,271
Goldman Sachs Group, Inc. (The),
3.625%, 2/07/16	2,000,000	2,085,366
Hewlett-Packard Co.,
2.650%, 6/01/16	1,830,000	1,889,947
Humana, Inc., 6.450%, 6/01/16	600,000	661,171
Ingredion, Inc.,
3.200%, 11/01/15	2,000,000	2,061,782
JPMorgan Chase & Co.,
3.450%, 3/01/16	2,000,000	2,087,888
Kellogg Co., 4.450%, 5/30/16	927,000	988,671
Microsoft Corp.,
1.625%, 9/25/15	2,200,000	2,237,019
Microsoft Corp.,
2.500%, 2/08/16	8,213,000	8,487,856
Morgan Stanley,
3.800%, 4/29/16	2,000,000	2,100,784
Omnicom Group, Inc.,
5.900%, 4/15/16	1,180,000	1,281,655
PepsiCo, Inc., 0.750%, 3/05/15	10,266,000	10,298,964
Philip Morris International, Inc.,
2.500%, 5/16/16	2,000,000	2,072,176
Prudential Financial, Inc. MTN,
3.000%, 5/12/16	500,000	520,283
Quest Diagnostics, Inc.,
5.450%, 11/01/15	2,000,000	2,119,528
Ryder System, Inc. MTN,
3.600%, 3/01/16	1,850,000	1,935,766
TECO Finance, Inc.,
4.000%, 3/15/16	1,230,000	1,295,146
Thermo Fisher Scientific, Inc.,
3.200%, 3/01/16	2,000,000	2,078,508
Toyota Motor Credit Corp.,
0.875%, 7/17/15	1,951,000	1,963,012
Toyota Motor Credit Corp. MTN,
1.000%, 2/17/15	2,500,000	2,512,213
Toyota Motor Credit Corp. MTN,
2.800%, 1/11/16	1,300,000	1,346,388
United States Treasury Note,
0.250%, 9/15/15	5,000,000	5,005,565
United States Treasury Note,
0.250%, 11/30/15	18,800,000	18,809,550
United States Treasury Note,
0.250%, 12/15/15	10,000,000	10,002,540
United States Treasury Note,
0.250%, 4/15/16	14,000,000	13,969,102
United States Treasury Note,
0.375%, 11/15/15	7,500,000	7,517,722
United States Treasury Note,
0.375%, 1/15/16	13,000,000	13,021,333
United States Treasury Note,
0.375%, 2/15/16	32,600,000	32,641,402
United States Treasury Note,
0.375%, 3/15/16	29,000,000	29,018,705
United States Treasury Note,
0.375%, 3/31/16	50,000,000	50,013,650
United States Treasury Note,
0.375%, 4/30/16	12,000,000	11,997,192
United States Treasury Note,
2.000%, 1/31/16	14,000,000	14,380,352
United States Treasury Note,
2.125%, 12/31/15	48,000,000	49,345,296
United States Treasury Note,
2.625%, 2/29/16	5,000,000	5,192,675
US Bancorp MTN,
2.875%, 11/20/14	4,600,000	4,648,070
Verizon Communications, Inc.,
3.000%, 4/01/16	2,000,000	2,074,422
Wal-Mart Stores, Inc.,
1.500%, 10/25/15	1,410,000	1,432,272
Wal-Mart Stores, Inc.,
2.250%, 7/08/15	600,000	612,262
Wal-Mart Stores, Inc.,
4.500%, 7/01/15	405,000	422,110
Xerox Corp., 6.400%, 3/15/16	2,000,000	2,185,628
		475,525,349
TOTAL BONDS AND NOTES
(Identified Cost $556,517,657)		557,159,017

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2014 (Continued)

	FACE
	AMOUNT		VALUE†
SHORT-TERM INVESTMENTS — 0.8%
Australia — 0.1%
Australia & New Zealand Banking
Group Ltd. YCD,
0.477%, 1/29/15(a)	USD	$500,000	$500,839

		SHARES	VALUE†
United States — 0.7%
SSgA Government Money
Market Fund		1	1
SSgA Money Market Fund		3,816,163	3,816,163
			3,816,164
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,316,164)			4,317,003

Total Investments — 99.5%
(Identified Cost $560,833,821)#			561,476,020
Cash and Other Assets, Less
Liabilities — 0.5%			2,728,749

Net Assets — 100.0%			$564,204,769

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of June 30, 2014.
#

At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $560,833,821. Net unrealized appreciation aggregated $642,199 of which $700,461 related to appreciated investment securities and $58,262 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2014

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.4%
Australia — 9.6%
Australia & New Zealand Banking
Group Ltd., 1.450%, 5/15/18	USD	1,500,000	$1,484,078
Australia & New Zealand Banking
Group Ltd.,
1.875%, 10/06/17(a)	USD	11,100,000	11,314,829
Commonwealth Bank of Australia,
1.900%, 9/18/17(a)	USD	4,500,000	4,593,591
Commonwealth Bank of Australia,
4.250%, 4/06/18	EUR	1,500,000	2,313,237
Commonwealth Bank of Australia,
5.250%, 10/15/18	NZD	13,000,000	11,372,910
National Australia Bank Ltd.,
3.625%, 11/08/17	GBP	4,500,000	8,087,257
National Australia Bank Ltd.,
4.125%, 1/25/18	NZD	1,169,000	996,912
National Australia Bank Ltd.,
5.375%, 12/08/14	GBP	5,000,000	8,728,011
National Australia Bank Ltd.,
6.625%, 3/09/16	AUD	2,800,000	2,782,416
Westpac Banking Corp.,
2.250%, 1/17/19(a)	USD	10,500,000	10,638,673
Westpac Banking Corp.,
3.000%, 8/04/15	USD	2,000,000	2,055,564
Westpac Banking Corp.,
3.000%, 12/09/15	USD	5,330,000	5,520,681
			69,888,159
Austria — 4.2%
Austria Government Bond,
4.000%, 9/15/16	EUR	10,500,000	15,639,062
Austria Government Bond,
4.300%, 9/15/17	EUR	400,000	619,395
Oesterreichische Kontrollbank AG,
1.625%, 3/12/19(a)	USD	3,000,000	3,002,208
Oesterreichische Kontrollbank AG,
1.750%, 10/05/15	USD	3,000,000	3,055,071
Oesterreichische Kontrollbank AG,
2.000%, 6/03/16	USD	8,000,000	8,226,280
			30,542,016
Belgium — 2.1%
Belgium Government Bond,
5.500%, 9/28/17	EUR	9,500,000	15,228,384

Canada — 11.9%
Bank of Nova Scotia,
3.400%, 1/22/15	USD	5,000,000	5,087,100
Bank of Nova Scotia,
3.430%, 7/16/14	CAD	2,000,000	1,875,957
Export Development Canada,
1.875%, 12/17/18(a)	GBP	3,747,000	6,395,525
Export Development Canada,
4.875%, 1/24/19	NZD	5,900,000	5,188,212
Province of Manitoba Canada,
4.250%, 3/05/18	CAD	5,500,000	5,642,622
Province of Manitoba Canada,
6.375%, 9/01/15	NZD	2,456,000	2,192,034
Province of Ontario Canada,
0.950%, 5/26/15(a)	USD	5,000,000	5,034,075
Province of Ontario Canada,
1.200%, 2/14/18	USD	9,800,000	9,741,759
Province of Ontario Canada,
2.000%, 1/30/19	USD	2,500,000	2,529,830
Province of Ontario Canada,
4.400%, 6/02/19	CAD	3,000,000	3,122,019
Royal Bank of Canada,
1.500%, 1/16/18(a)	USD	4,000,000	4,016,972
Royal Bank of Canada,
2.150%, 3/15/19	USD	3,000,000	3,027,516
Royal Bank of Canada,
2.200%, 7/27/18	USD	4,840,000	4,947,274
Royal Bank of Canada,
2.875%, 4/19/16	USD	4,500,000	4,680,279
Toronto-Dominion Bank (The),
2.125%, 7/02/19	USD	2,000,000	2,001,416
Toronto-Dominion Bank (The),
2.375%, 10/19/16(a)	USD	15,500,000	16,051,102
Toronto-Dominion Bank (The),
2.625%, 9/10/18	USD	3,000,000	3,100,557
Total Capital Canada Ltd.,
1.450%, 1/15/18	USD	1,342,000	1,343,626
			85,977,875
Denmark — 0.7%
Kommunekredit,
1.125%, 3/15/18	USD	5,000,000	4,958,925

Finland — 4.8%
Finland Government Bond,
3.875%, 9/15/17	EUR	11,700,000	17,902,266
Municipality Finance PLC,
1.125%, 12/07/17	GBP	7,500,000	12,566,723
Municipality Finance PLC,
2.375%, 5/16/16	USD	4,000,000	4,137,680
			34,606,669
France — 6.6%
Caisse d’Amortissement de la
Dette Sociale,
2.125%, 4/12/17	USD	3,000,000	3,098,799
Caisse d’Amortissement de la
Dette Sociale,
2.250%, 12/07/15	GBP	2,300,000	4,009,118
France Government Bond OAT,
5.000%, 10/25/16	EUR	2,500,000	3,811,256
Reseau Ferre de France,
2.375%, 12/23/15	GBP	8,700,000	15,200,243
Societe Financement de
l’Economie Francaise,
2.875%, 9/22/14	USD	3,500,000	3,520,699
Total Capital International SA,
2.100%, 6/19/19	USD	5,000,000	5,028,210

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2014 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Total Capital International SA,
2.125%, 1/10/19(a)	USD	8,000,000	$8,112,360
Total Capital SA,
6.500%, 1/20/16	AUD	5,000,000	4,944,903
			47,725,588
Germany — 7.6%
Kreditanstalt fuer Wiederaufbau,
1.000%, 12/07/17(a)	GBP	3,200,000	5,345,389
Kreditanstalt fuer Wiederaufbau,
2.000%, 12/06/18(a)	GBP	1,500,000	2,565,382
Kreditanstalt fuer Wiederaufbau,
3.750%, 9/07/16	GBP	2,600,000	4,687,393
Kreditanstalt fuer Wiederaufbau,
4.125%, 7/04/17	EUR	400,000	612,315
Kreditanstalt fuer Wiederaufbau,
5.500%, 12/07/15	GBP	3,100,000	5,650,940
Kreditanstalt fuer Wiederaufbau,
5.625%, 8/25/17	GBP	1,000,000	1,922,703
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.250%, 7/15/16	USD	13,200,000	13,638,134
Landwirtschaftliche Rentenbank,
0.875%, 9/12/17(a)	USD	1,000,000	995,104
Landwirtschaftliche Rentenbank,
2.500%, 2/15/16(a)	USD	2,800,000	2,895,402
Landwirtschaftliche Rentenbank,
3.125%, 7/15/15	USD	1,000,000	1,029,744
Landwirtschaftliche Rentenbank,
3.250%, 12/07/16	GBP	1,200,000	2,145,081
Landwirtschaftliche Rentenbank,
4.375%, 11/27/17	EUR	3,700,000	5,777,786
NRW.Bank, 4.500%, 5/29/17	EUR	5,000,000	7,685,636
			54,951,009
Ireland — 0.5%
GE Capital UK Funding,
4.625%, 1/18/16	GBP	2,000,000	3,588,261

Japan — 0.7%
Development Bank of Japan,
4.250%, 6/09/15(a)	USD	1,000,000	1,037,180
Japan Bank for International
Cooperation, 1.750%, 7/31/18	USD	3,700,000	3,733,829
			4,771,009
Netherlands — 7.9%
Bank Nederlandse Gemeenten,
1.875%, 12/07/18(a)	GBP	5,500,000	9,319,156
Bank Nederlandse Gemeenten,
3.000%, 3/30/17	EUR	2,000,000	2,942,281
Bank Nederlandse Gemeenten,
4.125%, 3/05/18	NZD	4,034,000	3,470,563
Bank Nederlandse Gemeenten,
4.500%, 2/20/18(a)	GBP	2,200,000	4,104,396
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
2.250%, 1/14/19(a)	USD	2,300,000	2,331,774
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
4.000%, 9/10/15	GBP	9,000,000	15,921,080
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
4.250%, 5/02/18	NZD	3,000,000	2,580,156
Nederlandse Waterschapsbank
NV, 2.000%, 9/09/15	USD	2,400,000	2,448,454
Nederlandse Waterschapsbank
NV, 2.125%, 2/09/17	USD	1,700,000	1,753,953
Nederlandse Waterschapsbank
NV, 2.375%, 6/04/15	EUR	8,100,000	11,319,082
Nederlandse Waterschapsbank
NV, 3.000%, 3/17/15	USD	1,000,000	1,019,601
			57,210,496
New Zealand — 0.6%
New Zealand Government Bond,
6.000%, 12/15/17	NZD	5,000,000	4,661,534

Norway — 2.3%
Kommunalbanken AS,
1.000%, 9/26/17(a)	USD	4,780,000	4,759,733
Kommunalbanken AS,
2.125%, 3/15/19	USD	3,000,000	3,060,273
Kommunalbanken AS,
2.375%, 1/19/16	USD	7,500,000	7,729,995
Statoil ASA, 1.950%, 11/08/18	USD	1,500,000	1,514,379
			17,064,380
Singapore — 2.8%
Singapore Government Bond,
0.500%, 4/01/18	SGD	13,000,000	10,325,591
Singapore Government Bond,
2.500%, 6/01/19	SGD	6,000,000	5,117,015
Singapore Government Bond,
4.000%, 9/01/18	SGD	5,000,000	4,529,938
			19,972,544
Supranational — 12.0%
Council of Europe Development
Bank, 1.500%, 1/15/15	USD	3,985,000	4,012,712
Council of Europe Development
Bank, 1.750%, 12/19/16	GBP	5,100,000	8,811,903
Council of Europe Development
Bank, 7.500%, 4/30/18	NZD	1,500,000	1,436,763
Eurofima, 5.000%, 4/03/17	USD	3,000,000	3,331,161
European Bank for
Reconstruction & Development,
0.500%, 1/30/15	EUR	5,634,000	7,715,301
European Bank for
Reconstruction & Development,
5.875%, 8/04/14	GBP	1,000,000	1,719,195
European Financial Stability
Facility, 2.750%, 12/05/16	EUR	4,000,000	5,825,518

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2014 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank,
1.375%, 1/15/18	GBP	1,500,000	$2,529,007
European Investment Bank,
1.500%, 2/01/19	GBP	1,600,000	2,668,604
European Investment Bank,
4.125%, 12/07/17	GBP	3,000,000	5,540,705
European Investment Bank,
4.750%, 10/15/18	GBP	2,000,000	3,805,814
European Investment Bank,
5.375%, 3/07/19	GBP	3,000,000	5,880,024
European Union,
2.375%, 9/22/17	EUR	6,300,000	9,236,906
European Union,
3.250%, 4/04/18	EUR	2,000,000	3,042,279
International Bank for
Reconstruction & Development,
1.875%, 3/15/19(a)	USD	1,000,000	1,015,461
Nordic Investment Bank,
2.500%, 7/15/15	USD	1,000,000	1,024,053
Nordic Investment Bank,
3.500%, 1/30/18	NZD	13,232,000	11,153,079
Nordic Investment Bank,
4.875%, 1/22/19	NZD	2,500,000	2,199,601
Nordic Investment Bank,
5.000%, 2/01/17	USD	5,500,000	6,090,975
			87,039,061
Sweden — 4.3%
Nordea Bank AB,
2.250%, 10/05/17	EUR	1,500,000	2,157,369
Nordea Bank AB,
3.875%, 12/15/15	GBP	4,100,000	7,289,599
Svensk Exportkredit AB,
1.750%, 5/30/17(a)	USD	1,700,000	1,737,711
Svensk Exportkredit AB,
1.875%, 12/21/18(a)	GBP	9,500,000	16,098,723
Svensk Exportkredit AB,
2.125%, 7/13/16	USD	3,000,000	3,092,265
Svenska Handelsbanken AB,
4.000%, 1/18/19	GBP	500,000	910,600
			31,286,267
United Kingdom — 4.5%
Lloyds TSB Bank PLC,
1.500%, 5/02/17	GBP	3,000,000	5,129,373
Network Rail Infrastructure Finance
PLC, 1.250%, 1/22/15	GBP	4,000,000	6,869,011
United Kingdom Gilt,
1.750%, 1/22/17	GBP	10,000,000	17,329,395
United Kingdom Gilt,
4.500%, 3/07/19	GBP	1,900,000	3,629,659
			32,957,438
United States — 15.3%
Apple, Inc., 2.100%, 5/06/19	USD	10,000,000	10,061,950
Bank of New York Mellon Corp.
(The), 2.300%, 7/28/16	USD	2,285,000	2,357,711
Bank of New York Mellon Corp.
(The), 2.500%, 1/15/16(a)	USD	1,500,000	1,545,025
Berkshire Hathaway, Inc.,
2.200%, 8/15/16	USD	15,000,000	15,485,520
Exxon Mobil Corp.,
1.819%, 3/15/19	USD	3,300,000	3,326,948
Federal National
Mortgage Association,
0.875%, 12/20/17(a)	USD	1,000,000	992,819
General Electric Capital Corp.,
1.600%, 11/20/17	USD	4,000,000	4,028,080
General Electric Capital Corp.,
2.250%, 11/09/15	USD	10,520,000	10,764,348
General Electric Capital Corp.,
5.625%, 9/15/17	USD	1,000,000	1,132,867
General Electric Capital Corp.,
5.625%, 5/01/18	USD	1,000,000	1,146,837
Google, Inc., 2.125%, 5/19/16(a)	USD	14,454,000	14,897,434
International Business Machines
Corp., 1.250%, 2/08/18	USD	13,000,000	12,947,753
Johnson & Johnson,
1.650%, 12/05/18	USD	4,000,000	4,021,356
Microsoft Corp.,
1.625%, 12/06/18(a)	USD	6,000,000	6,021,810
Toyota Motor Credit Corp.,
1.375%, 1/10/18(a)	USD	4,726,000	4,735,778
Toyota Motor Credit Corp.,
2.000%, 10/24/18(a)	USD	1,500,000	1,518,323
Toyota Motor Credit Corp.,
2.100%, 1/17/19	USD	5,000,000	5,049,805
Toyota Motor Credit Corp.,
4.000%, 12/07/17	GBP	2,023,000	3,714,110
Wal-Mart Stores, Inc.,
2.250%, 7/08/15	USD	1,000,000	1,020,436
Wal-Mart Stores, Inc.,
2.800%, 4/15/16	USD	6,000,000	6,245,118
			111,014,028
TOTAL BONDS AND NOTES
(Identified Cost $685,362,487)			713,443,643

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.0%
United States — 1.0%
SSgA Government Money
Market Fund	1	$1
SSgA Money Market Fund	6,889,536	6,889,536
		6,889,537
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $6,889,537)		6,889,537

COLLATERAL FOR SECURITIES ON LOAN — 7.4%
Short-Term — 7.4%
State Street Navigator Securities
Lending Prime Portfolio	53,490,394	53,490,394

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $53,490,394)		53,490,394

Total Investments — 106.8%
(Identified Cost $745,742,418)#		773,823,574
Liabilities, Less Cash and Other
Assets — (6.8%)		(49,236,101)
Net Assets — 100.0%		$724,587,473

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2014, the market value of the securities on loan was $52,583,105.
#

At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $745,742,418. Net unrealized appreciation aggregated $28,081,156 of which $28,406,601 related to appreciated investment securities and $325,445 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — U.S. Dollar

Ten Largest Industry Holdings as of June 30, 2014
(As a percentage of net assets):

Industry	Percentage
Banks	21.4%
Supranational Organizations	12.0%
Financials	9.9%
Industrials	8.5%
Foreign Government/Agency-Germany	7.6%
Foreign Government/Agency-Canada	5.5%
Foreign Government/Agency-Netherlands	5.0%
Foreign Government/Agency-Finland	4.8%
Foreign Government/Agency-Austria	4.2%
Foreign Government/Agency-France	4.1%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 2.8%
Alliant Techsystems, Inc.	1,080	$144,634
BE Aerospace, Inc.*	3,186	294,673
Boeing Co. (The)	31,040	3,949,219
Cubic Corp.	500	22,255
Curtiss-Wright Corp.	1,576	103,323
DigitalGlobe, Inc.*	1,909	53,070
Engility Holdings, Inc.*	495	18,939
Esterline Technologies Corp.*	900	103,608
Exelis, Inc.	8,444	143,379
General Dynamics Corp.	9,348	1,089,509
HEICO Corp.(a)	677	35,163
HEICO Corp., Class A	1,226	49,776
Hexcel Corp.*	3,100	126,790
Honeywell International, Inc.	24,971	2,321,055
Huntington Ingalls Industries, Inc.	1,557	147,277
L-3 Communications Holdings, Inc.	2,671	322,523
Lockheed Martin Corp.	11,939	1,918,956
Moog, Inc., Class A*	1,100	80,179
Northrop Grumman Corp.	7,727	924,381
Orbital Sciences Corp.*	935	27,629
Precision Castparts Corp.	4,160	1,049,984
Raytheon Co.	9,921	915,212
Rockwell Collins, Inc.	4,148	324,125
Spirit Aerosystems Holdings, Inc.,
Class A*	2,700	90,990
Teledyne Technologies, Inc.*	1,100	106,887
Textron, Inc.	8,200	313,978
TransDigm Group, Inc.(a)	2,220	371,317
Triumph Group, Inc.	1,120	78,198
United Technologies Corp.	26,707	3,083,323
		18,210,352
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.(a)	5,100	325,329
Expeditors International of
Washington, Inc.	6,339	279,931
FedEx Corp.	9,087	1,375,590
HUB Group, Inc., Class A*	505	25,452
United Parcel Service, Inc., Class B	31,567	3,240,668
UTi Worldwide, Inc.*	2,400	24,816
		5,271,786
Airlines — 0.6%
Alaska Air Group, Inc.	2,030	192,951
Allegiant Travel Co.	500	58,885
American Airlines Group, Inc.*	20,798	893,482
Copa Holdings SA, Class A	1,041	148,415
Delta Air Lines, Inc.	34,751	1,345,559
JetBlue Airways Corp.(a)*	7,550	81,918
Southwest Airlines Co.	20,941	562,475
Spirit Airlines, Inc.*	2,300	145,452
United Continental Holdings, Inc.*	16,038	658,681
		4,087,818
Auto Components — 0.6%
Autoliv, Inc.(a)	2,700	287,766
BorgWarner, Inc.	6,808	443,814
Cooper Tire & Rubber Co.	1,500	45,000
Dana Holding Corp.	4,500	109,890
Delphi Automotive PLC	9,000	618,660
Dorman Products, Inc.(a)*	1,109	54,696
Federal-Mogul Holdings Corp.*	1,109	22,435
Gentex Corp.	4,300	125,087
Goodyear Tire & Rubber Co. (The)	7,981	221,712
Johnson Controls, Inc.	21,928	1,094,865
Lear Corp.	2,582	230,624
Tenneco, Inc.*	1,900	124,830
TRW Automotive Holdings Corp.*	4,945	442,676
Visteon Corp.*	1,371	133,001
		3,955,056
Automobiles — 0.7%
Ford Motor Co.	116,047	2,000,650
General Motors Co.	28,747	1,043,516
Harley-Davidson, Inc.	9,722	679,082
Tesla Motors, Inc.(a)*	2,585	620,555
Thor Industries, Inc.	1,600	90,992
		4,434,795
Beverages — 2.3%
Boston Beer Co., Inc. (The),
Class A*	422	94,326
Brown-Forman Corp., Class B	5,420	510,401
Brown-Forman Corp. Class A	551	50,879
Coca-Cola Co. (The)	150,297	6,366,581
Coca-Cola Enterprises, Inc.	7,750	370,295
Constellation Brands, Inc.,
Class A*	5,100	449,463
Dr Pepper Snapple Group, Inc.	8,822	516,793
Molson Coors Brewing Co.,
Class B	4,077	302,350
Monster Beverage Corp.*	6,119	434,633
PepsiCo, Inc.	68,967	6,161,512
		15,257,233
Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	5,754	899,062
Alkermes PLC*	3,858	194,173
Alnylam Pharmaceuticals, Inc.(a)*	1,786	112,822
Amgen, Inc.	21,776	2,577,625
Biogen Idec, Inc.*	8,786	2,770,314
BioMarin Pharmaceutical, Inc.*	3,300	205,293
Celgene Corp.*	25,050	2,151,294
Cepheid, Inc.(a)*	700	33,558
Cubist Pharmaceuticals, Inc.*	2,300	160,586
Gilead Sciences, Inc.*	69,332	5,748,316
Incyte Corp. Ltd.*	4,952	279,491
Isis Pharmaceuticals, Inc.(a)*	2,221	76,513
Medivation, Inc.(a)*	2,296	176,976
Myriad Genetics, Inc.(a)*	2,380	92,630
Opko Health, Inc.(a)*	3,300	29,172
Pharmacyclics, Inc.(a)*	929	83,341
Regeneron Pharmaceuticals, Inc.*	2,400	677,928
Seattle Genetics, Inc.(a)*	1,502	57,451
Synageva BioPharma Corp.(a)*	216	22,637
United Therapeutics Corp.*	1,782	157,689
Vertex Pharmaceuticals, Inc.*	4,876	461,660
		16,968,531

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products — 0.2%
A.O. Smith Corp.	2,350	$116,513
Allegion PLC	2,527	143,230
Armstrong World Industries, Inc.*	1,422	81,665
Fortune Brands Home & Security, Inc.	3,033	121,108
Lennox International, Inc.	1,992	178,423
Masco Corp.	11,562	256,676
Owens Corning	3,036	117,433
Simpson Manufacturing Co., Inc.	1,080	39,269
USG Corp.(a)*	2,828	85,208
		1,139,525
Capital Markets — 1.5%
Affiliated Managers Group, Inc.*	1,300	267,020
American Capital Ltd.*	8,700	133,023
Ameriprise Financial, Inc.	6,240	748,800
Bank of New York Mellon Corp. (The)	19,336	724,713
BlackRock, Inc.	2,552	815,619
Charles Schwab Corp. (The)	35,811	964,390
E*Trade Financial Corp.*	6,400	136,064
Eaton Vance Corp.(a)	3,600	136,044
Evercore Partners, Inc., Class A	967	55,738
Federated Investors, Inc., Class B(a)	3,100	95,852
Financial Engines, Inc.(a)	700	31,696
Franklin Resources, Inc.	12,000	694,080
Goldman Sachs Group, Inc. (The)	7,677	1,285,437
Greenhill & Co., Inc.(a)	828	40,779
Invesco Ltd.	11,979	452,207
Janus Capital Group, Inc.(a)	4,300	53,664
Legg Mason, Inc.	3,600	184,716
LPL Financial Holdings, Inc.	2,967	147,578
Morgan Stanley	18,863	609,841
Northern Trust Corp.	5,803	372,611
Raymond James Financial, Inc.	3,700	187,701
SEI Investments Co.	4,110	134,685
State Street Corp.	6,799	457,301
Stifel Financial Corp.*	1,686	79,832
T Rowe Price Group, Inc.	9,602	810,505
TD Ameritrade Holding Corp.	6,478	203,085
Virtus Investment Partners, Inc.*	300	63,525
Waddell & Reed Financial, Inc.,
Class A	3,261	204,106
WisdomTree Investments, Inc.(a)*	3,149	38,922
		10,129,534
Chemicals — 2.9%
Air Products & Chemicals, Inc.	5,972	768,119
Airgas, Inc.	2,441	265,849
Albemarle Corp.	3,554	254,111
Ashland, Inc.	2,211	240,424
Axiall Corp.	1,512	71,472
Balchem Corp.	785	42,045
Cabot Corp.	1,800	104,382
Celanese Corp., Series A	6,572	422,448
CF Industries Holdings, Inc.	2,520	606,136
Chemtura Corp.*	2,756	72,014
Cytec Industries, Inc.	1,000	105,420
Dow Chemical Co. (The)	36,928	1,900,315
Eastman Chemical Co.	5,740	501,389
Ecolab, Inc.	9,672	1,076,881
EI Du Pont de Nemours & Co.	31,176	2,040,158
Flotek Industries, Inc.(a)*	1,026	32,996
FMC Corp.	5,860	417,173
H.B. Fuller Co.	1,077	51,804
Huntsman Corp.	9,209	258,773
International Flavors &
Fragrances, Inc.	2,714	283,016
LyondellBasell Industries NV,
Class A	18,192	1,776,449
Minerals Technologies, Inc.	1,316	86,303
Monsanto Co.	15,956	1,990,351
Mosaic Co. (The)	4,400	217,580
NewMarket Corp.(a)	462	181,155
Olin Corp.(a)	2,100	56,532
PolyOne Corp.	2,800	117,992
PPG Industries, Inc.	5,245	1,102,237
Praxair, Inc.	11,461	1,522,479
Rockwood Holdings, Inc.	1,300	98,787
RPM International, Inc.	4,928	227,575
Scotts Miracle-Gro Co. (The), Class A	2,064	117,359
Sensient Technologies Corp.	700	39,004
Sherwin Williams Co. (The)	3,787	783,568
Sigma-Aldrich Corp.	3,700	375,476
Tronox Ltd., Class A	40	1,076
Valspar Corp.	3,512	267,579
W.R. Grace & Co.*	3,212	303,630
Westlake Chemical Corp.	1,930	161,657
		18,941,714
Commercial Banks — 3.9%
Associated Banc-Corp.	4,819	87,128
Bancorpsouth, Inc.	2,260	55,528
Bank of America Corp.	167,109	2,568,465
Bank of Hawaii Corp.	1,200	70,428
Bank of the Ozarks, Inc.	1,678	56,129
BankUnited, Inc.	2,300	77,004
BB&T Corp.	9,652	380,578
BOK Financial Corp.	696	46,354
Cathay General Bancorp	2,343	59,887
CIT Group, Inc.	2,615	119,662
Citigroup, Inc.	44,770	2,108,667
City National Corp.	1,533	116,140
Comerica, Inc.	2,700	135,432
Commerce Bancshares, Inc.	2,613	121,505
Community Bank System, Inc.(a)	1,047	37,901
Cullen/Frost Bankers, Inc.(a)	1,100	87,362
CVB Financial Corp.(a)	2,712	43,473
East West Bancorp, Inc.	3,900	136,461
Fifth Third Bancorp	26,527	566,351
First Horizon National Corp.	7,245	85,926
First Niagara Financial Group, Inc.	9,560	83,554
First Republic Bank	2,111	116,084
FirstMerit Corp.	3,655	72,186
FNB Corp.(a)	4,446	56,998
Fulton Financial Corp.	4,067	50,390

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Glacier Bancorp, Inc.(a)	1,534	$43,535
Hancock Holding Co.	2,100	74,172
Home Bancshares, Inc.	1,469	48,213
Huntington Bancshares, Inc.	20,992	200,264
Iberiabank Corp.	891	61,648
International Bancshares Corp.	1,350	36,450
Investors Bancorp, Inc.	4,335	47,902
JPMorgan Chase & Co.	92,651	5,338,551
KeyCorp	23,256	333,258
M&T Bank Corp.(a)	3,182	394,727
MB Financial, Inc.	1,600	43,280
National Penn Bancshares, Inc.	3,400	35,972
Old National Bancorp	2,800	39,984
PacWest Bancorp	1,900	82,023
PNC Financial Services Group,
Inc. (The)	9,802	872,868
Popular, Inc.*	2,182	74,581
PrivateBancorp, Inc.	2,000	58,120
Prosperity Bancshares, Inc.	1,226	76,748
Regions Financial Corp.	38,152	405,174
Signature Bank*	1,400	176,652
SunTrust Banks, Inc.	9,946	398,437
Susquehanna Bancshares, Inc.	5,222	55,144
SVB Financial Group*	1,400	163,268
Synovus Financial Corp.	3,750	91,425
TCF Financial Corp.	4,700	76,939
Texas Capital Bancshares, Inc.*	1,027	55,407
Trustmark Corp.(a)	1,900	46,911
UMB Financial Corp.	1,100	69,729
Umpqua Holdings Corp.	3,100	55,552
United Bankshares, Inc.(a)	1,262	40,800
US Bancorp	49,908	2,162,015
Valley National Bancorp(a)	5,707	56,556
Webster Financial Corp.	2,510	79,165
Wells Fargo & Co.	124,878	6,563,588
Westamerica Bancorporation(a)	900	47,052
Western Alliance Bancorp*	2,242	53,360
Wintrust Financial Corp.	1,100	50,600
Zions Bancorporation	4,153	122,389
		25,972,052
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,200	32,376
ADT Corp. (The)(a)	5,686	198,669
Brady Corp., Class A	1,600	47,792
Brink’s Co. (The)	1,230	34,711
Cintas Corp.	3,092	196,466
Civeo Corp.*	3,200	80,096
Clean Harbors, Inc.(a)*	1,735	111,474
Copart, Inc.*	4,171	149,989
Covanta Holding Corp.	3,570	73,578
Deluxe Corp.	2,000	117,160
Healthcare Services Group, Inc.(a)	2,053	60,440
Herman Miller, Inc.	2,059	62,264
HNI Corp.	1,166	45,602
Iron Mountain, Inc.	6,285	222,803
KAR Auction Services, Inc.	3,950	125,887
Mobile Mini, Inc.(a)	1,083	51,865
MSA Safety, Inc.	1,100	63,228
Pitney Bowes, Inc.	9,123	251,977
R.R. Donnelley & Sons Co.	8,595	145,771
Republic Services, Inc.	5,985	227,250
Rollins, Inc.(a)	2,814	84,420
Steelcase, Inc., Class A	3,679	55,663
Stericycle, Inc.*	2,694	319,023
Tetra Tech, Inc.	1,092	30,030
Tyco International Ltd.	14,276	650,986
UniFirst Corp.	477	50,562
United Stationers, Inc.(a)	900	37,323
Waste Connections, Inc.	3,537	171,721
Waste Management, Inc.	15,224	680,970
		4,380,096
Communications Equipment — 1.4%
ADTRAN, Inc.	1,300	29,328
ARRIS Group, Inc.*	4,250	138,253
Brocade Communications
Systems, Inc.	11,672	107,382
Ciena Corp.(a)*	3,000	64,980
Cisco Systems, Inc.	132,071	3,281,964
EchoStar Corp., Class A*	840	44,470
F5 Networks, Inc.*	2,400	267,456
Finisar Corp.(a)*	2,900	57,275
Harris Corp.	4,733	358,525
InterDigital, Inc.	620	29,636
JDS Uniphase Corp.*	5,100	63,597
Juniper Networks, Inc.*	15,256	374,382
Motorola Solutions, Inc.	8,500	565,845
Plantronics, Inc.	1,300	62,465
Polycom, Inc.*	4,800	60,144
QUALCOMM, Inc.	43,994	3,484,325
Riverbed Technology, Inc.*	4,100	84,583
Ubiquiti Networks, Inc.(a)*	932	42,117
Viasat, Inc.(a)*	615	35,645
		9,152,372
Computers & Peripherals — 4.4%
3D Systems Corp.(a)*	2,221	132,816
Apple, Inc.	235,802	21,913,080
Diebold, Inc.(a)	1,900	76,323
Electronics for Imaging, Inc.*	1,399	63,235
EMC Corp.	57,873	1,524,375
Hewlett-Packard Co.	72,249	2,433,346
Lexmark International, Inc.,
Class A(a)	2,372	114,236
NCR Corp.*	5,050	177,205
NetApp, Inc.	9,674	353,294
SanDisk Corp.	6,700	699,681
Seagate Technology PLC	13,009	739,171
Stratasys Ltd.(a)*	981	111,471
Western Digital Corp.	7,791	719,109
		29,057,342

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering — 0.2%
Aecom Technology Corp.*	2,900	$93,380
Chicago Bridge & Iron Co. NV	2,862	195,188
EMCOR Group, Inc.	1,700	75,701
Fluor Corp.	4,900	376,810
Granite Construction, Inc.	245	8,815
Jacobs Engineering Group, Inc.*	2,437	129,843
KBR, Inc.	2,987	71,240
MasTec, Inc.*	2,200	67,804
Primoris Services Corp.	1,000	28,840
Quanta Services, Inc.*	6,358	219,860
URS Corp.	1,500	68,775
		1,336,256
Construction Materials — 0.1%
Eagle Materials, Inc.	1,400	131,992
Martin Marietta Materials, Inc.(a)	1,200	158,460
Texas Industries, Inc.(a)*	470	43,409
Vulcan Materials Co.	3,384	215,730
		549,591
Consumer Finance — 1.0%
American Express Co.	41,922	3,977,140
Capital One Financial Corp.	14,102	1,164,825
Credit Acceptance Corp.*	318	39,146
Discover Financial Services	17,951	1,112,603
First Cash Financial Services, Inc.*	800	46,072
Navient Corp.	13,453	238,253
Nelnet, Inc., Class A	156	6,463
Portfolio Recovery Associates,
Inc.(a)*	1,500	89,295
SLM Corp.	13,453	111,794
		6,785,591
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,100	140,721
Avery Dennison Corp.	3,583	183,629
Ball Corp.	5,036	315,657
Bemis Co., Inc.	3,200	130,112
Berry Plastics Group, Inc.*	3,164	81,631
Crown Holdings, Inc.*	4,148	206,404
Graphic Packaging Holding Co.*	9,200	107,640
Greif, Inc., Class A	1,000	54,560
MeadWestvaco Corp.	4,840	214,218
Owens-Illinois, Inc.*	6,988	242,064
Packaging Corp. of America	3,000	214,470
Rock-Tenn Co., Class A	1,989	210,019
Sealed Air Corp.	7,971	272,369
Silgan Holdings, Inc.	1,968	100,014
Sonoco Products Co.	3,100	136,183
		2,609,691
Distributors — 0.1%
Genuine Parts Co.	4,805	421,879
LKQ Corp.*	6,600	176,154
Pool Corp.	1,885	106,616
		704,649
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	4,463	139,469
DeVry Education Group, Inc.	1,900	80,446
Graham Holdings Co., Class B	100	71,811
Grand Canyon Education, Inc.*	2,002	92,032
H&R Block, Inc.	8,900	298,328
Service Corp. International	6,365	131,883
Sotheby’s, Class A	1,900	79,781
		893,750
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B*	54,124	6,849,933
CBOE Holdings, Inc.	3,888	191,328
CME Group, Inc.	5,067	359,504
Intercontinental Exchange, Inc.	1,500	283,350
Leucadia National Corp.	4,626	121,294
MarketAxess Holdings, Inc.	1,100	59,466
McGraw-Hill Financial, Inc.	11,224	931,929
Moody’s Corp.	8,581	752,210
MSCI, Inc., Class A*	2,162	99,128
NASDAQ OMX Group, Inc. (The)	1,536	59,320
PHH Corp.*	405	9,307
		9,716,769
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	214,839	7,596,707
CenturyLink, Inc.(a)	17,085	618,477
Cogent Communications
Holdings, Inc.	1,148	39,664
Frontier Communications Corp.(a)	33,744	197,065
Level 3 Communications, Inc.*	6,740	295,954
tw telecom, Inc.*	6,033	243,190
Verizon Communications, Inc.	191,952	9,392,211
Windstream Holdings, Inc.	17,192	171,232
		18,554,500
Electric Utilities — 1.6%
Allete, Inc.(a)	1,000	51,350
American Electric Power Co., Inc.	15,400	858,858
Cleco Corp.	1,800	106,110
Duke Energy Corp.	21,525	1,596,940
Edison International	9,650	560,761
El Paso Electric Co.	1,200	48,252
Entergy Corp.	4,900	402,241
Exelon Corp.	23,383	853,012
FirstEnergy Corp.	10,601	368,067
Great Plains Energy, Inc.	4,584	123,172
Hawaiian Electric Industries, Inc.(a)	3,245	82,163
IDACORP, Inc.	1,576	91,140
ITC Holdings Corp.	5,154	188,018
NextEra Energy, Inc.	13,712	1,405,206
Northeast Utilities	9,140	432,048
OGE Energy Corp.	5,000	195,400
Pepco Holdings, Inc.	7,200	197,856
Pinnacle West Capital Corp.	2,600	150,384
PNM Resources, Inc.	2,600	76,258
Portland General Electric Co.(a)	2,100	72,807

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
PPL Corp.	17,593	$625,079
Southern Co. (The)	24,658	1,118,980
UIL Holdings Corp.	1,433	55,471
UNS Energy Corp.	1,400	84,574
Westar Energy, Inc.(a)	3,598	137,408
Xcel Energy, Inc.	14,300	460,889
		10,342,444
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,400	193,550
AMETEK, Inc.	7,562	395,341
Babcock & Wilcox Co. (The)	3,550	115,233
Eaton Corp. PLC	9,830	758,679
Emerson Electric Co.	28,449	1,887,876
EnerSys, Inc.	1,500	103,185
Franklin Electric Co., Inc.	1,200	48,396
Generac Holdings, Inc.(a)*	1,900	92,606
Hubbell, Inc., Class A	100	12,568
Hubbell, Inc., Class B	1,594	196,301
Polypore International, Inc.*	1,200	57,276
Regal-Beloit Corp.	967	75,968
Rockwell Automation, Inc.	6,103	763,851
Sensata Technologies Holding NV*	4,479	209,528
SolarCity Corp.(a)*	400	28,240
		4,938,598
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4,903	472,355
Anixter International, Inc.	800	80,056
Arrow Electronics, Inc.*	1,900	114,779
Avnet, Inc.	3,222	142,767
Belden, Inc.	1,290	100,826
Cognex Corp.*	1,922	73,805
Coherent, Inc.*	580	38,379
Corning, Inc.	42,424	931,207
Daktronics, Inc.	100	1,192
Dolby Laboratories, Inc., Class A(a)*	1,100	47,520
FEI Co.	1,012	91,819
FLIR Systems, Inc.	4,400	152,812
Ingram Micro, Inc., Class A*	4,200	122,682
InvenSense, Inc.(a)*	473	10,732
IPG Photonics Corp.(a)*	700	48,160
Itron, Inc.(a)*	545	22,100
Jabil Circuit, Inc.	5,400	112,860
Knowles Corp.*	2,550	78,387
Littelfuse, Inc.	380	35,321
National Instruments Corp.	2,810	91,016
OSI Systems, Inc.*	572	38,181
Plexus Corp.*	900	38,961
Sanmina Corp.*	900	20,502
SYNNEX Corp.*	735	53,545
TE Connectivity Ltd.	12,798	791,428
Tech Data Corp.*	1,300	81,276
Trimble Navigation Ltd.*	6,928	255,989
Vishay Intertechnology, Inc.(a)	4,830	74,817
Zebra Technologies Corp., Class A*	1,575	129,654
		4,253,128
Energy Equipment & Services — 2.0%
Atwood Oceanics, Inc.*	1,100	57,728
Baker Hughes, Inc.	13,856	1,031,579
Bristow Group, Inc.	1,083	87,312
Cameron International Corp.*	7,106	481,147
CARBO Ceramics, Inc.(a)	300	46,236
Core Laboratories NV	1,479	247,082
Diamond Offshore Drilling, Inc.(a)	1,386	68,787
Dresser-Rand Group, Inc.*	2,200	140,206
Dril-Quip, Inc.*	1,100	120,164
Era Group, Inc.*	400	11,472
Exterran Holdings, Inc.	1,688	75,943
FMC Technologies, Inc.*	7,703	470,422
Forum Energy Technologies, Inc.*	1,368	49,836
Gulfmark Offshore, Inc.,
Class A	600	27,108
Halliburton Co.	28,440	2,019,524
Helix Energy Solutions Group, Inc.*	2,643	69,537
Helmerich & Payne, Inc.	3,200	371,552
Hornbeck Offshore Services, Inc.(a)*	900	42,228
McDermott International, Inc.(a)*	6,400	51,776
Nabors Industries Ltd.	8,800	258,456
National Oilwell Varco, Inc.	8,890	732,092
Noble Corp. PLC	5,393	180,989
Oceaneering International, Inc.	3,400	265,642
Oil States International, Inc.*	1,600	102,544
Pacific Drilling SA*	27	270
Patterson-UTI Energy, Inc.	4,300	150,242
Rowan Companies PLC,
Class A	2,805	89,564
RPC, Inc.	2,914	68,450
Schlumberger Ltd.	39,972	4,714,697
SEACOR Holdings, Inc.*	500	41,125
Superior Energy Services, Inc.	4,484	162,052
Tidewater, Inc.	1,400	78,610
Transocean Ltd.(a)	5,133	231,139
Unit Corp.*	1,300	89,479
Weatherford International PLC*	22,958	528,034
		13,163,024
Food & Staples Retailing — 2.2%
Andersons, Inc. (The)	486	25,068
Casey’s General Stores, Inc.(a)	1,211	85,121
Costco Wholesale Corp.	14,836	1,708,514
CVS Caremark Corp.	35,902	2,705,934
Fresh Market, Inc. (The)(a)*	1,100	36,817
Kroger Co. (The)	18,783	928,444
PriceSmart, Inc.(a)	600	52,224
Rite Aid Corp.*	22,220	159,317
Safeway, Inc.	10,610	364,347
Sysco Corp.	21,479	804,389
United Natural Foods, Inc.*	1,400	91,140
Wal-Mart Stores, Inc.	71,678	5,380,867
Walgreen Co.	26,207	1,942,725
Weis Markets, Inc.(a)	600	27,438
Whole Foods Market, Inc.	11,607	448,378
		14,760,723

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 1.6%
Archer-Daniels-Midland Co.	14,326	$631,920
B&G Foods, Inc.	1,670	54,592
Bunge Ltd.	2,239	169,358
Campbell Soup Co.(a)	6,829	312,837
ConAgra Foods, Inc.	12,027	356,961
Darling Ingredients, Inc.*	4,338	90,664
Dean Foods Co.(a)	2,592	45,593
Flowers Foods, Inc.	5,407	113,980
Fresh Del Monte Produce, Inc.	1,100	33,715
General Mills, Inc.	20,878	1,096,930
Hain Celestial Group, Inc. (The)*	1,500	133,110
Hershey Co. (The)	6,557	638,455
Hillshire Brands Co.	5,464	340,407
Hormel Foods Corp.	4,595	226,763
Ingredion, Inc.	2,264	169,891
J&J Snack Foods Corp.	457	43,013
J.M. Smucker Co. (The)	2,461	262,269
Kellogg Co.	9,941	653,124
Keurig Green Mountain, Inc.(a)	3,900	485,979
Kraft Foods Group, Inc.	25,579	1,533,461
Lancaster Colony Corp.	722	68,706
McCormick & Co., Inc.(a)	3,500	250,565
Mead Johnson Nutrition Co.	8,881	827,443
Mondelez International, Inc., Class A	33,468	1,258,731
Pilgrim’s Pride Corp.*	1,700	46,512
Post Holdings, Inc.*	943	48,008
Sanderson Farms, Inc.(a)	839	81,551
Snyders-Lance, Inc.	1,354	35,827
Tootsie Roll Industries, Inc.(a)	321	9,450
TreeHouse Foods, Inc.*	1,116	89,358
Tyson Foods, Inc., Class A	8,302	311,657
WhiteWave Foods Co., Class A*	3,209	103,875
		10,524,705
Gas Utilities — 0.2%
AGL Resources, Inc.	3,657	201,245
Atmos Energy Corp.	2,900	154,860
Laclede Group, Inc. (The)	963	46,754
National Fuel Gas Co.	2,200	172,260
New Jersey Resources Corp.(a)	1,150	65,734
ONE Gas, Inc.	1,600	60,400
Piedmont Natural Gas Co., Inc.	2,300	86,043
Questar Corp.	5,200	128,960
South Jersey Industries, Inc.(a)	800	48,328
Southwest Gas Corp.	1,343	70,897
UGI Corp.	3,533	178,416
WGL Holdings, Inc.(a)	1,400	60,340
		1,274,237
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	27,389	1,120,210
Alere, Inc.*	2,200	82,324
Align Technology, Inc.*	1,900	106,476
Baxter International, Inc.	18,404	1,330,609
Becton Dickinson and Co.	6,743	797,697
Boston Scientific Corp.*	31,527	402,600
Cantel Medical Corp.	1,074	39,330
CareFusion Corp.*	5,527	245,122
Cooper Companies, Inc. (The)	1,358	184,050
Covidien PLC	13,427	1,210,847
CR Bard, Inc.	3,279	468,930
Cyberonics, Inc.*	1,115	69,643
DENTSPLY International, Inc.	4,334	205,215
Edwards Lifesciences Corp.*	3,489	299,496
Globus Medical, Inc., Class A*	1,500	35,880
Haemonetics Corp.*	1,000	35,280
Hill-Rom Holdings, Inc.	1,606	66,665
Hologic, Inc.*	6,073	153,950
Idexx Laboratories, Inc.(a)*	1,983	264,869
Integra LifeSciences Holdings Corp.*	800	37,648
Intuitive Surgical, Inc.*	900	370,620
Masimo Corp.*	1,500	35,400
Medtronic, Inc.	30,364	1,936,009
NuVasive, Inc.*	1,369	48,695
ResMed, Inc.(a)	4,200	212,646
Sirona Dental Systems, Inc.*	1,200	98,952
St. Jude Medical, Inc.	10,692	740,421
STERIS Corp.	1,900	101,612
Stryker Corp.	7,934	668,995
Teleflex, Inc.	1,264	133,478
Thoratec Corp.*	863	30,084
Varian Medical Systems, Inc.*	3,200	266,048
West Pharmaceutical Services, Inc.	2,000	84,360
Zimmer Holdings, Inc.	4,980	517,223
		12,401,384
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*	1,023	46,547
Aetna, Inc.	10,434	845,989
Air Methods Corp.(a)*	1,200	61,980
AmerisourceBergen Corp.	9,694	704,366
Amsurg Corp.*	900	41,013
Brookdale Senior Living, Inc.*	2,876	95,886
Cardinal Health, Inc.	12,412	850,967
Centene Corp.*	1,700	128,537
CIGNA Corp.	8,271	760,684
Community Health Systems, Inc.*	2,606	118,234
DaVita HealthCare Partners, Inc.*	5,400	390,528
Express Scripts Holding Co.*	22,364	1,550,496
HCA Holdings, Inc.*	9,940	560,417
Health Net, Inc.*	2,200	91,388
Healthsouth Corp.	2,658	95,343
Henry Schein, Inc.*	2,586	306,881
Humana, Inc.	4,524	577,805
Laboratory Corp. of America Holdings*	2,400	245,760
LifePoint Hospitals, Inc.*	1,533	95,199
Magellan Health, Inc.*	708	44,066
McKesson Corp.	7,000	1,303,470
Mednax, Inc.*	3,200	186,080
Molina Healthcare, Inc.(a)*	700	31,241
MWI Veterinary Supply, Inc.*	339	48,135
Omnicare, Inc.	2,338	155,641
Owens & Minor, Inc.(a)	1,695	57,596
Patterson Cos., Inc.(a)	2,515	99,368
Quest Diagnostics, Inc.(a)	4,415	259,116
See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Select Medical Holdings Corp.	1,004	$15,662
Team Health Holdings, Inc.*	3,194	159,508
Tenet Healthcare Corp.*	4,329	203,203
UnitedHealth Group, Inc.	30,946	2,529,836
Universal Health Services, Inc.,
Class B	3,403	325,871
VCA, Inc.*	2,600	91,234
WellCare Health Plans, Inc.*	1,293	96,535
WellPoint, Inc.	9,092	978,390
		14,152,972
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	2,600	41,730
athenahealth, Inc.(a)*	1,111	139,019
Cerner Corp.(a)*	6,810	351,260
MedAssets, Inc.*	1,584	36,178
Medidata Solutions, Inc.*	1,123	48,076
Quality Systems, Inc.	1,400	22,470
		638,733
Hotels, Restaurants & Leisure — 2.3%
Bally Technologies, Inc.(a)*	1,100	72,292
Belmond Ltd., Class A*	1,547	22,493
Bloomin’ Brands, Inc.*	2,702	60,606
Bob Evans Farms, Inc.(a)	800	40,040
Brinker International, Inc.(a)	2,999	145,901
Buffalo Wild Wings, Inc.(a)*	843	139,693
Burger King Worldwide, Inc.(a)	1,972	53,678
Caesars Entertainment Corp.(a)*	1,300	23,504
Carnival Corp.	10,741	404,399
Cheesecake Factory, Inc. (The)(a)	1,750	81,235
Chipotle Mexican Grill, Inc.*	1,000	592,510
Choice Hotels International, Inc.	1,000	47,110
Churchill Downs, Inc.	115	10,363
Cracker Barrel Old Country
Store, Inc.	700	69,699
Darden Restaurants, Inc.(a)	4,092	189,337
DineEquity, Inc.	253	20,111
Domino’s Pizza, Inc.	1,690	123,522
Dunkin’ Brands Group, Inc.(a)	4,544	208,161
Hyatt Hotels Corp., Class A*	1,300	79,274
International Game Technology	7,900	125,689
Interval Leisure Group, Inc.	974	21,369
Jack in the Box, Inc.	1,879	112,439
Krispy Kreme Doughnuts, Inc.(a)*	1,700	27,166
Las Vegas Sands Corp.	17,563	1,338,652
Life Time Fitness, Inc.(a)*	1,300	63,362
Marriott International, Inc., Class A(a)	6,766	433,701
Marriott Vacations Worldwide Corp.*	295	17,296
McDonald’s Corp.	43,895	4,421,982
MGM Resorts International*	11,853	312,919
Norwegian Cruise Line Holdings Ltd.*	1,146	36,328
Panera Bread Co., Class A(a)*	1,166	174,702
Papa John’s International, Inc.	1,461	61,932
Royal Caribbean Cruises Ltd.	4,600	255,760
Scientific Games Corp., Class A*	1,400	15,568
Six Flags Entertainment Corp.	2,252	95,823
Starbucks Corp.	33,234	2,571,647
Starwood Hotels &
Resorts Worldwide, Inc.	5,800	468,756
Texas Roadhouse, Inc.	1,857	48,282
Vail Resorts, Inc.	1,000	77,180
Wendy’s Co. (The)	7,777	66,338
Wyndham Worldwide Corp.	4,079	308,862
Wynn Resorts Ltd.	2,564	532,184
Yum! Brands, Inc.	19,488	1,582,425
		15,554,290
Household Durables — 0.4%
DR Horton, Inc.	7,500	184,350
Garmin Ltd.(a)	3,681	224,173
Harman International Industries, Inc.	2,100	225,603
Helen of Troy Ltd.*	818	49,595
Jarden Corp.*	1,742	103,388
KB Home(a)	922	17,223
La-Z-Boy, Inc.	1,500	34,755
Leggett & Platt, Inc.(a)	4,300	147,404
Lennar Corp., Class A(a)	4,600	193,108
Lennar Corp., Class B	329	11,689
Meritage Homes Corp.*	900	37,989
Mohawk Industries, Inc.*	1,843	254,961
Newell Rubbermaid, Inc.	9,000	278,910
NVR, Inc.*	159	182,945
PulteGroup, Inc.	5,747	115,859
Ryland Group, Inc. (The)(a)	1,375	54,230
Standard Pacific Corp.(a)*	2,641	22,713
Tempur-Pedic International, Inc.(a)*	2,741	163,638
Toll Brothers, Inc.*	3,000	110,700
Tupperware Brands Corp.(a)	1,400	117,180
Whirlpool Corp.	2,267	315,612
		2,846,025
Household Products — 1.7%
Church & Dwight Co., Inc.	4,300	300,785
Clorox Co. (The)(a)	5,166	472,172
Colgate-Palmolive Co.	40,497	2,761,086
Energizer Holdings, Inc.	1,400	170,842
Kimberly-Clark Corp.	16,647	1,851,479
Procter & Gamble Co. (The)	74,385	5,845,917
Spectrum Brands Holdings, Inc.	817	70,287
		11,472,568
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	19,700	306,335
Calpine Corp.*	8,794	209,385
Dynegy, Inc.*	1,700	59,160
NRG Energy, Inc.	9,747	362,589
		937,469
Industrial Conglomerates — 1.5%
3M Co.	27,841	3,987,945
Carlisle Cos., Inc.	1,935	167,610
Danaher Corp.	11,099	873,824
General Electric Co.	162,966	4,282,747
Raven Industries, Inc.	939	31,118
Roper Industries, Inc.	3,000	438,030
		9,781,274

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance — 2.2%
ACE Ltd.	6,760	$701,012
Aflac, Inc.	12,257	762,998
Alleghany Corp.*	227	99,453
Allied World Assurance Co.,
Holdings Ltd.	1,940	73,759
Allstate Corp. (The)	12,965	761,305
American Equity Investment Life
Holding Co.	1,900	46,740
American Financial Group, Inc.	2,100	125,076
American International Group, Inc.	24,525	1,338,575
American National Insurance Co.	97	11,077
Amtrust Financial Services, Inc.(a)	990	41,392
Aon PLC	6,791	611,801
Arch Capital Group Ltd.*	2,705	155,375
Arthur J Gallagher & Co.	3,775	175,915
Aspen Insurance Holdings Ltd.	2,100	95,382
Assurant, Inc.	1,504	98,587
Assured Guaranty Ltd.	4,900	120,050
Axis Capital Holdings Ltd.	2,200	97,416
Brown & Brown, Inc.	3,200	98,272
Chubb Corp. (The)	6,464	595,787
Cincinnati Financial Corp.	3,998	192,064
CNA Financial Corp.	1,539	62,206
CNO Financial Group, Inc.	6,200	110,360
Endurance Specialty Holdings Ltd.	1,200	61,908
Enstar Group Ltd.(a)*	300	45,219
Erie Indemnity Co., Class A	830	62,466
Everest Re Group Ltd.	1,000	160,490
Fidelity National Financial, Inc.,
Class A(a)	6,962	228,075
First American Financial Corp.	2,357	65,501
Genworth Financial, Inc., Class A*	13,600	236,640
Hanover Insurance Group, Inc. (The)	1,273	80,390
Hartford Financial Services
Group, Inc.	10,305	369,022
HCC Insurance Holdings, Inc.	3,061	149,805
Hilltop Holdings, Inc.*	1,633	34,718
Kemper Corp.	1,200	44,232
Lincoln National Corp.	3,358	172,736
Loews Corp.	5,335	234,793
Markel Corp.(a)*	100	65,564
Marsh & McLennan Cos., Inc.	17,220	892,340
MBIA, Inc.*	3,900	43,056
Mercury General Corp.	800	37,632
MetLife, Inc.	17,304	961,410
Old Republic International Corp.	5,675	93,865
PartnerRe Ltd.	900	98,289
Platinum Underwriters Holdings Ltd.	800	51,880
Primerica, Inc.	1,400	66,990
Principal Financial Group, Inc.	7,385	372,795
ProAssurance Corp.	1,800	79,920
Progressive Corp. (The)	16,186	410,477
Protective Life Corp.	2,200	152,526
Prudential Financial, Inc.	8,876	787,923
Reinsurance Group of America, Inc.	1,781	140,521
RenaissanceRe Holdings Ltd.(a)	1,100	117,700
RLI Corp.	1,000	45,780
StanCorp Financial Group, Inc.(a)	1,400	89,600
Symetra Financial Corp.	553	12,575
Torchmark Corp.	1,534	125,665
Travelers Companies, Inc. (The)	13,042	1,226,861
Unum Group	4,300	149,468
Validus Holdings Ltd.	2,441	93,344
Willis Group Holdings PLC	5,000	216,500
WR Berkley Corp.	2,531	117,211
XL Group PLC	3,181	104,114
		14,874,603
Internet & Catalog Retail — 1.4%
Amazon.com, Inc.*	13,309	4,322,497
Expedia, Inc.	3,803	299,524
Groupon, Inc.(a)*	11,300	74,806
HomeAway, Inc.(a)*	900	31,338
HSN, Inc.	1,490	88,268
Lands’ End, Inc.*	357	11,988
Liberty Interactive Corp., Class A*	9,939	291,809
Liberty Ventures, Series A*	2,162	159,555
NetFlix, Inc.*	1,700	749,020
Priceline Group, Inc. (The)*	1,935	2,327,805
Shutterfly, Inc.(a)*	562	24,200
TripAdvisor, Inc.*	5,115	555,796
		8,936,606
Internet Software & Services — 2.4%
Akamai Technologies, Inc.*	5,554	339,127
AOL, Inc.*	1,288	51,250
Bankrate, Inc.*	1,027	18,014
Conversant, Inc.(a)*	1,826	46,380
CoStar Group, Inc.*	765	121,000
Dealertrack Technologies, Inc.*	1,153	52,277
eBay, Inc.*	28,912	1,447,335
Equinix, Inc.*	1,371	288,033
Facebook, Inc., Class A*	55,658	3,745,227
Google, Inc., Class A*	6,397	3,740,134
Google, Inc., Class C*	7,643	4,396,865
IAC/InterActiveCorp	2,253	155,975
j2 Global, Inc.(a)	800	40,688
LinkedIn Corp., Class A*	1,505	258,062
NIC, Inc.	1,910	30,274
OpenTable, Inc.*	478	49,521
Pandora Media, Inc.(a)*	3,156	93,102
Rackspace Hosting, Inc.*	3,500	117,810
Shutterstock, Inc.(a)*	191	15,849
VeriSign, Inc.(a)*	4,100	200,121
Web.com Group, Inc.*	1,185	34,211
WebMD Health Corp.(a)*	1,060	51,198
Yahoo!, Inc.*	13,246	465,332
Yelp, Inc.(a)*	744	57,050
Zillow, Inc., Class A(a)*	436	62,317
		15,877,152

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services — 3.8%
Accenture PLC, Class A	25,618	$2,070,959
Acxiom Corp.*	2,292	49,713
Alliance Data Systems Corp.(a)*	1,500	421,875
Amdocs Ltd.	4,430	205,242
Automatic Data Processing, Inc.	17,391	1,378,758
Blackhawk Network Holdings, Inc.,
Class B*	1,743	46,800
Booz Allen Hamilton Holding Corp.	623	13,233
Broadridge Financial Solutions, Inc.	5,322	221,608
CACI International, Inc., Class A(a)*	756	53,079
Cardtronics, Inc.*	1,505	51,290
Cognizant Technology Solutions Corp.,
Class A*	18,484	904,052
Computer Sciences Corp.	4,600	290,720
Convergys Corp.(a)	3,200	68,608
CoreLogic, Inc.*	2,708	82,215
DST Systems, Inc.	906	83,506
EPAM Systems, Inc.*	505	22,094
Euronet Worldwide, Inc.*	1,400	67,536
Fidelity National Information
Services, Inc.	8,383	458,885
Fiserv, Inc.*	7,900	476,528
FleetCor Technologies, Inc.*	2,230	293,914
Gartner, Inc., Class A*	2,700	190,404
Genpact Ltd.*	3,590	62,933
Global Payments, Inc.	2,693	196,185
Heartland Payment Systems, Inc.(a)	1,360	56,046
iGate Corp.*	900	32,751
International Business
Machines Corp.	44,711	8,104,763
Jack Henry & Associates, Inc.	2,700	160,461
Leidos Holdings, Inc.	1,813	69,510
Mastercard, Inc., Class A	43,565	3,200,721
MAXIMUS, Inc.	3,001	129,103
NeuStar, Inc., Class A(a)*	1,900	49,438
Paychex, Inc.	14,412	598,963
Sapient Corp.*	3,176	51,610
Science Applications
International Corp.	1,171	51,711
Syntel, Inc.*	600	51,576
Teradata Corp.*	4,800	192,960
Total System Services, Inc.	6,258	196,564
Unisys Corp.*	917	22,687
Vantiv, Inc., Class A*	5,285	177,682
VeriFone Systems, Inc.*	2,900	106,575
Visa, Inc., Class A	15,763	3,321,422
Western Union Co. (The)(a)	18,630	323,044
WEX, Inc.*	1,363	143,074
Xerox Corp.	25,712	319,857
		25,070,655
Leisure Equipment & Products — 0.2%
Brunswick Corp.	3,403	143,369
Hasbro, Inc.	4,346	230,555
Mattel, Inc.	9,800	381,906
Polaris Industries, Inc.	2,893	376,784
		1,132,614
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	9,833	564,807
Bio-Rad Laboratories, Inc., Class A*	600	71,826
Bruker Corp.*	2,422	58,782
Charles River Laboratories
International, Inc.*	1,550	82,956
Covance, Inc.*	1,800	154,044
Illumina, Inc.(a)*	3,820	682,023
Mettler-Toledo International, Inc.*	1,316	333,185
Parexel International Corp.(a)*	1,845	97,490
PerkinElmer, Inc.	3,287	153,963
Techne Corp.	886	82,017
Thermo Fisher Scientific, Inc.	11,250	1,327,500
Waters Corp.*	2,500	261,100
		3,869,693
Machinery — 2.1%
Actuant Corp., Class A	1,908	65,960
AGCO Corp.	2,207	124,078
Allison Transmission Holdings, Inc.	4,003	124,493
Barnes Group, Inc.	1,300	50,102
Caterpillar, Inc.	21,350	2,320,105
Chart Industries, Inc.(a)*	663	54,857
CLARCOR, Inc.	1,500	92,775
Colfax Corp.*	2,400	178,896
Crane Co.	1,500	111,540
Cummins, Inc.	4,800	740,592
Deere & Co.	13,064	1,182,945
Donaldson Co., Inc.	5,304	224,465
Dover Corp.	5,100	463,845
EnPro Industries, Inc.*	200	14,632
Flowserve Corp.	6,132	455,914
Graco, Inc.	2,723	212,612
Harsco Corp.	2,400	63,912
Hillenbrand, Inc.	1,890	61,652
Hyster-Yale Materials Handling, Inc.	300	26,562
IDEX Corp.	2,500	201,850
Illinois Tool Works, Inc.	13,200	1,155,792
Ingersoll Rand PLC	6,302	393,938
ITT Corp.	2,844	136,796
Joy Global, Inc.(a)	3,389	208,695
Kennametal, Inc.	2,100	97,188
Lincoln Electric Holdings, Inc.	2,243	156,741
Manitowoc Co., Inc. (The)	5,372	176,524
Middleby Corp.*	1,500	124,080
Mueller Industries, Inc.	1,390	40,880
Mueller Water Products, Inc., Class A	5,028	43,442
Nordson Corp.	2,147	172,168
Oshkosh Corp.	2,000	111,060
PACCAR, Inc.	10,809	679,129
Pall Corp.	3,100	264,709
Parker Hannifin Corp.	4,325	543,782
Pentair PLC	5,465	394,136
Proto Labs, Inc.*	473	38,748
RBC Bearings, Inc.	621	39,775
Rexnord Corp.*	2,400	67,560
Snap-On, Inc.	1,800	213,336
SPX Corp.	900	97,389
Stanley Black & Decker, Inc.	3,612	317,206

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Terex Corp.	3,193	$131,232
Timken Co.	2,600	176,384
Toro Co. (The)	2,327	147,997
Trimas Corp.*	1,468	55,975
Trinity Industries, Inc.(a)	4,800	209,856
Valmont Industries, Inc.(a)	771	117,153
WABCO Holdings, Inc.*	1,899	202,851
Wabtec Corp.	3,000	247,770
Watts Water Technologies, Inc.,
Class A	900	55,557
Woodward, Inc.	1,750	87,815
Xylem, Inc.	5,600	218,848
		13,896,299
Marine — 0.0%
Kirby Corp.*	1,600	187,424
Matson, Inc.	1,200	32,208
		219,632
Media — 3.6%
AMC Networks, Inc., Class A*	1,725	106,070
Cablevision Systems Corp.,
Class A(a)	6,000	105,900
CBS Corp., Class A	1,116	69,304
CBS Corp., Class B	17,252	1,072,039
Charter Communications, Inc.,
Class A*	2,747	435,070
Cinemark Holdings, Inc.	3,817	134,969
Clear Channel Outdoor Holdings, Inc.,
Class A	1,565	12,802
Comcast Corp., Class A	68,436	3,673,645
Comcast Corp., Class A Special	10,646	567,751
Cumulus Media, Inc., Class A*	2,209	14,557
DIRECTV*	15,943	1,355,314
Discovery Communications, Inc.,
Class A*	4,379	325,272
Discovery Communications, Inc.,
Class C*	2,390	173,490
DISH Network Corp., Class A*	8,982	584,549
DreamWorks Animation SKG, Inc.,
Class A(a)*	1,400	32,564
Gannett Co., Inc.	8,039	251,701
Interpublic Group of Cos., Inc. (The)	14,910	290,894
John Wiley & Sons, Inc., Class A	1,000	60,590
Lamar Advertising Co., Class A	2,900	153,700
Liberty Global PLC, Series A(a)*	6,459	285,617
Liberty Global PLC, Series C*	16,303	689,780
Liberty Media Corp.*	1,563	213,631
LIN Media LLC, Class A*	1,000	27,250
Lions Gate Entertainment Corp.(a)	2,600	74,308
Live Nation Entertainment, Inc.*	4,494	110,957
Loral Space & Communications, Inc.*	365	26,532
Madison Square Garden Co. (The),
Class A*	1,643	102,605
Meredith Corp.	900	43,524
Morningstar, Inc.	700	50,267
New York Times Co. (The),
Class A(a)	4,200	63,882
News Corp., Class A*	11,611	208,301
News Corp., Class B*	1,525	26,611
Nexstar Broadcasting Group, Inc.,
Class A(a)	700	36,127
Omnicom Group, Inc.	9,718	692,116
Regal Entertainment Group,
Class A(a)	2,586	54,565
Scripps Networks Interactive, Inc.,
Class A	3,267	265,084
Sinclair Broadcast Group, Inc.,
Class A(a)	2,200	76,450
Sirius XM Holdings, Inc.(a)*	96,561	334,101
Starz - Liberty Capital*	3,257	97,026
Time Warner Cable, Inc.	8,458	1,245,863
Time Warner, Inc.	23,722	1,666,471
Time, Inc.*	2,965	71,812
Twenty-First Century Fox, Inc.	46,144	1,621,962
Twenty-First Century Fox, Inc.,
Class B	13,319	455,909
Viacom, Inc., Class A	294	25,505
Viacom, Inc., Class B	15,872	1,376,579
Walt Disney Co. (The)	51,592	4,423,498
		23,786,514
Metals & Mining — 0.6%
Alcoa, Inc.	30,700	457,123
Allegheny Technologies, Inc.	3,100	139,810
Carpenter Technology Corp.	1,500	94,875
Cliffs Natural Resources, Inc.(a)	4,431	66,687
Commercial Metals Co.	3,500	60,585
Compass Minerals International, Inc.	1,484	142,078
Freeport-McMoRan Copper &
Gold, Inc.	32,305	1,179,132
Newmont Mining Corp.	8,559	217,741
Nucor Corp.	8,689	427,933
Reliance Steel & Aluminum Co.	2,300	169,533
Royal Gold, Inc.	1,700	129,404
Southern Copper Corp.(a)	5,150	156,405
Steel Dynamics, Inc.	5,800	104,110
Stillwater Mining Co.(a)*	1,623	28,484
SunCoke Energy, Inc.*	1,575	33,863
United States Steel Corp.(a)	2,823	73,511
US Silica Holdings, Inc.	1,712	94,913
Worthington Industries, Inc.	1,900	81,776
		3,657,963
Multi-Utilities — 1.0%
Alliant Energy Corp.	3,400	206,924
Ameren Corp.	7,500	306,600
Avista Corp.(a)	1,800	60,336
Black Hills Corp.	1,300	79,807
Centerpoint Energy, Inc.	12,350	315,419
CMS Energy Corp.	8,045	250,602
Consolidated Edison, Inc.	8,098	467,579
Dominion Resources, Inc.	18,316	1,309,960
DTE Energy Co.	5,100	397,137

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Integrys Energy Group, Inc.	2,277	$161,963
MDU Resources Group, Inc.	5,825	204,457
NiSource, Inc.	9,752	383,644
NorthWestern Corp.	1,200	62,628
PG&E Corp.	11,558	555,015
Public Service Enterprise Group, Inc.	15,571	635,141
SCANA Corp.	3,636	195,653
Sempra Energy	7,300	764,383
TECO Energy, Inc.(a)	5,800	107,184
Vectren Corp.	2,300	97,750
Wisconsin Energy Corp.(a)	6,153	288,699
		6,850,881
Multiline Retail — 0.6%
Big Lots, Inc.*	1,700	77,690
Dillard’s, Inc., Class A	915	106,698
Dollar General Corp.*	11,236	644,497
Dollar Tree, Inc.*	9,149	498,255
Family Dollar Stores, Inc.	3,062	202,521
J.C. Penney Co., Inc.(a)*	4,700	42,535
Kohl’s Corp.	5,910	311,339
Macy’s, Inc.	13,498	783,154
Nordstrom, Inc.	6,801	461,992
Sears Holdings Corp.(a)*	1,189	47,512
Target Corp.	16,400	950,380
		4,126,573
Oil, Gas & Consumable Fuels — 7.9%
Alpha Natural Resources, Inc.(a)*	1,513	5,613
Anadarko Petroleum Corp.	14,691	1,608,224
Apache Corp.	11,800	1,187,316
Bonanza Creek Energy, Inc.*	979	55,989
Cabot Oil & Gas Corp.	13,562	463,007
Carrizo Oil & Gas, Inc.*	1,500	103,890
Cheniere Energy, Inc.*	6,200	444,540
Chesapeake Energy Corp.	18,800	584,304
Chevron Corp.	57,212	7,469,027
Cimarex Energy Co.	2,610	374,431
Cobalt International Energy, Inc.*	3,864	70,904
Concho Resources, Inc.*	3,375	487,687
ConocoPhillips	35,163	3,014,524
Consol Energy, Inc.	6,837	314,980
Continental Resources, Inc.(a)*	1,971	311,497
Delek US Holdings, Inc.	1,000	28,230
Denbury Resources, Inc.(a)	5,421	100,072
Devon Energy Corp.	12,075	958,755
Diamondback Energy, Inc.(a)*	851	75,569
Energen Corp.	2,300	204,424
Energy XXI Bermuda Ltd.	1,891	44,684
EnLink Midstream LLC	1,100	45,826
EOG Resources, Inc.	23,170	2,707,646
EQT Corp.	4,577	489,281
Exxon Mobil Corp.	140,072	14,102,449
GasLog Ltd.	343	10,938
Gulfport Energy Corp.*	2,629	165,101
Hess Corp.	8,880	878,143
HollyFrontier Corp.	5,894	257,509
Kinder Morgan, Inc.	18,450	668,997
Kodiak Oil & Gas Corp.*	11,838	172,243
Kosmos Energy Ltd.*	3,400	38,182
Laredo Petroleum, Inc.(a)*	1,900	58,862
LinnCo LLC(a)	2,688	84,107
Marathon Oil Corp.	25,728	1,027,062
Marathon Petroleum Corp.	11,118	867,982
Matador Resources Co.*	1,661	48,634
Murphy Oil Corp.	5,421	360,388
Newfield Exploration Co.*	4,300	190,060
Noble Energy, Inc.	11,261	872,277
Oasis Petroleum, Inc.*	2,312	129,218
Occidental Petroleum Corp.	24,595	2,524,185
ONEOK, Inc.	6,960	473,837
PDC Energy, Inc.*	1,026	64,792
Peabody Energy Corp.(a)	5,600	91,560
Phillips 66	17,090	1,374,549
Pioneer Natural Resources Co.	4,402	1,011,624
QEP Resources, Inc.	5,600	193,200
Range Resources Corp.	5,520	479,964
Rosetta Resources, Inc.*	1,900	104,215
SandRidge Energy, Inc.(a)*	12,647	90,426
Scorpio Tankers, Inc.(a)	5,186	52,742
SemGroup Corp., Class A	841	66,313
SM Energy Co.	2,100	176,610
Southwestern Energy Co.*	13,130	597,284
Spectra Energy Corp.	20,419	867,399
Stone Energy Corp.*	1,499	70,138
Targa Resources Corp.	1,308	182,557
Teekay Corp.	2,035	126,679
Tesoro Corp.	3,000	176,010
Ultra Petroleum Corp.(a)*	4,500	133,605
Valero Energy Corp.	16,318	817,532
W&T Offshore, Inc.(a)	1,700	27,829
Western Refining, Inc.	2,000	75,100
Whiting Petroleum Corp.*	3,500	280,875
Williams Companies, Inc. (The)	21,300	1,239,873
World Fuel Services Corp.	1,600	78,768
WPX Energy, Inc.(a)*	5,710	136,526
		52,596,764
Paper & Forest Products — 0.1%
Domtar Corp.	2,000	85,700
International Paper Co.	11,845	597,817
KapStone Paper and
Packaging Corp.*	2,832	93,824
Louisiana-Pacific Corp.(a)*	3,743	56,220
Resolute Forest Products, Inc.*	1,425	23,911
Schweitzer-Mauduit International, Inc.	933	40,735
		898,207
Personal Products — 0.2%
Avon Products, Inc.	12,500	182,625
Estee Lauder Companies, Inc. (The),
Class A	9,958	739,481
Herbalife Ltd.(a)	1,209	78,029
Nu Skin Enterprises, Inc., Class A	1,688	124,844
Revlon, Inc., Class A*	344	10,492
		1,135,471

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals — 5.0%
AbbVie, Inc.	70,301	$3,967,788
Actavis PLC*	5,273	1,176,143
Akorn, Inc.(a)*	2,300	76,475
Allergan, Inc.	8,996	1,522,303
Bristol-Myers Squibb Co.	41,329	2,004,870
Eli Lilly & Co.	30,402	1,890,092
Endo International PLC*	3,656	255,993
Forest Laboratories, Inc.*	7,247	717,453
Hospira, Inc.*	4,332	222,535
Impax Laboratories, Inc.*	1,887	56,591
Jazz Pharmaceuticals PLC*	1,600	235,216
Johnson & Johnson	85,595	8,954,949
Mallinckrodt PLC(a)*	1,633	130,673
Medicines Co. (The)*	1,632	47,426
Merck & Co., Inc.	88,666	5,129,328
Mylan, Inc.*	12,732	656,462
Perrigo Co. PLC	2,101	306,242
Pfizer, Inc.	153,703	4,561,905
Prestige Brands Holdings, Inc.*	1,608	54,495
Questcor Pharmaceuticals, Inc.(a)	1,000	92,490
Salix Pharmaceuticals Ltd.*	2,100	259,035
Taro Pharmaceutical Industries Ltd.*	100	14,024
Theravance Biopharma, Inc.(a)*	700	22,316
Theravance, Inc.(a)*	1,540	45,861
Zoetis, Inc.	25,143	811,365
		33,212,030
Professional Services — 0.4%
Advisory Board Co. (The)(a)*	1,000	51,800
Corporate Executive Board Co. (The)	1,546	105,468
Dun & Bradstreet Corp.	1,200	132,240
Equifax, Inc.	3,590	260,419
FTI Consulting, Inc.(a)*	1,200	45,384
Huron Consulting Group, Inc.*	1,034	73,228
IHS, Inc., Class A*	1,800	244,206
Korn/Ferry International*	800	23,496
Manpowergroup, Inc.	1,600	135,760
Nielsen NV	8,279	400,786
On Assignment, Inc.*	1,277	45,423
Robert Half International, Inc.	6,151	293,649
Towers Watson & Co., Class A(a)	1,500	156,345
Verisk Analytics, Inc., Class A*	6,657	399,553
		2,367,757
Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc.(a)	1,872	63,592
Geo Group, Inc. (The)	1,958	69,959
		133,551
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	1,272	52,724
Altisource Asset Management Corp.*	40	28,922
Altisource Portfolio Solutions SA(a)*	400	45,832
CBRE Group, Inc.*	9,286	297,523
Forest City Enterprises, Inc.,
Class A*	4,153	82,520
Howard Hughes Corp. (The)*	989	156,094
Jones Lang LaSalle, Inc.	1,300	164,307
Kennedy-Wilson Holdings, Inc.	1,369	36,717
Realogy Holdings Corp.*	3,380	127,460
St. Joe Co. (The)(a)*	1,588	40,383
		1,032,482
Road & Rail — 1.1%
AMERCO	300	87,228
Avis Budget Group, Inc.*	3,078	183,726
Con-way, Inc.	1,800	90,738
CSX Corp.	29,673	914,225
Genesee & Wyoming, Inc., Class A*	1,404	147,420
Heartland Express, Inc.(a)	1,283	27,379
Hertz Global Holdings, Inc.*	19,741	553,340
JB Hunt Transport Services, Inc.	2,900	213,962
Kansas City Southern	2,400	258,024
Knight Transportation, Inc.	1,500	35,655
Landstar System, Inc.	1,687	107,968
Norfolk Southern Corp.	9,081	935,616
Old Dominion Freight Line, Inc.*	2,371	150,985
Ryder System, Inc.	1,736	152,924
Swift Transportation Co.*	2,754	69,483
Union Pacific Corp.	30,998	3,092,051
Werner Enterprises, Inc.(a)	1,200	31,812
		7,052,536
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.(a)*	4,999	20,946
Altera Corp.	4,000	139,040
Analog Devices, Inc.	8,299	448,727
Applied Materials, Inc.	36,200	816,310
Atmel Corp.*	10,480	98,198
Avago Technologies Ltd.	7,700	554,939
Broadcom Corp., Class A	14,202	527,178
Cirrus Logic, Inc.*	1,900	43,206
Cree, Inc.(a)*	1,745	87,163
Entegris, Inc.*	4,137	56,863
Fairchild Semiconductor
International, Inc.*	3,875	60,450
First Solar, Inc.(a)*	1,200	85,272
Freescale Semiconductor Ltd.(a)*	1,796	42,206
Hittite Microwave Corp.	970	75,612
Integrated Device Technology, Inc.*	3,400	52,564
Intel Corp.	179,259	5,539,103
International Rectifier Corp.*	1,868	52,117
Intersil Corp., Class A	2,035	30,423
Kla-Tencor Corp.	4,098	297,679
Lam Research Corp.	4,962	335,332
Linear Technology Corp.	10,378	488,492
Marvell Technology Group Ltd.	11,000	157,630
Maxim Integrated Products, Inc.	8,700	294,147
Microchip Technology, Inc.(a)	6,250	305,062
Micron Technology, Inc.*	32,701	1,077,498
Microsemi Corp.*	2,872	76,855
MKS Instruments, Inc.	1,183	36,957
NVIDIA Corp.	17,200	318,888
ON Semiconductor Corp.*	13,130	120,008

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
PMC - Sierra, Inc.*	1,900	$14,459
RF Micro Devices, Inc.(a)*	3,778	36,231
Semtech Corp.*	1,800	47,070
Silicon Laboratories, Inc.*	1,400	68,950
Skyworks Solutions, Inc.	5,600	262,976
SunEdison, Inc.(a)*	7,849	177,387
SunPower Corp.(a)*	1,295	53,069
Synaptics, Inc.*	900	81,576
Teradyne, Inc.(a)	4,278	83,849
Texas Instruments, Inc.	35,272	1,685,649
Veeco Instruments, Inc.(a)*	312	11,625
Xilinx, Inc.	7,467	353,264
		15,114,970
Software — 3.9%
ACI Worldwide, Inc.*	1,340	74,812
Activision Blizzard, Inc.	12,038	268,447
Adobe Systems, Inc.*	11,286	816,655
Advent Software, Inc.	1,304	42,471
ANSYS, Inc.*	1,250	94,775
Aspen Technology, Inc.*	4,099	190,194
Autodesk, Inc.*	6,949	391,785
Blackbaud, Inc.(a)	1,588	56,755
CA, Inc.	9,776	280,962
Cadence Design Systems, Inc.*	7,900	138,171
Citrix Systems, Inc.(a)*	3,874	242,319
Commvault Systems, Inc.*	1,045	51,383
Compuware Corp.	5,600	55,944
Concur Technologies, Inc.(a)*	500	46,670
Electronic Arts, Inc.*	8,006	287,175
Factset Research Systems, Inc.(a)	1,250	150,350
Fair Isaac Corp.	950	60,572
Fortinet, Inc.*	4,373	109,893
Guidewire Software, Inc.*	737	29,966
Informatica Corp.*	1,500	53,475
Intuit, Inc.	11,394	917,559
Manhattan Associates, Inc.*	3,523	121,297
Mentor Graphics Corp.	3,300	71,181
Micros Systems, Inc.*	1,525	103,548
Microsoft Corp.	302,687	12,622,048
NetScout Systems, Inc.*	176	7,804
NetSuite, Inc.(a)*	461	40,052
Nuance Communications, Inc.(a)*	6,700	125,759
Oracle Corp.	132,951	5,388,504
Pegasystems, Inc.	704	14,868
Progress Software Corp.*	1,412	33,944
PTC, Inc.*	3,880	150,544
RealPage, Inc.(a)*	465	10,453
Red Hat, Inc.*	4,400	243,188
Rovi Corp.*	3,151	75,498
Salesforce.com, Inc.*	9,398	545,836
ServiceNow, Inc.*	1,883	116,671
SolarWinds, Inc.*	2,054	79,408
Solera Holdings, Inc.	2,358	158,340
Splunk, Inc.*	864	47,805
SS&C Technologies Holdings, Inc.*	1,858	82,161
Symantec Corp.	20,392	466,977
Synopsys, Inc.*	4,200	163,044
Take-Two Interactive Software, Inc.*	3,346	74,415
TIBCO Software, Inc.*	3,695	74,528
Tyler Technologies, Inc.*	1,062	96,865
Ultimate Software Group, Inc.*	850	117,444
Verint Systems, Inc.*	1,976	96,923
VMware, Inc.*	2,125	205,721
Workday, Inc. Class A(a)*	1,273	114,392
Zynga, Inc., Class A*	18,104	58,114
		25,867,665
Specialty Retail — 2.5%
Aaron’s, Inc.	2,250	80,190
Abercrombie & Fitch Co., Class A(a)	2,500	108,125
Advance Auto Parts, Inc.	2,881	388,705
American Eagle Outfitters, Inc.(a)	4,750	53,295
Ann, Inc.*	1,856	76,356
Asbury Automotive Group, Inc.*	817	56,161
Ascena Retail Group, Inc.*	4,000	68,400
AutoNation, Inc.*	1,261	75,256
AutoZone, Inc.*	1,160	622,038
Bed Bath & Beyond, Inc.*	6,321	362,699
Best Buy Co., Inc.	8,309	257,662
Buckle, Inc. (The)(a)	900	39,924
Cabela’s, Inc.(a)*	1,400	87,360
Carmax, Inc.(a)*	6,046	314,452
Chico’s FAS, Inc.	5,400	91,584
Conn’s, Inc.(a)*	800	39,512
CST Brands, Inc.	1,802	62,169
Dick’s Sporting Goods, Inc.	3,100	144,336
DSW, Inc., Class A	2,490	69,571
Express, Inc.*	2,600	44,278
Five Below, Inc.*	810	32,327
Foot Locker, Inc.	4,100	207,952
GameStop Corp., Class A(a)	3,588	145,206
Gap, Inc. (The)	9,072	377,123
Genesco, Inc.*	700	57,491
GNC Holdings, Inc., Class A	2,914	99,367
Group 1 Automotive, Inc.	680	57,331
Guess?, Inc.	1,900	51,300
Hibbett Sports, Inc.(a)*	557	30,173
Home Depot, Inc. (The)	61,350	4,966,896
L Brands, Inc.	7,378	432,794
Lithia Motors, Inc., Class A	600	56,442
Lowe’s Cos., Inc.	44,064	2,114,631
Lumber Liquidators Holdings, Inc.(a)*	853	64,785
Men’s Wearhouse, Inc. (The)	1,168	65,174
Monro Muffler Brake, Inc.(a)	783	41,648
Murphy USA, Inc.*	1,305	63,801
O’Reilly Automotive, Inc.*	3,869	582,671
Office Depot, Inc.(a)*	14,200	80,798
Outerwall, Inc.(a)*	1,000	59,350
Penske Auto Group, Inc.	1,318	65,241
PetSmart, Inc.(a)	2,657	158,889
Pier 1 Imports, Inc.	3,200	49,312
Rent-A-Center, Inc.(a)	1,700	48,756

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Ross Stores, Inc.	9,449	$624,862
Sally Beauty Holdings, Inc.*	5,102	127,958
Select Comfort Corp.*	1,700	35,122
Signet Jewelers Ltd.	2,400	265,416
Staples, Inc.(a)	13,200	143,088
Tiffany & Co.	3,806	381,552
TJX Cos., Inc.	24,477	1,300,953
Tractor Supply Co.	6,137	370,675
Ulta Salon Cosmetics &
Fragrance, Inc.*	1,800	164,538
Urban Outfitters, Inc.*	3,400	115,124
Vitamin Shoppe, Inc.*	676	29,082
Williams-Sonoma, Inc.	2,400	172,272
		16,682,173
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	1,600	110,288
Coach, Inc.	7,810	267,024
Columbia Sportswear Co.	129	10,662
Deckers Outdoor Corp.(a)*	977	84,344
Fossil Group, Inc.*	1,369	143,088
G-III Apparel Group Ltd.(a)*	283	23,110
Hanesbrands, Inc.	3,742	368,362
Iconix Brand Group, Inc.*	1,972	84,678
Kate Spade & Co.*	3,927	149,776
Lululemon Athletica, Inc.(a)*	2,200	89,056
Michael Kors Holdings Ltd.*	8,192	726,221
NIKE, Inc., Class B	25,787	1,999,782
PVH Corp.	1,160	135,256
Ralph Lauren Corp.	1,600	257,104
Skechers U.S.A., Inc., Class A*	600	27,420
Steven Madden Ltd.*	1,944	66,679
Under Armour, Inc., Class A(a)*	4,800	285,552
VF Corp.	11,568	728,784
Wolverine World Wide, Inc.(a)	3,200	83,392
		5,640,578
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	4,009	48,749
Hudson City Bancorp, Inc.	13,407	131,791
New York Community
Bancorp, Inc.(a)	6,739	107,689
Ocwen Financial Corp.(a)*	3,425	127,068
People’s United Financial, Inc.(a)	6,618	100,395
TFS Financial Corp.*	2,631	37,518
Washington Federal, Inc.	2,947	66,101
		619,311
Tobacco — 1.3%
Altria Group, Inc.	87,747	3,680,109
Lorillard, Inc.	10,800	658,476
Philip Morris International, Inc.	44,612	3,761,238
Reynolds American, Inc.	13,655	824,079
		8,923,902
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	1,164	59,050
Beacon Roofing Supply, Inc.*	1,400	46,368
DXP Enterprises, Inc.*	295	22,285
Fastenal Co.(a)	11,794	583,685
GATX Corp.	1,100	73,634
MRC Global, Inc.*	3,000	84,870
MSC Industrial Direct Co., Class A(a)	1,400	133,896
NOW, Inc.*	2,249	81,436
TAL International Group, Inc.*	773	34,290
Textainer Group Holdings Ltd.(a)	52	2,008
United Rentals, Inc.*	2,864	299,947
Watsco, Inc.	800	82,208
WESCO International, Inc.(a)*	1,300	112,294
WW Grainger, Inc.	2,615	664,916
		2,280,887
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.*	844	16,846

Water Utilities — 0.1%
American Water Works Co., Inc.	5,500	271,975
Aqua America, Inc.	5,042	132,201
		404,176
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	5,004	511,909
Sprint Corp.*	28,265	241,101
T-Mobile US, Inc.*	4,200	141,204
Telephone & Data Systems, Inc.	2,613	68,225
United States Cellular Corp.*	400	16,320
		978,759
TOTAL COMMON STOCKS
(Identified Cost $333,538,861)		632,407,827

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc.
expires 1/4/16*	7,172	480

TOTAL RIGHTS & WARRANTS
(Identified Cost $467)		480

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,354,801	27,583,750

TOTAL MUTUAL FUNDS
(Identified Cost $16,924,458)		27,583,750

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,575,360	1,575,360
		1,575,361

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,575,361)		1,575,361

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 3.7%
Short-Term — 3.7%
State Street Navigator Securities
Lending Prime Portfolio	24,218,630	$24,218,630

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $24,218,630)		24,218,630

Total Investments — 103.6%
(Identified Cost $376,257,777)#		685,786,048
Liabilities, Less Cash and
Other Assets — (3.6%)		(23,659,866)
Net Assets — 100.0%		$662,126,182

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2014, the market value of the securities on loan was $24,234,425.
#

At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $376,507,343. Net unrealized appreciation aggregated $309,278,705 of which $311,307,298 related to appreciated investment securities and $2,028,593 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.1%
Engility Holdings, Inc.(a)*	505	$19,321
L-3 Communications Holdings, Inc.	14,260	1,721,895
Northrop Grumman Corp.	34,405	4,115,870
		5,857,086
Air Freight & Logistics — 0.7%
FedEx Corp.	23,058	3,490,520

Airlines — 0.6%
Southwest Airlines Co.	121,103	3,252,827

Auto Components — 0.1%
Autoliv, Inc.(a)	390	41,566
Lear Corp.	5,319	475,093
TRW Automotive Holdings Corp.*	41	3,671
		520,330
Automobiles — 0.8%
General Motors Co.	112,026	4,066,544

Beverages — 0.4%
Molson Coors Brewing Co., Class B	27,173	2,015,150

Building Products — 0.1%
Owens Corning(a)	17,316	669,783

Capital Markets — 2.5%
American Capital Ltd.(a)*	25,274	386,439
Bank of New York Mellon Corp. (The)	93,633	3,509,365
E*Trade Financial Corp.*	15,035	319,644
Goldman Sachs Group, Inc. (The)	19,562	3,275,461
Legg Mason, Inc.(a)	18,116	929,532
Morgan Stanley	150,826	4,876,205
		13,296,646
Chemicals — 0.4%
Ashland, Inc.	12,604	1,370,559
CF Industries Holdings, Inc.	1,182	284,306
Mosaic Co. (The)	10,244	506,566
		2,161,431
Commercial Banks — 9.4%
Bank of America Corp.	791,809	12,170,089
BB&T Corp.	12,583	496,148
Citigroup, Inc.	187,969	8,853,340
Fifth Third Bancorp	18,394	392,712
JPMorgan Chase & Co.	277,718	16,002,111
PNC Financial Services Group,
Inc. (The)	14,565	1,297,013
Regions Financial Corp.	188,492	2,001,785
SunTrust Banks, Inc.	76,250	3,054,575
Wells Fargo & Co.	80,037	4,206,745
Zions Bancorporation(a)	27,251	803,087
		49,277,605
Commercial Services & Supplies — 0.4%
ADT Corp. (The)(a)	20,259	707,850
Republic Services, Inc.	39,192	1,488,120
		2,195,970
Communications Equipment — 0.7%
Brocade Communications
Systems, Inc.	6,845	62,974
Cisco Systems, Inc.	102,986	2,559,202
EchoStar Corp., Class A*	3,599	190,531
Juniper Networks, Inc.*	27,563	676,396
		3,489,103
Computers & Peripherals — 2.1%
EMC Corp.	17,518	461,424
Hewlett-Packard Co.	288,913	9,730,590
Western Digital Corp.	8,401	775,412
		10,967,426
Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc.*	4,941	263,257
KBR, Inc.	10,951	261,181
Quanta Services, Inc.*	18,387	635,822
URS Corp.	1,200	55,020
		1,215,280
Construction Materials — 0.2%
Vulcan Materials Co.	20,131	1,283,351

Consumer Finance — 1.0%
Capital One Financial Corp.	63,140	5,215,364

Containers & Packaging — 0.3%
MeadWestvaco Corp.(a)	27,613	1,222,151
Rock-Tenn Co., Class A	3,732	394,062
		1,616,213
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	1,054	756,888
Service Corp. International	7,532	156,063
		912,951
Diversified Financial Services — 0.7%
CME Group, Inc.	37,534	2,663,037
Leucadia National Corp.	6,993	183,356
NASDAQ OMX Group, Inc. (The)	25,125	970,328
		3,816,721
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	496,088	17,541,672
CenturyLink, Inc.(a)	74,065	2,681,153
Frontier Communications Corp.(a)	64,355	375,833
Windstream Holdings, Inc.(a)	9,256	92,190
		20,690,848
Electrical Equipment — 1.0%
Eaton Corp. PLC	66,030	5,096,195

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.*	17,315	1,045,999
Avnet, Inc.	21,043	932,415
Corning, Inc.	175,253	3,846,803
Ingram Micro, Inc., Class A*	23,840	696,367
Jabil Circuit, Inc.(a)	2,308	48,237
		6,569,821

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 3.4%
Baker Hughes, Inc.	57,947	$4,314,154
Helmerich & Payne, Inc.(a)	16,820	1,952,970
Nabors Industries Ltd.	44,205	1,298,301
National Oilwell Varco, Inc.	56,086	4,618,682
Noble Corp. PLC	21,792	731,339
Patterson-UTI Energy, Inc.	26,456	924,373
Rowan Companies PLC, Class A	21,029	671,456
Superior Energy Services, Inc.	10,099	364,978
Transocean Ltd.(a)	40,053	1,803,587
Weatherford International PLC*	62,421	1,435,683
		18,115,523
Food & Staples Retailing — 3.1%
CVS Caremark Corp.	214,034	16,131,743

Food Products — 3.1%
Archer-Daniels-Midland Co.	72,181	3,183,904
Bunge Ltd.	16,700	1,263,188
J.M. Smucker Co. (The)	17,926	1,910,374
Mondelez International, Inc., Class A	215,566	8,107,437
Seaboard Corp.(a)*	76	229,541
Tyson Foods, Inc., Class A	45,997	1,726,727
		16,421,171
Gas Utilities — 0.1%
UGI Corp.(a)	4,559	230,230

Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.*	125,099	1,597,514
CareFusion Corp.*	31,918	1,415,563
Hologic, Inc.(a)*	41,113	1,042,215
Teleflex, Inc.	2,865	302,544
		4,357,836
Health Care Providers & Services — 4.4%
Aetna, Inc.	59,961	4,861,638
CIGNA Corp.	560	51,503
Community Health Systems, Inc.*	6,664	302,346
Express Scripts Holding Co.*	90,745	6,291,351
Humana, Inc.	23,386	2,986,860
Omnicare, Inc.	17,088	1,137,548
UnitedHealth Group, Inc.	23,738	1,940,582
WellPoint, Inc.	53,394	5,745,728
		23,317,556
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	59,296	2,232,494
Hyatt Hotels Corp., Class A*	3,874	236,236
MGM Resorts International(a)*	84,812	2,239,037
Royal Caribbean Cruises Ltd.	32,567	1,810,725
Wendy’s Co. (The)(a)	15,501	132,224
		6,650,716
Household Durables — 0.4%
DR Horton, Inc.	14,411	354,223
Lennar Corp., Class A(a)	1,533	64,355
Mohawk Industries, Inc.*	7,325	1,013,341
Toll Brothers, Inc.*	11,379	419,885
Whirlpool Corp.	710	98,846
		1,950,650
Independent Power Producers & Energy Traders — 0.4%
NRG Energy, Inc.	54,951	2,044,177

Industrial Conglomerates — 2.2%
General Electric Co.	445,016	11,695,021

Insurance — 7.1%
ACE Ltd.	1,024	106,189
Aflac, Inc.	3,372	209,907
Alleghany Corp.*	171	74,919
Allied World Assurance Co.,
Holdings Ltd.	16,734	636,227
Allstate Corp. (The)	11,332	665,415
American Financial Group, Inc.	14,278	850,398
American International Group, Inc.	128,912	7,036,017
American National Insurance Co.	2,000	228,400
Assurant, Inc.	13,249	868,472
Assured Guaranty Ltd.	7,288	178,556
Axis Capital Holdings Ltd.	17,407	770,782
Chubb Corp. (The)	3,214	296,234
CNA Financial Corp.	14,604	590,294
Everest Re Group Ltd.	4,726	758,476
Genworth Financial, Inc., Class A*	84,660	1,473,084
Hartford Financial Services
Group, Inc.	67,139	2,404,248
Lincoln National Corp.	45,483	2,339,645
Loews Corp.	58,678	2,582,419
MetLife, Inc.	104,792	5,822,243
PartnerRe Ltd.	7,182	784,346
Principal Financial Group, Inc.	6,638	335,086
Protective Life Corp.	4,914	340,688
Prudential Financial, Inc.	36,247	3,217,646
Reinsurance Group of America, Inc.	11,259	888,335
Travelers Companies, Inc. (The)	11,517	1,083,404
Unum Group	41,883	1,455,853
Validus Holdings Ltd.	5,533	211,582
XL Group PLC	42,747	1,399,109
		37,607,974
Internet & Catalog Retail — 0.6%
Lands’ End, Inc.*	3,048	102,352
Liberty Interactive Corp., Class A*	82,074	2,409,692
Liberty Ventures, Series A*	8,331	614,828
		3,126,872
Internet Software & Services — 0.2%
Yahoo!, Inc.*	32,653	1,147,100

IT Services — 0.9%
Amdocs Ltd.	8,428	390,469
Fidelity National Information
Services, Inc.	43,393	2,375,333
Xerox Corp.	176,169	2,191,542
		4,957,344

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 1.3%
Bio-Rad Laboratories, Inc., Class A*	172	$20,590
Thermo Fisher Scientific, Inc.	57,606	6,797,508
		6,818,098
Machinery — 0.8%
AGCO Corp.	8,938	502,494
Joy Global, Inc.	1,629	100,314
Oshkosh Corp.	8,698	483,000
Pentair PLC	14,769	1,065,140
SPX Corp.	2,280	246,719
Stanley Black & Decker, Inc.	18,273	1,604,735
Terex Corp.	1,887	77,556
Trinity Industries, Inc.(a)	8,286	362,264
		4,442,222
Media — 7.8%
CBS Corp., Class A(a)	6,190	384,399
Comcast Corp., Class A	294,928	15,831,735
Comcast Corp., Class A Special	88,831	4,737,357
Liberty Global PLC, Series C*	30	1,269
Liberty Media Corp.*	4,389	599,889
News Corp., Class A*	8,320	149,261
News Corp., Class B*	1,734	30,258
Time Warner Cable, Inc.	53,984	7,951,843
Time Warner, Inc.	156,541	10,997,005
Time, Inc.*	19,567	473,913
		41,156,929
Metals & Mining — 2.0%
Alcoa, Inc.	164,147	2,444,149
Freeport-McMoRan
Copper & Gold, Inc.	137,131	5,005,281
Newmont Mining Corp.	15,047	382,796
Nucor Corp.	24,694	1,216,179
Reliance Steel & Aluminum Co.	12,373	912,014
Steel Dynamics, Inc.	31,962	573,718
United States Steel Corp.(a)	7,251	188,816
		10,722,953
Multiline Retail — 0.5%
Dillard’s, Inc., Class A	3,058	356,593
Kohl’s Corp.(a)	23,680	1,247,462
Sears Holdings Corp.(a)*	10,136	405,035
Target Corp.	10,438	604,882
		2,613,972
Oil, Gas & Consumable Fuels — 19.9%
Anadarko Petroleum Corp.	79,961	8,753,331
Apache Corp.	58,435	5,879,730
Chesapeake Energy Corp.(a)	96,803	3,008,637
Chevron Corp.	148,953	19,445,814
Cimarex Energy Co.	4,461	639,975
ConocoPhillips	210,107	18,012,473
Denbury Resources, Inc.(a)	54,644	1,008,728
Devon Energy Corp.	52,283	4,151,270
Exxon Mobil Corp.	65,183	6,562,625
Hess Corp.	49,389	4,884,078
HollyFrontier Corp.(a)	10,418	455,162
Kinder Morgan, Inc.	3,156	114,437
Marathon Oil Corp.	108,210	4,319,743
Marathon Petroleum Corp.	53,009	4,138,413
Murphy Oil Corp.	25,103	1,668,847
Occidental Petroleum Corp.	72,758	7,467,154
Peabody Energy Corp.(a)	6,798	111,147
Phillips 66	87,080	7,003,844
QEP Resources, Inc.	14,902	514,119
Tesoro Corp.	18,518	1,086,451
Valero Energy Corp.	85,962	4,306,696
Whiting Petroleum Corp.*	10,408	835,242
WPX Energy, Inc.(a)*	24,482	585,365
		104,953,281
Paper & Forest Products — 0.5%
International Paper Co.	52,855	2,667,592

Pharmaceuticals — 3.6%
Forest Laboratories, Inc.*	7,535	745,965
Pfizer, Inc.	614,986	18,252,785
		18,998,750
Professional Services — 0.1%
Manpowergroup, Inc.	4,858	412,201

Road & Rail — 2.9%
Avis Budget Group, Inc.*	6,002	358,259
CSX Corp.	178,258	5,492,129
Genesee & Wyoming, Inc., Class A*	4,464	468,720
Hertz Global Holdings, Inc.*	33,002	925,046
Norfolk Southern Corp.	50,188	5,170,870
Ryder System, Inc.	7,199	634,160
Union Pacific Corp.	24,018	2,395,796
		15,444,980
Semiconductors & Semiconductor Equipment — 2.9%
Broadcom Corp., Class A	2,922	108,465
First Solar, Inc.(a)*	7,096	504,242
Intel Corp.	273,543	8,452,479
Lam Research Corp.	9,783	661,135
Marvell Technology Group Ltd.	18,929	271,253
Micron Technology, Inc.*	145,829	4,805,065
NVIDIA Corp.(a)	18,380	340,765
Teradyne, Inc.(a)	9,672	189,571
		15,332,975
Software — 0.4%
Activision Blizzard, Inc.	83,239	1,856,230

Specialty Retail — 0.3%
Best Buy Co., Inc.	2,217	68,749
GameStop Corp., Class A(a)	18,743	758,529
Staples, Inc.(a)	51,800	561,512
		1,388,790
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp.	1,992	232,267

Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	12,641
People’s United Financial, Inc.(a)	5,834	88,502
		101,143

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.2%
NOW, Inc.(a)*	8,558	$309,885
United Rentals, Inc.(a)*	7,103	743,897
WESCO International, Inc.(a)*	610	52,692
		1,106,474
Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)*	63,469	541,391
T-Mobile US, Inc.*	24,396	820,193
United States Cellular Corp.(a)*	6,900	281,520
		1,643,104
TOTAL COMMON STOCKS
(Identified Cost $341,796,404)		525,323,039

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,688,154	1,688,154
		1,688,155
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,688,155)		1,688,155

COLLATERAL FOR SECURITIES ON LOAN — 2.6%
Short-Term — 2.6%
State Street Navigator Securities
Lending Prime Portfolio	13,626,420	13,626,420

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $13,626,420)		13,626,420

Total Investments — 102.6%
(Identified Cost $357,110,979)#		540,637,614
Liabilities, Less Cash and
Other Assets — (2.6%)		(13,823,273)
Net Assets — 100.0%		$526,814,341

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2014, the market value of the securities on loan was $25,281,311.
*	Non-income producing security.
#

At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $359,110,856. Net unrealized appreciation aggregated $181,526,758 of which $182,978,452 related to appreciated investment securities and $1,451,694 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 2.2%
AAR Corp.	9,684	$266,891
Aerovironment, Inc.*	6,017	191,341
Alliant Techsystems, Inc.	8,149	1,091,314
Allied Defense Group, Inc. (The)(a)(b)*	1,000	80
American Science &
Engineering, Inc.	2,000	139,180
Astronics Corp.*	2,988	168,673
Astronics Corp., Class B*	597	33,880
CPI Aerostructures, Inc.*	1,342	17,003
Cubic Corp.	6,500	289,315
Curtiss-Wright Corp.	10,260	672,646
DigitalGlobe, Inc.*	20,646	573,959
Ducommun, Inc.*	2,055	53,697
Engility Holdings, Inc.(a)*	2,927	111,987
Esterline Technologies Corp.*	8,187	942,488
Exelis, Inc.	30,879	524,325
GenCorp, Inc.(a)*	11,383	217,415
HEICO Corp.(a)	5,942	308,628
HEICO Corp., Class A	8,952	363,451
Huntington Ingalls Industries, Inc.	8,368	791,529
Innovative Solutions &
Support, Inc.(a)*	3,248	24,165
KEYW Holding Corp. (The)(a)*	2,370	29,791
Kratos Defense & Security
Solutions, Inc.*	13,598	106,064
LMI Aerospace, Inc.(a)*	2,400	31,392
Moog, Inc., Class A*	9,207	671,098
National Presto Industries, Inc.(a)	918	66,867
Orbital Sciences Corp.*	15,261	450,963
SIFCO Industries, Inc.	1,187	37,034
Sparton Corp.*	1,324	36,728
Taser International, Inc.(a)*	12,491	166,130
Teledyne Technologies, Inc.*	2,365	229,807
		8,607,841
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	117,096
Atlas Air Worldwide Holdings, Inc.*	5,303	195,416
Echo Global Logistics, Inc.(a)*	4,506	86,380
Forward Air Corp.	6,730	322,030
HUB Group, Inc., Class A*	12,026	606,110
Park-Ohio Holdings Corp.	3,058	177,700
UTi Worldwide, Inc.(a)*	21,964	227,108
XPO Logistics, Inc.*	3,167	90,640
		1,822,480
Airlines — 0.9%
Allegiant Travel Co.	4,500	529,965
ATA Holdings Corp.(a) (b)*	600	—
Hawaiian Holdings, Inc.(a)*	12,656	173,514
JetBlue Airways Corp.(a)*	70,428	764,144
Republic Airways Holdings, Inc.*	13,740	148,941
Skywest, Inc.	10,404	127,137
Spirit Airlines, Inc.*	24,342	1,539,388
		3,283,089
Auto Components — 1.0%
American Axle & Manufacturing
Holdings, Inc.*	18,904	357,097
Cooper Tire & Rubber Co.	15,600	468,000
Dana Holding Corp.(a)	8,837	215,799
Dorman Products, Inc.(a)*	8,380	413,302
Drew Industries, Inc.	5,308	265,453
Federal-Mogul Holdings Corp.*	8,050	162,851
Fuel Systems Solutions, Inc.*	4,600	51,244
Gentherm, Inc.*	9,644	428,676
Modine Manufacturing Co.*	11,514	181,230
Motorcar Parts of America, Inc.*	1,887	45,948
Shiloh Industries, Inc.*	3,600	66,456
Spartan Motors, Inc.	6,900	31,326
Standard Motor Products, Inc.	8,131	363,212
Stoneridge, Inc.*	7,998	85,739
Strattec Security Corp.	700	45,143
Superior Industries International, Inc.	6,600	136,092
Sypris Solutions, Inc.	4,000	22,320
Tenneco, Inc.*	4,836	317,725
Tower International, Inc.*	4,282	157,749
		3,815,362
Automobiles — 0.2%
Thor Industries, Inc.	12,400	705,188
Winnebago Industries, Inc.*	6,500	163,670
		868,858
Beverages — 0.1%
Coca-Cola Bottling Co.,
Consolidated	1,262	92,972
Craft Brew Alliance, Inc.*	3,511	38,832
MGP Ingredients, Inc.	5,072	40,373
National Beverage Corp.*	10,920	206,606
		378,783
Biotechnology — 0.9%
Achillion Pharmaceuticals, Inc.(a)*	3,361	25,443
Acorda Therapeutics, Inc.*	12,403	418,105
Affymax, Inc.(a)*	8,319	844
Biota Pharmaceuticals, Inc.*	1,516	4,321
Celldex Therapeutics, Inc.(a)*	6,027	98,361
Cepheid, Inc.(a)*	7,279	348,955
Emergent Biosolutions, Inc.*	8,443	189,630
Harvard Apparatus Regenerative
Technology, Inc.(a)*	2,530	26,439
iBio, Inc.(a)*	2,200	925
Insys Therapeutics, Inc.(a)*	5,015	156,618
InterMune, Inc.(a)*	1,084	47,859
Isis Pharmaceuticals, Inc.(a)*	7,282	250,865
Ligand Pharmaceuticals, Inc.,
Class B(a)*	4,746	295,628
Maxygen, Inc.(b)*	12,058	1,121
Molecular Insight
Pharmaceuticals, Inc.(b)*	3,500	—
Myriad Genetics, Inc.(a)*	20,467	796,576
PDL BioPharma, Inc.(a)	18,702	181,035
Receptos, Inc.*	1,088	46,349

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Repligen Corp.(a)*	9,894	$225,484
Rigel Pharmaceuticals, Inc.*	18,760	68,099
Spectrum Pharmaceuticals, Inc.(a)*	12,000	97,560
Targacept, Inc.(a)*	1,758	7,929
		3,288,146
Building Products — 0.7%
AAON, Inc.	8,775	294,138
American Woodmark Corp.*	2,697	85,953
Apogee Enterprises, Inc.	9,100	317,226
Armstrong World Industries, Inc.(a)*	6,834	392,477
Builders FirstSource, Inc.(a)*	8,831	66,056
Gibraltar Industries, Inc.*	6,800	105,468
Griffon Corp.	12,945	160,518
Insteel Industries, Inc.	4,000	78,600
NCI Building Systems, Inc.(a)*	2,390	46,438
Patrick Industries, Inc.*	2,524	117,593
PGT, Inc.*	11,043	93,534
Quanex Building Products Corp.	8,687	155,237
Simpson Manufacturing Co., Inc.	11,500	418,140
Trex Co., Inc.(a)*	8,162	235,229
Universal Forest Products, Inc.(a)	5,500	265,485
		2,832,092
Capital Markets — 1.4%
BGC Partners, Inc., Class A	47,364	352,388
Calamos Asset Management, Inc.,
Series A	5,037	67,445
Capital Southwest Corp.	336	12,099
Cohen & Steers, Inc.(a)	675	29,282
Cowen Group, Inc., Class A(a)*	24,525	103,496
Evercore Partners, Inc., Class A	10,019	577,495
Federated Investors, Inc., Class B(a)	16,825	520,229
Financial Engines, Inc.(a)	907	41,069
FXCM, Inc., Class A(a)	10,149	151,829
GAMCO Investors, Inc., Class A	1,700	141,185
GFI Group, Inc.	22,227	73,794
Greenhill & Co., Inc.(a)	6,133	302,050
Harris & Harris Group, Inc.*	7,000	22,260
HFF, Inc., Class A	9,968	370,710
ICG Group, Inc.*	8,600	179,568
Intl. FCStone, Inc.(a)*	2,912	58,007
Investment Technology Group, Inc.*	9,700	163,736
Janus Capital Group, Inc.(a)	45,576	568,788
JMP Group, Inc.	3,620	27,403
KCG Holdings, Inc., Class A*	5,845	69,439
Manning & Napier, Inc.	1,856	32,035
MCG Capital Corp.(a)	6,094	23,888
Medallion Financial Corp.(a)	3,487	43,448
Oppenheimer Holdings, Inc., Class A	2,133	51,171
Piper Jaffray Cos.*	4,324	223,853
Pzena Investment Management, Inc.,
Class A(a)	1,895	21,148
Safeguard Scientifics, Inc.(a)*	4,701	97,734
Stifel Financial Corp.*	10,983	520,045
SWS Group, Inc.*	5,901	42,959
Teton Advisors, Inc.(a)	25	1,138
Virtus Investment Partners, Inc.*	1,071	226,784
Westwood Holdings Group, Inc.	713	42,809
WisdomTree Investments, Inc.(a)*	32,072	396,410
		5,555,694
Chemicals — 2.7%
A. Schulman, Inc.	6,827	264,205
American Vanguard Corp.(a)	6,233	82,400
Axiall Corp.	3,667	173,339
Balchem Corp.	6,518	349,104
Cabot Corp.	1,940	112,501
Calgon Carbon Corp.*	17,775	396,916
Chase Corp.	1,800	61,452
Chemtura Corp.(a)*	29,209	763,231
Codexis, Inc.*	7,350	10,731
Core Molding Technologies, Inc.*	1,500	19,500
Ferro Corp.*	21,670	272,175
Flotek Industries, Inc.(a)*	15,037	483,590
FutureFuel Corp.(a)	10,473	173,747
H.B. Fuller Co.(a)	14,400	692,640
Hawkins, Inc.	1,824	67,743
Innophos Holdings, Inc.	5,400	310,878
Innospec, Inc.	5,400	233,118
Intrepid Potash, Inc.(a)*	10,268	172,092
KMG Chemicals, Inc.	2,500	44,950
Koppers Holdings, Inc.	4,043	154,645
Kraton Performance Polymers, Inc.*	5,185	116,092
Kronos Worldwide, Inc.	7,415	116,193
Landec Corp.*	9,074	113,334
LSB Industries, Inc.*	5,556	231,518
Minerals Technologies, Inc.	10,586	694,230
Northern Technologies
International Corp.*	800	16,848
Olin Corp.(a)	25,277	680,457
OM Group, Inc.(a)	6,888	223,378
Omnova Solutions, Inc.*	11,640	105,808
Penford Corp.*	3,648	46,804
PolyOne Corp.	32,703	1,378,104
Quaker Chemical Corp.	3,387	260,088
Rentech, Inc.(a)*	21,307	55,185
Sensient Technologies Corp.	15,705	875,083
Stepan Co.	3,600	190,296
Trecora Resources*	3,438	40,706
Tredegar Corp.	8,700	203,667
Tronox Ltd., Class A	10,920	293,748
Valhi, Inc.(a)	1,644	10,554
Zep, Inc.	4,300	75,938
		10,566,988
Commercial Banks — 8.0%
1st Source Corp.	6,604	202,214
1st United Bancorp, Inc.	6,396	55,134
Access National Corp.(a)	1,032	15,645
American National
Bankshares, Inc.(a)	1,452	31,552
Ameris Bancorp*	4,922	106,118
AmeriServ Financial, Inc.	4,400	15,312
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Arrow Financial Corp.(a)	2,645	$68,611
Associated Banc-Corp.(a)	35,215	636,687
Banc of California, Inc.(a)	1,673	18,236
Bancfirst Corp.(a)	3,000	185,700
Bancorp, Inc.*	8,408	100,139
Bancorpsouth, Inc.(a)	30,746	755,429
Bank of Hawaii Corp.	14,616	857,813
Bank of the Ozarks, Inc.	22,676	758,512
Banner Corp.	4,200	166,446
Bar Harbor Bankshares(a)	678	18,903
BBCN Bancorp, Inc.	19,638	313,226
Boston Private Financial
Holdings, Inc.	19,969	268,383
Bridge Bancorp, Inc.	400	9,596
Bryn Mawr Bank Corp.	2,508	73,033
Camden National Corp.	2,000	77,520
Capital Bank Financial Corp.,
Class A*	749	17,684
Capital City Bank Group, Inc.(a)	664	9,648
Cardinal Financial Corp.	6,692	123,534
Cascade Bancorp*	6,812	35,491
Cathay General Bancorp	22,248	568,659
Centerstate Banks, Inc.	8,114	90,877
Central Pacific Financial Corp.	7,849	155,803
Century Bancorp, Inc., Class A	200	7,068
Chemical Financial Corp.	6,514	182,913
City Holding Co.	6,502	293,370
CNB Financial Corp.	1,780	29,904
CoBiz Financial, Inc.	8,151	87,786
Columbia Banking System, Inc.	12,773	336,058
Community Bank System, Inc.(a)	9,634	348,751
Community Trust Bancorp, Inc.	4,947	169,286
Connectone Bancorp, Inc.	3,180	61,151
Customers Bancorp, Inc.*	1,290	25,813
CVB Financial Corp.(a)	26,007	416,892
Enterprise Bancorp, Inc.	300	6,189
Enterprise Financial Services Corp.	3,156	56,997
Fidelity Southern Corp.	1,044	13,562
Financial Institutions, Inc.	3,105	72,719
First BanCorp*	35,131	191,113
First Bancorp	3,400	62,390
First Bancorp, Inc.	1,683	29,385
First Busey Corp., Class A	18,934	110,007
First Citizens BancShares, Inc.,
Class A	295	72,275
First Commonwealth Financial Corp.	20,540	189,379
First Community Bancshares, Inc.	3,962	56,775
First Financial Bancorp	13,029	224,229
First Financial Bankshares, Inc.(a)	13,804	433,032
First Financial Corp.	3,200	103,008
First Horizon National Corp.(a)	59,696	707,995
First Interstate Bancsystem, Inc.	4,818	130,953
First Merchants Corp.	7,260	153,476
First Midwest Bancorp, Inc.	17,714	301,669
FirstMerit Corp.	5,976	118,026
Flushing Financial Corp.	7,140	146,727
FNB Corp.(a)	38,438	492,775
Fulton Financial Corp.	46,649	577,981
German American Bancorp, Inc.	2,400	64,992
Glacier Bancorp, Inc.(a)	19,481	552,871
Great Southern Bancorp, Inc.	3,025	96,951
Guaranty Bancorp	1,560	21,684
Hancock Holding Co.	4,129	145,836
Hanmi Financial Corp.	8,053	169,757
Heartland Financial USA, Inc.	5,400	133,542
Heritage Commerce Corp.	3,712	30,327
Heritage Financial Corp/WA	4,068	65,454
Home Bancshares, Inc.	18,138	595,289
HomeTrust Bancshares, Inc.*	671	10,582
Horizon Bancorp	466	10,177
Hudson Valley Holding Corp.(a)	3,597	64,926
Iberiabank Corp.	7,234	500,520
Independent Bank Corp.	4,590	176,164
International Bancshares Corp.	13,598	367,146
Intervest Bancshares Corp.,
Class A(a)	2,000	15,480
Investors Bancorp, Inc.	98,312	1,086,348
Lakeland Bancorp, Inc.	6,106	65,942
Lakeland Financial Corp.	3,370	128,599
LNB Bancorp, Inc.	1,100	13,398
Macatawa Bank Corp.	3,307	16,767
MainSource Financial Group, Inc.	4,530	78,143
MB Financial, Inc.	12,684	343,102
MBT Financial Corp.*	5,012	27,416
Mercantile Bank Corp.	1,265	28,943
Merchants Bancshares, Inc.	1,081	34,570
Metro Bancorp, Inc.*	4,280	98,954
Midsouth Bancorp, Inc.	2,100	41,769
National Bank Holdings Corp.,
Class A(a)	1,497	29,850
National Penn Bancshares, Inc.	38,056	402,632
NBT Bancorp, Inc.	7,878	189,230
New Century Bancorp, Inc.*	200	1,324
NewBridge Bancorp*	3,549	28,605
Northrim BanCorp, Inc.	664	16,978
OFG Bancorp	14,958	275,377
Old National Bancorp	23,249	331,996
OmniAmerican Bancorp, Inc.	3,585	89,625
Pacific Continental Corp.	3,047	41,835
Pacific Mercantile Bancorp*	2,500	16,650
Pacific Premier Bancorp, Inc.*	1,400	19,726
PacWest Bancorp	23,324	1,006,897
Park National Corp.	3,450	266,340
Park Sterling Corp.	6,835	45,043
Peapack Gladstone Financial Corp.	1,668	35,378
Penns Woods Bancorp, Inc.	476	22,420
Peoples Bancorp, Inc.	2,300	60,835
Pinnacle Financial Partners, Inc.	8,264	326,263
Popular, Inc.*	7,754	265,032
Preferred Bank/Los Angeles CA*	891	21,063

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Premier Financial Bancorp, Inc.	1,256	$20,196
PrivateBancorp, Inc.	19,358	562,544
Renasant Corp.	6,155	178,926
Republic Bancorp, Inc., Class A	7,344	174,200
S&T Bancorp, Inc.	8,302	206,305
Sandy Spring Bancorp, Inc.	6,300	156,933
Seacoast Banking Corp. of Florida*	861	9,359
Sierra Bancorp	2,405	37,999
Simmons First National Corp.,
Class A	2,246	88,470
South State Corp.	3,794	231,434
Southern Community Financial
Corp.(a)*	3,300	726
Southside Bancshares, Inc.(a)	3,839	111,177
Southwest Bancorp, Inc.	3,700	63,122
Sterling Bancorp	17,738	212,856
Stock Yards Bancorp, Inc.	2,891	86,441
Suffolk Bancorp*	3,195	71,280
Sun Bancorp, Inc.*	2,965	11,890
Susquehanna Bancshares, Inc.	36,868	389,326
Synovus Financial Corp.	18,550	452,249
Taylor Capital Group, Inc.*	4,417	94,435
TCF Financial Corp.(a)	41,324	676,474
Texas Capital Bancshares, Inc.(a)*	9,363	505,134
Tompkins Financial Corp.	2,420	116,596
TowneBank	5,769	90,631
Trico Bancshares(a)	4,164	96,355
Trustmark Corp.(a)	13,421	331,365
UMB Financial Corp.(a)	10,212	647,339
Umpqua Holdings Corp.	14,376	257,618
Union Bankshares Corp.	7,750	198,788
United Bankshares, Inc.(a)	16,667	538,844
United Community Banks, Inc/GA	13,916	227,805
Univest Corp. of Pennsylvania	3,100	64,170
Valley National Bancorp(a)	37,928	375,866
ViewPoint Financial Group, Inc.	8,916	239,930
Washington Trust Bancorp, Inc.	3,000	110,310
Webster Financial Corp.	23,322	735,576
WesBanco, Inc.	5,363	166,468
West Bancorporation, Inc.	4,412	67,195
Westamerica Bancorporation(a)	4,529	236,776
Western Alliance Bancorp*	26,478	630,176
Wilshire Bancorp, Inc.	21,279	218,535
Wintrust Financial Corp.	11,052	508,392
		30,624,518
Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	13,762	371,299
ACCO Brands Corp.*	8,362	53,600
ARC Document Solutions, Inc.*	11,111	65,110
Brady Corp., Class A	10,767	321,610
Brink’s Co. (The)	11,252	317,531
Casella Waste Systems, Inc.,
Class A*	6,240	31,262
Ceco Environmental Corp.	4,974	77,545
Command Security Corp.*	4,300	7,740
Courier Corp.	1,857	27,706
Covanta Holding Corp.	13,771	283,820
Deluxe Corp.	16,300	954,854
Ennis, Inc.	5,800	88,508
Fuel Tech, Inc.(a)*	4,500	25,380
G&K Services, Inc., Class A	4,600	239,522
Healthcare Services Group, Inc.(a)	16,705	491,795
Heritage-Crystal Clean, Inc.(a)*	712	13,977
Herman Miller, Inc.	13,933	421,334
HNI Corp.	10,777	421,489
Innerworkings, Inc.(a)*	6,281	53,389
Interface, Inc.	20,182	380,229
Intersections, Inc.(a)	3,104	15,272
Kimball International, Inc.,
Class B	6,956	116,304
Knoll, Inc.	12,127	210,161
Mcgrath Rentcorp	5,300	194,775
Metalico, Inc.(a)*	8,295	10,286
Mobile Mini, Inc.(a)	14,545	696,560
MSA Safety, Inc.	8,900	511,572
Multi-Color Corp.	3,091	123,671
NL Industries, Inc.	5,586	51,894
Quad/Graphics, Inc.	2,322	51,943
R.R. Donnelley & Sons Co.	16,444	278,890
Schawk, Inc.	5,600	114,016
SP Plus Corp.*	4,000	85,560
Steelcase, Inc., Class A	27,430	415,016
Team, Inc.*	4,200	172,284
Tetra Tech, Inc.	15,976	439,340
TRC Cos., Inc.*	7,000	43,540
UniFirst Corp.	3,000	318,000
United Stationers, Inc.(a)	13,325	552,588
US Ecology, Inc.	5,445	266,533
Versar, Inc.*	2,000	6,500
Viad Corp.	4,500	107,280
Virco Manufacturing*	2,494	5,786
West Corp.	5,447	145,980
		9,581,451
Communications Equipment — 2.0%
ADTRAN, Inc.(a)	13,613	307,109
ARRIS Group, Inc.*	30,805	1,002,087
Bel Fuse, Inc., Class B	1,890	48,516
Black Box Corp.	3,700	86,728
CalAmp Corp.*	8,909	192,969
Calix, Inc.*	12,228	100,025
Ciena Corp.(a)*	25,901	561,016
Clearfield, Inc.(a)*	2,710	45,501
Communications Systems, Inc.	1,418	17,626
Comtech Telecommunications Corp.	4,325	161,452
Digi International, Inc.*	7,600	71,592
Emulex Corp.*	17,573	100,166
Extreme Networks*	21,668	96,206
Finisar Corp.(a)*	22,445	443,289
Harmonic, Inc.*	24,420	182,173
Infinera Corp.(a)*	20,851	191,829
InterDigital, Inc.(a)	9,322	445,591
Interphase Corp.*	1,200	5,196

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Ixia*	14,258	$162,969
JDS Uniphase Corp.*	43,477	542,158
KVH Industries, Inc.*	5,534	72,108
Netgear, Inc.*	7,961	276,804
Numerex Corp., Class A(a)*	2,359	27,105
Oclaro, Inc.*	3,313	7,289
Oplink Communications, Inc.*	4,200	71,274
Optical Cable Corp.	374	1,496
PC-Tel, Inc.	4,100	33,169
Plantronics, Inc.	14,001	672,748
Polycom, Inc.*	33,407	418,590
Procera Networks, Inc.(a)*	1,900	19,171
Relm Wireless Corp.*	2,000	7,720
Riverbed Technology, Inc.*	19,447	401,192
ShoreTel, Inc.*	7,722	50,347
Sonus Networks, Inc.*	39,400	141,446
Tessco Technologies, Inc.	1,000	31,730
Ubiquiti Networks, Inc.(a)*	888	40,129
Viasat, Inc.(a)*	10,005	579,890
Westell Technologies, Inc., Class A*	13,200	32,340
		7,648,746
Computers & Peripherals — 0.8%
Astro-Med, Inc.	1,572	21,364
Avid Technology, Inc.*	355	2,627
Concurrent Computer Corp.	1,362	10,161
Cray, Inc.(a)*	9,648	256,637
Diebold, Inc.(a)	12,443	499,835
Dot Hill Systems Corp.*	12,060	56,682
Electronics for Imaging, Inc.*	14,077	636,280
Fusion-io, Inc.*	6,367	71,947
Imation Corp.*	2,788	9,591
Immersion Corp.*	4,661	59,288
Intevac, Inc.*	4,883	39,113
Lexmark International, Inc.,
Class A(a)	16,040	772,486
QLogic Corp.*	19,400	195,746
Qumu Corp.*	4,700	65,753
Silicon Graphics International
Corp.(a)*	1,116	10,736
Super Micro Computer, Inc.*	10,328	260,989
Transact Technologies, Inc.	1,515	15,695
USA Technologies, Inc.(a)*	1,931	4,074
Video Display Corp.*	1,990	6,587
		2,995,591
Construction & Engineering — 1.0%
Aegion Corp.(a)*	10,061	234,119
Ameresco, Inc., Class A(a)*	4,779	33,596
Argan, Inc.	3,618	134,915
Comfort Systems USA, Inc.	8,930	141,094
Dycom Industries, Inc.*	9,800	306,838
EMCOR Group, Inc.	15,324	682,378
Furmanite Corp.*	10,379	120,812
Granite Construction, Inc.	8,829	317,667
Great Lakes Dredge & Dock Corp.*	14,032	112,116
Layne Christensen Co.(a)*	1,221	16,239
MasTec, Inc.(a)*	23,375	720,418
MYR Group, Inc.*	6,488	164,341
Northwest Pipe Co.*	1,895	76,425
Orion Marine Group, Inc.*	5,671	61,417
Pike Corp.*	795	7,123
Primoris Services Corp.	17,578	506,950
Sterling Construction Co., Inc.*	3,741	35,091
Tutor Perini Corp.*	11,189	355,139
		4,026,678
Construction Materials — 0.2%
Headwaters, Inc.*	17,317	240,533
Texas Industries, Inc.*	6,200	572,632
United States Lime & Minerals, Inc.	1,679	108,799
		921,964
Consumer Finance — 0.9%
Asta Funding, Inc.*	2,600	21,450
Atlanticus Holdings Corp.*	5,476	15,333
Cash America International, Inc.(a)	7,015	311,676
Consumer Portfolio Services, Inc.*	10,500	80,010
Credit Acceptance Corp.*	3,782	465,564
Encore Capital Group, Inc.(a)*	6,224	282,694
Ezcorp, Inc., Class A(a)*	6,984	80,665
First Cash Financial Services, Inc.*	7,967	458,820
First Marblehead Corp. (The)(a)*	1,803	9,466
Green Dot Corp., Class A(a)*	7,439	141,192
Nelnet, Inc., Class A	10,900	451,587
Portfolio Recovery Associates, Inc.(a)*	12,740	758,412
QC Holdings, Inc.	5,600	15,008
World Acceptance Corp.(a)*	3,636	276,191
		3,368,068
Containers & Packaging — 0.5%
AEP Industries, Inc.*	1,000	34,870
Berry Plastics Group, Inc.*	27,437	707,875
Graphic Packaging Holding Co.*	73,153	855,890
Greif, Inc., Class A	4,519	246,557
Greif, Inc., Class B(a)	42	2,516
Myers Industries, Inc.	8,017	161,061
		2,008,769
Distributors — 0.3%
Core-Mark Holding Co., Inc.	4,204	191,828
Pool Corp.	13,484	762,655
VOXX International Corp.*	4,800	45,168
Weyco Group, Inc.	690	18,913
		1,018,564
Diversified Consumer Services — 0.9%
American Public Education, Inc.(a)*	3,569	122,702
Apollo Education Group, Inc.*	13,393	418,531
Ascent Capital Group, Inc.,
Class A*	2,620	172,946
Bridgepoint Education, Inc.(a)*	11,558	153,490
Bright Horizons Family
Solutions, Inc.*	3,138	134,746

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Capella Education Co.	2,200	$119,658
Career Education Corp.*	15,248	71,361
Carriage Services, Inc.	5,101	87,380
Collectors Universe(a)	1,242	24,331
DeVry Education Group, Inc.	15,348	649,834
Grand Canyon Education, Inc.*	14,214	653,418
ITT Educational Services, Inc.(a)*	6,143	102,527
K12, Inc.*	5,806	139,750
Learning Tree International, Inc.*	5,000	12,800
Lincoln Educational
Services Corp.(a)	5,874	26,374
Matthews International Corp.,
Class A(a)	6,199	257,693
Regis Corp.(a)	8,941	125,889
Spectrum Group International, Inc.*	8	4,298
Steiner Leisure Ltd.*	3,346	144,848
Strayer Education, Inc.*	2,275	119,460
Universal Technical Institute, Inc.	5,900	71,626
		3,613,662
Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.*	650	7,254
Gain Capital Holdings, Inc.(a)	4,765	37,500
Interactive Brokers Group, Inc.,
Class A	13,380	311,620
MarketAxess Holdings, Inc.	11,093	599,688
Marlin Business Services Corp.	2,800	50,932
MicroFinancial, Inc.	2,171	16,782
NewStar Financial, Inc.*	13,144	184,805
PHH Corp.(a)*	13,158	302,371
Pico Holdings, Inc.*	2,982	70,852
Primus Guaranty Ltd.(a)*	3,700	5,994
Resource America, Inc., Class A	5,298	49,536
		1,637,334
Diversified Telecommunication Services — 0.5%
8x8, Inc.(a)*	3,573	28,870
Atlantic Tele-Network, Inc.	3,600	208,800
Cbeyond, Inc.*	4,409	43,870
Cincinnati Bell, Inc.*	51,900	203,967
Cogent Communications
Holdings, Inc.	11,313	390,864
Consolidated Communications
Holdings, Inc.(a)	7,966	177,164
Enventis Corp.	4,037	63,946
General Communication, Inc.,
Class A*	14,261	158,012
Hawaiian Telcom Holdco, Inc.(a)*	187	5,350
IDT Corp., Class B	7,234	126,016
Inteliquent, Inc.	8,954	124,192
Lumos Networks Corp.	4,685	67,792
Orbcomm, Inc.*	9,902	65,254
Premiere Global Services, Inc.*	12,823	171,187
Straight Path Communications, Inc.,
Class B*	3,617	36,893
Vonage Holdings Corp.*	52,898	198,368
		2,070,545
Electric Utilities — 1.0%
Allete, Inc.(a)	7,400	379,990
Cleco Corp.	6,421	378,518
El Paso Electric Co.	11,005	442,511
Empire District Electric Co. (The)	5,500	141,240
Genie Energy Ltd., Class B*	4,900	38,563
IDACORP, Inc.(a)	9,949	575,351
MGE Energy, Inc.(a)	6,750	266,692
Otter Tail Corp.	6,314	191,251
PNM Resources, Inc.	6,458	189,413
Portland General Electric Co.(a)	13,000	450,710
UIL Holdings Corp.	4,166	161,266
Unitil Corp.	1,775	60,048
UNS Energy Corp.	7,400	447,034
		3,722,587
Electrical Equipment — 1.1%
Allied Motion Technologies, Inc.	1,600	23,168
AZZ, Inc.(a)	6,246	287,816
Encore Wire Corp.	5,600	274,624
EnerSys, Inc.	12,221	840,683
Espey Manufacturing &
Electronics Corp.	565	14,193
Franklin Electric Co., Inc.	14,214	573,251
Generac Holdings, Inc.(a)*	15,486	754,788
General Cable Corp.(a)	11,120	285,339
Global Power Equipment
Group, Inc.	3,290	53,166
GrafTech International Ltd.(a)*	26,828	280,621
LSI Industries, Inc.	4,900	39,102
Magnetek, Inc.*	979	23,349
Orion Energy Systems, Inc.(a)*	3,100	12,617
Polypore International, Inc.(a)*	8,746	417,446
Powell Industries, Inc.	2,600	169,988
PowerSecure International, Inc.(a)*	5,500	53,570
Preformed Line Products Co.	850	45,755
SL Industries, Inc.*	986	29,087
Thermon Group Holdings, Inc.*	5,972	157,183
Ultralife Corp.*	3,600	13,824
Vicor Corp.*	7,856	65,833
		4,415,403
Electronic Equipment, Instruments & Components — 3.7%
Acorn Energy, Inc.(a)*	4,341	10,245
ADDvantage Technologies
Group, Inc.*	2,400	6,612
Aeroflex Holding Corp.*	6,529	68,555
Agilysys, Inc.*	5,376	75,694
Anixter International, Inc.	10,952	1,095,967
AVX Corp.	7,502	99,627

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Badger Meter, Inc.(a)	3,000	$157,950
Belden, Inc.	14,228	1,112,061
Benchmark Electronics, Inc.*	6,901	175,837
Checkpoint Systems, Inc.*	8,312	116,285
Cognex Corp.*	20,722	795,725
Coherent, Inc.*	6,500	430,105
CTS Corp.	9,329	174,452
Daktronics, Inc.	9,792	116,721
DTS, Inc.*	4,196	77,248
Echelon Corp.(a)*	6,379	15,501
Electro Rent Corp.	6,482	108,444
Electro Scientific Industries, Inc.	7,067	48,126
eMagin Corp.*	3,154	7,033
Fabrinet*	7,794	160,556
FARO Technologies, Inc.*	3,691	181,302
Frequency Electronics, Inc.*	1,400	17,234
GSI Group, Inc.*	4,922	62,657
I.D. Systems, Inc.*	2,750	14,960
IEC Electronics Corp.*	800	3,480
II-VI, Inc.*	21,922	316,992
Insight Enterprises, Inc.*	10,250	315,085
IntriCon Corp.*	1,000	8,570
InvenSense, Inc.(a)*	2,580	58,540
Iteris, Inc.*	7,798	13,257
Itron, Inc.(a)*	8,526	345,729
Kemet Corp.*	8,936	51,382
KEY Tronic Corp.*	1,700	17,816
Knowles Corp.*	1,010	31,047
Littelfuse, Inc.	6,901	641,448
LoJack Corp.*	3,166	17,191
Maxwell Technologies, Inc.*	7,005	105,986
Measurement Specialties, Inc.*	3,674	316,221
Mercury Computer Systems, Inc.*	7,635	86,581
Mesa Laboratories, Inc.(a)	860	72,206
Methode Electronics, Inc.	11,497	439,300
MOCON, Inc.	600	9,486
MTS Systems Corp.	3,800	257,488
Multi-Fineline Electronix, Inc.*	6,500	71,760
NAPCO Security Technologies, Inc.*	4,850	26,336
Newport Corp.(b)*	11,000	203,500
OSI Systems, Inc.*	4,180	279,015
PAR Technology Corp.*	3,000	12,600
Park Electrochemical Corp.	4,194	118,313
PC Connection, Inc.	6,200	128,216
PCM, Inc.*	2,200	23,452
Perceptron, Inc.	1,100	14,025
Plexus Corp.*	9,556	413,679
Radisys Corp.*	8,500	29,665
RealD, Inc.*	6,110	77,964
Research Frontiers, Inc.(a)*	2,600	15,756
Richardson Electronics Ltd.	2,700	28,269
Rofin-Sinar Technologies, Inc.*	6,296	151,356
Rogers Corp.*	3,500	232,225
Sanmina Corp.*	22,531	513,256
Scansource, Inc.*	6,012	228,937
Speed Commerce, Inc.*	5,272	19,717
SYNNEX Corp.*	8,578	624,907
Tech Data Corp.*	8,654	541,048
TTM Technologies, Inc.*	15,316	125,591
Universal Display Corp.(a)*	5,485	176,069
Viasystems Group, Inc.*	5,388	58,675
Vishay Intertechnology, Inc.(a)	40,055	620,452
Vishay Precision Group, Inc.*	4,187	68,918
Wayside Technology Group, Inc.	315	4,835
Zebra Technologies Corp., Class A*	12,122	997,883
		14,043,121
Energy Equipment & Services — 2.5%
Basic Energy Services, Inc.*	11,847	346,169
Bolt Technology Corp.	2,382	43,710
Bristow Group, Inc.	10,164	819,422
C&J Energy Services, Inc.*	13,047	440,728
CARBO Ceramics, Inc.(a)	4,505	694,310
Dawson Geophysical Co.	1,100	31,515
ENGlobal Corp.*	2,100	6,552
Era Group, Inc.*	5,219	149,681
Exterran Holdings, Inc.	20,013	900,385
Forum Energy Technologies, Inc.*	7,527	274,209
Geospace Technologies Corp.(a)*	2,574	141,776
Gulf Island Fabrication, Inc.	3,600	77,472
Gulfmark Offshore, Inc., Class A	6,282	283,821
Helix Energy Solutions
Group, Inc.(a)*	33,846	890,488
Hercules Offshore, Inc.(a)*	37,812	152,004
Hornbeck Offshore Services, Inc.*	9,178	430,632
ION Geophysical Corp.(a)*	43,775	184,730
Key Energy Services, Inc.(a)*	39,107	357,438
Matrix Service Co.*	7,238	237,334
McDermott International, Inc.(a)*	51,671	418,018
Mitcham Industries, Inc.*	2,601	36,362
Natural Gas Services Group, Inc.*	2,500	82,650
Newpark Resources, Inc.(a)*	29,341	365,589
Nuverra Environmental
Solutions, Inc.(a)*	1	20
Pacific Drilling SA*	3,129	31,290
Parker Drilling Co.*	28,864	188,193
PHI, Inc.*	2,300	102,511
Pioneer Energy Services Corp.*	14,380	252,225
RigNet, Inc.*	3,089	166,250
SEACOR Holdings, Inc.*	5,019	412,813
Steel Excel, Inc.*	2,972	105,060
Tesco Corp.	6,552	139,820
Tetra Technologies, Inc.*	17,573	207,010
TGC Industries, Inc.*	6,825	37,196
Tidewater, Inc.	1,000	56,150
Unit Corp.*	6,472	445,468
Willbros Group, Inc.*	13,695	169,133
		9,678,134

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	8,373	$431,879
Casey’s General Stores, Inc.(a)	11,874	834,624
Chefs’ Warehouse Inc. (The)(a)*	3,806	75,245
Fresh Market, Inc. (The)(a)*	8,163	273,216
Ingles Markets, Inc., Class A	2,600	68,510
Liberator Medical Holdings, Inc.(a)	2,420	9,075
Natural Grocers by Vitamin
Cottage, Inc.(a)*	1,652	35,369
Pantry, Inc. (The)*	5,100	82,620
PriceSmart, Inc.(a)	6,408	557,752
Rite Aid Corp.*	75,596	542,023
SpartanNash Co.	9,360	196,654
SUPERVALU, Inc.*	37,105	305,003
Susser Holdings Corp.*	6,900	556,968
United Natural Foods, Inc.(a)*	1,040	67,704
Village Super Market, Inc., Class A	1,118	26,418
Weis Markets, Inc.	6,390	292,215
		4,355,275
Food Products — 2.2%
Alico, Inc.	1,300	48,737
Annie’s, Inc.(a)*	4,196	141,909
B&G Foods, Inc.	14,705	480,706
Boulder Brands, Inc.*	16,615	235,601
Bridgford Foods Corp.*	101	838
Cal-Maine Foods, Inc.	5,100	379,032
Calavo Growers, Inc.	5,041	170,537
Chiquita Brands
International, Inc.(a)*	11,125	120,706
Coffee Holding Co., Inc.(a)*	600	4,236
Darling Ingredients, Inc.*	37,935	792,842
Dean Foods Co.(a)	24,914	438,237
Diamond Foods, Inc.*	3,800	107,160
Farmer Bros. Co.*	3,200	69,152
Fresh Del Monte Produce, Inc.	17,012	521,418
Inventure Foods, Inc.*	1,023	11,529
J&J Snack Foods Corp.	4,900	461,188
John B. Sanfilippo & Son, Inc.	2,650	70,146
Lancaster Colony Corp.	7,094	675,065
Lifeway Foods, Inc.(a)*	3,800	53,124
Omega Protein Corp.*	4,197	57,415
Pilgrim’s Pride Corp.*	35,228	963,838
Post Holdings, Inc.(a)*	10,036	510,933
Rocky Mountain Chocolate
Factory, Inc.	1,260	16,619
Sanderson Farms, Inc.(a)	7,234	703,145
Scheid Vineyards, Inc., Class A*	20	625
Seneca Foods Corp., Class A*	1,249	38,219
Snyders-Lance, Inc.	16,577	438,627
Tootsie Roll Industries, Inc.(a)	7,293	214,706
TreeHouse Foods, Inc.*	8,456	677,072
		8,403,362
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	2,043	145,727
Delta Natural Gas Co., Inc.(a)	400	8,784
Gas Natural, Inc.(a)	300	3,162
Laclede Group, Inc. (The)	4,500	218,475
New Jersey Resources Corp.(a)	9,451	540,219
Northwest Natural Gas Co.(a)	6,553	308,974
RGC Resources, Inc.	400	7,720
South Jersey Industries, Inc.(a)	6,400	386,624
Southwest Gas Corp.	9,900	522,621
		2,142,306
Health Care Equipment & Supplies — 2.7%
Abaxis, Inc.(a)	2,731	121,011
Accuray, Inc.(a)*	17,223	151,562
Alere, Inc.*	14,029	524,965
Analogic Corp.	3,773	295,200
Angiodynamics, Inc.*	6,767	110,505
Anika Therapeutics, Inc.*	4,100	189,953
Atrion Corp.	566	184,516
Bovie Medical Corp.*	4,900	17,787
Cantel Medical Corp.	9,795	358,693
Conmed Corp.	7,150	315,672
CryoLife, Inc.	6,300	56,385
Cutera, Inc.*	3,899	40,511
Cyberonics, Inc.*	5,800	362,268
Cynosure, Inc., Class A*	6,160	130,900
Digirad Corp.	2,100	7,476
Exactech, Inc.*	2,535	63,958
Globus Medical, Inc.,
Class A*	16,098	385,064
Greatbatch, Inc.*	7,181	352,300
Haemonetics Corp.*	10,900	384,552
Hill-Rom Holdings, Inc.	13,933	578,359
ICU Medical, Inc.*	4,198	255,280
Integra LifeSciences
Holdings Corp.*	7,492	352,574
Invacare Corp.	6,531	119,974
Iridex Corp.*	671	5,576
LeMaitre Vascular, Inc.	6,218	51,423
Masimo Corp.*	13,665	322,494
Meridian Bioscience, Inc.(a)	8,932	184,356
Merit Medical Systems, Inc.*	11,860	179,086
Misonix, Inc.*	2,200	14,872
Natus Medical, Inc.*	7,502	188,600
Neogen Corp.*	4,651	188,226
NuVasive, Inc.*	11,084	394,258
OraSure Technologies, Inc.*	9,164	78,902
Orthofix International NV*	2,894	104,908
PhotoMedex, Inc.(a)*	2,582	31,630
Quidel Corp.*	8,803	194,634
RTI Biologics, Inc.*	9,049	39,363
Span-America Medical
Systems, Inc.	500	10,610
Spectranetics Corp. (The)(a)*	3,570	81,682
Staar Surgical Co.(a)*	5,280	88,704
STERIS Corp.	13,388	715,990
SurModics, Inc.*	3,700	79,254
Symmetry Medical, Inc.*	8,237	72,980
Thoratec Corp.*	14,518	506,097
Tornier NV*	12,356	288,883

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Uroplasty, Inc.*	2,952	$7,911
Utah Medical Products, Inc.(a)	831	42,747
Vascular Solutions, Inc.*	6,500	144,235
West Pharmaceutical Services, Inc.	21,087	889,450
Wright Medical Group, Inc.*	9,400	295,160
		10,561,496
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.(a)*	12,160	553,280
Addus HomeCare Corp.*	1,435	32,259
Air Methods Corp.(a)*	9,444	487,783
Alliance HealthCare Services, Inc.*	190	5,130
Almost Family, Inc.*	1,325	29,256
Amedisys, Inc.(a)*	6,441	107,822
AMN Healthcare Services, Inc.*	12,834	157,858
Amsurg Corp.*	8,577	390,854
Bio-Reference Labs, Inc.(a)*	6,683	201,960
BioScrip, Inc.(a)*	18,019	150,278
BioTelemetry, Inc.*	5,352	38,374
Capital Senior Living Corp.*	9,398	224,048
Centene Corp.*	6,615	500,160
Chemed Corp.(a)	6,263	586,968
Chindex International, Inc.*	2,640	62,542
Corvel Corp.*	5,100	230,418
Cross Country Healthcare, Inc.*	6,900	44,988
Emeritus Corp.*	4,350	137,677
Ensign Group, Inc. (The)	5,064	157,389
ExamWorks Group, Inc.(a)*	8,731	277,035
Five Star Quality Care, Inc.*	6,584	32,986
Gentiva Health Services, Inc.*	1,800	27,108
Hanger, Inc.*	11,545	363,090
Health Net, Inc.*	24,891	1,033,972
Healthsouth Corp.	28,764	1,031,765
Healthways, Inc.(a)*	9,735	170,752
IPC The Hospitalist Co., Inc.(a)*	4,065	179,754
Kindred Healthcare, Inc.	14,111	325,964
Landauer, Inc.	1,800	75,600
LHC Group, Inc.*	3,800	81,206
LifePoint Hospitals, Inc.*	12,078	750,044
Magellan Health, Inc.*	10,800	672,192
Medcath Corp.(b)*	3,122	—
Molina Healthcare, Inc.(a)*	11,050	493,161
MWI Veterinary Supply, Inc.*	2,292	325,441
National Healthcare Corp.	3,000	168,870
National Research Corp.,
Class A*	4,425	61,906
National Research Corp.,
Class B(a)*	737	28,772
Owens & Minor, Inc.(a)	20,672	702,435
PDI, Inc.*	3,600	15,768
PharMerica Corp.*	7,236	206,877
Providence Service Corp. (The)*	4,498	164,582
RadNet, Inc.*	8,150	54,035
Select Medical Holdings Corp.	32,378	505,097
Skilled Healthcare Group, Inc.,
Class A*	4,555	28,651
Team Health Holdings, Inc.*	14,503	724,280
Triple-S Management Corp.,
Class B*	4,349	77,978
U.S. Physical Therapy, Inc.	2,650	90,603
Universal American Corp.	17,673	147,216
VCA, Inc.*	29,029	1,018,628
WellCare Health Plans, Inc.*	6,369	475,510
		14,410,322
Health Care Technology — 0.5%
Allscripts Healthcare
Solutions, Inc.*	46,150	740,707
Arrhythmia Research
Technology, Inc.*	200	1,328
Computer Programs & Systems, Inc.	2,670	169,812
HealthStream, Inc.*	6,062	147,307
MedAssets, Inc.*	15,666	357,811
Medidata Solutions, Inc.*	5,309	227,278
Omnicell, Inc.*	6,963	199,908
Quality Systems, Inc.	11,913	191,204
Simulations Plus, Inc.	800	4,496
		2,039,851
Hotels, Restaurants & Leisure — 4.3%
Ambassadors Group, Inc.*	3,300	15,213
Bally Technologies, Inc.(a)*	12,599	828,006
Belmond Ltd., Class A*	22,515	327,368
Biglari Holdings, Inc.*	399	168,765
BJ’s Restaurants, Inc.(a)*	7,853	274,148
Bloomin’ Brands, Inc.*	16,303	365,676
Bob Evans Farms, Inc.(a)	8,800	440,440
Boyd Gaming Corp.(a)*	16,663	202,122
Bravo Brio Restaurant Group, Inc.*	4,343	67,794
Brinker International, Inc.(a)	15,110	735,102
Buffalo Wild Wings, Inc.(a)*	5,933	983,157
Caesars Entertainment Corp.(a)*	1,585	28,657
Carrols Restaurant Group, Inc.*	8,600	61,232
Cheesecake Factory, Inc. (The)(a)	16,891	784,080
Choice Hotels International, Inc.(a)	13,207	622,182
Churchill Downs, Inc.	3,820	344,220
Chuy’s Holdings, Inc.(a)*	3,442	124,945
Cracker Barrel Old Country
Store, Inc.(a)	6,708	667,916
Del Frisco’s Restaurant Group, Inc.*	5,121	141,135
DineEquity, Inc.	5,700	453,093
Dover Downs Gaming &
Entertainment, Inc.*	3,400	4,658
Dover Motorsports, Inc.	4,000	11,560
Einstein Noah Restaurant
Group, Inc.	7,254	116,499
Famous Dave’s Of America, Inc.*	2,145	61,562
Fiesta Restaurant Group, Inc.*	8,386	389,194
Frisch’s Restaurants, Inc.	695	16,402
Gaming Partners
International Corp.*	1,300	10,608

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
International Speedway Corp.,
Class A	7,848	$261,181
Interval Leisure Group, Inc.	19,489	427,589
Isle of Capri Casinos, Inc.*	3,087	26,425
Jack in the Box, Inc.	13,300	795,872
Jamba, Inc.(a)*	1,700	20,570
Kona Grill, Inc.*	1,540	29,891
Krispy Kreme Doughnuts, Inc.(a)*	17,981	287,336
Life Time Fitness, Inc.(a)*	10,800	526,392
Luby’s, Inc.*	7,260	42,689
Marcus Corp.	4,500	82,125
Marriott Vacations Worldwide Corp.*	7,881	462,063
Monarch Casino & Resort, Inc.*	4,370	66,162
MTR Gaming Group, Inc.*	6,300	33,705
Multimedia Games Holding Co., Inc.*	6,030	178,729
Nathan’s Famous, Inc.*	1,385	75,053
Papa John’s International, Inc.	12,676	537,336
Penn National Gaming, Inc.*	15,433	187,357
Pinnacle Entertainment, Inc.*	1,300	32,734
Popeyes Louisiana Kitchen, Inc.*	8,149	356,193
Red Lion Hotels Corp.(a)*	4,500	24,660
Red Robin Gourmet Burgers, Inc.*	4,100	291,920
Rick’s Cabaret International, Inc.*	2,209	22,554
Ruby Tuesday, Inc.*	8,948	67,915
Ruth’s Hospitality Group, Inc.	9,943	122,796
Scientific Games Corp., Class A*	17,087	190,007
SeaWorld Entertainment, Inc.	15,932	451,354
Sonic Corp.(a)*	14,824	327,314
Speedway Motorsports, Inc.	10,200	186,150
Texas Roadhouse, Inc.	21,900	569,400
Town Sports International
Holdings, Inc.	8,000	53,200
Vail Resorts, Inc.	11,911	919,291
Wendy’s Co. (The)(a)	53,811	459,008
		16,360,705
Household Durables — 1.3%
Bassett Furniture Industries, Inc.	2,600	34,216
Beazer Homes USA, Inc.*	1,643	34,470
Blyth, Inc.(a)	4,000	31,120
California Coastal
Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.(a)*	1,100	93,830
CSS Industries, Inc.	2,100	55,377
Dixie Group, Inc. (The)*	1,200	12,708
Emerson Radio Corp.*	1,300	2,314
Ethan Allen Interiors, Inc.(a)	4,863	120,311
Flexsteel Industries, Inc.	1,013	33,784
Helen of Troy Ltd.*	7,567	458,787
Hooker Furniture Corp.	2,500	40,350
Hovnanian Enterprises, Inc.,
Class A(a)*	13,208	68,021
iRobot Corp.(a)*	6,627	271,376
KB Home(a)	22,962	428,930
La-Z-Boy, Inc.	12,615	292,290
Libbey, Inc.*	4,508	120,093
Lifetime Brands, Inc.	3,200	50,304
M.D.C. Holdings, Inc.(a)	10,774	326,344
M/I Homes, Inc.(a)*	5,641	136,907
Meritage Homes Corp.*	10,796	455,699
NACCO Industries, Inc., Class A	1,000	50,600
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)(a)	11,251	443,739
Skullcandy, Inc.*	6,327	45,871
Standard Pacific Corp.(a)*	41,193	354,260
Stanley Furniture Co., Inc.*	927	2,484
Taylor Morrison Home Corp.,
Class A*	6,804	152,546
Tempur-Pedic
International, Inc.(a)*	11,391	680,043
Universal Electronics, Inc.*	2,765	135,153
William Lyon Homes, Class A*	4,109	125,078
		5,057,005
Household Products — 0.2%
Central Garden and Pet Co.*	5,300	48,230
Central Garden and Pet Co.,
Class A*	7,899	72,671
Orchids Paper Products Co.	1,716	54,980
Spectrum Brands Holdings, Inc.	3,162	272,027
WD-40 Co.	5,000	376,100
		824,008
Independent Power Producers & Energy Traders — 0.2%
Dynegy, Inc.*	12,370	430,476
Ormat Technologies, Inc.	6,513	187,770
		618,246
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(a)	13,509	447,688

Insurance — 4.4%
Ambac Financial Group, Inc.(a)*	11,615	317,206
American Equity Investment Life
Holding Co.(a)	21,414	526,784
American National Insurance Co.	63	7,195
Amerisafe, Inc.	3,900	158,613
Amtrust Financial Services, Inc.(a)	17,614	736,441
Argo Group International
Holdings Ltd.	7,654	391,196
Aspen Insurance Holdings Ltd.	20,865	947,688
Baldwin & Lyons, Inc., Class B	1,818	47,159
Citizens, Inc., Class A(a)*	11,958	88,489
CNO Financial Group, Inc.	60,833	1,082,827
Crawford & Co., Class A	10,528	85,277
Crawford & Co., Class B	3,991	40,229
Donegal Group, Inc., Class A	4,648	71,114
eHealth, Inc.*	4,059	154,120
EMC Insurance Group, Inc.	3,800	116,964
Employers Holdings, Inc.	8,660	183,419
Endurance Specialty Holdings Ltd.	12,058	622,072
Enstar Group Ltd.(a)*	2,624	395,516
FBL Financial Group, Inc., Class A	6,600	303,600
Federated National Holding Co.	1,965	50,107

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
First Acceptance Corp.*	15,539	$38,071
First American Financial Corp.(a)	21,454	596,207
Global Indemnity PLC*	3,524	91,589
Greenlight Capital Re Ltd., Class A*	7,083	233,314
Hallmark Financial Services*	5,700	61,275
Hanover Insurance Group, Inc. (The)	11,305	713,911
HCI Group, Inc.(a)	3,748	152,169
Hilltop Holdings, Inc.*	24,497	520,806
Horace Mann Educators Corp.	13,078	408,949
Independence Holding Co.	3,520	49,738
Infinity Property & Casualty Corp.	4,300	289,089
Investors Title Co.	292	19,675
Kemper Corp.	15,416	568,234
Maiden Holdings Ltd.	17,962	217,161
MBIA, Inc.(a)*	64,963	717,191
Meadowbrook Insurance
Group, Inc.(a)	13,262	95,354
Mercury General Corp.	10,703	503,469
Montpelier Re Holdings Ltd.	15,417	492,573
National Interstate Corp.	4,200	117,684
Navigators Group, Inc. (The)*	3,600	241,380
OneBeacon Insurance Group Ltd.,
Class A	6,225	96,736
Platinum Underwriters Holdings Ltd.	8,630	559,655
Primerica, Inc.(a)	14,703	703,539
ProAssurance Corp.	300	13,320
RLI Corp.(a)	13,400	613,452
Safety Insurance Group, Inc.	4,269	219,341
Selective Insurance Group, Inc.	11,126	275,035
StanCorp Financial Group, Inc.(a)	9,767	625,088
State Auto Financial Corp.	9,900	231,957
Stewart Information Services
Corp.(a)	4,463	138,398
Symetra Financial Corp.	25,025	569,068
Tower Group International Ltd.(a)	11,737	21,127
Unico American Corp.*	1,700	21,267
United Fire Group, Inc.	6,100	178,852
Universal Insurance
Holdings, Inc.(a)	13,562	175,899
		16,896,589
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	7,537	43,715
Blue Nile, Inc.(a)*	2,042	57,176
FTD Cos., Inc.*	4,611	146,584
Gaiam, Inc., Class A*	2,400	18,432
HomeAway, Inc.(a)*	1,636	56,965
HSN, Inc.	10,851	642,813
NutriSystem, Inc.	6,568	112,378
Orbitz Worldwide, Inc.*	25,051	222,954
Overstock.com, Inc.*	4,154	65,509
PetMed Express, Inc.(a)	5,572	75,110
Shutterfly, Inc.(a)*	10,633	457,857
US Auto Parts Network, Inc.*	6,100	22,021
Valuevision Media, Inc., Class A*	11,608	57,924
Vitacost.com, Inc.(a)*	1,333	8,345
		1,987,783
Internet Software & Services — 1.9%
AOL, Inc.*	1,332	53,000
Bankrate, Inc.*	23,128	405,665
Blucora, Inc.*	9,571	180,605
comScore, Inc.*	2,169	76,956
Constant Contact, Inc.*	7,178	230,486
Conversant, Inc.(a)*	16,815	427,101
CoStar Group, Inc.*	1,052	166,395
Dealertrack Technologies, Inc.*	11,610	526,397
Demand Media, Inc.(a)*	4,016	19,357
Dice Holdings, Inc.*	15,500	117,955
Digital River, Inc.*	6,873	106,050
EarthLink Holdings Corp.	14,811	55,097
Envestnet, Inc.*	4,901	239,757
GTT Communications, Inc.*	2,800	28,588
Internap Network Services Corp.*	14,992	105,694
IntraLinks Holdings, Inc.*	10,316	91,709
j2 Global, Inc.(a)	15,658	796,366
Limelight Networks, Inc.*	17,037	52,133
LogMeIn, Inc.*	780	36,364
Monster Worldwide, Inc.*	23,472	153,507
Move, Inc.*	8,414	124,443
NIC, Inc.	15,200	240,920
OpenTable, Inc.*	5,601	580,264
Perficient, Inc.*	6,956	135,433
QuinStreet, Inc.*	9,301	51,249
RealNetworks, Inc.*	7,600	57,988
Reis, Inc.	2,638	55,609
Shutterstock, Inc.(a)*	8,258	685,249
Stamps.com, Inc.*	4,466	150,460
support.com, Inc.*	10,450	28,320
Travelzoo, Inc.*	509	9,849
United Online, Inc.	3,293	34,247
VistaPrint NV*	6,915	279,781
Web.com Group, Inc.*	14,150	408,510
WebMD Health Corp.(a)*	10,275	496,282
XO Group, Inc.*	6,500	79,430
Zix Corp.*	13,353	45,667
		7,332,883
IT Services — 2.8%
Acxiom Corp.*	21,239	460,674
Blackhawk Network
Holdings, Inc.(a)*	500	14,110
Blackhawk Network Holdings, Inc.,
Class B*	3,205	86,054
Booz Allen Hamilton Holding Corp.	25,586	543,447
CACI International, Inc., Class A(a)*	6,200	435,302
Cardtronics, Inc.*	14,190	483,595
Cass Information Systems, Inc.	1,793	88,718
Ciber, Inc.*	17,360	85,758
Computer Task Group, Inc.(a)	4,027	66,284
Convergys Corp.(a)	27,118	581,410
CoreLogic, Inc.*	21,407	649,917
CSG Systems International, Inc.	9,625	251,309
Datalink Corp.*	4,146	41,460
Edgewater Technology, Inc.*	2,300	17,112
EPAM Systems, Inc.*	9,924	434,175

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Euronet Worldwide, Inc.*	13,882	$669,668
ExlService Holdings, Inc.*	9,262	272,766
Forrester Research, Inc.	8,761	331,867
Global Cash Access Holdings, Inc.*	16,896	150,374
Hackett Group, Inc. (The)	8,900	53,133
Heartland Payment Systems, Inc.(a)	8,697	358,403
Higher One Holdings, Inc.*	5,757	21,934
iGate Corp.*	13,385	487,080
Innodata, Inc.*	5,684	18,303
Lionbridge Technologies, Inc.*	14,462	85,904
Mantech International Corp.,
Class A(a)	5,139	151,703
MAXIMUS, Inc.	14,766	635,233
ModusLink Global Solutions, Inc.(a)*	3,550	13,277
MoneyGram International, Inc.*	1,663	24,496
PRGX Global, Inc.*	4,649	29,707
Sapient Corp.*	33,542	545,058
Science Applications
International Corp.	8,035	354,826
ServiceSource International, Inc.(a)*	5,713	33,135
SYKES Enterprises, Inc.*	10,300	223,819
Syntel, Inc.*	3,280	281,949
TeleTech Holdings, Inc.*	17,188	498,280
Unisys Corp.*	11,336	280,453
VeriFone Systems, Inc.*	17,443	641,030
Virtusa Corp.*	8,976	321,341
		10,723,064
Leisure Equipment & Products — 0.3%
Arctic Cat, Inc.	3,625	142,898
Black Diamond, Inc.(a)*	1,900	21,318
Callaway Golf Co.(a)	19,865	165,277
Escalade, Inc.	1,950	31,473
Jakks Pacific, Inc.(a)*	5,129	39,698
Johnson Outdoors, Inc., Class A	1,000	25,800
Leapfrog Enterprises, Inc.*	11,756	86,407
Marine Products Corp.	10,020	83,166
Nautilus, Inc.*	8,479	94,032
Smith & Wesson Holding Corp.(a)*	902	13,115
Sturm Ruger & Co., Inc.(a)	6,113	360,728
		1,063,912
Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.(a)*	16,647	148,325
Albany Molecular Research, Inc.(a)*	8,825	177,559
Cambrex Corp.*	7,454	154,298
Charles River Laboratories
International, Inc.*	15,456	827,205
Enzo Biochem, Inc.*	3,616	18,984
Furiex Pharmaceuticals, Inc.*	1,484	157,571
Harvard Bioscience, Inc.*	10,123	46,060
Pacific Biosciences of
California, Inc.(a)*	4,968	30,702
Parexel International Corp.(a)*	13,426	709,430
		2,270,134
Machinery — 4.4%
Accuride Corp.*	9,955	48,680
Actuant Corp., Class A	24,582	849,800
Adept Technology, Inc.*	1,000	10,490
Alamo Group, Inc.	2,600	140,634
Albany International Corp., Class A	7,900	299,884
Altra Industrial Motion Corp.	9,567	348,143
American Railcar Industries, Inc.(a)	5,900	399,843
Astec Industries, Inc.	4,561	200,137
Barnes Group, Inc.	17,854	688,093
Blount International, Inc.*	13,651	192,616
Briggs & Stratton Corp.(a)	11,874	242,942
Chart Industries, Inc.(a)*	5,634	466,157
CIRCOR International, Inc.	4,348	335,361
CLARCOR, Inc.	10,970	678,495
Columbus McKinnon Corp.	4,066	109,985
Commercial Vehicle Group, Inc.(a)*	5,920	59,437
Douglas Dynamics, Inc.	4,486	79,043
Dynamic Materials Corp.	2,800	61,964
Eastern Co. (The)	500	7,720
Energy Recovery, Inc.(a)*	3,627	17,845
EnPro Industries, Inc.*	6,787	496,537
ESCO Technologies, Inc.	5,761	199,561
Federal Signal Corp.	16,169	236,876
FreightCar America, Inc.	2,400	60,096
Gorman-Rupp Co. (The)	5,455	192,943
Graham Corp.	1,900	66,139
Greenbrier Cos., Inc.(a)*	6,690	385,344
Hardinge, Inc.	1,500	18,975
Harsco Corp.	17,869	475,851
Hillenbrand, Inc.	18,858	615,148
Hurco Cos., Inc.	1,000	28,200
Hyster-Yale Materials Handling, Inc.	2,000	177,080
John Bean Technologies Corp.	8,769	271,751
Kadant, Inc.	3,400	130,730
Key Technology, Inc.*	1,100	13,552
LB Foster Co., Class A	1,776	96,117
Lindsay Corp.(a)	2,399	202,644
Lydall, Inc.*	3,767	103,103
Manitex International, Inc.(a)*	1,300	21,112
Manitowoc Co., Inc. (The)(a)	41,949	1,378,444
Meritor, Inc.*	25,078	327,017
Mfri, Inc.*	1,900	21,679
Middleby Corp.*	7,524	622,385
Miller Industries, Inc.	2,958	60,876
Mueller Industries, Inc.	17,550	516,146
Mueller Water Products, Inc.,
Class A	37,796	326,557
NN, Inc.	4,300	109,994
Omega Flex, Inc.	488	9,575
PMFG, Inc.(a)*	2,118	11,162
Proto Labs, Inc.*	5,527	452,772
RBC Bearings, Inc.	4,700	301,035
Rexnord Corp.*	23,169	652,207
Standex International Corp.	4,000	297,920
Sun Hydraulics Corp.	6,200	251,720

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Supreme Industries, Inc., Class A*	1,256	$8,164
Tecumseh Products Co.*	2,346	11,941
Tennant Co.	4,939	376,945
Titan International, Inc.(a)	14,568	245,034
Toro Co. (The)	2,065	131,334
Trimas Corp.*	12,810	488,445
Twin Disc, Inc.	2,200	72,710
Wabash National Corp.(a)*	20,517	292,367
Watts Water Technologies, Inc.,
Class A	8,314	513,223
Woodward, Inc.	10,736	538,733
Xerium Technologies, Inc.*	813	11,349
		17,058,762
Marine — 0.1%
Baltic Trading Ltd.(a)	10,173	60,835
International Shipholding Corp.	710	16,273
Matson, Inc.	9,800	263,032
		340,140
Media — 1.8%
AH Belo Corp., Class A	3,878	45,954
Ballantyne Strong, Inc.(a)*	3,464	14,480
Beasley Broadcasting Group, Inc.,
Class A	1,657	10,522
Carmike Cinemas, Inc.*	6,134	215,487
Central European Media Enterprises
Ltd., Class A*	7,100	20,022
Clear Channel Outdoor Holdings, Inc.,
Class A	3,398	27,796
Crown Media Holdings, Inc.,
Class A*	8,950	32,488
CTC Media, Inc.	7,772	85,570
Cumulus Media, Inc., Class A*	41,094	270,809
DreamWorks Animation SKG, Inc.,
Class A(a)*	16,439	382,371
Entercom Communications Corp.,
Class A(a)*	2,000	21,460
Entravision Communications Corp.,
Class A	16,829	104,676
EW Scripps Co. (The), Class A*	14,761	312,343
Gray Television, Inc.*	11,286	148,185
Harte-Hanks, Inc.	17,183	123,546
Here Media, Inc.*	499	—
Here Media, Inc., Special Shares*	499	—
John Wiley & Sons, Inc., Class A	5,183	314,038
Journal Communications, Inc.,
Class A*	15,194	134,771
LIN Media LLC, Class A*	6,935	188,979
Live Nation Entertainment, Inc.*	34,252	845,682
Loral Space & Communications, Inc.*	3,348	243,366
Martha Stewart Living Omnimedia,
Class A(a)*	4,621	21,719
McClatchy Co. (The), Class A*	13,196	73,238
Meredith Corp.(a)	8,300	401,388
National CineMedia, Inc.	14,638	256,311
New York Times Co. (The),
Class A(a)	37,349	568,078
Nexstar Broadcasting Group, Inc.,
Class A(a)	9,744	502,888
Radio One, Inc.(a)*	6,700	33,031
Regal Entertainment Group,
Class A(a)	27,728	585,061
Rentrak Corp.(a)*	1,900	99,655
Saga Communications, Inc.,
Class A	1,116	47,676
Salem Communications Corp.,
Class A	1,041	9,848
Scholastic Corp.(a)	6,200	211,358
Sinclair Broadcast Group, Inc.,
Class A(a)	10,800	375,300
Sizmek, Inc.*	4,823	45,963
World Wrestling Entertainment, Inc.,
Class A(a)	3,414	40,729
		6,814,788
Metals & Mining — 1.6%
A.M. Castle & Co.*	2,487	27,456
AK Steel Holding Corp.(a)*	6,133	48,819
Ampco-Pittsburgh Corp.	2,200	50,468
Century Aluminum Co.*	24,258	380,365
Commercial Metals Co.	29,810	516,011
Compass Minerals International, Inc.	7,050	674,967
Contango ORE, Inc.(a)*	350	3,369
Friedman Industries, Inc.	700	5,915
Globe Specialty Metals, Inc.	20,087	417,408
Haynes International, Inc.	2,200	124,498
Hecla Mining Co.(a)	41,321	142,557
Horsehead Holding Corp.(a)*	11,407	208,292
Kaiser Aluminum Corp.(a)	4,533	330,320
Materion Corp.	5,300	196,047
McEwen Mining, Inc.*	38,236	110,120
Mines Management, Inc.(a)*	8,088	9,059
Noranda Aluminum Holding Corp.	10,742	37,919
Olympic Steel, Inc.	1,900	47,025
RTI International Metals, Inc.*	5,500	146,245
Schnitzer Steel Industries, Inc.,
Class A(a)	5,321	138,718
Stillwater Mining Co.(a)*	32,208	565,250
SunCoke Energy, Inc.*	16,644	357,846
Universal Stainless & Alloy*	1,400	45,472
US Silica Holdings, Inc.	13,049	723,437
Worthington Industries, Inc.	22,300	959,792
		6,267,375
Multi-Utilities — 0.3%
Avista Corp.(a)	11,500	385,480
Black Hills Corp.	7,400	454,286
NorthWestern Corp.	7,900	412,301
		1,252,067

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail — 0.3%
ALCO Stores, Inc.*	200	$1,524
Big Lots, Inc.*	15,232	696,102
Bon-Ton Stores, Inc. (The)(a)	2,700	27,837
Fred’s, Inc., Class A	8,287	126,708
Gordmans Stores, Inc.(a)	2,170	9,331
Tuesday Morning Corp.(a)*	9,803	174,690
		1,036,192
Oil, Gas & Consumable Fuels — 4.0%
Abraxas Petroleum Corp.*	14,400	90,144
Adams Resources & Energy, Inc.	900	70,317
Alon USA Energy, Inc.	14,330	178,265
Alpha Natural Resources, Inc.(a)*	55,174	204,696
Approach Resources, Inc.(a)*	5,197	118,128
Barnwell Industries, Inc.*	2,159	6,952
Bill Barrett Corp.*	11,138	298,276
Black Ridge Oil and Gas, Inc.*	2,059	1,338
Bonanza Creek Energy, Inc.*	11,086	634,008
BPZ Resources, Inc.(a)*	14,821	45,649
Callon Petroleum Co.*	11,069	128,954
Carrizo Oil & Gas, Inc.(a)*	11,355	786,447
Cheniere Energy, Inc.*	2,000	143,400
Clayton Williams Energy, Inc.*	2,100	288,477
Clean Energy Fuels Corp.(a)*	13,545	158,747
Cloud Peak Energy, Inc.*	14,607	269,061
Comstock Resources, Inc.(a)	11,580	333,967
Contango Oil & Gas Co.*	3,897	164,882
Delek US Holdings, Inc.	18,778	530,103
DHT Holdings, Inc.	697	5,018
Diamondback Energy, Inc.(a)*	2,771	246,065
Emerald Oil, Inc.(a)*	12,170	93,100
Energy XXI Bermuda Ltd.	17,275	408,208
EnLink Midstream LLC	11,760	489,922
Escalera Resources Co.*	1,550	4,084
Evolution Petroleum Corp.	1,923	21,057
FieldPoint Petroleum Corp.(a)*	1,200	6,624
Forest Oil Corp.*	7,860	17,921
GasLog Ltd.	18,166	579,314
Gastar Exploration, Inc.*	14,783	128,760
Goodrich Petroleum Corp.(a)*	6,030	166,428
Green Plains, Inc.	9,194	302,207
Gulf Coast Ultra Deep Royalty Trust*	15,630	45,796
Halcon Resources Corp.(a)*	14,838	108,169
Harvest Natural Resources, Inc.(a)*	7,400	36,926
Kodiak Oil & Gas Corp.(a)*	21,850	317,917
Matador Resources Co.*	20,111	588,850
Midstates Petroleum Co., Inc.(a)*	1,771	12,804
Northern Oil and Gas, Inc.(a)*	12,351	201,198
Overseas Shipholding
Group, Inc.(a)*	2,209	15,132
Panhandle Oil and Gas, Inc.,
Class A	1,289	72,223
PBF Energy, Inc., Class A	6,008	160,113
PDC Energy, Inc.(a)*	9,518	601,062
Penn Virginia Corp.(a)*	17,926	303,846
Petroquest Energy, Inc.*	14,106	106,077
Renewable Energy Group, Inc.(a)*	6,581	75,484
Rex American Resources Corp.*	1,575	115,463
Rex Energy Corp.*	16,655	294,960
Ring Energy, Inc.(a)*	553	9,650
Rosetta Resources, Inc.*	3,733	204,755
Scorpio Tankers, Inc.(a)	45,324	460,945
SemGroup Corp., Class A	11,786	929,326
Ship Finance International Ltd.(a)	9,225	171,493
Stone Energy Corp.*	12,557	587,542
Swift Energy Co.(a)*	3,200	41,536
Synergy Resources Corp.(a)*	21,040	278,780
Targa Resources Corp.	2,467	344,319
Teekay Corp.(a)	7,341	456,977
Triangle Petroleum Corp.(a)*	21,302	250,298
Vaalco Energy, Inc.*	14,113	102,037
W&T Offshore, Inc.(a)	16,273	266,389
Warren Resources, Inc.*	11,943	74,047
Western Refining, Inc.	26,043	977,915
Westmoreland Coal Co.*	2,883	104,595
		15,237,143
Paper & Forest Products — 1.0%
Boise Cascade Co.*	7,598	217,607
Clearwater Paper Corp.*	6,154	379,825
Deltic Timber Corp.	2,800	169,176
Domtar Corp.	10,980	470,493
KapStone Paper and
Packaging Corp.*	26,886	890,733
Louisiana-Pacific Corp.(a)*	35,219	528,989
Mercer International, Inc.*	9,357	98,249
Neenah Paper, Inc.	3,300	175,395
P. H. Glatfelter Co.	13,999	371,393
Resolute Forest Products, Inc.*	6,517	109,355
Schweitzer-Mauduit
International, Inc.	8,407	367,050
Wausau Paper Corp.	9,409	101,805
		3,880,070
Personal Products — 0.4%
CCA Industries, Inc.	556	1,929
Elizabeth Arden, Inc.*	10,100	216,342
Inter Parfums, Inc.	10,446	308,679
Medifast, Inc.(a)*	3,300	100,353
Natural Alternatives
International, Inc.*	1,000	5,390
Natures Sunshine Products, Inc.	1,700	28,849
Nutraceutical International Corp.*	2,300	54,878
Revlon, Inc., Class A*	11,781	359,321
United-Guardian, Inc.	600	17,160
USANA Health Sciences, Inc.*	3,400	265,676
		1,358,577
Pharmaceuticals — 0.9%
Akorn, Inc.(a)*	23,698	787,958
Auxilium Pharmaceuticals, Inc.(a)*	10,880	218,253
Cumberland
Pharmaceuticals, Inc.(a)*	5,912	26,604

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Depomed, Inc.*	7,170	$99,663
Impax Laboratories, Inc.*	16,629	498,704
Lannett Co., Inc.*	7,831	388,574
Medicines Co. (The)*	20,564	597,590
Pain Therapeutics, Inc.*	9,394	54,015
Pernix Therapeutics Holdings, Inc.*	8,297	74,507
Pozen, Inc.*	6,287	52,371
Prestige Brands Holdings, Inc.*	15,321	519,229
Sagent Pharmaceuticals, Inc.*	7,380	190,847
Sciclone Pharmaceuticals, Inc.*	14,555	76,559
Sucampo Pharmaceuticals, Inc.,
Class A(a)*	7,076	48,824
Transcept Pharmaceuticals, Inc.(a)	2,528	5,031
		3,638,729
Professional Services — 1.4%
Acacia Research Corp.(a)	7,978	141,610
Advisory Board Co. (The)*	8,569	443,874
Barrett Business Services, Inc.	2,100	98,700
CBIZ, Inc.(a)*	15,700	141,771
CDI Corp.	4,800	69,168
Corporate Executive Board Co. (The)	8,067	550,331
CRA International, Inc.*	2,200	50,710
Exponent, Inc.	2,610	193,427
Franklin Covey Co.*	5,596	112,647
FTI Consulting, Inc.(a)*	8,783	332,173
GP Strategies Corp.*	3,999	103,494
Heidrick & Struggles
International, Inc.	3,700	68,450
Hill International, Inc.*	9,200	57,316
Hudson Global, Inc.*	2,471	9,711
Huron Consulting Group, Inc.*	5,494	389,085
ICF International, Inc.*	4,955	175,209
Insperity, Inc.	5,700	188,100
Kelly Services, Inc., Class A	7,420	127,401
Kforce, Inc.	10,079	218,210
Korn/Ferry International*	13,550	397,963
Mastech Holdings, Inc.	1,061	16,435
Mistras Group, Inc.*	5,383	131,991
Navigant Consulting, Inc.*	10,515	183,487
On Assignment, Inc.*	16,087	572,215
Pendrell Corp.*	22,664	39,889
RCM Technologies, Inc.*	2,995	19,048
Resources Connection, Inc.	10,115	132,608
RPX Corp.*	13,370	237,317
SmartPros Ltd.	1,000	2,260
TrueBlue, Inc.*	10,021	276,279
Volt Information Sciences, Inc.(a)*	2,024	19,208
VSE Corp.	850	59,772
		5,559,859
Real Estate Investment Trusts (REITs) — 0.1%
CareTrust REIT, Inc.*	5,064	100,267
Geo Group, Inc. (The)	2,747	98,151
		198,418
Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	11,759	487,411
Altisource Asset Management Corp.*	596	430,944
Altisource Portfolio Solutions SA(a)*	6,567	752,447
AV Homes, Inc.(a)*	2,349	38,406
Consolidated-Tomoka Land Co.	995	45,670
Forestar Group, Inc.*	9,636	183,951
Griffin Land & Nurseries, Inc.	420	12,390
Kennedy-Wilson Holdings, Inc.	16,397	439,768
St. Joe Co. (The)(a)*	2,522	64,134
Tejon Ranch Co.*	8,031	258,518
		2,713,639
Road & Rail — 1.7%
AMERCO	2,817	819,071
ArcBest Corp.	6,929	301,481
Avis Budget Group, Inc.*	9,567	571,054
Celadon Group, Inc.	5,010	106,813
Con-way, Inc.	14,454	728,626
Covenant Transportation Group,
Inc., Class A*	1,500	19,320
Heartland Express, Inc.(a)	20,851	444,960
Knight Transportation, Inc.(a)	21,744	516,855
Landstar System, Inc.(a)	11,596	742,144
Marten Transport Ltd.	7,374	164,809
P.A.M. Transportation Services, Inc.*	3,196	89,360
Quality Distribution, Inc.*	7,100	105,506
Roadrunner Transportation
Systems, Inc.*	7,684	215,921
Saia, Inc.*	8,300	364,619
Swift Transportation Co.*	27,034	682,068
Universal Truckload Services, Inc.	3,300	83,688
USA Truck, Inc.(a)*	1,900	35,321
Werner Enterprises, Inc.(a)	23,649	626,935
YRC Worldwide, Inc.(a)*	1,466	41,209
		6,659,760
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.*	9,980	192,115
Alpha & Omega Semiconductor Ltd.*	1,092	10,123
Amkor Technology, Inc.*	33,108	370,147
Amtech Systems, Inc.*	2,200	26,906
Applied Micro Circuits Corp.(a)*	4,875	52,699
Audience, Inc.(a)*	1,785	21,349
AXT, Inc.*	12,200	26,108
Brooks Automation, Inc.	15,972	172,018
Cabot Microelectronics Corp.*	5,298	236,556
Cascade Microtech, Inc.*	3,500	47,810
Ceva, Inc.*	4,258	62,891
Cirrus Logic, Inc.(a)*	15,545	353,493
Cohu, Inc.	3,473	37,161
Cyberoptics Corp.*	1,700	13,583
Diodes, Inc.*	11,325	327,972
DSP Group, Inc.*	2,800	23,772
Entegris, Inc.*	35,823	492,387
Entropic Communications, Inc.*	19,895	66,250
Exar Corp.*	11,669	131,860

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Fairchild Semiconductor
International, Inc.(a)*	29,254	$456,362
FormFactor, Inc.*	11,387	94,740
GSI Technology, Inc.*	6,498	38,728
GT Advanced Technologies, Inc.(a)*	17,362	322,933
Hittite Microwave Corp.	7,033	548,222
Inphi Corp.*	3,832	56,254
Integrated Device Technology, Inc.*	35,569	549,897
Integrated Silicon Solution, Inc.*	6,586	97,275
International Rectifier Corp.*	18,499	516,122
Intersil Corp., Class A	35,197	526,195
IXYS Corp.	7,000	86,240
Kopin Corp.*	16,230	52,910
Kulicke & Soffa Industries, Inc.*	18,589	265,079
Lattice Semiconductor Corp.*	28,018	231,149
M/A-COM Technology Solutions
Holdings, Inc.*	1,128	25,357
Magnachip Semiconductor Corp.*	9,645	135,995
MaxLinear, Inc., Class A*	1,904	19,173
Micrel, Inc.	13,755	155,156
Microsemi Corp.*	26,722	715,081
MKS Instruments, Inc.	15,403	481,190
Monolithic Power Systems, Inc.	9,630	407,831
MoSys, Inc.(a)*	4,488	14,092
Nanometrics, Inc.*	4,751	86,706
Omnivision Technologies, Inc.*	12,916	283,894
PDF Solutions, Inc.*	8,956	190,046
Pericom Semiconductor Corp.*	5,500	49,720
Photronics, Inc.(a)*	12,017	103,346
PLX Technology, Inc.*	6,853	44,339
PMC - Sierra, Inc.*	46,352	352,739
Power Integrations, Inc.	9,435	542,890
Rambus, Inc.(a)*	27,437	392,349
RF Micro Devices, Inc.(a)*	77,719	745,325
Rubicon Technology, Inc.(a)*	1,600	14,000
Rudolph Technologies, Inc.*	7,386	72,974
Semtech Corp.*	18,554	485,187
Sigma Designs, Inc.*	4,529	20,743
Silicon Image, Inc.*	19,087	96,198
Silicon Laboratories, Inc.*	10,411	512,742
Spansion, Inc., Class A*	13,842	291,651
SunEdison, Inc.(a)*	44,604	1,008,050
SunPower Corp.(a)*	7,299	299,113
Synaptics, Inc.(a)*	12,601	1,142,155
Tessera Technologies, Inc.	2,283	50,409
TriQuint Semiconductor, Inc.*	31,351	495,659
Ultra Clean Holdings*	5,728	51,838
Ultratech, Inc.(a)*	6,800	150,824
Veeco Instruments, Inc.(a)*	9,575	356,765
Xcerra Corp.*	12,391	112,758
		16,413,601
Software — 3.0%
ACI Worldwide, Inc.*	8,710	486,279
Actuate Corp.*	14,300	68,211
Advent Software, Inc.	14,205	462,657
American Software, Inc., Class A	5,100	50,388
AVG Technologies NV*	12,954	260,764
Aware, Inc.*	4,900	32,144
Blackbaud, Inc.(a)	10,563	377,522
Bottomline Technologies, Inc.*	7,935	237,415
Bsquare Corp.*	2,300	7,360
Cinedigm Corp.*	24,187	60,226
Compuware Corp.	52,903	528,501
Comverse, Inc.*	3,921	104,612
Digimarc Corp.	1,256	40,946
Ebix, Inc.(a)	2,155	30,838
Ellie Mae, Inc.(a)*	3,576	111,321
EnerNOC, Inc.*	6,500	123,175
EPIQ Systems, Inc.	8,450	118,722
ePlus, Inc.(a)*	1,200	69,840
Fair Isaac Corp.	11,323	721,954
Gerber Scientific(a) (c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	4,807
Guidance Software, Inc.(a)*	133	1,213
Guidewire Software, Inc.*	1,545	62,820
Interactive Intelligence Group*	3,800	213,294
Kofax Ltd.*	9,273	79,748
Manhattan Associates, Inc.*	24,248	834,859
Mentor Graphics Corp.	33,936	732,000
Monotype Imaging Holdings, Inc.	8,920	251,276
NetScout Systems, Inc.*	10,385	460,471
Pegasystems, Inc.	15,068	318,236
Progress Software Corp.*	14,587	350,671
PROS Holdings, Inc.*	701	18,534
QAD, Inc., Class A	4,909	104,660
QAD, Inc., Class B	1,219	22,125
RealPage, Inc.(a)*	1,881	42,285
Rosetta Stone, Inc.*	1,505	14,629
Rovi Corp.(a)*	33,075	792,477
Seachange International, Inc.*	7,100	56,871
SolarWinds, Inc.*	14,130	546,266
SS&C Technologies Holdings, Inc.*	3,028	133,898
Synchronoss Technologies, Inc.(a)*	11,475	401,166
Take-Two Interactive
Software, Inc.(a)*	25,440	565,786
TeleCommunication Systems, Inc.,
Class A*	10,596	34,861
TeleNav, Inc.*	8,331	47,403
Tyler Technologies, Inc.*	8,702	793,709
Verint Systems, Inc.*	14,795	725,695
Zynga, Inc., Class A(a)*	29,532	94,798
		11,597,433
Specialty Retail — 4.4%
Aaron’s, Inc.	18,376	654,921
Abercrombie & Fitch Co.,
Class A(a)	1,159	50,127
Aeropostale, Inc.(a)*	6,593	23,010
America’s Car-Mart, Inc.(a)*	2,516	99,508
Ann, Inc.*	12,900	530,706
Asbury Automotive Group, Inc.*	9,000	618,660
Barnes & Noble, Inc.(a)*	15,343	349,667
Bebe Stores, Inc.	19,210	58,591
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Big 5 Sporting Goods Corp.	6,183	$75,865
Books-A-Million, Inc.*	3,928	8,563
Brown Shoe Co., Inc.	12,112	346,524
Buckle, Inc. (The)(a)	13,351	592,250
Build-A-Bear Workshop, Inc.*	2,741	36,620
Cato Corp. (The), Class A	7,100	219,390
Chico’s FAS, Inc.	35,815	607,422
Children’s Place, Inc. (The)(a)	4,800	238,224
Christopher & Banks Corp.*	6,599	57,807
Citi Trends, Inc.*	3,643	78,179
Conn’s, Inc.(a)*	8,299	409,888
CST Brands, Inc.	17,200	593,400
Destination Maternity Corp.	2,800	63,756
Destination XL Group, Inc.(a)*	7,225	39,810
Express, Inc.*	20,178	343,631
Finish Line Inc. (The), Class A	15,524	461,684
Five Below, Inc.(a)*	8,765	349,811
Genesco, Inc.*	7,330	602,013
Group 1 Automotive, Inc.	6,400	539,584
Guess?, Inc.	15,234	411,318
Haverty Furniture Cos., Inc.	4,500	113,085
hhgregg, Inc.(a)*	7,855	79,885
Hibbett Sports, Inc.(a)*	7,148	387,207
Kirkland’s, Inc.*	5,977	110,873
Lithia Motors, Inc., Class A	7,255	682,478
Lumber Liquidators Holdings, Inc.(a)*	7,669	582,461
MarineMax, Inc.*	5,699	95,401
Men’s Wearhouse, Inc. (The)	11,239	627,136
Monro Muffler Brake, Inc.(a)	9,850	523,922
Murphy USA, Inc.*	10,254	501,318
New York & Co., Inc.*	17,542	64,730
Office Depot, Inc.*	116,560	663,226
Outerwall, Inc.(a)*	7,243	429,872
Pacific Sunwear of California, Inc.(a)*	4,122	9,810
Penske Auto Group, Inc.	20,300	1,004,850
PEP Boys-Manny Moe & Jack (The)*	13,235	151,673
Perfumania Holdings, Inc.(a)*	1,156	7,849
Pier 1 Imports, Inc.	29,666	457,153
Rent-A-Center, Inc.(a)	13,162	377,486
Select Comfort Corp.*	13,569	280,336
Shoe Carnival, Inc.	3,360	69,384
Sonic Automotive, Inc., Class A(a)	10,445	278,673
Stage Stores, Inc.	8,747	163,481
Stein Mart, Inc.	11,157	154,971
Systemax, Inc.*	7,400	106,338
Tandy Leather Factory, Inc.*	2,200	20,020
Tile Shop Holdings, Inc.(a)*	4,471	68,362
Trans World Entertainment	5,400	20,520
Vitamin Shoppe, Inc.*	7,222	310,690
West Marine, Inc.*	4,005	41,091
Winmark Corp.	1,162	80,910
Zumiez, Inc.(a)*	6,876	189,709
		17,115,829
Textiles, Apparel & Luxury Goods — 1.6%
Charles & Colvard Ltd.*	1,240	2,728
Cherokee, Inc.	1,700	25,823
Columbia Sportswear Co.	8,300	685,995
Crocs, Inc.*	22,563	339,122
Culp, Inc.	2,400	41,784
Deckers Outdoor Corp.(a)*	9,523	822,121
Delta Apparel, Inc.*	1,153	16,511
G-III Apparel Group Ltd.*	6,630	541,406
Iconix Brand Group, Inc.(a)*	15,698	674,072
Kate Spade & Co.*	1,351	51,527
Lakeland Industries, Inc.*	440	3,150
Movado Group, Inc.	4,970	207,100
Oxford Industries, Inc.	4,980	332,017
Perry Ellis International, Inc.*	3,333	58,127
Quiksilver, Inc.(a)*	16,793	60,119
R.G. Barry Corp.	1,900	36,005
Rocky Brands, Inc.	1,000	14,230
Skechers U.S.A., Inc., Class A*	11,016	503,431
Steven Madden Ltd.*	20,920	717,556
Superior Uniform Group, Inc.	1,100	17,831
Tumi Holdings, Inc.(a)*	8,751	176,158
Unifi, Inc.*	4,533	124,793
Wolverine World Wide, Inc.(a)	23,170	603,810
		6,055,416
Thrifts & Mortgage Finance — 1.6%
Astoria Financial Corp.	24,677	331,906
Bank Mutual Corp.	8,663	50,245
BankFinancial Corp.	4,900	54,684
Bear State Financial, Inc.*	1,109	9,848
Beneficial Mutual Bancorp, Inc.*	17,310	234,724
Berkshire Hills Bancorp, Inc.	4,639	107,718
BofI Holding, Inc.*	4,691	344,648
Brookline Bancorp, Inc.	16,019	150,098
Cape Bancorp, Inc.	236	2,532
Capitol Federal Financial, Inc.	41,046	499,119
Citizens Community Bancorp, Inc.	400	3,396
Clifton Bancorp, Inc.	4,918	62,311
Dime Community Bancshares, Inc.	8,499	134,199
ESB Financial Corp.	835	10,805
ESSA Bancorp, Inc.	1,900	21,147
EverBank Financial Corp.(a)	14,006	282,361
Federal Agricultural Mortgage Corp.,
Class C	1,400	43,512
First Defiance Financial Corp.	1,100	31,570
First Financial Northwest, Inc.	2,239	24,338
Flagstar Bancorp, Inc.*	13,420	242,902
Fox Chase Bancorp, Inc.	3,230	54,458
Hampden Bancorp, Inc.	300	5,058
HF Financial Corp.	110	1,523
Hingham Institution for Savings(a)	213	16,912
Home Bancorp, Inc.(a)*	994	21,888
HopFed Bancorp, Inc.	415	4,822
Kearny Financial Corp.*	17,221	260,726
Meridian Interstate Bancorp, Inc.*	3,210	82,433
Meta Financial Group, Inc.	256	10,240
MGIC Investment Corp.(a)*	40,575	374,913
New Hampshire Thrift
Bancshares, Inc.	200	3,044

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Northeast Community Bancorp, Inc.	2,200	$15,554
Northfield Bancorp, Inc.	14,040	184,064
Northwest Bancshares, Inc.	24,900	337,893
OceanFirst Financial Corp.	3,912	64,783
Oritani Financial Corp.	13,840	212,998
Provident Financial Holdings, Inc.	600	8,724
Provident Financial Services, Inc.	15,415	266,988
Pulaski Financial Corp.	2,040	23,256
Radian Group, Inc.(a)	24,936	369,302
SI Financial Group, Inc.	2,065	23,768
Simplicity Bancorp, Inc.	2,068	36,087
Territorial Bancorp, Inc.	2,302	48,066
Timberland Bancorp, Inc.	2,600	27,404
Tree.com, Inc.*	900	26,226
Trustco Bank Corp. NY	21,917	146,406
United Financial Bancorp, Inc.	13,701	185,648
Walker & Dunlop, Inc.*	3,682	51,953
Washington Federal, Inc.	26,976	605,072
Waterstone Financial, Inc.	8,664	98,856
Westfield Financial, Inc.	5,000	37,300
WSFS Financial Corp.	1,002	73,817
		6,322,245
Tobacco — 0.1%
Alliance One International, Inc.*	17,922	44,805
Universal Corp.(a)	5,600	309,960
Vector Group Ltd.(a)	1,040	21,507
		376,272
Trading Companies & Distributors — 1.3%
Aceto Corp.	8,918	161,772
Aircastle Ltd.	15,000	266,550
Applied Industrial Technologies, Inc.	12,273	622,609
Beacon Roofing Supply, Inc.*	13,609	450,730
CAI International, Inc.*	4,585	100,916
DXP Enterprises, Inc.*	3,100	234,174
GATX Corp.	13,489	902,954
H&E Equipment Services, Inc.*	10,384	377,354
Houston Wire & Cable Co.	5,746	71,308
Kaman Corp., Class A	7,224	308,681
Lawson Products, Inc.*	1,575	25,657
MRC Global, Inc.*	940	26,593
Rush Enterprises, Inc., Class A(a)*	8,947	310,192
TAL International Group, Inc.*	10,591	469,817
Textainer Group Holdings Ltd.(a)	13,035	503,412
Titan Machinery, Inc.*	3,710	61,067
Willis Lease Finance Corp.*	900	22,068
		4,915,854
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*	23,396	466,984

Water Utilities — 0.2%
American States Water Co.	7,100	235,933
Artesian Resources Corp., Class A	1,300	29,224
California Water Service Group	6,200	150,040
Connecticut Water Service, Inc.	1,900	64,353
Consolidated Water Co., Ltd.	2,822	33,215
Middlesex Water Co.	2,337	49,498
SJW Corp.	4,400	119,680
York Water Co.	1,271	26,462
		708,405
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)*	532	3,634
NTELOS Holdings Corp.(a)	3,570	44,482
Shenandoah
Telecommunications Co.	4,199	127,901
Telephone & Data Systems, Inc.	14,156	369,613
USA Mobility, Inc.	4,000	61,600
		607,230
TOTAL COMMON STOCKS
(Identified Cost $250,687,016)		384,483,885

RIGHTS & WARRANTS — 0.0%
Health Care Equipment & Supplies — 0.0%
Photomedex, Inc.,
expires 12/13/14(b)*	79	—

Health Care Providers & Services — 0.0%
Community Health Systems, Inc.
expires 1/4/16*	50,175	3,357

Pharmaceuticals — 0.0%
FRD Acquisition Co.(b)*	656	—
Fresenius Kabi Pharmaceuticals
Holding, Inc., expires 6/30/11(b)(c)*	13,728	—

Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc.,
expires 3/31/17*	2,600	6,552

TOTAL RIGHTS & WARRANTS
(Identified Cost $22,581)		9,909

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,227,153	1,227,153
		1,227,154
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,227,154)		1,227,154

COLLATERAL FOR SECURITIES ON LOAN — 20.8%
State Street Navigator Securities
Lending Prime Portfolio	80,037,485	80,037,485

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $80,037,485)		80,037,485

Total Investments — 120.9%
(Identified Cost $331,974,236)#		465,758,433
Liabilities, Less Cash and
Other Assets — (20.9%)		(80,664,768)
Net Assets — 100.0%		$385,093,665

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2014, the market value of the securities on loan was $90,703,503.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#

At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $332,000,682. Net unrealized appreciation aggregated $133,757,751 of which $145,490,797 related to appreciated investment securities and $11,733,046 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014

	SHARES	VALUE†
COMMON STOCKS — 99.0%
Australia — 5.6%
Alumina Ltd.*	331,073	$421,450
AMP Ltd.	19,581	97,859
Asciano Ltd.	305,560	1,622,159
Bank of Queensland Ltd.	101,410	1,165,663
Beach Energy Ltd.	1,825	2,891
Bendigo and Adelaide Bank Ltd.(a)	85,302	981,313
BlueScope Steel Ltd.*	66,691	340,844
Boral Ltd.	150,171	743,419
Caltex Australia Ltd.	54,126	1,100,892
Downer EDI Ltd.	15,365	65,488
Echo Entertainment Group Ltd.(a)	139,940	414,343
Fairfax Media Ltd.	358,477	305,913
Fortescue Metals Group Ltd.	12,701	52,097
GrainCorp Ltd.	3,165	25,069
Harvey Norman Holdings Ltd.(a)	91,092	266,275
Incitec Pivot Ltd.	302,279	826,598
Leighton Holdings Ltd.(a)	2,976	55,367
Lend Lease Group	73,272	905,794
Macquarie Group Ltd.	69,610	3,914,037
Metcash Ltd.(a)	39,871	99,254
National Australia Bank Ltd.	35,838	1,107,749
New Hope Corp. Ltd.	3,441	8,696
Newcrest Mining Ltd.*	59,299	588,236
Origin Energy Ltd.	224,365	3,093,079
Primary Health Care Ltd.	72,320	309,601
Qantas Airways Ltd.*	197,873	235,096
QBE Insurance Group Ltd.	149,295	1,530,253
Rio Tinto Ltd.	35,019	1,958,485
Santos Ltd.	329,928	4,436,364
Seven Group Holdings Ltd.	5,495	38,395
Sims Metal Management Ltd.(a)*	38,790	354,066
Sonic Healthcare Ltd.	7,467	122,021
Suncorp Group Ltd.	236,054	3,013,828
TABCORP Holdings Ltd.	156,747	496,623
Tatts Group Ltd.	236,109	728,029
Toll Holdings Ltd.(a)	145,327	698,884
Treasury Wine Estates Ltd.	105,063	496,336
Wesfarmers Ltd.	172,780	6,816,692
Woodside Petroleum Ltd.	35,659	1,380,964
WorleyParsons Ltd.	7,306	119,941
		40,940,063
Austria — 0.2%
Erste Group Bank AG	39,377	1,273,565
Raiffeisen Bank International AG	8,878	283,432
		1,556,997
Belgium — 1.6%
Ageas	42,893	1,711,198
Belgacom SA	2,012	66,768
Delhaize Group SA(a)	20,626	1,395,496
KBC Groep NV*	51,052	2,778,744
Solvay SA	15,597	2,684,572
UCB SA(a)	25,292	2,141,318
Umicore SA(a)	11,902	552,971
		11,331,067
Canada — 9.5%
Agnico Eagle Mines Ltd.(a)	2,596	99,427
Agrium, Inc.	23,496	2,152,938
Bank of Montreal	12,708	935,182
Barrick Gold Corp.	188,111	3,442,431
Blackberry Ltd.*	13,552	138,772
Blackberry Ltd.(a)*	35,700	366,017
Bonavista Energy Corp.(a)	1,300	19,944
Cameco Corp.(a)	36,048	707,075
Cameco Corp.(a)	20,557	403,123
Canadian Natural Resources Ltd.	121,797	5,596,464
Canadian Natural Resources Ltd.	81,115	3,723,990
Canadian Tire Corp. Ltd., Class A	20,520	1,968,635
Catamaran Corp.*	2,830	124,973
Crescent Point Energy Corp.(a)	45,822	2,030,760
Empire Co., Ltd., Class A	7,800	530,404
Enerplus Corp.(a)	30,262	762,612
Enerplus Corp.	220	5,540
Ensign Energy Services, Inc.	16,271	252,669
Fairfax Financial Holdings Ltd.	3,000	1,423,232
First Quantum Minerals Ltd.	72,646	1,553,612
Genworth MI Canada, Inc.(a)	4,800	170,984
George Weston Ltd.	3,109	229,333
Goldcorp, Inc.(a)	50,251	1,402,505
Goldcorp, Inc.	8,798	245,541
Husky Energy, Inc.(a)	65,750	2,123,373
Industrial Alliance Insurance &
Financial Services, Inc.(a)	18,285	801,281
Kinross Gold Corp.*	265,454	1,099,580
Loblaw Cos., Ltd.	7,193	321,007
Magna International, Inc.	17,056	1,835,952
Manulife Financial Corp.(a)	243,493	4,839,967
MEG Energy Corp.*	6,593	240,290
Pacific Rubiales Energy Corp.	45,302	920,432
Pan American Silver Corp.(a)	6,906	105,883
Pan American Silver Corp.	8,150	125,102
Pengrowth Energy Corp.(a)	40,875	293,045
Penn West Petroleum Ltd.(a)	73,651	719,220
Precision Drilling Corp.	40,259	570,089
Precision Drilling Corp.	20,317	287,689
Sun Life Financial, Inc.	99,837	3,669,563
Suncor Energy, Inc.	259,369	11,059,734
Suncor Energy, Inc.	27,648	1,178,634
Talisman Energy, Inc.	199,277	2,106,597
Teck Resources Ltd., Class B	104,620	2,388,401
Thomson Reuters Corp.(a)	99,516	3,623,257
TMX Group Ltd.	700	38,606
TransAlta Corp.(a)	32,569	399,234
TransAlta Corp.	19,981	245,167
Turquoise Hill Resources Ltd.(a)*	84,222	281,301
Yamana Gold, Inc.(a)	154,108	1,268,046
		68,827,613
Denmark — 1.8%
A P Moller - Maersk A/S, Class A	315	741,095
A P Moller - Maersk A/S, Class B	1,365	3,391,911
Carlsberg A/S, Class B	21,154	2,278,634

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Denmark (Continued)
Danske Bank A/S	157,972	$4,465,117
FLSmidth & Co. A/S(a)	4,386	245,043
H Lundbeck A/S	6,315	155,415
Jyske Bank A/S*	2,447	138,914
Rockwool International A/S, B Shares	570	105,209
TDC A/S	153,558	1,589,207
		13,110,545
Finland — 1.0%
Fortum Oyj(a)	111,357	2,990,156
Kesko Oyj, B Shares	6,878	271,899
Neste Oil Oyj	18,872	368,241
Stora Enso Oyj, R Shares	133,259	1,297,373
UPM-Kymmene Oyj(a)	153,593	2,624,730
		7,552,399
France — 9.5%
AXA SA	318,289	7,607,469
BNP Paribas SA	134,217	9,105,547
Bollore SA	1,022	663,327
Bouygues SA	45,841	1,907,583
Casino Guichard Perrachon SA	13,401	1,776,830
CGG(a)*	3,664	51,877
CGG, ADR(a)*	8,801	124,974
Cie de Saint-Gobain(a)	83,618	4,717,896
Cie Generale des
Etablissements Michelin	14,673	1,753,206
Ciments Francais SA	61	6,641
CNP Assurances	24,886	516,598
Credit Agricole SA	68,516	966,336
Eiffage SA	241	16,386
Electricite de France SA	32,593	1,026,481
GDF Suez	296,273	8,156,331
Lafarge SA(a)	38,431	3,336,335
Lagardere SCA	17,497	569,857
Natixis(a)	161,411	1,034,816
Orange SA	358,763	5,661,706
Peugeot SA*	61,354	906,910
Renault SA	53,743	4,859,168
Rexel SA	23,591	551,738
SCOR SE	6,835	235,102
Societe Generale SA	93,114	4,877,552
STMicroelectronics NV(a)	113,137	1,015,026
Vallourec SA	11,001	492,657
Vivendi SA*	298,408	7,301,864
		69,240,213
Germany — 8.0%
Allianz SE	50,190	8,363,855
Bayerische Motoren Werke AG	53,849	6,829,377
Bilfinger SE	214	24,398
Celesio AG	6,399	227,816
Commerzbank AG*	126,955	1,995,678
Daimler AG	168,300	15,763,002
Deutsche Bank AG	69,723	2,452,855
Deutsche Bank AG	7,197	253,220
Deutsche Lufthansa AG	51,143	1,098,072
E.On AG	301,790	6,231,676
Fraport AG Frankfurt Airport
Services Worldwide(a)	3,562	251,676
HeidelbergCement AG	23,044	1,966,771
K+S AG	27,720	911,537
Metro AG*	15,621	680,839
Muenchener Rueckversicherungs AG	21,394	4,742,830
OSRAM Licht AG*	2,607	131,492
RWE AG	118,512	5,089,866
Volkswagen AG	4,511	1,166,201
		58,181,161
Hong Kong — 2.4%
Cathay Pacific Airways Ltd.	258,000	482,019
Cheung Kong Holdings Ltd.	58,000	1,028,231
FIH Mobile Ltd.*	240,000	152,973
Hang Lung Group Ltd.	60,000	324,757
Henderson Land Development Co., Ltd.	233,964	1,370,506
Hongkong & Shanghai Hotels
Ltd. (The)	68,495	97,567
Hopewell Holdings Ltd.	81,000	281,656
Hutchison Whampoa Ltd.	266,000	3,634,574
Kerry Logistics Network Ltd.	30,250	47,773
Kerry Properties Ltd.	122,000	426,584
MTR Corp. Ltd.	82,500	318,274
New World Development Co., Ltd.	1,394,771	1,587,258
Noble Group Ltd.	859,000	943,805
NWS Holdings Ltd.	19,551	36,275
Orient Overseas International Ltd.	35,000	171,152
Shangri-La Asia Ltd.	95,143	149,520
Sino Land Co., Ltd.	175,967	288,798
Sun Hung Kai Properties Ltd.	175,677	2,411,751
Swire Pacific Ltd., Series A	74,500	916,543
Swire Pacific Ltd., Series B	12,500	28,805
Tsim Sha Tsui Properties	60,907	133,596
Wharf Holdings Ltd.	231,000	1,669,075
Wheelock & Co., Ltd.	261,000	1,097,827
Yue Yuen Industrial Holdings Ltd.	8,000	27,095
		17,626,414
Ireland — 0.2%
Bank of Ireland*	2,462,394	832,824
Bank of Ireland*	8,152	113,313
CRH PLC, ADR(a)	12,757	329,768
		1,275,905
Israel — 0.3%
Bank Hapoalim B.M.	194,877	1,126,726
Bank Leumi Le-Israel*	188,065	733,845
Israel Discount Bank Ltd., Series A*	138,248	234,314
Mizrahi Tefahot Bank Ltd.	3,246	41,981
		2,136,866

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Italy — 1.8%
Banca Monte dei Paschi di
Siena SpA(a)*	544,416	$1,054,839
Banco Popolare SC(a)*	35,497	584,731
Finmeccanica SpA(a)*	43,760	416,148
Intesa Sanpaolo SpA	739,508	2,284,445
Telecom Italia SpA(a)*	2,584,403	3,273,412
UniCredit SpA	459,298	3,845,827
Unione di Banche Italiane SCPA(a)	180,802	1,564,656
		13,024,058
Japan — 21.7%
77 Bank Ltd. (The)	60,000	316,273
Aeon Co., Ltd.	178,400	2,194,229
Aisin Seiki Co., Ltd.	26,500	1,054,193
Alfresa Holdings Corp.(a)	5,500	354,523
Amada Co., Ltd.(a)	51,000	518,533
Aoyama Trading Co., Ltd.	5,900	161,441
Asahi Glass Co., Ltd.(a)	291,000	1,714,891
Asahi Kasei Corp.	339,000	2,593,406
Asatsu-DK, Inc.(a)	1,100	29,719
Bank of Kyoto Ltd. (The)	45,000	409,111
Bank of Yokohama Ltd. (The)	173,000	995,597
Brother Industries Ltd.	6,000	103,944
Canon Marketing Japan, Inc.	8,000	150,121
Chiba Bank Ltd. (The)	107,000	755,195
Chugoku Bank Ltd. (The)	24,000	369,103
Citizen Holdings Co., Ltd.	64,400	505,385
Coca-Cola West Co., Ltd.(a)	15,200	262,273
COMSYS Holdings Corp.	14,400	267,659
Cosmo Oil Co., Ltd.	111,000	237,767
Dai Nippon Printing Co., Ltd.	123,000	1,284,576
Dai-ichi Life Insurance Co., Ltd. (The)	53,200	792,447
Daicel Corp.	51,000	487,320
Daido Steel Co., Ltd.(a)	66,000	337,476
Daishi Bank Ltd. (The)	40,000	150,042
Denki Kagaku Kogyo KK	67,000	257,273
Fuji Media Holdings, Inc.	8,400	145,936
FUJIFILM Holdings Corp.	113,700	3,170,648
Fujikura Ltd.	65,000	316,322
Fukuoka Financial Group, Inc.	153,000	738,532
Fukuyama Transporting Co., Ltd.	10,000	57,549
Furukawa Electric Co., Ltd.(a)	52,000	110,360
Glory Ltd.	10,500	342,036
Gunma Bank Ltd. (The)	55,000	325,206
H2O Retailing Corp.	13,000	100,735
Hachijuni Bank Ltd. (The)	68,000	420,868
Hakuhodo DY Holdings, Inc.	14,200	141,012
Hankyu Hanshin Holdings, Inc.	134,000	764,543
Higo Bank Ltd. (The)	29,000	161,453
Hiroshima Bank Ltd. (The)	48,000	229,327
Hitachi Chemical Co., Ltd.	23,500	388,786
Hitachi Construction
Machinery Co., Ltd.(a)	20,200	402,385
Hitachi High-Technologies Corp.	5,800	137,979
Hitachi Transport System Ltd.	7,700	120,093
Hokkoku Bank Ltd. (The)	38,000	130,536
Hokuhoku Financial Group, Inc.	172,000	366,734
Honda Motor Co., Ltd.	40,100	1,400,066
House Foods Group, Inc.(a)	8,700	163,085
Hyakujushi Bank Ltd. (The)	35,000	126,104
Ibiden Co., Ltd.	25,200	507,458
Idemitsu Kosan Co., Ltd.	29,200	634,413
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	746,617
ITOCHU Corp.	281,200	3,611,285
Iyo Bank Ltd. (The)(a)	45,000	454,864
J Front Retailing Co., Ltd.	125,000	877,301
JFE Holdings, Inc.	92,200	1,903,067
Joyo Bank Ltd. (The)	91,000	485,070
JTEKT Corp.	20,600	347,112
Juroku Bank Ltd. (The)	33,000	123,459
JX Holdings, Inc.	446,500	2,388,855
K’s Holdings Corp.	3,900	113,106
Kagoshima Bank Ltd. (The)	22,000	148,542
Kajima Corp.(a)	133,000	588,164
Kamigumi Co., Ltd.	32,000	294,398
Kaneka Corp.	80,000	500,666
Kawasaki Kisen Kaisha Ltd.	174,000	364,128
Keiyo Bank (The)	24,000	121,771
Kewpie Corp.	7,100	115,571
Kirin Holdings Co., Ltd.(a)	17,000	245,506
Kobe Steel Ltd.	734,000	1,101,308
Konica Minolta, Inc.	142,000	1,403,109
Kuraray Co., Ltd.	74,400	942,990
Kurita Water Industries Ltd.	3,100	71,820
Kyocera Corp.	50,400	2,392,016
Kyowa Hakko Kirin Co., Ltd.(a)	37,000	500,735
Lintec Corp.	2,100	42,205
LIXIL Group Corp.	11,900	321,155
Marubeni Corp.	310,000	2,267,509
Marui Group Co., Ltd.	55,700	534,979
Medipal Holdings Corp.(a)	19,700	279,248
MEIJI Holdings Co., Ltd.	5,200	344,425
Mitsubishi Chemical Holdings Corp.	412,100	1,826,493
Mitsubishi Corp.	89,900	1,869,792
Mitsubishi Gas Chemical Co., Inc.	62,000	396,585
Mitsubishi Logistics Corp.(a)	15,000	224,619
Mitsubishi Materials Corp.(a)	314,000	1,100,341
Mitsubishi Tanabe Pharma Corp.	38,200	572,029
Mitsubishi UFJ Financial Group, Inc.	1,137,000	6,969,814
Mitsubishi UFJ Financial
Group, Inc., ADR	1,031,340	6,342,741
Mitsui & Co., Ltd.	271,400	4,350,759
Mitsui & Co., Ltd., ADR	2,885	924,642
Mitsui Chemicals, Inc.(a)	171,000	467,568
Mitsui Engineering &
Shipbuilding Co., Ltd.	47,000	105,316
Mitsui Mining & Smelting Co., Ltd.	39,000	111,258
Mitsui OSK Lines Ltd.	266,000	989,902
Mizuho Financial Group, Inc.	3,755,700	7,711,224
MS&AD Insurance Group
Holdings, Inc.	67,700	1,635,279

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Nagase & Co., Ltd.	24,000	$310,350
NEC Corp.	734,000	2,340,279
NH Foods Ltd.	25,067	489,686
NHK Spring Co., Ltd.	8,700	81,585
Nippo Corp.	8,000	134,564
Nippon Electric Glass Co., Ltd.(a)	54,000	314,496
Nippon Express Co., Ltd.	178,000	862,721
Nippon Paper Industries Co., Ltd.(a)	26,100	491,058
Nippon Sheet Glass Co., Ltd.*	16,000	22,585
Nippon Shokubai Co., Ltd.(a)	18,000	241,824
Nippon Steel Sumitomo Metal Corp.	1,348,275	4,312,138
Nippon Yusen KK(a)	458,000	1,320,132
Nishi-Nippon City Bank Ltd. (The)	89,000	218,755
Nissan Motor Co., Ltd.(a)	419,900	3,983,257
Nisshin Seifun Group, Inc.	32,999	393,819
Nisshin Steel Co., Ltd.	15,999	211,467
Nisshinbo Holdings, Inc.	23,000	230,443
NKSJ Holdings, Inc.	36,400	980,200
NOK Corp.(a)	23,300	468,047
North Pacific Bank Ltd.	32,000	138,039
NTN Corp.	145,000	632,644
NTT DOCOMO, Inc.	267,400	4,571,707
Obayashi Corp.(a)	99,000	706,550
Oji Holdings Corp.	202,000	831,489
Onward Holdings Co., Ltd.	28,000	200,938
Otsuka Holdings Co., Ltd.	19,600	607,512
Pola Orbis Holdings, Inc.	2,800	113,045
Rengo Co., Ltd.	18,000	85,998
Resona Holdings, Inc.	200,800	1,169,459
Ricoh Co., Ltd.	217,100	2,586,641
San-In Godo Bank Ltd. (The)	22,000	163,526
Sankyo Co., Ltd.	6,900	265,293
SBI Holdings, Inc.	43,000	526,331
Seino Holdings Co., Ltd.	23,000	261,093
Sekisui Chemical Co., Ltd.	40,000	463,156
Sekisui House Ltd.	125,900	1,726,224
Shiga Bank Ltd. (The)	30,000	180,643
Shimizu Corp.(a)	90,000	636,987
Shinsei Bank Ltd.(a)	43,000	96,777
Shizuoka Bank Ltd. (The)	72,000	778,244
Showa Denko KK	363,000	515,986
Showa Shell Sekiyu KK(a)	15,400	174,971
SKY Perfect JSAT Holdings, Inc.	31,500	184,700
Sojitz Corp.	246,600	435,728
Sony Corp., ADR(a)	212,565	3,564,715
Sumitomo Bakelite Co., Ltd.	36,000	142,856
Sumitomo Chemical Co., Ltd.(a)	477,000	1,803,376
Sumitomo Corp.(a)	205,500	2,775,026
Sumitomo Dainippon
Pharma Co., Ltd.	3,100	35,650
Sumitomo Electric Industries Ltd.	144,800	2,036,819
Sumitomo Forestry Co., Ltd.	38,000	463,630
Sumitomo Heavy Industries Ltd.(a)	86,000	409,180
Sumitomo Metal Mining Co., Ltd.	128,000	2,078,476
Sumitomo Mitsui Financial
Group, Inc.	164,500	6,891,447
Sumitomo Mitsui Trust Holdings, Inc.	141,000	644,420
Sumitomo Rubber Industries Ltd.	26,000	375,223
Suzuken Co., Ltd.	11,400	424,244
Suzuki Motor Corp.	46,800	1,465,835
T&D Holdings, Inc.	96,000	1,304,891
Takashimaya Co., Ltd.(a)	45,000	436,652
Takata Corp.	1,800	38,663
TDK Corp.(a)	38,700	1,814,570
Teijin Ltd.(a)	243,000	609,269
TOKAI RIKA Co., Ltd.	8,100	162,632
Tokio Marine Holdings, Inc.	15,600	513,096
Toppan Printing Co., Ltd.	156,000	1,207,285
Toshiba TEC Corp.	6,000	42,170
Tosoh Corp.	101,000	489,522
Toyo Seikan Group Holdings Ltd.(a)	42,200	648,173
Toyobo Co., Ltd.	39,000	67,371
Toyoda Gosei Co., Ltd.	11,900	247,151
Toyota Boshoku Corp.(a)	11,600	122,750
Toyota Tsusho Corp.	53,300	1,532,628
Ube Industries Ltd.(a)	247,000	429,120
UNY Group Holdings Co., Ltd.	39,000	244,460
Ushio, Inc.	8,800	113,361
Wacoal Holdings Corp.	14,000	152,016
Yamada Denki Co., Ltd.(a)	99,500	354,568
Yamaguchi Financial Group, Inc.	51,000	537,663
Yamaha Corp.	32,700	516,783
Yamato Kogyo Co., Ltd.	6,000	175,904
Yamazaki Baking Co., Ltd.(a)	27,000	337,150
		157,603,838
Netherlands — 3.3%
Aegon NV(a)	241,047	2,103,839
Akzo Nobel NV	22,576	1,692,504
ArcelorMittal	179,320	2,659,230
ArcelorMittal-NY Registered(a)	122,088	1,822,774
Fugro NV(a)	2,937	168,165
ING Groep NV*	513,355	7,212,135
Koninklijke Ahold NV	121,084	2,273,123
Koninklijke Boskalis Westminster NV	10,314	591,540
Koninklijke DSM NV	32,654	2,378,291
Koninklijke KPN NV*	84,575	308,167
Koninklijke Philips NV	78,119	2,478,992
TNT Express NV	2,208	19,985
		23,708,745
New Zealand — 0.1%
Auckland International Airport Ltd.	31,410	107,254
Contact Energy Ltd.	113,218	526,370
Fletcher Building Ltd.	20,687	159,571
		793,195
Norway — 0.7%
DnB ASA	105,010	1,920,836
Norsk Hydro ASA	262,901	1,407,116
Orkla ASA	29,615	263,857
Statoil ASA	8,118	249,343

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
Stolt-Nielsen Ltd.	167	$4,084
Storebrand ASA*	70,912	399,193
Subsea 7 SA(a)	32,952	614,575
Yara International ASA	11,023	552,242
		5,411,246
Portugal — 0.1%
Banco Espirito Santo SA(a)*	414,564	341,733

Singapore — 1.1%
CapitaLand Ltd.	742,000	1,904,242
City Developments Ltd.	18,000	147,678
DBS Group Holdings Ltd.(a)	102,142	1,372,106
Golden Agri-Resources Ltd.(a)	1,296,000	576,855
Hutchison Port Holdings Trust	429,000	308,880
Keppel Land Ltd.	134,000	363,237
Neptune Orient Lines Ltd.(a)*	150,749	114,854
OUE Ltd.	64,000	124,725
Singapore Airlines Ltd.	159,340	1,325,171
United Industrial Corp. Ltd.	143,343	383,965
UOL Group Ltd.	36,418	190,428
Venture Corp. Ltd.	10,000	62,074
Wilmar International Ltd.	344,000	880,071
		7,754,286
Spain — 2.4%
Acciona SA	7,271	650,338
Banco de Sabadell SA(a)	699,193	2,385,854
Banco Popular Espanol SA	241,129	1,611,268
Banco Santander SA	232,429	2,428,363
CaixaBank SA	176,415	1,088,734
CaixaBank SA	2,027	12,509
EDP Renovaveis SA(a)	18,086	134,673
Iberdrola SA	784,321	5,995,980
Repsol SA	113,405	2,990,799
		17,298,518
Sweden — 2.9%
Boliden AB	38,387	556,999
Holmen AB, B Shares	15,168	542,334
Meda AB, A Shares	17,381	302,016
Nordea Bank AB	353,398	4,987,680
SSAB AB, A Shares(a)*	40,570	377,371
SSAB AB, B Shares	279,497	3,735,523
SSAB Svenskt Stal AB, Series B(a)*	17,977	147,711
Svenska Cellulosa AB, Series A	922	23,983
Svenska Cellulosa AB, Series B	71,842	1,871,975
Svenska Handelsbanken AB,
A Shares	11,572	566,515
Swedbank AB, A Shares	49,945	1,324,581
Tele2 AB, B Shares	11,082	130,532
Telefonaktiebolaget LM Ericsson	372,744	4,504,805
Telefonaktiebolaget
LM Ericsson, A Shares	698	8,028
TeliaSonera AB	232,857	1,701,065
		20,781,118
Switzerland — 9.2%
Adecco SA*	35,950	2,959,348
Alpiq Holding AG*	161	18,536
Aryzta AG*	20,204	1,913,775
Baloise Holding AG	9,842	1,159,776
Clariant AG*	51,838	1,014,781
Credit Suisse Group AG*	244,391	6,988,899
Givaudan SA*	376	627,091
Holcim Ltd.*	63,904	5,617,182
Lonza Group AG*	8,652	941,495
Novartis AG	218,398	19,776,003
OC Oerlikon Corp. AG*	10,340	149,830
Sulzer AG	3,546	497,432
Swatch Group AG (The)	1,314	145,951
Swiss Life Holding AG*	5,342	1,266,827
Swiss Re AG*	112,528	10,011,794
UBS AG*	347,194	6,369,921
Zurich Insurance Group AG*	25,270	7,616,905
		67,075,546
United Kingdom — 15.6%
Anglo American PLC	221,519	5,421,238
Barclays PLC	654,318	2,382,934
Barclays PLC, ADR(a)	89,890	1,313,293
Barratt Developments PLC	25,310	161,870
BP PLC, ADR	571,381	30,140,348
Carnival PLC(a)	29,821	1,131,707
Carnival PLC, ADR	13,345	504,277
Friends Life Group Ltd.	212,339	1,145,790
Glencore PLC*	509,503	2,838,677
HSBC Holdings PLC	183,564	1,862,603
HSBC Holdings PLC, ADR	250,039	12,701,981
Investec PLC	75,983	700,901
J Sainsbury PLC(a)	262,828	1,419,131
Kingfisher PLC	487,696	2,996,368
Lloyds Banking Group PLC*	2,506,653	3,185,240
Lloyds Banking Group PLC, ADR(a)*	52,027	267,419
Old Mutual PLC	674,385	2,281,739
Pearson PLC, ADR(a)	27,747	549,668
Royal Bank of Scotland Group PLC*	230,284	1,294,251
Royal Bank of Scotland
Group PLC, ADR(a)*	44,144	498,386
Royal Dutch Shell PLC, A Shares	4,933	204,178
Royal Dutch Shell PLC, ADR(a)	227,594	19,802,954
Royal Dutch Shell PLC, ADR	116,399	9,587,786
RSA Insurance Group PLC	11,163	90,707
Vedanta Resources PLC	2,183	41,432
Vodafone Group PLC	2,789,236	9,308,321
WM Morrison Supermarkets PLC	435,995	1,368,461
		113,201,660
TOTAL COMMON STOCKS
(Identified Cost $595,546,411)		718,773,186

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Porsche Automobil Holding SE	2,494	$259,850

TOTAL PREFERRED STOCKS
(Identified Cost $153,233)		259,850

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Repsol SA, expires 7/10/14*	113,405	77,177

France — 0.0%
Peugeot SA, expires 4/29/17*	32,909	72,145

TOTAL RIGHTS & WARRANTS
(Identified Cost $174,821)		149,322

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,692,240	1,692,240
		1,692,241
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,692,241)		1,692,241

COLLATERAL FOR SECURITIES ON LOAN — 10.8%
Short-Term — 10.8%
State Street Navigator Securities
Lending Prime Portfolio	78,389,387	78,389,387

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $78,389,387)		78,389,387

Total Investments — 110.1%
(Identified Cost $675,956,093)#		799,263,986
Liabilities, Less Cash and
Other Assets — (10.1%)		(73,353,131)
Net Assets — 100.0%		$725,910,855

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2014, the market value of the securities on loan was $76,260,022.
#	At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $676,239,980. Net unrealized appreciation aggregated $123,024,006 of which $152,295,427 related to appreciated investment securities and $29,271,421 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

Ten Largest Industry Holdings June 30, 2014
(As a percentage of net assets)

Industry	Percentage
Commercial Banks	17.6%
Oil, Gas & Consumable Fuels	15.0%
Insurance	9.6%
Metals & Mining	5.8%
Automobiles	5.1%
Chemicals	3.5%
Pharmaceuticals	3.3%
Capital Markets	2.9%
Diversified Telecommunication Services	2.7%
Food & Staples Retailing	2.7%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small
Company Portfolio (a)	16,524,678	$337,433,917

TOTAL MUTUAL FUNDS
(Identified Cost $196,547,664)		337,433,917

Total Investments — 100.0%
(Identified Cost $196,547,664)#		337,433,917
Liabilities, Less Cash and
Other Assets, — 0.0%		(100,207)
Net Assets — 100.0%		$337,333,710

†	See Note 1.
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#	At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $221,953,166. Net unrealized appreciation aggregated $115,480,751, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014

	SHARES	VALUE†
COMMON STOCKS — 94.4%
Brazil — 6.5%
ALL - America Latina Logistica SA	34,300	$129,314
Banco do Brasil SA	92,875	1,044,555
Banco Santander Brasil SA	19,400	132,758
Banco Santander Brasil SA, ADR	121,640	841,749
BM&FBOVESPA SA	237,631	1,246,501
Cyrela Brazil Realty SA
Empreendimentos e Participacoes	27,200	170,131
Fibria Celulose SA*	7,700	74,682
Fibria Celulose SA, ADR(a)*	42,916	417,143
Gerdau SA	17,300	81,117
Gerdau SA, ADR	143,910	847,630
JBS SA	145,512	500,516
Magnesita Refratarios SA	7,500	15,003
Marfrig Global Foods SA*	38,390	103,555
MRV Engenharia e Participacoes SA	62,200	210,008
PDG Realty SA Empreendimentos
e Participacoes*	225,484	148,996
Petroleo Brasileiro SA	18,792	138,123
Petroleo Brasileiro SA, ADR	171,972	2,515,950
QGEP Participacoes SA	5,326	21,694
Usinas Siderurgicas de Minas
Gerais SA*	25,400	79,551
Vale SA	126,023	1,667,759
Vale SA, ADR(a)	9,400	124,362
		10,511,097
Chile — 1.7%
CAP SA	6,379	90,526
Cencosud SA	58,468	191,998
Cencosud SA, ADR	19,950	198,303
Cia General de Electricidad SA	18,040	72,125
Empresas CMPC SA	191,454	417,206
Enersis SA, ADR	68,236	1,149,777
Gasco SA	200	1,335
Grupo Security SA	133,299	45,798
Inversiones Aguas
Metropolitanas SA	36,299	58,746
Latam Airlines Group SA, ADR(a)*	29,776	399,594
Ripley Corp. SA	107,262	70,601
Sociedad Matriz SAAM SA	240,287	19,987
Vina Concha y Toro SA	7,315	14,815
		2,730,811
China — 13.5%
Agile Property Holdings Ltd.(a)	201,859	142,206
Agricultural Bank of China Ltd.,
H Shares	3,030,000	1,337,041
Air China Ltd., H Shares	182,000	106,846
Aluminum Corp. of
China Ltd., ADR(a)*	1,703	15,344
Aluminum Corp. of China Ltd.,
H Shares(a)*	360,000	129,129
Angang Steel Co., Ltd., H Shares	78,000	50,219
Bank of China Ltd., H Shares	7,081,902	3,170,701
Bank of Communications Co., Ltd.,
H Shares*	662,400	458,955
BBMG Corp., H Shares	126,000	80,636
Beijing Capital International Airport Co.,
Ltd., H Shares	132,000	90,266
BYD Electronic International
Co., Ltd.	91,000	78,080
Chaoda Modern Agriculture Holdings
Ltd.(a)*	62,354	8,850
China Agri-Industries Holdings Ltd.	167,700	63,831
China BlueChemical Ltd., H Shares	60,000	32,669
China Citic Bank Corp. Ltd.,
H Shares	745,000	451,783
China Coal Energy Co., Ltd.,
H Shares(a)	510,000	264,528
China Communication Services Corp.
Ltd., H Shares	353,600	171,088
China Communications Construction
Co., Ltd., H Shares	453,000	305,102
China Construction Bank Corp.,
H Shares*	2,767,810	2,092,714
China COSCO Holdings Co., Ltd.,
H Shares(a)*	232,000	90,700
China Eastern Airlines Corp. Ltd.,
H Shares*	168,000	51,590
China Everbright Ltd.	72,000	97,172
China High Speed Transmission
Equipment Group Co., Ltd.*	44,000	29,237
China Hongqiao Group Ltd.	81,500	58,887
China Lumena New Materials
Corp.(a)(b)	224,000	36,127
China Merchants Bank Co., Ltd.,
H Shares*	351,000	692,906
China Merchants Holdings International
Co., Ltd.	22,892	71,331
China Minsheng Banking Corp. Ltd.,
H Shares	266,400	241,294
China National Building Material Co.,
Ltd., H Shares(a)	298,000	262,995
China National Materials Co., Ltd.,
H Shares	121,000	21,545
China Petroleum & Chemical
Corp., ADR	17,646	1,676,899
China Petroleum & Chemical Corp.,
H Shares	826,400	789,038
China Railway Construction Corp. Ltd.,
H Shares(a)	183,500	161,945
China Railway Group Ltd., H Shares	398,000	195,652
China Rongsheng Heavy Industries
Group Holdings Ltd.(a)*	210,000	45,249
China Shanshui Cement Group Ltd.	125,000	44,030
China Shipping Container Lines Co.,
Ltd., H Shares(a)*	303,200	78,632
China Shipping Development Co., Ltd.,
H Shares(a)*	87,543	51,168
China South City Holdings Ltd.(a)	176,000	92,651
China Southern Airlines Co., Ltd.,
H Shares(a)	198,000	60,036
China Travel International Investment
Hong Kong Ltd.	208,000	41,061
China Unicom Hong Kong Ltd.	54,000	83,609

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Unicom Hong Kong Ltd.,
ADR(a)	51,381	$787,671
China Yurun Food Group Ltd.(a)*	170,000	75,674
China ZhengTong Auto Services
Holdings Ltd.	2,000	1,125
China Zhongwang Holdings Ltd.	154,000	48,085
Chongqing Rural Commercial Bank Co.,
Ltd., H Shares(a)	179,000	82,913
Citic Pacific Ltd.(a)	183,000	320,647
Citic Resources Holdings Ltd.(a)*	228,000	38,243
COSCO Pacific Ltd.	156,440	217,188
Dalian Port PDA Co., Ltd.,
H Shares	86,000	20,528
Evergrande Real Estate Group
Ltd.(a)	700,000	272,760
Franshion Properties China Ltd.(a)	522,000	138,070
GCL-Poly Energy Holdings Ltd.(a)*	308,000	102,529
Glorious Property Holdings Ltd.*	228,000	32,065
GOME Electrical Appliances Holding
Ltd.(a)	1,108,000	180,130
Greentown China Holdings Ltd.(a)	76,000	75,800
Guangshen Railway Co., Ltd.,
ADR(a)	3,500	65,170
Guangzhou Automobile Group Co., Ltd.,
H Shares	94,870	110,166
Guangzhou R&F Properties Co.,
Ltd.(a)	144,800	178,422
Harbin Electric Co., Ltd., H Shares	54,000	32,747
Hopson Development Holdings
Ltd.(a)*	58,000	56,126
Industrial & Commercial Bank of China
Ltd., H Shares	2,517,000	1,591,311
Jiangxi Copper Co., Ltd., H Shares	131,000	207,561
Kaisa Group Holdings Ltd.	172,000	51,043
Kingboard Chemical Holdings Ltd.	97,500	201,028
Kingboard Laminates Holdings Ltd.	50,000	18,902
KWG Property Holding Ltd.	147,500	84,689
Maanshan Iron & Steel, H Shares*	270,000	56,087
Maoye International Holdings Ltd.	82,000	13,014
Metallurgical Corp. of China Ltd.,
H Shares(a)*	423,000	81,867
MMG Ltd.(a)	88,000	26,455
New World China Land Ltd.(a)	304,800	182,084
Nine Dragons Paper Holdings
Ltd.(a)	252,000	171,676
Poly Property Group Co., Ltd.(a)	229,000	95,732
Renhe Commercial Holdings Co.,
Ltd.*	1,216,000	58,051
Semiconductor Manufacturing
International Corp.(a)*	1,420,000	122,755
Semiconductor Manufacturing
International Corp., ADR*	2,052	8,659
Shanghai Industrial Holdings Ltd.	74,000	226,285
Shenzhen International
Holdings Ltd.	65,501	80,541
Shenzhen Investment Ltd.	324,280	104,183
Shimao Property Holdings Ltd.	130,500	240,444
Shougang Fushan Resources Group
Ltd.(a)	344,000	70,572
Shui On Land Ltd.(a)	488,541	119,135
Sino-Ocean Land Holdings Ltd.(a)	307,712	156,032
Sinofert Holdings Ltd.(a)*	156,000	20,933
Sinotrans Ltd., H Shares	106,000	68,520
Sinotrans Shipping Ltd.*	194,573	55,733
Sinotruk Hong Kong Ltd.	60,000	29,882
Skyworth Digital Holdings Ltd.(a)	234,849	112,116
Soho China Ltd.	205,000	160,553
Sunac China Holdings Ltd.	185,000	104,788
TCC International Holdings Ltd.	64,000	25,681
Tian An China Investment Co., Ltd.	10,000	7,819
Travelsky Technology Ltd., H Shares	51,500	47,378
Yanzhou Coal Mining Co., Ltd.,
ADR(a)	4,285	32,095
Yanzhou Coal Mining Co., Ltd.,
H Shares(a)	204,000	153,979
Yuexiu Property Co., Ltd.(a)	809,800	154,638
Zoomlion Heavy Industry Science
and Technology Co., Ltd.,
H Shares(a)*	127,400	78,902
		21,880,924
Colombia — 0.7%
Almacenes Exito SA	2,474	41,640
Cementos Argos SA	44,902	282,685
Grupo Argos SA	18,373	221,161
Grupo de Inversiones
Suramericana SA	25,303	537,731
Grupo Nutresa SA	10,370	152,553
		1,235,770
Czech Republic — 0.5%
CEZ AS*	23,454	707,933
Unipetrol, AS*	14,712	95,419
		803,352
Greece — 0.3%
Alpha Bank AE*	46,386	43,191
Ellaktor SA*	8,728	49,239
GEK Terna Holding Real Estate
Construction SA*	8,282	41,960
Hellenic Petroleum SA	17,115	135,457
Marfin Investment Group
Holdings SA*	20,094	13,345
Mytilineos Holdings SA*	16,096	134,005
Piraeus Bank SA*	52,422	116,286
Titan Cement Co. SA	1,397	45,298
		578,781
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,816	204,147
OTP Bank PLC	21,318	409,814
		613,961

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India — 8.5%
Adani Enterprises Ltd.	37,001	$279,853
Aditya Birla Nuvo Ltd.	5,806	133,062
Allahabad Bank Ltd.	1,836	4,423
Apollo Tyres Ltd.	25,448	84,368
Arvind Ltd.	33,368	129,544
Ashok Leyland Ltd.	298,963	181,928
Bajaj Finserv Ltd.	4,450	69,164
Bajaj Holdings and Investment Ltd.	6,231	131,053
Bank of Baroda	4,881	71,152
Bank of India	22,041	110,526
Bharat Electronics Ltd.	991	35,425
Bharat Heavy Electricals Ltd.	98,056	408,234
Bhushan Steel Ltd.	11,125	71,768
Cairn India Ltd.	81,823	496,693
Canara Bank	5,493	42,158
Central Bank Of India	22,808	29,446
Corporation Bank	250	1,642
Crompton Greaves Ltd.	49,779	165,613
DLF Ltd.	86,664	309,005
EID Parry India Ltd.*	7,288	25,459
Essar Ports Ltd.	2,998	4,112
Federal Bank Ltd.	48,135	107,322
Fortis Healthcare Ltd.*	5,998	12,127
GAIL India Ltd.	63,600	489,597
GAIL India Ltd., GDR	155	7,167
Great Eastern Shipping Co.,
Ltd. (The)	8,730	52,580
Gujarat State Petronet Ltd.	2,936	4,393
Hexa Tradex Ltd.*	2,323	1,504
Hindalco Industries Ltd.	185,448	507,519
ICICI Bank Ltd., ADR*	14,990	748,001
IDBI Bank Ltd.	16,131	29,274
IDFC Ltd.	28,677	64,439
IFCI Ltd.	14,171	9,896
Indiabulls Housing Finance Ltd.	1,875	11,845
Indian Bank	12,173	37,139
Indian Hotels Co., Ltd.	47,733	83,331
Indian Overseas Bank	26,718	36,538
ING Vysya Bank Ltd.	770	8,322
Jaiprakash Associates Ltd.	179,807	229,897
Jammu & Kashmir Bank Ltd. (The)*	2,469	64,236
Jaypee Infratech Ltd.	42,410	23,763
Jindal Steel & Power Ltd.	36,504	195,190
JSW Energy Ltd.	56,949	80,294
JSW Steel Ltd.	21,302	438,472
MAX India Ltd.	5,016	23,914
Mphasis Ltd.	5,447	38,513
National Aluminium Co., Ltd.	72,404	70,845
Oriental Bank of Commerce	7,526	40,880
Piramal Enterprises Ltd.	8,131	93,416
Prestige Estates Projects Ltd.	5,865	22,331
Reliance Capital Ltd.	8,971	98,145
Reliance Communications Ltd.	126,655	307,451
Reliance Industries Ltd.	189,651	3,196,114
Reliance Industries Ltd., GDR(c)	14,834	499,164
Reliance Power Ltd.*	143,514	258,895
Sesa Sterlite Ltd.	113,777	552,380
Sesa Sterlite Ltd., ADR(a)	19,540	378,294
Sintex Industries Ltd.	2,823	4,611
Sobha Developers Ltd.*	6,105	50,453
State Bank of India Ltd.	12,285	548,030
State Bank of India Ltd., GDR	1,400	124,880
Syndicate Bank	19,381	56,714
Tata Chemicals Ltd.	12,834	73,404
Tata Communications Ltd.	3,001	19,654
Tata Global Beverages Ltd.	50,870	145,899
Tata Steel Ltd.	73,608	644,537
TV18 Broadcast Ltd.*	108,396	58,483
Union Bank of India	6,100	24,412
Unitech Ltd.*	140,124	78,280
UPL Ltd.	50,040	284,582
Videocon Industries Ltd.	10,038	30,784
Wockhardt Ltd.	6,656	63,749
		13,816,288
Indonesia — 2.4%
Adaro Energy Tbk PT	2,481,500	245,952
Alam Sutera Realty Tbk PT	2,147,000	80,048
Aneka Tambang Tbk PT	967,000	88,910
Bakrie and Brothers Tbk PT*	584,500	2,465
Bank Danamon Indonesia Tbk PT	378,773	132,435
Bank Mandiri Tbk PT	237,500	194,828
Bank Negara Indonesia Persero
Tbk PT	1,411,366	567,285
Bank Pan Indonesia Tbk PT*	1,140,000	86,546
Bank Pembangunan Daerah Jawa
Barat Dan Banten Tbk PT	143,000	9,951
Bank Tabungan Negara Tbk PT	401,090	35,186
Bumi Resources Minerals Tbk PT*	291,500	5,901
Bumi Resources Tbk PT*	318,500	4,567
Bumi Serpong Damai Tbk PT	821,700	102,929
Ciputra Development Tbk PT	1,821,500	142,125
Gajah Tunggal Tbk PT	517,400	79,869
Garuda Indonesia Persero Tbk PT*	400,470	14,255
Global Mediacom Tbk PT	654,500	117,319
Hanson International Tbk PT*	1,437,400	73,355
Holcim Indonesia Tbk PT	213,000	47,164
Indah Kiat Pulp and Paper Corp.,
Tbk PT*	344,500	38,940
Indika Energy Tbk PT	43,500	2,312
Indo Tambangraya Megah Tbk PT	9,300	21,181
Indofood Sukses Makmur Tbk PT	536,500	303,210
Japfa Comfeed Indonesia Tbk PT	370,000	38,077
Krakatau Steel Persero Tbk PT*	252,500	9,435
Lippo Karawaci Tbk PT	4,223,375	342,003
Matahari Putra Prima Tbk PT	130,500	34,400
Medco Energi Internasional Tbk PT	326,300	97,711
MNC Investama Tbk PT	2,191,000	59,141
Panin Financial Tbk PT*	2,499,800	51,662
Perusahaan Perkebunan London
Sumatra Indonesia Tbk PT	519,500	101,446
Salim Ivomas Pratama Tbk PT	964,200	82,146
Sentul City Tbk PT*	1,701,500	15,214
Sinar Mas Multiartha Tbk PT	7,500	2,252

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Timah Tbk PT	762,382	$81,029
United Tractors Tbk PT	186,300	363,014
Vale Indonesia Tbk PT	666,000	199,716
XL Axiata Tbk PT	48,900	21,037
		3,895,016
Korea — 14.7%
BS Financial Group, Inc.	9,740	143,434
CJ Corp.	795	110,002
Daelim Industrial Co., Ltd.	2,608	217,290
Daewoo Engineering & Construction
Co., Ltd.*	9,082	78,720
Daewoo Securities Co., Ltd.*	17,416	150,096
Daishin Securities Co., Ltd.	3,000	25,766
Daou Technology, Inc.	2,100	24,076
DGB Financial Group, Inc.	11,720	175,487
Dongkuk Steel Mill Co., Ltd.	5,154	35,657
Doosan Corp.	538	66,466
Doosan Engine Co., Ltd.*	1,470	12,131
Doosan Heavy Industries &
Construction Co., Ltd.	6,540	226,554
Doosan Infracore Co., Ltd.*	10,513	134,556
E-Mart Co., Ltd.	1,683	385,902
GS Engineering & Construction Corp.*	5,813	193,613
GS Holdings Corp.	6,994	311,751
Hana Financial Group, Inc.	21,821	808,744
Handsome Co., Ltd.	1,970	53,835
Hanil Cement Co., Ltd.	309	42,145
Hanjin Heavy Industries & Construction Co., Ltd.*	3,511	29,738
Hansol Paper Co., Ltd.	2,970	34,491
Hanwha Chem Corp.	10,960	198,771
Hanwha Corp.	5,740	146,649
Hanwha Life Insurance Co., Ltd.	14,250	90,981
Hyosung Corp.	3,657	244,330
Hyundai Department Store Co., Ltd.	1,301	178,730
Hyundai Development Co.	7,680	244,032
Hyundai Heavy Industries Co., Ltd.	5,916	1,034,920
Hyundai Motor Co.	11,482	2,604,387
Hyundai Securities Co.*	13,937	81,407
Hyundai Steel Co.	8,832	649,437
Industrial Bank of Korea	12,970	173,053
KB Financial Group, Inc.	1,370	47,662
KB Financial Group, Inc., ADR	31,479	1,094,210
KCC Corp.	440	268,314
KJB Financial Group Co., Ltd.*	1,074	11,835
KNB Financial Group Co., Ltd.*	1,641	20,841
Kolon Industries, Inc.	1,802	126,806
Korea Investment Holdings Co., Ltd.	4,550	180,777
Korean Air Lines Co., Ltd.*	3,920	129,401
Korean Reinsurance Co.	4,753	49,090
LF Corp.	2,480	67,772
LG Corp.	11,086	684,794
LG Display Co., Ltd.*	4,160	130,745
LG Display Co., Ltd., ADR*	55,508	875,361
LG Electronics, Inc.	14,265	1,047,529
LG International Corp.	3,030	86,097
LG Uplus Corp.	10,670	97,230
LIG Insurance Co., Ltd.	1,710	46,984
Lotte Chemical Corp.	1,641	299,234
Lotte Chilsung Beverage Co., Ltd.	73	126,837
Lotte Confectionery Co., Ltd.	82	156,576
Lotte Shopping Co., Ltd.	1,649	502,784
LS Corp.	1,632	119,843
Mirae Asset Securities Co., Ltd.	3,100	137,414
Nong Shim Co., Ltd.	100	28,217
Pan Ocean Co., Ltd.*	601	1,746
Poongsan Corp.	2,070	55,340
POSCO	336	100,953
POSCO, ADR	34,057	2,535,203
Samsung C&T Corp.	11,993	884,244
Samsung Fine Chemicals Co., Ltd.	820	33,349
Samsung Life Insurance Co., Ltd.	704	70,971
Samsung SDI Co., Ltd.	4,281	685,434
Samsung Securities Co., Ltd.	3,963	173,513
Samyang Holdings Corp.	204	13,771
Seah Besteel Corp.	1,570	50,275
SeAH Steel Corp.	130	14,711
Shinhan Financial Group Co., Ltd.	11,620	538,048
Shinhan Financial Group Co., Ltd., ADR	24,410	1,119,443
Shinsegae Co., Ltd.	895	193,277
SK Chemicals Co., Ltd.	1,425	90,841
SK Gas Co., Ltd.	584	56,218
SK Holdings Co., Ltd.	3,895	702,547
SK Innovation Co., Ltd.	5,551	619,948
SK Networks Co., Ltd.*	13,860	147,257
SKC Co., Ltd.	300	10,185
Sungwoo Hitech Co., Ltd.	5,817	80,201
Taekwang Industrial Co., Ltd.	36	44,938
Tongyang Life Insurance	3,790	36,447
Woori Finance Holdings Co., Ltd.*	14,154	168,567
Woori Finance Holdings Co., Ltd., ADR(a)*	3,083	108,429
Woori Investment & Securities Co., Ltd.	15,300	132,011
Young Poong Corp.	19	22,666
		23,934,037
Malaysia — 4.3%
Affin Holdings Berhad	125,970	129,854
AirAsia BHD	307,900	220,545
Alliance Financial Group Berhad	97,000	142,585
AMMB Holdings Berhad	222,187	492,673
Batu Kawan Berhad	18,800	115,926
Berjaya Corp. Berhad	442,500	72,349
Berjaya Land Berhad	215,200	56,967
Boustead Holdings Berhad	58,184	93,681
Boustead Plantations Bhd*	11,600	5,852
Cahya Mata Sarawak Bhd	50,700	58,895

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
DRB-Hicom Berhad	191,500	$131,802
Eastern & Oriental Bhd	137,500	117,759
Genting Bhd	306,500	953,577
Genting Malaysia Bhd	319,200	417,515
HAP Seng Consolidated Berhad	109,300	122,541
Hap Seng Plantations
Holdings Berhad	19,600	16,725
Hong Leong Financial
Group Berhad	26,900	135,212
IGB Corp. Berhad	137,383	114,664
IJM Corp. Berhad	234,480	489,261
IJM Land Bhd	60,000	63,905
IJM Plantations Bhd	26,300	31,780
Jaya Tiasa Holdings BHD	54,200	44,562
Kulim Malaysia Berhad*	70,100	74,881
Mah Sing Group Bhd	126,699	89,964
Malaysia Airports Holdings Bhd	19,200	47,716
Malaysian Airline System Bhd*	228,900	14,257
Malaysian Bulk Carriers Bhd	60,500	33,349
Malaysian Resources Corp. Bhd	193,900	103,260
Media Prima Bhd	30,700	24,667
MISC Berhad	200,120	405,101
MMC Corp. Berhad	173,500	137,244
Multi-Purpose Holdings BHD	86,100	81,783
Oriental Holdings Berhad	23,560	56,570
OSK Holdings Berhad	83,537	46,568
Parkson Holdings Bhd	106,742	85,766
PPB Group Berhad	86,000	405,494
RHB Capital Berhad	79,816	212,528
Shell Refining Co., Federation of
Malaya Berhad*	8,600	15,641
SP Setia Bhd Group	112,767	107,815
Star Publications Malaysia Bhd	6,200	5,136
Sunway Bhd	158,600	150,154
Supermax Corp. Bhd	22,500	14,715
TA Global Berhad	55,560	6,143
TAN Chong Motor Holdings BHD	9,600	15,188
Time dotCom Bhd*	57,980	83,422
UEM Sunrise Bhd	90,800	57,404
UOA Development Bhd	80,300	51,766
Wah Seong Corp. Bhd	3,554	2,092
WCT Holdings Bhd	140,290	95,245
YTL Corp. Berhad	1,017,509	513,349
		6,965,848
Mexico — 6.2%
Alfa SAB de CV, Class A	298,109	824,921
Alpek SA de CV	26,619	51,459
America Movil SAB de CV, Series L,
ADR(a)	10,226	212,189
Arca Continental SAB de CV	12,501	84,641
Cemex SAB de CV*	478,775	633,643
Cemex SAB de CV, ADR*	77,751	1,028,646
Controladora Comercial Mexicana
SAB de CV	56,257	210,961
Empresas ICA SAB de CV,
ADR(a)*	1,800	14,076
Fomento Economico Mexicano SAB de
CV, ADR(a)	20,700	1,938,555
Grupo Aeroportuario del Pacifico SAB
de CV, ADR(a)	5,200	351,624
Grupo Aeroportuario del Sureste SAB
de CV, ADR(a)	1,900	241,338
Grupo Carso SAB de CV, Series A	47,917	248,939
Grupo Comercial Chedraui SA de CV	26,226	92,484
Grupo Elektra SAB de CV	4,550	121,565
Grupo Financiero Banorte SAB
de CV	215,463	1,540,884
Grupo Financiero Inbursa SA	47,800	142,477
Grupo Financiero Interacciones SA
de CV	7,000	50,719
Grupo Financiero Santander Mexico
SAB de CV, Class B	118,263	313,581
Grupo Mexico SAB de CV, Series B	214,443	715,554
Grupo Sanborns SAB de CV	12,677	23,354
Grupo Simec SAB de CV, Series B*	9,900	45,885
Industrias Bachoco SAB de CV,
ADR(a)	593	31,886
Industrias CH SAB de CV,
Series B*	22,900	129,737
Inmuebles Carso SAB de CV*	47,917	52,041
Megacable Holdings SAB de CV	8,073	34,138
Mexichem SAB de CV	35,146	145,585
Minera Frisco SAB de CV*	19,463	38,270
OHL Mexico SAB de CV*	71,800	219,160
Organizacion Soriana SAB de CV,
Class B*	136,463	449,985
TV Azteca SAB de CV	104,814	58,977
		10,047,274
Philippines — 1.1%
BDO Unibank, Inc.	110,030	235,689
China Banking Corp.	7,546	9,525
Filinvest Development Corp.	53,300	5,812
Filinvest Land, Inc.	857,000	32,003
First Philippine Holdings Corp.	33,750	58,763
JG Summit Holdings, Inc.	177,200	208,053
LT Group, Inc.	175,000	59,175
Megaworld Corp.	3,571,000	368,144
Metropolitan Bank & Trust	89,985	180,176
Petron Corp.	136,500	39,840
Philippine National Bank*	30,748	63,750
Rizal Commercial Banking Corp.	51,380	62,386
Robinsons Land Corp.	287,600	155,495
San Miguel Corp.	86,300	164,099
Security Bank Corp.	13,610	38,445
Top Frontier Investment
Holdings, Inc.*	8,630	23,725
Union Bank of the Philippines	1,570	4,316
Vista Land & Lifescapes, Inc.	520,300	72,949
		1,782,345
See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Poland — 2.3%
Asseco Poland SA	11,788	$159,650
Enea SA	21,486	111,785
Grupa Azoty SA	3,437	82,040
Grupa Lotos SA*	11,303	137,710
Jastrzebska Spolka Weglowa SA	3,673	56,844
Kernel Holding SA*	2,981	32,736
KGHM Polska Miedz SA	15,584	638,621
Lubelski Wegiel Bogdanka SA	1,313	51,666
Netia SA	29,228	49,950
Orbis SA	1,581	22,229
PGE SA	184,421	1,314,734
Polski Koncern Naftowy Orlen SA	58,347	787,720
Tauron Polska Energia SA	134,834	229,541
		3,675,226
Russia — 3.6%
Gazprom OAO, ADR	556,206	4,847,335
Lukoil OAO, ADR	7,212	430,629
Magnitogorsk Iron & Steel
Works, GDR*	14,083	36,898
Magnitogorsk Iron & Steel
Works, GDR*	11,936	31,272
Mechel, ADR(a)*	16,420	35,960
RusHydro JSC, ADR*	243,234	465,793
		5,847,887
South Africa — 9.0%
Aeci Ltd.	9,074	107,207
African Bank Investments Ltd.	72,611	46,359
African Rainbow Minerals Ltd.	16,931	297,753
Anglo American Platinum Ltd.*	2,853	123,689
AngloGold Ashanti Ltd.*	7,732	129,303
AngloGold Ashanti Ltd., ADR*	51,801	891,495
ArcelorMittal South Africa Ltd.*	23,974	70,017
Aveng Ltd.*	43,063	93,739
Barclays Africa Group Ltd.	46,887	712,012
Barloworld Ltd.	33,589	319,783
Caxton and CTP Publishers and
Printers Ltd.	18,814	27,597
DataTec Ltd.	12,050	60,958
Exxaro Resources Ltd.	19,718	256,788
Gold Fields Ltd.	3,156	11,395
Gold Fields Ltd., ADR	111,995	416,621
Grindrod Ltd.	47,796	119,456
Harmony Gold Mining Co.,
Ltd., ADR*	47,914	142,305
Illovo Sugar Ltd.	14,766	40,820
Impala Platinum Holdings Ltd.	80,584	809,856
Imperial Holdings Ltd.	20,311	381,965
Investec Ltd.	44,174	404,897
Liberty Holdings Ltd.	11,838	144,705
Mmi Holdings Ltd.	186,335	459,924
Mondi Ltd.	10,830	197,435
Murray & Roberts Holdings Ltd.*	41,444	94,735
Nedbank Group Ltd.	22,760	490,448
Northam Platinum Ltd.*	48,812	208,834
Royal Bafokeng Platinum Ltd.*	2,599	17,351
Sanlam Ltd.	29,986	174,108
Sappi Ltd.*	33,103	119,121
Sappi Ltd., ADR*	44,800	159,936
Sasol Ltd.	32,743	1,946,908
Sasol Ltd., ADR(a)	28,828	1,704,311
Sibanye Gold Ltd.	44,955	120,641
Sibanye Gold Ltd., ADR	15,156	167,171
Standard Bank Group Ltd.	113,807	1,551,671
Steinhoff International Holdings Ltd.	214,046	1,192,499
Telkom SA SOC Ltd.*	32,993	141,775
Tongaat Hulett Ltd.	11,189	156,141
Trencor Ltd.	16,086	120,777
		14,632,506
Taiwan — 13.8%
Ability Enterprise Co., Ltd.	42,000	30,665
Acer, Inc.*	394,000	281,730
Alpha Networks, Inc.	28,000	21,756
Altek Corp.	34,151	31,854
Ambassador Hotel (The)	20,000	19,090
AmTRAN Technology Co., Ltd.	99,360	74,874
Ardentec Corp.	59,300	54,021
Asia Cement Corp.	191,715	262,615
Asia Optical Co., Inc.*	16,000	19,452
Asia Polymer Corp.	25,000	21,686
Asustek Computer, Inc.	25,000	278,820
AU Optronics Corp.*	705,000	298,689
AU Optronics Corp., ADR*	73,574	308,275
BES Engineering Corp.	229,000	61,587
Capital Securities Corp.	239,661	91,906
Cathay Real Estate Development
Co., Ltd.	100,000	59,783
Chang Hwa Commercial Bank	491,688	304,650
Cheng Loong Corp.	114,000	49,444
Cheng Uei Precision Industry Co., Ltd.	62,543	122,539
Chia Hsin Cement Corp.*	22,000	11,752
Chin-Poon Industrial Co., Ltd.	21,000	40,301
China Airlines Ltd.*	422,111	144,907
China Development Financial
Holding Corp.	1,138,468	374,431
China Life Insurance Co., Ltd.	377,480	348,301
China Manmade Fibers Corp.*	89,000	33,236
China Motor Corp.	71,195	71,057
China Petrochemical
Development Corp.	272,525	110,898
China Steel Corp.	758,000	637,209
China Synthetic Rubber Corp.	56,203	56,282
Chung Hung Steel Corp.*	105,000	27,360
Chung Hwa Pulp Corp.*	102,000	32,761
Clevo Co.	52,000	92,478
CMC Magnetics Corp.*	349,000	55,404
Compal Electronics, Inc.	665,000	543,439
Compeq Manufacturing Co., Ltd.	118,000	77,658
Continental Holdings Corp.	40,000	15,473
Coretronic Corp.	108,000	120,993
CSBC Corp.	67,240	40,423

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
CTBC Financial Holding Co., Ltd.	1,093,863	$729,047
D-Link Corp.	72,000	47,746
E Ink Holdings, Inc.*	88,000	58,798
E.Sun Financial Holding Co., Ltd.	525,606	337,107
Elitegroup Computer Systems
Co., Ltd.	77,878	63,903
Entie Commercial Bank*	7,000	3,399
Epistar Corp.*	123,000	304,843
Eternal Materials Co., Ltd.	36,000	38,342
Eva Airways Corp.*	232,000	111,501
Evergreen International Storage &
Transport Corp.	54,000	33,368
Evergreen Marine Corp.
Taiwan Ltd.*	272,599	148,817
Far Eastern Department Stores Ltd.	64,000	60,125
Far Eastern International Bank	126,493	46,601
Far Eastern New Century Corp.	278,000	299,340
Farglory Land Development Co., Ltd.	51,721	70,415
Federal Corp.	5,000	3,533
First Financial Holding Co., Ltd.	691,560	444,703
Formosa Epitaxy, Inc.*	21,000	12,836
Formosa Taffeta Co., Ltd.	67,000	74,051
Formosan Rubber Group, Inc.	68,000	64,452
Foxconn Technology Co., Ltd.	116,000	281,278
Fubon Financial Holding Co., Ltd.	679,211	981,578
Gemtek Technology Corp.	47,000	46,200
Getac Technology Corp.	45,000	25,169
Gigabyte Technology Co., Ltd.	52,000	83,334
Gintech Energy Corp.*	48,049	50,691
Gloria Material Technology Corp.	27,300	24,504
Goldsun Development &
Construction Co., Ltd.	193,953	67,882
Grand Pacific Petrochemical	168,000	105,218
Great Wall Enterprise Co., Ltd.	51,000	62,089
Green Energy Technology, Inc.*	40,149	37,987
HannStar Display Corp.*	398,000	163,290
Hey Song Corp.	30,750	34,604
Ho Tung Chemical Corp.	97,100	44,065
Holy Stone Enterprise Co., Ltd.	18,200	28,100
HTC Corp.	26,000	120,169
Hua Nan Financial Holdings
Co., Ltd.	455,228	285,108
Hung Sheng Construction Co., Ltd.	79,000	53,579
Innolux Corp.*	1,137,302	533,265
Inventec Co., Ltd.	107,282	102,762
Jih Sun Financial Holdings Co., Ltd.	206,315	58,941
King Yuan Electronics Co., Ltd.	185,100	173,892
King’s Town Bank	78,000	75,236
Kinpo Electronics	122,000	57,000
LCY Chemical Corp.	61,000	49,543
Lealea Enterprise Co., Ltd.	55,620	19,839
Lextar Electronics Corp.	40,000	40,458
Li Peng Enterprise Co., Ltd.*	79,000	35,058
Lien Hwa Industrial Corp.	62,829	44,189
Lite-On Technology Corp.	262,617	438,457
Macronix International*	577,044	142,241
Masterlink Securities Corp.	113,000	40,306
Mega Financial Holding Co., Ltd.	851,704	708,850
Mercuries & Associates Ltd.	27,000	18,040
Mercuries Life Insurance Co., Ltd.*	60,870	36,186
Micro-Star International Co., Ltd.	91,374	137,713
Mitac Holdings Corp.*	69,219	62,246
Motech Industries, Inc.*	34,000	54,317
Nan Ya Printed Circuit
Board Corp.*	24,200	43,362
Nien Hsing Textile Co., Ltd.	19,358	19,612
Pan-International Industrial	34,209	25,320
Pegatron Corp.	287,249	548,369
POU Chen Corp.	142,133	171,133
Powertech Technology, Inc.	107,000	193,516
President Securities Corp.	101,653	58,899
Prince Housing &
Development Corp.	99,000	44,430
Qisda Corp.*	315,400	114,084
Radium Life Tech Co., Ltd.	37,783	26,321
Rich Development Co., Ltd.	32,978	15,076
Ritek Corp.*	428,399	67,435
Ruentex Development Co., Ltd.	34,000	61,605
Ruentex Industries Ltd.	40,000	103,423
Sanyang Industry Co., Ltd.	573	601
Shihlin Electric &
Engineering Corp.	27,000	34,091
Shin Kong Financial Holding
Co., Ltd.	1,062,665	327,790
Shin Zu Shing Co., Ltd.	16,000	47,425
Shinkong Synthetic Fibers Corp.	186,151	66,710
Sincere Navigation Corp.	27,000	23,737
Sino-American Silicon
Products, Inc.*	93,000	168,508
SinoPac Financial Holdings
Co., Ltd.	562,502	253,388
Solar Applied Materials
Technology Co.	25,000	24,491
TA Chen Stainless Pipe*	79,200	46,950
Ta Chong Bank Co., Ltd.*	150,062	50,761
Taichung Commercial Bank	155,916	55,613
Tainan Spinning Co., Ltd.	136,910	89,185
Taishin Financial Holding Co., Ltd.	898,940	460,640
Taiwan Business Bank*	230,035	71,727
Taiwan Cement Corp.	312,772	473,484
Taiwan Cogeneration Corp.	29,000	21,319
Taiwan Cooperative
Financial Holding	426,230	244,107
Taiwan Fertilizer Co., Ltd.	122,000	241,892
Taiwan Glass Industrial Corp.*	85,164	71,878
Taiwan Life Insurance Co., Ltd.*	46,638	33,192
Taiwan PCB Techvest Co., Ltd.	7,000	9,847
Taiwan Surface Mounting Technology
Co., Ltd.	25,200	38,486
Taiwan Tea Corp.*	80,000	53,587
Tatung Co., Ltd.*	323,784	103,128
Teco Electric and Machinery Co., Ltd.	247,000	284,160
Tong Yang Industry Co., Ltd.	39,921	54,350

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Tripod Technology Corp.	57,000	$109,961
Tung Ho Steel Enterprise Corp.	119,000	103,026
Unimicron Technology Corp.	197,000	190,679
Union Bank Of Taiwan*	78,340	28,861
United Microelectronics Corp.	2,150,513	1,076,769
Universal Cement Corp.	57,000	54,217
UPC Technology Corp.	127,125	55,562
USI Corp.	127,000	83,793
Wah Lee Industrial Corp.*	25,000	50,405
Walsin Lihwa Corp.*	497,000	177,274
Wan Hai Lines Ltd.	121,650	62,337
Win Semiconductors Corp.	66,000	67,198
Winbond Electronics Corp.*	389,000	156,340
Wintek Corp.*	292,099	99,786
Wisdom Marine Lines Co., Ltd.	14,700	18,413
Wistron Corp.	376,420	343,541
WT Microelectronics Co., Ltd.	47,000	71,858
Yageo Corp.	158,900	113,089
Yang Ming Marine Transport Corp.*	189,365	76,106
YFY, Inc.	150,385	71,269
Yieh Phui Enterprise Co., Ltd.*	136,213	43,567
Yuanta Financial Holding Co., Ltd.	1,354,503	732,642
Yulon Motor Co., Ltd.	132,272	215,300
		22,349,735
Thailand — 3.0%
AP Thailand PCL	73,000	14,058
Bangchak Petroleum PCL	74,000	67,262
Bangkok Bank PCL, ADR	75,300	447,786
Bangkok Expressway PCL	63,900	73,833
Bangkok Insurance PCL	2,100	22,000
Bangkokland PCL	1,494,000	86,542
Banpu PCL	174,600	158,703
Esso Thailand PCL*	97,600	18,194
Hana Microelectronics PCL	43,900	45,313
IRPC PCL	1,153,000	120,078
Kiatnakin Bank PCL	33,300	45,146
Krung Thai Bank PCL	497,575	320,423
MBK PCL	4,000	1,799
Precious Shipping PCL	58,400	43,906
PTT Exploration & Production PCL	115,000	556,309
PTT Global Chemical PCL	239,128	497,339
PTT PCL	180,200	1,765,632
Sansiri PCL	713,100	44,383
Sri Trang Agro-Industry PCL	67,800	29,664
Thai Airways International PCL*	96,000	43,778
Thai Oil PCL	121,700	194,990
Thanachart Capital PCL	81,200	88,193
Thoresen Thai Agencies PCL*	118,820	75,052
TMB Bank PCL	526,600	39,266
Total Access Communication PCL	27,200	94,284
TPI Polene PCL	113,900	44,921
Vinythai PCL	42,500	14,405
		4,953,259
Turkey — 1.9%
Akbank TAS	91,647	336,982
Akenerji Elektrik Uretim AS*	24,779	13,567
Akfen Holding AS	14,522	35,301
Aksa Akrilik Kimya Sanayii	9,237	33,441
Alarko Holding AS	9,333	21,057
Anadolu Efes Biracilik Ve Malt
Sanayii AS*	1,987	24,338
Asya Katilim Bankasi AS*	9,747	7,085
Cimsa Cimento Sanayi VE Tica AS	4,854	31,389
Dogan Sirketler Grubu Holding AS*	69,540	26,915
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	6,870	7,069
Eregli Demir ve Celik
Fabrikalari TAS	262,706	469,959
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class D*	43,426	40,175
KOC Holding AS	86,832	426,250
Koza Anadolu Metal Madencilik
Isletmeleri AS*	13,776	16,711
Sekerbank TAS*	51,025	46,964
Selcuk Ecza Deposu Ticaret ve
Sanayi AS	11,784	12,571
Soda Sanayii AS	23,955	42,514
Tekfen Holding AS*	23,735	57,136
Trakya Cam Sanayi AS	43,499	52,151
Turk Hava Yollari*	64,788	198,468
Turk Sise ve Cam Fabrikalari AS	90,934	127,907
Turkiye Is Bankasi	226,574	612,796
Turkiye Sinai Kalkinma Bankasi AS	53,613	43,779
Turkiye Vakiflar Bankasi TAO	87,111	204,353
Yapi ve Kredi Bankasi AS	88,925	193,917
		3,082,795
TOTAL COMMON STOCKS
(Identified Cost $143,683,833)		153,336,912

PREFERRED STOCKS — 4.1%
Brazil — 3.9%
Banco do Estado do Rio Grande do Sul
SA, PF B	11,600	56,438
Braskem SA, ADR(a)	10,100	129,785
Petroleo Brasileiro SA	60,459	473,110
Petroleo Brasileiro SA, ADR	192,885	3,016,722
Suzano Papel e Celulose SA, PF A	36,500	138,599
Usinas Siderurgicas de Minas Gerais
SA, PF A*	44,430	152,423
Vale SA	189,218	2,256,571
Vale SA, PF ADR	9,100	108,290
		6,331,938
Colombia — 0.2%
Avianca Holdings SA	2,507	5,114
Grupo de Inversiones
Suramericana SA	13,709	290,609
		295,723
TOTAL PREFERRED STOCKS
(Identified Cost $8,000,835)		6,627,661

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
RIGHTS & WARRANTS — 0.0%
Chile — 0.0%
Empresas CMPC SA,
expires 7/25/14*	10,077	$2,186

Korea — 0.0%
BS Financial Group, Inc.,
expires 7/4/14*	1,652	2,123
		2,123
Philippines — 0.0%
Security Bank Corp., expires 7/4/14*	13,610	—

TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		4,309

SHORT-TERM INVESTMENTS — 0.6%
United States — 0.6%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	923,685	923,685
		923,686
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $923,686)		923,686

COLLATERAL FOR SECURITIES ON LOAN — 3.9%
Short-Term — 3.9%
State Street Navigator Securities
Lending Prime Portfolio	6,326,244	6,326,244

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $6,326,244)		6,326,244

Total Investments — 103.0%
(Identified Cost $158,934,598)#		167,218,812
Liabilities, Less Cash and
Other Assets — (3.0%)		(4,885,673)
Net Assets — 100.0%		$162,333,139

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2014, the market value of the securities on loan was $6,051,706.
(b)	Bankrupt security/delisted.
(c)

144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2014 amounted to $499,164 or 0.31% of the net assets of the Fund.

#

At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $159,422,627. Net unrealized appreciation aggregated $7,796,185 of which $21,105,916 related to appreciated investment securities and $13,309,731 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

Ten Largest Industry Holdings as of June 30, 2014
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	20.7%
Oil, Gas & Consumable Fuels	17.3%
Metals & Mining	12.0%
Real Estate Management & Development	3.4%
Industrial Conglomerates	3.3%
Electronic Equipment, Instruments & Components	2.8%
Electric Utilities	2.5%
Chemicals	2.4%
Construction Materials	2.3%
Computers & Peripherals	2.3%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust	14,513	$407,670
Agree Realty Corp.(a)	3,182	96,192
Alexander’s, Inc.	576	212,815
Alexandria Real Estate Equities, Inc.	19,170	1,488,359
American Assets Trust, Inc.	8,332	287,871
American Campus Communities, Inc.	26,922	1,029,497
American Realty Capital Properties, Inc.	197,232	2,471,317
American Tower Corp. REIT	3,344	300,893
AmREIT, Inc.	1,160	21,228
Apartment Investment &
Management Co.	37,388	1,206,511
Ashford Hospitality Prime, Inc.(a)	3,566	61,193
Ashford Hospitality Trust, Inc.	20,498	236,547
Associated Estates Realty Corp.	14,432	260,065
AvalonBay Communities, Inc.	31,510	4,480,407
BioMed Realty Trust, Inc.	49,964	1,090,714
Boston Properties, Inc.	40,049	4,732,991
Brandywine Realty Trust	42,152	657,571
Camden Property Trust	23,174	1,648,830
Campus Crest Communities, Inc.(a)	15,999	138,551
CBL & Associates Properties, Inc.(a)	41,533	789,127
Cedar Realty Trust, Inc.	16,725	104,531
Chatham Lodging Trust(a)	1,947	42,639
Chesapeake Lodging Trust(a)	12,235	369,864
CommonWealth REIT	17,838	469,496
Corporate Office Properties Trust(a)	22,214	617,771
Cousins Properties, Inc.	47,053	585,810
CubeSmart	34,871	638,837
CyrusOne, Inc.	1,799	44,795
DCT Industrial Trust, Inc.	87,853	721,273
DDR Corp.(a)	81,574	1,438,150
DiamondRock Hospitality Co.	52,308	670,589
Digital Realty Trust, Inc.(a)	34,564	2,015,772
Douglas Emmett, Inc.	34,571	975,594
Duke Realty Corp.	83,953	1,524,586
DuPont Fabros Technology, Inc.(a)	17,555	473,283
EastGroup Properties, Inc.(a)	7,863	505,040
Education Realty Trust, Inc.	29,077	312,287
EPR Properties	13,592	759,385
Equity Lifestyle Properties, Inc.	20,150	889,824
Equity One, Inc.	17,603	415,255
Equity Residential	90,516	5,702,508
Essex Property Trust, Inc.(a)	15,890	2,938,220
Excel Trust, Inc.	11,888	158,467
Extra Space Storage, Inc.	29,333	1,561,982
Federal Realty Investment Trust	17,297	2,091,553
FelCor Lodging Trust, Inc.	28,588	300,460
First Industrial Realty Trust, Inc.	26,350	496,434
First Potomac Realty Trust	14,955	196,210
Franklin Street Properties Corp.	22,115	278,207
Gaming and Leisure Properties, Inc.	20,005	679,570
General Growth Properties, Inc.	134,849	3,177,042
Getty Realty Corp.(a)	5,900	112,572
Gladstone Commercial Corp.(a)	2,963	52,949
Glimcher Realty Trust	36,263	392,728
Government Properties Income Trust(a)	13,669	347,056
HCP, Inc.	117,460	4,860,495
Health Care REIT, Inc.	77,787	4,874,911
Healthcare Realty Trust, Inc.	24,502	622,841
Healthcare Trust of America, Inc.,
Class A	42,011	505,812
Hersha Hospitality Trust	46,361	311,082
Highwoods Properties, Inc.	24,045	1,008,688
Home Properties, Inc.(a)	14,597	933,624
Hospitality Properties Trust	38,257	1,163,013
Host Hotels & Resorts, Inc.	194,193	4,274,188
Hudson Pacific Properties, Inc.	12,718	322,274
Inland Real Estate Corp.(a)	23,024	244,745
Investors Real Estate Trust	26,448	243,586
Kilroy Realty Corp.	21,161	1,317,907
Kimco Realty Corp.	105,194	2,417,358
Kite Realty Group Trust	29,036	178,281
LaSalle Hotel Properties	26,433	932,821
Lexington Realty Trust(a)	52,396	576,880
Liberty Property Trust	37,514	1,422,906
LTC Properties, Inc.	8,542	333,480
Macerich Co. (The)	37,446	2,499,521
Mack-Cali Realty Corp.	21,643	464,892
Medical Properties Trust, Inc.	43,746	579,197
Mid-America Apartment
Communities, Inc.	19,280	1,408,404
Monmouth Real Estate Investment Corp.,
Class A	11,020	110,641
National Health Investors, Inc.(a)	7,049	440,985
National Retail Properties, Inc.(a)	31,416	1,168,361
Omega Healthcare Investors, Inc.(a)	32,318	1,191,241
One Liberty Properties, Inc.	1,927	41,122
Parkway Properties, Inc.	15,445	318,939
Pebblebrook Hotel Trust	16,327	603,446
Pennsylvania Real Estate
Investment Trust	17,006	320,053
Piedmont Office Realty Trust, Inc.,
Class A	40,245	762,240
Post Properties, Inc.	14,012	749,082
Prologis, Inc.	128,734	5,289,680
PS Business Parks, Inc.	5,290	441,662
Public Storage	39,395	6,750,333
Ramco-Gershenson Properties Trust	16,474	273,798
Realty Income Corp.(a)	56,408	2,505,643
Regency Centers Corp.	23,562	1,311,932
Retail Opportunity Investments Corp.(a)	17,772	279,554
Retail Properties of America, Inc.,
Class A	60,677	933,212
RLJ Lodging Trust	29,346	847,806
Rouse Properties, Inc. REIT(a)	3,972	67,961
Ryman Hospitality Properties(a)	10,339	497,823
Sabra Healthcare REIT, Inc.	10,757	308,833
Saul Centers, Inc.	3,133	152,264
Select Income REIT	3,200	94,848
Senior Housing Properties Trust	51,415	1,248,870
Simon Property Group, Inc.	81,789	13,599,875

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2014 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
SL Green Realty Corp.(a)	25,379	$2,776,716
Sotherly Hotels, Inc.	100	783
Sovran Self Storage, Inc.	8,252	637,467
Spirit Realty Capital, Inc.	57,622	654,586
STAG Industrial, Inc.	8,087	194,169
Starwood Waypoint Residential Trust*	8,123	212,904
Strategic Hotels & Resorts, Inc.*	50,841	595,348
Summit Hotel Properties, Inc.	20,658	218,975
Sun Communities, Inc.	10,355	516,093
Sunstone Hotel Investors, Inc.	47,048	702,427
Tanger Factory Outlet Centers	24,442	854,737
Taubman Centers, Inc.	16,357	1,240,024
Terreno Realty Corp.	548	10,593
UDR, Inc.	64,717	1,852,848
UMH Properties, Inc.(a)	1,915	19,207
Universal Health Realty Income Trust	2,943	127,962
Urstadt Biddle Properties, Inc.(a)	1,000	17,915
Urstadt Biddle Properties, Inc., Class A	5,692	118,849
Ventas, Inc.	79,020	5,065,182
Vornado Realty Trust	45,276	4,832,307
Washington Prime Group, Inc.*	40,462	758,258
Washington Real Estate
Investment Trust(a)	17,096	444,154
Weingarten Realty Investors	29,910	982,244
Whitestone REIT, Class B(a)	3,697	55,122
Winthrop Realty Trust	7,334	112,577
WP Carey, Inc.	12,514	805,902
		149,293,547
TOTAL COMMON STOCKS
(Identified Cost $106,712,720)		149,293,547

SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	753,174	753,174
		753,175
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $753,175)		753,175

COLLATERAL FOR SECURITIES ON LOAN — 8.1%
Short-Term — 8.1%
State Street Navigator Securities Lending
Prime Portfolio	12,215,672	12,215,672

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $12,215,672)		12,215,672

Total Investments — 108.0%
(Identified Cost $119,681,567)#		162,262,394
Liabilities, Less Cash and
Other Assets — (8.0%)		(12,064,483)
Net Assets — 100.0%		$150,197,911

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2014, the market value of the securities on loan was $11,925,772.
*	Non-income producing security.
#

At June 30, 2014 the aggregate cost of investment securities for U.S. federal income tax purposes was $122,263,259. Net unrealized appreciation aggregated $39,999,135 of which $40,903,893 related to appreciated investment securities and $904,758 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2014

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in securities, at value	$561,476,020	$773,823,574	$685,786,048
Cash	546	841	8,472
Foreign currency, at value	—	1,528	—
Receivable for investments sold	—	—	1,289,241
Dividends and interest receivable	1,882,912	8,682,169	572,867
Receivable for fund shares sold	1,557,120	1,566,525	968,175
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	22,538	—
Receivable from the Adviser (Note 2)	52,154	—	—
Receivable for tax reclaims	—	—	105
Prepaid expenses	14,352	17,656	17,323
Total Assets	564,983,104	784,114,831	688,642,231

LIABILITIES
Payable for investments purchased	—	1,997,540	1,154,750
Payable for fund shares redeemed	391,983	508,752	553,146
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	53,490,394	24,218,630
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	3,003,310	—
Advisory fee payable (Note 2)	92,062	178,030	278,524
Sub-Advisory fee payable (Note 2)	46,031	29,610	24,812
Administration fee payable (Note 2)	46,031	59,220	53,705
Sub-Administration fee payable (Note 2)	7,133	9,512	8,197
Custody and accounting fees payable	7,243	15,084	10,126
Trustees’ fees payable (Note 2)	6,889	6,889	6,889
Shareholder servicing fee payable (Note 2)	115,078	148,050	134,262
Transfer agent fee payable	10,350	11,899	12,925
Professional fees payable	46,294	46,294	44,410
Accrued expenses and other liabilities	9,241	22,774	15,673
Total Liabilities	778,335	59,527,358	26,516,049

NET ASSETS	$564,204,769	$724,587,473	$662,126,182
NET ASSETS CONSIST OF:
Capital paid in	$564,046,724	$720,127,345	$390,823,062
Undistributed/(overdistributed) net investment income	(612,924)	(20,725,338)	2,525,118
Accumulated net realized gain/(loss) on investments and
foreign currency transactions	128,770	(37,477)	(40,750,269)
Net unrealized appreciation/(depreciation) on:
Investments (1)	642,199	28,081,156	309,528,271
Foreign currency and forward currency translations	—	(2,858,213)	—

NET ASSETS	$564,204,769	$724,587,473	$662,126,182

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	55,344,569	74,759,703	35,815,767
Net asset value per share	$10.19	$9.69	$18.49

Identified cost of investments	$560,833,821	$745,742,418	$376,257,777
Cost of foreign currency	$—	$1,522	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$540,637,614	$465,758,433	$799,263,986	$337,433,917	$167,218,812	$162,262,394
14,143	1,504	17,875	—	768	70
—	—	4,197,292	—	1,302,488	—
1,396,168	489,097	2,094	122,000	—	—
426,695	181,839	1,686,830	—	687,602	455,738
755,738	521,967	998,839	435,296	345,584	269,502

—	—	—	—	—	—
—	46,812	—	—	61,574	39,617
753	—	383,876	—	3,303	—
17,304	15,620	15,977	15,759	13,607	13,300
543,248,415	467,015,272	806,566,769	338,006,972	169,633,738	163,040,621

1,900,224	1,122,520	889,500	—	237,961	317,667
405,087	286,259	568,875	211,442	68,452	100,590
—	—	—	121,702	—	—
13,626,420	80,037,485	78,389,387	—	6,326,244	12,215,672

—	—	—	—	—	—
219,748	154,865	355,993	164,708	78,675	60,990
42,802	108,405	118,664	—	65,563	18,297
42,802	30,973	59,332	27,424	13,112	12,198
6,395	5,089	9,078	4,322	1,672	1,701
6,699	11,477	20,121	2,976	13,760	5,164
6,889	6,889	6,889	6,889	6,889	6,889
107,005	77,432	148,330	68,560	32,781	30,495
12,719	12,535	13,065	12,509	10,561	10,961
44,411	54,288	54,288	41,577	59,288	54,288
12,873	13,390	22,392	11,153	385,641	7,798
16,434,074	81,921,607	80,655,914	673,262	7,300,599	12,842,710

$526,814,341	$385,093,665	$725,910,855	$337,333,710	$162,333,139	$150,197,911

$325,752,714	$236,973,709	$624,009,149	$220,022,621	$154,468,267	$113,786,909
2,293,987	(149,732)	20,758,714	96,552	648,913	1,633,600

15,241,005	14,485,491	(42,209,128)	(23,671,716)	(695,572)	(7,803,425)

183,526,635	133,784,197	123,307,893	140,886,253	7,908,777	42,580,827
—	—	44,227	—	2,754	—

$526,814,341	$385,093,665	$725,910,855	$337,333,710	$162,333,139	$150,197,911

29,145,355	14,941,903	57,656,045	15,296,678	15,444,587	15,115,266
$18.08	$25.77	$12.59	$22.05	$10.51	$9.94

$357,110,979	$331,974,236	$675,956,093	$196,547,664	$158,934,598	$119,681,567
$—	$—	$4,168,507	$—	$1,300,334	$—
$—	$—	$—	$—	$375,437	$—

See notes to financial statements.

STATEMENTS OF OPERATIONS—YEAR ENDED JUNE 30, 2014

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$10,736,686
Interest (1)	2,076,107	11,944,786	87,806
Other income	—	1,450	11,506
Taxes withheld	—	—	(1,415)
Total Income	2,076,107	11,946,236	10,834,583
Expenses:
Advisory fees (Note 2)	991,743	1,991,743	2,871,592
Shareholder Services fees (Note 2)	1,239,679	1,659,786	1,435,796
Administration fees (Note 2)	495,871	663,915	574,318
Sub-Advisory fees (Note 2)	495,871	331,957	265,335
Expense recouped by Adviser (Note 2)	—	23,616	58,258
Sub-Administration fees (Note 2)	82,036	110,052	95,274
Trustees’ fees and expenses (Note 2)	27,556	27,556	27,555
Custody and accounting fees	85,627	175,068	141,505
Transfer agent fees	104,879	122,265	131,218
Professional fees *	104,804	104,804	68,324
Registration fees	34,646	34,645	25,268
Other expenses **	52,439	66,459	58,249
Total expenses before waivers and reimbursements:	3,715,151	5,311,866	5,752,692
Less: Fee waiver by Adviser (Note 2)	(491,987)	(551)	(7,972)
Net expenses	3,223,164	5,311,315	5,744,720
Net investment income/(loss)	(1,147,057)	6,634,921	5,089,863

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Realized gain/(loss) on:
Investments (2)	550,396	1,330,353	17,679,691
Foreign currency and forward currency transactions	—	(22,736,697)	—
Distribution from underlying fund	—	—	—
Increase/(decrease) in unrealized appreciation/(depreciation) on:
Investments (3)	489,449	29,164,545	99,956,657
Foreign currency and forward currency transactions	—	(7,687,942)	—
Net realized and unrealized gain on investments and foreign
currency transactions	1,039,845	70,259	117,636,348

Net increase/(decrease) in net assets resulting from operations	$(107,212)	$6,705,180	$122,726,211
(1) Interest income includes security lending income of:	$—	$124,073	$87,666
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
**	Other expenses include, but are not limited to, fees associated with insurance and printing services.

See notes to financial statements.

SA U.S.	SA U.S.	SA International	SA International	SA	SA
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$8,825,107	$3,911,328	$32,117,637	$5,440,126	$3,688,719	$4,138,742
73,444	406,267	805,999	—	59,201	53,872
3,480	15,182	313	—	—	—
(146)	(828)	(1,734,665)	—	(484,058)	—
8,901,885	4,331,949	31,189,284	5,440,126	3,263,862	4,192,614

2,280,394	1,736,296	3,859,566	1,767,875	762,332	610,401
1,140,197	868,148	1,608,152	736,615	317,638	305,201
456,079	347,259	643,261	294,646	127,055	122,080
456,079	1,215,407	1,286,522	—	635,277	183,120
18,307	—	—	30,354	—	—
75,430	57,999	106,407	48,777	20,559	20,029
27,555	27,555	27,555	27,555	27,556	27,556
96,832	140,720	260,985	26,584	277,604	53,696
128,508	127,309	130,470	127,240	105,399	109,320
68,325	112,442	112,441	112,659	118,728	112,799
24,086	21,899	29,856	22,122	24,965	20,007
49,482	45,245	71,636	47,467	35,421	30,425
4,821,274	4,700,279	8,136,851	3,241,894	2,452,534	1,594,634
(30,908)	(533,168)	—	(790)	(610,232)	(373,830)
4,790,366	4,167,111	8,136,851	3,241,104	1,842,302	1,220,804
4,111,519	164,838	23,052,433	2,199,022	1,421,560	2,971,810

26,486,498	21,935,759	17,518,483	1,139,235	(243,456)	538,018
—	72	(4,889)	—	(104,950)	—
—	—	—	8,103,200	—	—

77,055,275	51,204,309	101,403,705	60,765,834	17,099,681	12,484,569
—	3	113,398	—	8,799	—

103,541,773	73,140,143	119,030,697	70,008,269	16,760,074	13,022,587

$107,653,292	$73,304,981	$142,083,130	$72,207,291	$18,181,634	$15,994,397
$73,363	$406,205	$806,011	$—	$58,489	$53,821
$—	$—	$—	$—	$24,417	$—
$—	$—	$—	$—	$234,824	$—

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	06/30/2014	06/30/2013
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$(1,147,057)	$(541,196)
Net realized gain/(loss) on investments and foreign currency transactions	550,396	192,093
Net increase/(decrease) in unrealized appreciation/(depreciation)	489,449	(271,615)
Net increase/(decrease) in net assets from operations	(107,212)	(620,718)

Distributions to shareholders from:
Net investment income	—	—
Net realized gains	(114,951)	(1,132,175)
Total distributions	(114,951)	(1,132,175)

Share transactions
Proceeds from sale of shares	205,195,471	142,936,464
Value of distributions reinvested	113,239	1,064,154
Cost of shares redeemed	(71,857,450)	(79,972,538)
Total share transactions	133,451,260	64,028,080
Total increase in net assets	133,229,097	62,275,187
NET ASSETS
Beginning of year	430,975,672	368,700,485
End of year	$564,204,769	$430,975,672

Undistributed/(overdistributed) net investment income, end of period	$(612,924)	$(332,981)
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	20,122,851	13,973,418
Issued for distributions reinvested	11,113	104,124
Shares redeemed	(7,046,868)	(7,816,384)
Net increase/(decrease) in fund shares	13,087,096	6,261,158

See notes to financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2014	06/30/2013	06/30/2014	06/30/2013

$6,634,921	$6,850,224	$5,089,863	$5,254,419
(21,406,344)	(1,134,338)	17,679,691	6,751,557
21,476,603	(3,115,709)	99,956,657	71,474,942
6,705,180	2,600,177	122,726,211	83,480,918

(5,661,444)	(18,345,686)	(4,667,969)	(6,061,008)
—	—	—	—
(5,661,444)	(18,345,686)	(4,667,969)	(6,061,008)

215,446,045	152,090,289	161,518,084	90,058,590
5,604,172	17,668,749	4,624,960	5,706,428
(101,304,016)	(106,052,267)	(104,492,882)	(96,346,286)
119,746,201	63,706,771	61,650,162	(581,268)
120,789,937	47,961,262	179,708,404	76,838,642

603,797,536	555,836,274	482,417,778	405,579,136
$724,587,473	$603,797,536	$662,126,182	$482,417,778

$(20,725,338)	$(1,420,099)	$2,525,118	$2,168,939

22,265,838	15,427,661	9,536,614	6,476,699
582,252	1,795,564	272,056	428,732
(10,470,837)	(10,731,748)	(6,167,294)	(6,984,255)
12,377,253	6,491,477	3,641,376	(78,824)

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	06/30/2014	06/30/2013
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,111,519	$3,966,104
Net realized gain on investments and foreign currency transactions	26,486,498	18,448,545
Net increase in unrealized appreciation/(depreciation)	77,055,275	73,452,528
Net increase in net assets from operations	107,653,292	95,867,177

Distributions to shareholders from:
Net investment income	(3,577,447)	(3,916,275)
Net realized gains	(8,710,628)	—
Total distributions	(12,288,075)	(3,916,275)

Share transactions
Proceeds from sale of shares	126,344,779	70,076,967
Value of distributions reinvested	12,171,498	3,706,832
Cost of shares redeemed	(90,920,816)	(90,548,996)
Total share transactions	47,595,461	(16,765,197)
Total increase in net assets	142,960,678	75,185,705
NET ASSETS
Beginning of year	383,853,663	308,667,958
End of year	$526,814,341	$383,853,663

Undistributed/(overdistributed) net investment income, end of period	$2,293,987	$1,786,364
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	7,661,054	5,334,540
Issued for distributions reinvested	736,328	294,427
Shares redeemed	(5,495,166)	(6,899,587)
Net increase/(decrease) in fund shares	2,902,216	(1,270,620)

See notes to financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2014	06/30/2013	06/30/2014	06/30/2013

$164,838	$2,567,490	$23,052,433	$11,507,369
21,935,831	6,212,075	17,513,594	9,731,303
51,204,312	56,131,616	101,517,103	51,303,205
73,304,981	64,911,181	142,083,130	72,541,877

(352,555)	(2,945,070)	(11,554,773)	(13,791,111)
(8,734,416)	(286,314)	—	—
(9,086,971)	(3,231,384)	(11,554,773)	(13,791,111)

84,792,347	48,303,977	160,085,163	98,572,089
9,005,698	3,052,323	11,448,261	13,105,005
(71,133,410)	(60,663,696)	(98,573,854)	(90,294,111)
22,664,635	(9,307,396)	72,959,570	21,382,983
86,882,645	52,372,401	203,487,927	80,133,749

298,211,020	245,838,619	522,422,928	442,289,179
$385,093,665	$298,211,020	$725,910,855	$522,422,928

$(149,732)	$(116,703)	$20,758,714	$9,000,011

3,496,711	2,535,489	13,553,071	9,832,622
370,757	166,976	987,771	1,306,581
(2,929,731)	(3,210,611)	(8,322,181)	(9,069,012)
937,737	(508,146)	6,218,661	2,070,191

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	06/30/2014	06/30/2013
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,199,022	$3,167,394
Net realized gain/(loss) on investments and foreign currency transactions	9,242,435	733,671
Net increase/(decrease) in unrealized appreciation/(depreciation)	60,765,834	29,582,512
Net increase/(decrease) in net assets from operations	72,207,291	33,483,577

Distributions to shareholders from:
Net investment income	(4,973,670)	(5,088,571)
Net realized gains	—	—
Total distributions	(4,973,670)	(5,088,571)

Share transactions
Proceeds from sale of shares	75,261,696	44,931,449
Value of distributions reinvested	4,926,274	4,800,348
Cost of shares redeemed	(43,401,345)	(37,284,876)
Total share transactions	36,786,625	12,446,921
Total increase in net assets	104,020,246	40,841,927
NET ASSETS
Beginning of year	233,313,464	192,471,537
End of year	$337,333,710	$233,313,464

Undistributed net investment income, end of period	$96,552	$1,929,315
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,676,282	2,654,596
Issued for distributions reinvested	245,699	286,588
Shares redeemed	(2,113,831)	(2,226,593)
Net increase in fund shares	1,808,150	714,591

See notes to financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2014	06/30/2013	06/30/2014	06/30/2013

$1,421,560	$825,915	$2,971,810	$1,628,145
(348,406)	1,294,012	538,018	588,005
17,108,480	(2,779,579)	12,484,569	4,776,052
18,181,634	(659,652)	15,994,397	6,992,202

(1,050,092)	(644,489)	(2,151,440)	(1,258,912)
(1,030,334)	—	—	—
(2,080,426)	(644,489)	(2,151,440)	(1,258,912)

62,163,483	35,547,528	44,682,005	26,218,401
2,061,142	618,780	2,128,426	1,198,809
(14,983,433)	(14,772,310)	(15,495,137)	(19,537,837)
49,241,192	21,393,998	31,315,294	7,879,373
65,342,400	20,089,857	45,158,251	13,612,663

96,990,739	76,900,882	105,039,660	91,426,997
$162,333,139	$96,990,739	$150,197,911	$105,039,660

$648,913	$399,953	$1,633,600	$814,110

6,335,272	3,532,968	4,928,644	2,943,039
211,399	59,044	253,384	140,211
(1,510,703)	(1,467,576)	(1,690,430)	(2,213,030)
5,035,968	2,124,436	3,491,598	870,220

See notes to financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed
	Income Fund
	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2014		June 30, 2013	June 30, 2012	June 30, 2011		June 30, 2010
Net Asset Value, Beginning of Period	$10.20		$10.24	$10.27	$10.28		$10.27

Income from Investment Operations:
Net investment income/(loss)	(0.02)		(0.01)	0.01	0.02		0.07
Net realized and unrealized
gain/(loss) on investments	0.01		—	0.01	0.06		0.12
Total from investment operations	(0.01)		(0.01)	0.02	0.08		0.19

Less Distributions:
Distributions from net investment income	—		—	(0.01)	(0.02)		(0.07)
Distributions from capital gains	(0.00	)(1)	(0.03)	(0.04)	(0.07)		(0.11)
Total distributions	(0.00	)(1)	(0.03)	(0.05)	(0.09)		(0.18)

Net asset value, end of period	$10.19		$10.20	$10.24	$10.27		$10.28

Total return	(0.07)%		(0.10)%	0.16%	0.80%		1.80%
Net assets, end of period (000s)	$564,205		$430,976	$368,700	$324,334		$231,308
Ratio of net expenses to average net assets	0.65%		0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to average net assets (2)	0.75%		0.81%	0.83%	0.89%		0.91%
Ratio of net investment income/(loss) to average
net assets	(0.23)%		(0.14)%	0.05%	0.24%		0.66%
Portfolio turnover rate	94%		33%	95%	92%		104%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income/(loss)
per share would have been (2)	$(0.03)		$(0.03)	$(0.01)	$(0.00	)(1)	$0.05

(1)	Amount rounds to less than $0.005 per share.
(2)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$9.68	$9.95	$10.03	$10.24	$9.93

Income from Investment Operations:
Net investment income	0.10	0.11	0.19	0.21	0.25
Net realized and unrealized
gain/(loss) on investments	—	(0.06)	—	—	0.25
Total from investment operations	0.10	0.05	0.19	0.21	0.50

Less Distributions:
Distributions from net investment income	(0.09)	(0.32)	(0.27)	(0.42)	(0.19)
Total distributions	(0.09)	(0.32)	(0.27)	(0.42)	(0.19)

Net asset value, end of period	$9.69	$9.68	$9.95	$10.03	$10.24

Total return	0.99%	0.48%	1.96%	2.12%	5.02%
Net assets, end of period (000s)	$724,587	$603,798	$555,836	$559,666	$472,374
Ratio of net expenses to average net assets	0.80%	0.80%	0.82%	0.85%	0.85%
Ratio of gross expenses to average net assets (1)	0.80%	0.80%	0.82%	1.15%	1.17%
Ratio of net investment income to average
net assets	1.00%	1.19%	1.85%	2.32%	2.54%
Portfolio turnover rate	24%	36%	36%	15%	29%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.10	$0.11	$0.19	$0.18	$0.22
(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core
	Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$14.99	$12.57	$12.31	$9.48	$8.42

Income from Investment Operations:
Net investment income	0.14	0.17	0.13	0.11	0.10
Net realized and unrealized
gain on investments	3.50	2.44	0.21	2.85	1.07
Total from investment operations	3.64	2.61	0.34	2.96	1.17

Less Distributions:
Distributions from net investment income	(0.14)	(0.19)	(0.08)	(0.13)	(0.11)
Total distributions	(0.14)	(0.19)	(0.08)	(0.13)	(0.11)

Net asset value, end of period	$18.49	$14.99	$12.57	$12.31	$9.48

Total return	24.36%	20.98%	2.80%	31.36%	13.88%
Net assets, end of period (000s)	$662,126	$482,418	$405,579	$416,164	$324,603
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (1)	1.00%	1.07%	1.09%	1.19%	1.18%
Ratio of net investment income to average
net assets	0.89%	1.20%	1.04%	0.93%	0.95%
Portfolio turnover rate	11%	5%	6%	9%	6%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.14	$0.16	$0.12	$0.09	$0.08

(1)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$14.63	$11.22	$11.81	$8.81	$7.42

Income from Investment Operations:
Net investment income	0.14	0.15	0.13	0.12	0.06
Net realized and unrealized
gain/(loss) on investments	3.77	3.41	(0.62)	2.98	1.42
Total from investment operations	3.91	3.56	(0.49)	3.10	1.48

Less Distributions:
Distributions from net investment income	(0.13)	(0.15)	(0.10)	(0.10)	(0.09)
Distributions from capital gains	(0.33)	—	—	—	—
Total distributions	(0.46)	(0.15)	(0.10)	(0.10)	(0.09)

Net asset value, end of period	$18.08	$14.63	$11.22	$11.81	$8.81

Total return	27.01%	31.92%	(4.02)%	35.33%	19.92%
Net assets, end of period (000s)	$526,814	$383,854	$308,668	$322,289	$239,673
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets (1)	1.06%	1.14%	1.17%	1.26%	1.27%
Ratio of net investment income to average
net assets	0.90%	1.14%	1.21%	1.09%	0.67%
Portfolio turnover rate	20%	21%	11%	21%	28%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.14	$0.14	$0.12	$0.09	$0.04

(1)       Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$21.29	$16.94	$17.51	$12.54	$10.26

Income from Investment Operations:
Net investment income	0.01	0.18	0.05	0.03	0.00 (1)
Net realized and unrealized
gain/(loss) on investments	5.12	4.40	(0.54)	4.98	2.36
Total from investment operations	5.13	4.58	(0.49)	5.01	2.36

Less Distributions:
Distributions from net investment income	(0.03)	(0.21)	—	(0.04)	(0.08)
Distributions from capital gains	(0.62)	(0.02)	(0.08)	—	—
Total distributions	(0.65)	(0.23)	(0.08)	(0.04)	(0.08)

Net asset value, end of period	$25.77	$21.29	$16.94	$17.51	$12.54

Total return	24.29%	27.26%	(2.74)%	39.96%	23.06%
Net assets, end of period (000s)	$385,094	$298,211	$245,839	$266,628	$204,161
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to average net assets (2)	1.35%	1.43%	1.45%	1.56%	1.57%
Ratio of net investment income to average
net assets	0.05%	0.96%	0.31%	0.17%	0.03%
Portfolio turnover rate	13%	23%	14%	16%	13%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income/(loss)
per share would have been (2)	$(0.01)	$0.14	$0.01	$(0.03)	$(0.04)

(1)       Amount rounds to less than $0.005 per share.
(2)       Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$10.16	$8.96	$11.50	$8.96	$8.51

Income from Investment Operations:
Net investment income	0.40	0.23	0.24	0.23	0.17
Net realized and unrealized
gain/(loss) on investments	2.25	1.25	(2.57)	2.50	0.51
Total from investment operations	2.65	1.48	(2.33)	2.73	0.68

Less Distributions:
Distributions from net investment income	(0.22)	(0.28)	(0.21)	(0.19)	(0.23)
Total distributions	(0.22)	(0.28)	(0.21)	(0.19)	(0.23)

Net asset value, end of period	$12.59	$10.16	$8.96	$11.50	$8.96

Total return	26.23%	16.59%	(20.23)%	30.63%	7.69%
Net assets, end of period (000s)	$725,911	$522,423	$442,289	$536,333	$420,271
Ratio of net expenses to average net assets	1.26%	1.33%	1.34%	1.34%	1.33%
Ratio of gross expenses to average net assets (1)	1.26%	1.33%	1.34%	1.34%	1.33%
Ratio of net investment income to average
net assets	3.58%	2.32%	2.60%	2.12%	1.65%
Portfolio turnover rate	15%	17%	22%	25%	20%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.40	$0.23	$0.24	$0.23	$0.17

(1)       Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$17.30	$15.07	$18.25	$13.64	$12.29

Income from Investment Operations:
Net investment income	0.15	0.24	0.30	0.27	0.12
Net realized and unrealized
gain/(loss) on investments	4.95	2.39	(3.29)	4.54	1.43
Total from investment operations	5.10	2.63	(2.99)	4.81	1.55

Less Distributions:
Distributions from net investment income	(0.35)	(0.40)	(0.19)	(0.20)	(0.20)
Total distributions	(0.35)	(0.40)	(0.19)	(0.20)	(0.20)

Net asset value, end of period	$22.05	$17.30	$15.07	$18.25	$13.64

Total return	29.68%	17.55%	(16.35)%	35.39%	12.56%
Net assets, end of period (000s)	$337,334	$233,313	$192,472	$231,248	$174,186
Ratio of net expenses to average net assets †	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to
average net assets (1)†	1.10%	1.17%	1.18%	1.19%	1.18%
Ratio of net investment income to average
net assets †	0.75%	1.46%	1.92%	1.58%	0.84%
Ratio of expenses to average net assets
for the DFA Portfolio, (unaudited) (2)†	0.53%	0.56%	0.56%	0.55%	0.55%
Ratio of expenses to average net
assets for the DFA Portfolio (3)†	0.54%	0.56%	0.55%	0.56%	0.57%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.15	$0.23	$0.29	$0.26	$0.11

†

The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.

(1)	Gross expenses before waivers of expenses.
(2)	The DFA Portfolio expense ratios are as of April 30, 2014, 2013, 2012, 2011 and 2010, respectively and are unaudited.
(3)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2013, 2012, 2011, 2010 and 2009, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$9.32	$9.28	$12.40	$10.04	$7.76

Income from Investment Operations:
Net investment income	0.10	0.08	0.09	0.06	0.03
Net realized and unrealized
gain/(loss) on investments	1.26	0.03	(2.85)	2.54	2.27
Total from investment operations	1.36	0.11	(2.76)	2.60	2.30

Less Distributions:
Distributions from net investment income	(0.08)	(0.07)	(0.09)	(0.04)	(0.02)
Distributions from capital gains	(0.09)	—	(0.27)	(0.20)	—
Total distributions	(0.17)	(0.07)	(0.36)	(0.24)	(0.02)

Net asset value, end of period	$10.51	$9.32	$9.28	$12.40	$10.04

Total return	14.70%	1.13%	(22.19)%	25.98%	29.61%
Net assets, end of period (000s)	$162,333	$96,991	$76,901	$79,675	$59,518
Ratio of net expenses to average net assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to average net assets (1)	1.93%	2.03%	2.10%	2.08%	2.11%
Ratio of net investment income to average
net assets	1.12%	0.90%	0.99%	0.53%	0.34%
Portfolio turnover rate	10%	7%	13%	14%	25%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income/(loss)
per share would have been (1)	$0.06	$0.03	$0.03	$(0.01)	$(0.03)

(1)       Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014		June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010
Net Asset Value, Beginning of Period	$9.04		$8.50	$7.68	$5.89	$3.92

Income from Investment Operations:
Net investment income	0.20		0.15	0.21	0.08	0.13
Net realized and unrealized
gain on investments	0.86		0.51	0.71	1.86	1.94
Total from investment operations	1.06		0.66	0.92	1.94	2.07

Less Distributions:
Distributions from net investment income	(0.16)		(0.12)	(0.10)	(0.15)	(0.10)
Total distributions	(0.16)		(0.12)	(0.10)	(0.15)	(0.10)

Net asset value, end of period	$9.94		$9.04	$8.50	$7.68	$5.89

Total return	12.10%		7.81%	12.19%	33.39%	53.03%
Net assets, end of period (000s)	$150,198		$105,040	$91,427	$78,545	$53,998
Ratio of net expenses to average net assets	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (1)	1.31%		1.38%	1.42%	1.61%	1.67%
Ratio of net investment income to average
net assets	2.43%		1.67%	2.77%	1.16%	2.57%
Portfolio turnover rate	0	%(2)	2%	4%	7%	3%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.18		$0.11	$0.18	$0.04	$0.09

(1)       Gross expenses before waivers of expenses.
(2)       Amount rounds to less than 0.5%.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014

1. Organization and Significant Accounting Policies

     SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act:

     SA U.S. Fixed Income Fund
     SA Global Fixed Income Fund
     SA U.S. Core Market Fund
     SA U.S. Value Fund
     SA U.S. Small Company Fund
     SA International Value Fund
     SA International Small Company Fund
     SA Emerging Markets Value Fund
     SA Real Estate Securities Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

     SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2014, SA International Small Company Fund held approximately 3.52% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

     Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Funds:

     Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

     Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     The tables below provide a summary of the inputs as of June 30, 2014, in valuing each Fund's investments:

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	June 30, 2014
Description	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$557,159,017	$—	$557,159,017
Short-Term Investments	3,816,164	500,839	—	4,317,003
Total Investments	$3,816,164	$557,659,856	$—	$561,476,020
SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$713,443,643	$—	$713,443,643
Short-Term Investments	6,889,537	—	—	6,889,537
Collateral for Securities on Loan	53,490,394	—	—	53,490,394
Forward Foreign Currency Contracts	—	22,538	—	22,538
Total Investments	$60,379,931	$713,466,181	$—	$773,846,112
Liabilities:
Forward Foreign Currency Contracts	$—	$(3,003,310)	$—	$(3,003,310)
SA U.S. Core Market Fund (a)
Common Stocks	$632,407,827	$—	$—	$632,407,827
Rights & Warrants	480	—	—	480
Mutual Funds	27,583,750	—	—	27,583,750
Short-Term Investments	1,575,361	—	—	1,575,361
Collateral for Securities on Loan	24,218,630	—	—	24,218,630
Total Investments	$685,786,048	$—	$—	$685,786,048
SA U.S. Value Fund (a)
Common Stocks	$525,323,039	$—	$—	$525,323,039
Short-Term Investments	1,688,155	—	—	1,688,155
Collateral for Securities on Loan	13,626,420	—	—	13,626,420
Total Investments	$540,637,614	$—	$—	$540,637,614
SA U.S. Small Company Fund (b)
Common Stocks	$384,466,826 †	$17,059 †	$—	$384,483,885
Rights & Warrants	3,357	6,552 †	—	9,909
Short-Term Investments	1,227,154	—	—	1,227,154
Collateral for Securities on Loan	80,037,485	—	—	80,037,485
Total Investments	$465,734,822	$23,611	$—	$465,758,433

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	June 30, 2014
Description	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA International Value Fund (a)
Common Stocks	$718,760,677	$12,509	$—	$718,773,186
Preferred Stocks	259,850	—	—	259,850
Rights & Warrants	149,322	—	—	149,322
Short-Term Investments	1,692,241	—	—	1,692,241
Collateral for Securities on Loan	78,389,387	—	—	78,389,387
Total Investments	$799,251,477	$12,509	$—	$799,263,986
SA International Small Company Fund (a)
Mutual Funds	$337,433,917	$—	$—	$337,433,917
Total Investments	$337,433,917	$—	$—	$337,433,917
SA Emerging Markets Value Fund (c)
Common Stocks	$153,336,912	$—	$—	$153,336,912
Preferred Stocks	6,627,661	—	—	6,627,661
Rights & Warrants	2,186	2,123 †	—	4,309
Short-Term Investments	923,686	—	—	923,686
Collateral for Securities on Loan	6,326,244	—	—	6,326,244
Total Investments	$167,216,689	$2,123	$—	$167,218,812
SA Real Estate Securities Fund (a)
Common Stocks	$149,293,547	$—	$—	$149,293,547
Short-Term Investments	753,175	—	—	753,175
Collateral for Securities on Loan	12,215,672	—	—	12,215,672
Total Investments	$162,262,394	$—	$—	$162,262,394

     † Includes one or more securities which are valued at zero.

       * The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

       (a) For the fiscal year ended June 30, 2014, there was no transfer activity between Level 1 and Level 2.

       (b) Common stocks valued at $16,979 were transferred from Level 1 to Level 2 during the fiscal year ended June 30, 2014. At June 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at June 30, 2014, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 during the fiscal year ended June 30, 2014.

       (c) Common stocks valued at $11,315 were transferred from Level 2 to Level 1 during the fiscal year ended June 30, 2014. At June 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at June 30, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 during the fiscal year ended June 30, 2014.

       Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

     Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

     As of June 30, 2014, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$52,583,105	$53,490,394	$—	$53,699,186
SA U.S. Core Market Fund	$24,234,425	$24,218,630	$512,384	$24,822,783
SA U.S. Value Fund	$25,281,311	$13,626,420	$12,107,340	$25,874,033
SA U.S. Small Company Fund	$90,703,503	$80,037,485	$12,639,041	$93,075,456
SA International Value Fund	$76,260,022	$78,389,387	$412,357	$79,489,826
SA Emerging Markets Fund	$6,051,706	$6,326,244	$126,527	$6,489,125
SA Real Estate Securities Fund	$11,925,772	$12,215,672	$7,602	$12,202,278

     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

     † Balances represent the end-of-day mark-to-market of securities lending collateral that will be reflected by the Funds as of the next business day.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

     As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense related materials sectors. These sanctions, and threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact the investments of the SA Emerging Markets Value Fund in Russian securities.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency transactions in a Fund’s Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain/(loss) on foreign currency transactions in the Fund’s Statement of Operations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At June 30, 2014, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Australian Dollar (sell)	7/29/2014	8,440,714	$7,926,174	$7,943,811	$(17,637)
Canadian Dollar (sell)	7/25/2014	11,466,636	$10,674,140	$10,740,118	$(65,978)
Danish Krone (sell)	7/18/2014	16,131,409	$2,964,592	$2,962,947	$1,645
Danish Krone (buy)	7/18/2014	16,131,409	$2,942,054	$2,962,947	$20,893
Euro Currency (sell)	8/6/2014	83,626,347	$113,960,884	$114,524,662	$(563,778)
New Zealand Dollar (sell)	7/21/2014	52,849,605	$45,711,447	$46,192,657	$(481,210)
Pound Sterling (sell)	7/18/2014	61,869,219	$104,876,932	$105,869,769	$(992,837)
Pound Sterling (sell)	7/25/2014	58,133,090	$98,752,343	$99,471,130	$(718,787)
Singapore Dollar (sell)	8/6/2014	24,970,401	$19,863,074	$20,026,157	$(163,083)
					$(2,980,772)

     The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

     In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

     For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     The following table, grouped into appropriate risk categories, discloses the amounts related to each Fund's use of derivative instruments and hedging activities at June 30, 2014, on a gross basis:

SA Global Fixed Income Fund

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Loss(3)	Depreciation(4)
Foreign currency	$22,538	$3,003,310	$(23,332,169)	$(7,883,519)

     Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2014:

Gross and Net
Amounts of
	Assets Presented	Financial		Net Amount
	in Statements of	Instruments	Collateral	(not less
Counterparty	Assets & Liabilities	Available for Offset	Received	than $0)
State Street Bank and Trust Co.	$22,538	$(22,538)	$—	$—

     Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2014:

	Gross and Net
	Amounts of
	Liabilities Presented	Financial		Net Amount
	in Statements of	Instruments	Collateral	(not less
Counterparty	Assets & Liabilities	Available for Offset	Pledged	than $0)
Citibank N.A. London	$563,778	$—	$—	$563,778
State Street Bank and Trust Co.	2,439,532	(22,538)	—	2,416,994
	$3,003,310	$(22,538)	$—	$2,980,772

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3) Statement of Operations location: Realized gain (loss) on: Foreign currency and forward currency transactions.

(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Foreign currency and forward currency transactions.

For the fiscal year ended June 30, 2014, the average monthly principal amount of forward foreign currency exchange contracts was $377,621,749.

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2014, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

     Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

     For federal income tax purposes, realized capital losses may be carried over to offset future realized capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a Fund in taxable years beginning after December 22, 2010 are not subject to expiration and retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment taxable years.

     As of June 30, 2014, the following Funds had a realized capital loss carryforward, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	Expiring	Expiring	Expiring
Fund	June 30, 2017	June 30, 2018	June 30, 2019
SA U.S. Core Market Fund	$—	$40,420,635	$—
SA International Value Fund	—	41,985,354	—
SA Real Estate Securities Fund	241,458	2,190,950	2,306,670

	Unlimited	Unlimited
	Losses	Losses
Fund	Short-Term	Long-Term
SA Real Estate Securities Fund	$—	$482,655

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2014 and 2013 were as follows:

		2014
	Ordinary	Long-Term
	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$—	$114,951	$114,951
SA Global Fixed Income Fund	5,661,444	—	5,661,444
SA U.S. Core Market Fund	4,667,969	—	4,667,969
SA U.S. Value Fund	3,577,447	8,710,628	12,288,075
SA U.S. Small Company Fund	2,062,044	7,024,927	9,086,971
SA International Value Fund	11,554,773	—	11,554,773
SA International Small Company Fund	4,973,670	—	4,973,670
SA Emerging Markets Value Fund	1,501,385	579,041	2,080,426
SA Real Estate Securities Fund	2,151,440	—	2,151,440

		2013
	Ordinary	Long-Term
	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$897,010	$235,165	$1,132,175
SA Global Fixed Income Fund	18,345,686	—	18,345,686
SA U.S. Core Market Fund	6,061,008	—	6,061,008
SA U.S. Value Fund	3,916,275	—	3,916,275
SA U.S. Small Company Fund	3,231,384	—	3,231,384
SA International Value Fund	13,791,111	—	13,791,111
SA International Small Company Fund	5,088,571	—	5,088,571
SA Emerging Markets Value Fund	644,489	—	644,489
SA Real Estate Securities Fund	1,258,912	—	1,258,912

     As of June 30, 2014, the components of distributable earnings on a federal income tax basis were:

				Post October
	Undistributed	Undistributed	Unrealized	Capital/Late
	Ordinary	Long-Term	Appreciation/	Year Ordinary	Capital Loss
	Income	Capital Gains	(Depreciation)	Loss	Carryforward
SA U.S. Fixed Income Fund	$—	$128,770	$642,199	$(612,924)	$—
SA Global Fixed Income Fund	—	—	4,497,605	(37,477)	—
SA U.S. Core Market Fund	2,525,118	—	309,278,705	(80,068)	(40,420,635)
SA U.S. Value Fund	2,293,987	17,240,882	181,526,758	—	—
SA U.S. Small Company Fund	461,840	13,900,365	133,757,751	—	—
SA International Value Fund	20,820,767	—	123,066,293	—	(41,985,354)
SA International Small Company Fund	96,552	1,733,786	115,480,751	—	—
SA Emerging Markets Value Fund	1,332,995	—	7,423,476	(891,599)	—
SA Real Estate Securities Fund	1,633,600	—	39,999,135	—	(5,221,733)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     During the fiscal year ended June 30, 2014, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA International Value Fund, SA International Small Company Fund, and SA Real Estate Securities Fund utilized $740,720, $17,618,329, $2,415,791, $17,329,242, $6,120,809 and $503,472 of capital loss carryforward, respectively.

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.20%
SA Global Fixed Income Fund	0.30%
SA U.S. Core Market Fund	0.50%
SA U.S. Value Fund	0.50%
SA U.S. Small Company Fund	0.50%
SA International Value Fund	0.60%
SA International Small Company Fund	0.60%
SA Emerging Markets Value Fund	0.60%
SA Real Estate Securities Fund	0.50%

     For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

     The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided to the Funds, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

     *The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

     The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent a Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. This agreement may only be amended or terminated during its term with the approval of the Board.

Expense
Fund	Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.35%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

     The Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the fiscal year ended June 30, 2014, the Adviser recaptured $23,616 from SA Global Fixed Income Fund, $58,258 from SA U.S. Core Market Fund, $18,307 from SA U.S. Value Fund, and $30,354 from SA International Small Company Fund pursuant to these conditions. As of June 30, 2014, the following amounts are subject to this recapture through June 30, 2015, June 30, 2016 and June 30, 2017, respectively.

	Expires	Expires	Expires
Fund	June 30, 2015	June 30, 2016	June 30, 2017
SA U.S. Fixed Income Fund	$614,326	$625,805	$491,987
SA Global Fixed Income Fund	23,901	21,859	551
SA U.S. Core Market Fund	347,861	316,035	7,972
SA U.S. Value Fund	346,997	324,339	30,908
SA U.S. Small Company Fund	604,296	606,822	533,168
SA International Value Fund	—	—	—
SA International Small Company Fund	166,407	146,966	790
SA Emerging Markets Value Fund	482,250	534,672	610,232
SA Real Estate Securities Fund	342,476	367,738	373,830

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $80,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $8,000 per year.

     Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. For the sub-administrative services provided to the Funds, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.0175% of the first $1.5 billion of net assets and 0.015% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund, which is subject to a minimum fee of $50,000 annually. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund's purchases and sales of securities for the fiscal year ended June 30, 2014 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	453,469,694	160,672,820
SA Global Fixed Income Fund	7,938,720	252,684,129
SA U.S. Core Market Fund	—	129,211,915
SA U.S. Value Fund	—	138,179,225
SA U.S. Small Company Fund	—	73,133,651
SA International Value Fund	—	171,848,539
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	60,034,473
SA Real Estate Securities Fund	—	33,346,845

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	326,660,388	127,556,575
SA Global Fixed Income Fund	12,825,840	145,917,610
SA U.S. Core Market Fund	—	61,795,934
SA U.S. Value Fund	—	92,319,074
SA U.S. Small Company Fund	—	45,912,667
SA International Value Fund	—	94,751,344
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	12,608,834
SA Real Estate Securities Fund	—	88,669

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2014 (Continued)

     N/A — Refer to the financial statements of the DFA Portfolio and the Series in which SA International Small Company Fund invests, which are included elsewhere in this report.

4. Subsequent Events

     Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

5. Recent Accounting Pronouncements

     In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services—Investment Companies (Topic 946)—Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). Effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impact of ASU 2013-08, Trust management expects that this will not have a material impact on the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the SA Funds - Investment Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund (the funds constituting the SA Funds - Investment Trust, hereafter referred to as the “Funds”) at June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, CA
August 25, 2014

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

     Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser, Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Independent Trustees:
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (2003-June 2014); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (since 2008); Chief Financial Officer, DISK-IOPS (a patent licensing company in the area of high-density data storage) (2009-2013).	9	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors (provider of market research and strategy consulting to financial services firms) (since 1998).	9	Director, The Edelman Financial Group (provider of investment advisory services) (since January 2014). Director, Envestnet, Inc. (provider of wealth management solutions) (since August 2011).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	9	Trustee, Litman Gregory Funds Trust (4 portfolios) (since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

     The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).	President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since January 2009); President and Chief Executive Officer, Werba Reinhard, Inc. (since January 2008).

Michael R. Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).

Chief Operating Officer, Chief Financial Officer and Treasurer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since March 2009); Chief Financial Officer and Treasurer, Werba Reinhard, Inc. (since March 2009); Vice President of Fund Administration, Charles Schwab Investment Management (2004-2009).

Christopher D. Stanley* Year of Birth: 1983	Vice President, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since March 2011).

Vice President, General Counsel and Chief Compliance Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since April 2011); Chief Compliance Officer, The Wealth Management Alliance LLC (since July 2013); Corporate Secretary and General Counsel, Werba Reinhard, Inc. (since April 2011); Director of Compliance, LWI Financial Inc. and Loring Ward Securities Inc. (2009-2011); Legal Clerk, LWI Financial Inc. and Loring Ward Securities Inc. (2008-2009).

Joni Clark* Year of Birth: 1966	Vice President and Chief Investment Officer (since March 2010).	Chief Investment Officer (Consultant), LWI Financial Inc. (since June 2010); Executive Vice President, LWI Financial Inc. (2010-2014); Chief Investment Strategist, LWI Financial Inc. (2007-2010).

Marcy D. Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, LWI Financial Inc. and Loring Ward Securities Inc. (since 2005).

(1)	The address of each officer is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement

     At an in-person meeting held on June 12, 2014, the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreement and (2) the Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

     In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the meeting and the telephonic meeting of the Board on May 30, 2014 (the “May 30 Telephonic Meeting”), as well as information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the meeting and the May 30 Telephonic Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

     The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, and compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

     The Board then considered the resources, policies and procedures, and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory inquiries by the SEC or other regulatory agencies involving the Adviser. The Board further noted that since the last renewal of the Sub-Advisory Agreement, the SEC staff had conducted a routine examination of the Sub-Adviser, and the Sub-Advisor has implemented or is in the process of implementing enhancements and clarifications in response to the SEC staff’s examination findings.

     The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles.

     The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and long-term performance of each of the Funds on both an absolute basis and relative to each Fund’s benchmark index, a performance peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Morningstar Associates, LLC (“Morningstar”), which included comparisons of the performance of each Fund to certain funds determined by Morningstar to be comparable based on investment style (the “Morningstar

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Performance Peer Group”) and the Fund’s benchmark index. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2013 and March 31, 2014 (as applicable), as well as the period from each Fund’s inception through March 31, 2014.

     The Board also considered Morningstar’s Fama-French performance analysis for the SA U.S. Value Fund, the SA U.S. Small Company Fund, the SA International Small Company Fund and the SA International Value Fund, which evaluated whether expected size or value premiums were present for each of these Funds over the 5-year and 10-year periods ended December 31, 2013.

     In assessing performance, the Board took into consideration the fact that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation.

     For the SA U.S. Fixed Income Fund, which commenced operations in April 2007, it was noted that the Fund’s net of fees performance lagged the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index (the Fund’s benchmark index) for the 1-year, 3-year and 5-year periods ended March 31, 2014. It was also noted that the Fund’s gross total return performance was in the 4th (bottom) quartile of its Morningstar Performance Peer Group and that the Fund’s gross total return performance lagged its benchmark index for the 1-year, 3-year and 5-year periods ended December 31, 2013. The Board noted the Fund’s relatively stronger absolute performance for the 5-year period and the period since the Fund’s inception as compared to shorter periods, and the lack of longer-term performance history to measure against its peers.

     For the SA Global Fixed Income Fund, it was noted that the Fund’s net of fees performance lagged the Citigroup World Government Bond 1-5 Year (Hedged) Index (the Fund’s benchmark index) for the 1-year, 3-year and 10-year periods ended March 31, 2014 but exceeded its benchmark index for the 5-year period ended the same date. It was also noted that the Fund’s gross total return performance was in the 2nd quartile of its Morningstar Performance Peer Group for the 1-year period ended December 31, 2013, the 3rd quartile for the 3-year and 5-year periods ended the same date, and the 4th quartile for the 10-year period ended the same date. It was further noted that the Fund’s gross total return performance lagged its benchmark index for the 1-year period ended December 31, 2013 but exceeded its benchmark index for the 3-year, 5-year and 10-year periods ended the same date.

     The Board questioned the Adviser and the Sub-Adviser on the reasons for the underperformance of the SA U.S. Fixed Income Fund and the SA Global Fixed Income Fund and found the explanations provided satisfactory. The Board noted that, for each of the SA U.S. Fixed Income Fund and the SA Global Fixed Income Fund, the Fund’s credit quality was higher and the average effective duration was shorter for the Fund than many members of its respective Morningstar Performance Peer Group, which affected performance comparisons. The Board further noted that it retained confidence in the Adviser and Sub-Adviser to execute the investment strategies of these Funds.

     For the SA U.S. Core Market Fund, it was noted that the Fund’s net of fees performance lagged the Russell 3000 Index (the Fund’s benchmark index) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014. It was also noted that the Fund’s gross total return performance was in the 2nd quartile of its Morningstar Performance Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2013 and

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

exceeded its benchmark index for the same periods. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA U.S. Core Market Fund relative to its benchmark index and found the explanations provided satisfactory.

     For the SA U.S. Value Fund, it was noted that the Fund’s net of fees performance exceeded the Russell 1000 Value Index (the Fund’s benchmark index) for the 1-year and 5-year periods ended March 31, 2014, but lagged its benchmark index for the 3-year and 10-year periods ended the same date. It was also noted that the Fund’s gross total return performance was ranked first (1st quartile) among its Morningstar Performance Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2013 and in the 3rd quartile for the 10-year period ended the same date; and that the Fund’s gross total return performance exceeded its benchmark index for all periods measured. The Board found the SA U.S. Value Fund’s performance satisfactory.

     For the SA U.S. Small Company Fund, it was noted that the Fund’s net of fees performance exceeded the Russell 2000 Index (the Fund’s benchmark index) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014. It was also noted that the Fund’s gross total return performance was in the 2nd quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 10-year periods ended December 31, 2013 and in the 1st quartile for the 5-year period ended the same date; and that the Fund’s gross total return performance exceeded its benchmark index for all periods measured. The Board found the SA U.S. Value Fund’s performance satisfactory.

     For the SA International Value Fund, it was noted that the Fund’s net of fees performance exceeded the MSCI World Ex. U.S. Value Index (net div.) (the Fund’s benchmark index) for the 1-year period ended March 31, 2014 but lagged its benchmark index for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s gross total return performance was in the 3rd quartile of its Morningstar Performance Peer Group for the 1-year and 3-year periods ended December 31, 2013, and in the 1st quartile for the 5-year and 10-year periods ended the same date; and that the Fund’s gross total return performance exceeded its benchmark index for the 1-year, 5-year and 10-year periods ended December 31, 2013 but lagged its benchmark index for the 3-year period ended the same date. The Board noted that the Fund is true to style, but that value did not enjoy a significant advantage over growth for the 3-year period ended December 31, 2013. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA International Value Fund relative to its benchmark index and found the explanations provided satisfactory.

     For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”) of DFA Investment Dimensions Group Inc. It was noted that the Fund’s net of fees performance exceeded the MSCI World Ex. U.S. Small Cap Index (net div.) (the Fund’s benchmark index) for the 1-year period ended March 31, 2014 but lagged its benchmark index for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s gross total return performance was in the 3rd quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 10-year periods ended December 31, 2013 and in the 4th quartile for the 5-year period ended the same date; that the Fund’s gross total return performance exceeded its benchmark index for the 1-year, 3-year and 10-year periods ended December 31, 2013 but lagged its benchmark index for the 5-year period ended the same date; and that the Fund’s gross total return performance lagged the DFA Portfolio for all periods measured. The Board noted that the Fund is true to style, but that value did not enjoy a significant advantage over growth for the 3-year period ended December 31, 2013. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA International Small Company Fund and found the explanations provided satisfactory.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

     For the SA Emerging Markets Value Fund, which commenced operations in April 2007, it was noted that the Fund’s net of fees performance exceeded the MSCI Emerging Markets Value Index (net div.) (the Fund’s benchmark index) for the 1-year and 5-year periods ended March 31, 2014 but lagged its benchmark index for the 3-year period ended the same date. It was also noted that the Fund’s gross total return performance was in the 3rd quartile of its Morningstar Performance Peer Group for the 1-year and 5-year periods ended December 31, 2013 and in the 4th quartile for the 3-year period ended the same date. It was further noted that the Fund’s gross total return performance exceeded its benchmark index for the 1-year and 5-year periods ended December 31, 2013 but lagged its benchmark index for the 3-year period ended the same date. The Board noted the Fund’s lack of longer-term performance history to measure against its peers. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA Emerging Markets Value Fund relative to its Morningstar Performance Peer Group and found the explanations provided satisfactory.

     For the SA Real Estate Securities Fund, which commenced operations in April 2007, it was noted that the Fund’s net of fees performance lagged the Dow Jones U.S. Select REIT Index (the Fund’s benchmark index) for the 1-year, 3-year and 5-year periods ended March 31, 2014. It was also noted that the Fund’s gross total return performance was in the 4th quartile of its Morningstar Performance Peer Group for the 1-year period ended December 31, 2013 and in the 3rd quartile for the 3-year and 5-year periods ended the same date, and that the Fund’s gross total return performance exceeded its benchmark index for all periods measured. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA Real Estate Securities Fund and found the explanations provided satisfactory. The Board noted that the Fund is meant to be broadly representative of an asset class, rather than the top-returning fund in its category. The Board retained confidence in the Adviser and Sub-Adviser to execute the Fund’s investment strategies.

     The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the growth rates in the Funds’ assets, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive until October 2021 its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and had taken other steps to reduce Fund operating expenses.

     In considering potential economies of scale, the Board noted that the Adviser was still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser had recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in 2011 and 2013 management fees payable to the Adviser were reduced on a majority of the Funds and that in 2011 the operating expense limitation cap was lowered on two Funds. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

     Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

     In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to a peer group, consisting of certain funds determined by Morningstar to be comparable based on share class characteristics and assets (the

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

“Morningstar Expense Peer Group”). The Board considered the median of the contractual management fees and overall expense ratios of each peer group. It was noted that, with the exception of the SA International Small Company Fund, each Fund’s net expense ratio, a figure which includes of all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was at or below the median expense ratio of its respective Morningstar Expense Peer Group. The Board also noted that the net expense ratio of the SA International Small Company Fund was only 6 bps above the median for its peer group.

     The Board noted the reduction in 2013 of annual advisory fees from 25 bps to 20 bps for the SA U.S. Fixed Income Fund, from 55 bps to 50 bps for the SA U.S. Core Market Fund, the SA U.S. Value Fund, the SA U.S. Small Company Fund and the SA Real Estate Securities Fund, and from 65 bps to 60 bps for the SA International Value Fund, the SA International Small Company Fund and the SA Emerging Markets Value Fund. The Board further noted the changes in 2011 to the operating expense limitations, including the extension of operating expense limitation guarantees until October 28, 2021 for all Funds, and the reduction of annual operating expense limitation from 85 bps to 80 bps for the SA Global Fixed Income Fund and from 145 bps to 135 bps for the SA International Value Fund.

     The Board also considered the fees charged by the Adviser (in its capacity as sub-adviser) to two registered funds offered by a variable insurance trust.

     In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 50 bps annually, with most of them at or below 15 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (35 bps annually) and the SA Emerging Markets Value Fund (50 bps annually). The Board took into consideration that these fees were negotiated fees that reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser, and determined that the fees were reasonable in light of the services provided to each Fund.

     The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has advised that as of December 31, 2013 the Sub-Adviser is no longer accruing soft-dollar credits and plans to wind down the remaining aspects of its soft-dollar program as soon as practicable.

     The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publically traded advisory firms for which data is available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

     After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

     The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

     Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

     For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2014:

     Foreign Tax Credits — The SA International Value Fund, SA International Small Company Fund and the SA Emerging Markets Value Fund have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the fiscal year ended June 30, 2014, the total amount that will be passed through those Funds’ to shareholders will be $757,419, $119,604 and $390,770 (all of which represents taxes withheld), respectively, and the foreign source income for information reporting purposes will be $26,352,059, $5,440,124 and $3,689,322, respectively.

     Capital Gains Distributions — On December 19, 2013, the SA U.S. Fixed Income Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, and SA Emerging Markets Value Fund declared a long-term capital gain distribution of $114,951, $8,710,628, $7,024,927 and $579,041, respectively.

     Corporate Dividends Received Deduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100%
SA U.S. Value Fund	100%
SA U.S. Small Company Fund	91%

     Qualified Dividend Income — For the fiscal year ended June 30, 2014 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $406,751 or $457,601 if married filing jointly). Complete information will be reported in conjunction with your 2014 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2014 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*
		1/01/2014	6/30/14	1/01/14-6/30/14
	Actual	$1,000.00	$1,000.00	$3.22
	Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

*

Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and LWI Financial Inc. (the “Adviser”) and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2014	6/30/14	1/01/14-6/30/14
Actual	$1,000.00	$1,007.30	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2014	6/30/14	1/01/14-6/30/14
Actual	$1,000.00	$1,062.00	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2014	6/30/14	1/01/14-6/30/14
Actual	$1,000.00	$1,070.50	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2014	6/30/14	1/01/14-6/30/14
Actual	$1,000.00	$1,026.70	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2014	6/30/14	1/01/14-6/30/14
Actual	$1,000.00	$1,051.80	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2014	6/30/14	1/01/14-6/30/14
Actual	$1,000.00	$1,062.70	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the Series in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended April 30, 2014, the total annual operating expenses of the DFA Portfolio was 0.53%.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2014	6/30/14	1/01/14-6/30/14
Actual	$1,000.00	$1,059.50	$7.40
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2014	6/30/14	1/01/14-6/30/14
Actual	$1,000.00	$1,173.60	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2013

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/13	10/31/13	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,132.40	0.53%	$2.85
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.53	0.53%	$2.70
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Companies’ holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2014
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,408,325,179
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	2,098,179,024
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,028,045,929
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,064,570,010
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	958,924,538
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $7,392,709,676)	9,558,044,680
TOTAL INVESTMENTS — (100.0%) (Cost $7,392,709,676)^	$9,558,044,680
____________________

^       The cost for federal income tax purposes is $7,465,283,388.

Summary of the Portfolio’s investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,558,044,680	—	—	$9,558,044,680
TOTAL	$9,558,044,680	—	—	$9,558,044,680

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2013

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,041,110,694
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,939,554,064
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,867,328,817
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	934,206,430
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	727,206,971
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $6,870,589,846)	8,509,406,976
TOTAL INVESTMENTS — (100.0%) (Cost $6,870,589,846)	$8,509,406,976

Summary of the Portfolio’s investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,509,406,976	—	—	$8,509,406,976
TOTAL	$8,509,406,976	—	—	$8,509,406,976

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2014
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,558,045
Cash	22,838
Receivables:
Fund Shares Sold	6,447
Prepaid Expenses and Other Assets	66
Total Assets	9,587,396
LIABILITIES:
Payables:
Fund Shares Redeemed	2,130
Due to Advisor	3,114
Accrued Expenses and Other Liabilities	309
Total Liabilities	5,553
NET ASSETS	$9,581,843
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,581,843 and shares outstanding
of 469,277,086	$20.42
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$7,392,710
NET ASSETS CONSIST OF:
Paid-In Capital	$7,195,122
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	15,033
Accumulated Net Realized Gain (Loss)	206,068
Net Unrealized Foreign Exchange Gain (Loss)	285
Net Unrealized Appreciation (Depreciation)	2,165,335
NET ASSETS	$9,581,843

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2013
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$8,509,407
Temporary Cash	12,173
Receivables:
Fund Shares Sold	4,045
Prepaid Expenses and Other Assets	56
Total Assets	8,525,681
LIABILITIES:
Payables:
Fund Shares Redeemed	1,771
Due to Advisor	2,846
Accrued Expenses and Other Liabilities	347
Total Liabilities	4,964
NET ASSETS	$8,520,717
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,520,717 and shares outstanding
of 439,239,988	$19.40
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$6,870,590
NET ASSETS CONSIST OF:
Paid-In Capital	$6,624,670
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	27,083
Accumulated Net Realized Gain (Loss)	230,130
Net Unrealized Foreign Exchange Gain (Loss)	17
Net Unrealized Appreciation (Depreciation)	1,638,817
NET ASSETS	$8,520,717

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2013

(Amounts in thousands)

Investment Income*
Net Investment Income Allocated from
Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $15,423)	$200,898
Interest	59
Income from Securities Lending	19,252
Expenses Allocated from Affiliated Investment Companies	(9,826)
Total Net Investment Income Received from Affiliated Investment Companies	210,383
Fund Investment Income
Interest	21
Total Investment Income	21
Fund Expenses
Administrative Services Fees	29,296
Accounting & Transfer Agent Fees	84
Custodian Fees	1
Filing Fees	129
Shareholders’ Reports	194
Directors’/Trustees’ Fees & Expenses	77
Professional Fees	40
Other	102
Total Expenses	29,923
Net Investment Income (Loss)	180,481
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	262,518
Futures	(29)
Foreign Currency Transactions**	(2,035)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,540,906
Futures	30
Translation of Foreign Currency Denominated Amounts	438
Net Realized and Unrealized Gain (Loss)	1,801,828
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,982,309
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $27.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$180,481	$152,324
Net Realized Gain (Loss) on:
Investment Securities Sold	262,518	53,955
Futures	(29)	9
Foreign Currency Transactions**	(2,035)	401
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,540,906	133,610
Futures	30	(1)
Translation of Foreign Currency Denominated Amounts	438	(530)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,982,309	339,768
Distributions From:
Net Investment Income:
Institutional Class Shares	(159,066)	(163,885)
Net Long-Term Gains:
Institutional Class Shares	(39,012)	(108,621)
Total Distributions	(198,078)	(272,506)
Capital Share Transactions (1):
Shares Issued	1,229,487	1,391,405
Shares Issued in Lieu of Cash Distributions	188,769	262,078
Shares Redeemed	(1,104,930)	(1,131,600)
Net Increase (Decrease) from Capital Share Transactions	313,326	521,883
Total Increase (Decrease) in Net Assets	2,097,557	589,145

Net Assets
Beginning of Year	6,423,160	5,834,015
End of Year	$8,520,717	$6,423,160
(1) Shares Issued and Redeemed:
Shares Issued	72,452	95,525
Shares Issued in Lieu of Cash Distributions	11,691	19,065
Shares Redeemed	(65,368)	(77,790)
Net Increase (Decrease) from Shares Issued and Redeemed	18,775	36,800
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$27,396	$3,290
____________________

**       Net of foreign capital gain taxes withheld of $27 and $4, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$15.28	$15.21	$16.14	$13.99	$10.07
Income from Investment Operations
Net Investment Income (Loss)(A)	0.42	0.38	0.40	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	4.16	0.39	(0.83)	2.13	3.91
Total from Investment Operations	4.58	0.77	(0.43)	2.41	4.19
Less Distributions
Net Investment Income	(0.37)	(0.42)	(0.50)	(0.26)	(0.27)
Net Realized Gains	(0.09)	(0.28)	—	—	—
Total Distributions	(0.46)	(0.70)	(0.50)	(0.26)	(0.27)
Net Asset Value, End of Year	$19.40	$15.28	$15.21	$16.14	$13.99
Total Return	30.66%	5.63%	(2.92)%	17.61%	42.34%
Net Assets, End of Year (thousands)	$8,520,717	$6,423,160	$5,834,015	$5,511,594	$4,269,864
Ratio of Expenses to Average Net Assets(B)	0.54%	0.56%	0.55%	0.56%	0.57%
Ratio of Expenses to Average Net Assets
(Excluding Waivers and Assumptions of
Expenses and/or Recovery of Previously
Waived Fees)(B)	0.54%	0.56%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average
Net Assets	2.47%	2.58%	2.37%	1.94%	2.48%
See page 129 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

October 31, 2013

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios and the International Small Company Portfolio ( the “Portfolio”) is included in this report.

     The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/13
International Small Company Portfolio	The Japanese Small Company Series	82%
	The Asia Pacific Small Company Series	74%
	The United Kingdom Small Company Series	98%
	The Continental Small Company Series	95%
	The Canadian Small Company Series	98%

     The Portfolio also invests in short-term temporary cash investments.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     • Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

     • Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     • Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     The Portfolio’s investments reflect proportionate interest in the net assets of its corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

     Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2013.

     2. Deferred Compensation Plan: Each eligible “Director/ Trustee” of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core

Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board, generally based on average net assets.

     The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

     The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

     For the year ended October 31, 2013, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

     Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio to (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, there were no fees waived subject to future recovery by the Advisor.

     The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) (“the Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to 0.45% of its average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount of 0.45%, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount of 0.45%.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2013, the total liability for deferred compensation to Directors/Trustees was $184 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase	Increase
	(Decrease)	(Decrease)
Increase	Undistributed	Accumulated
(Decrease)	Net Investment	Net Realized
Paid-In Capital	Income	Gains (Losses)
$19,041	$2,378	$(21,419)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2012	$169,495	$110,049	$279,544
2013	159,066	$39,012	198,078

     At October 31, 2013, the Portfolio’s net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment
Income
and Short-Term	Long-Term
Capital Gains	Capital Gains	Total
$10,055	$8,986	$19,041

     At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed				Total Net
Net Investment				Distributable
Income and	Undistributed	Capital	Unrealized	Earnings
Short-Term	Long-Term	Loss	Appreciation	(Accumulated
Capital Gains	Capital Gains	Carryforward	(Depreciation)	Losses)
$118,814	$211,281	—	$1,566,261	$1,896,356
     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

     During the year ended October 31, 2013, the Portfolio had no utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes.

     At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$6,943,164	$1,566,243	—	$1,566,243

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

Derivative Financial Instruments:

     3. Futures Contracts: The Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     The following is a summary of the location on the Portfolio’s Statement of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the year ended October 31, 2013 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
Unrealized Appreciation (Depreciation) of:
Translation of Foreign Currency Denominated Amounts
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of:
Futures

     The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives Recognized in Income
		Foreign
		Exchange	Equity
	Total	Contracts	Contracts
International Small Company Portfolio*	(29)	—	(29)

*	As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolio had limited activity in futures contracts.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

     For the year ended October 31, 2013, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
0.83%	$4,193	1	$—	$4,193

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013 that the Portfolio’s available line of credit was utilized.

     There were no outstanding borrowings by the Portfolio under this line of credit as of October 31, 2013.

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

     In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

     At October 31, 2013, there were four shareholders that held approximate 57% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

     The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2013

EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/13	10/31/13	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,035.70	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,002.60	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/13	10/31/13	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,193.00	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,232.90	0.13%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,077.90	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Other	Services	Utilities	Total
The Japanese Small
Company Series	21.4%	9.3%	0.9%	11.0%	4.7%	29.9%	10.4%	11.9%	—	—	0.5%	100%
The Asia Pacific Small
Company Series	29.3%	4.2%	6.4%	13.5%	5.0%	20.2%	4.8%	10.7%	—	3.5%	2.4%	100%
The United Kingdom Small
Company Series	26.9%	3.8%	5.4%	14.4%	2.6%	26.7%	7.8%	7.6%	—	2.4%	2.4%	100%
The Continental Small
Company Series	14.9%	5.7%	4.4%	18.6%	9.2%	24.4%	10.0%	8.0%	—	2.5%	2.3%	100%
The Canadian Small
Company Series	10.2%	4.3%	26.9%	8.1%	2.0%	14.6%	5.8%	22.5%	—	0.4%	5.2%	100%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2014
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.4%)
Consumer Discretionary — (18.2%)
# Accordia Golf Co., Ltd.	615,900	$8,174,839	0.3%
Aoyama Trading Co., Ltd.	315,900	8,651,007	0.4%
Autobacs Seven Co., Ltd.	378,000	6,343,177	0.3%
# H2O Retailing Corp.	907,610	7,036,672	0.3%
HIS Co., Ltd.	203,600	6,575,958	0.3%
Nifco, Inc.	285,300	9,519,841	0.4%
Resorttrust, Inc.	401,216	8,011,758	0.3%
# Shimachu Co., Ltd.	273,900	6,545,503	0.3%
Other Securities		444,785,092	17.7%
Total Consumer Discretionary		505,643,847	20.3%

Consumer Staples — (7.9%)
Nichirei Corp.	1,393,000	6,691,531	0.3%
# Pigeon Corp.	163,400	8,619,299	0.4%
Sapporo Holdings, Ltd.	1,874,000	7,552,121	0.3%
UNY Group Holdings Co., Ltd.	1,254,600	7,866,490	0.3%
Other Securities		189,003,022	7.5%
Total Consumer Staples		219,732,463	8.8%

Energy — (1.0%)
Other Securities		26,918,628	1.1%

Financials — (10.0%)
Daishi Bank, Ltd. (The)	2,031,000	7,624,452	0.3%
Juroku Bank, Ltd. (The)	1,992,000	7,457,084	0.3%
#* Leopalace21 Corp.	1,399,900	7,220,528	0.3%
Musashino Bank, Ltd. (The)	196,000	6,872,242	0.3%
North Pacific Bank, Ltd.	1,607,300	6,938,086	0.3%
San-In Godo Bank, Ltd. (The)	961,000	7,144,070	0.3%
Other Securities		233,741,038	9.3%
Total Financials		276,997,500	11.1%

Health Care — (4.6%)
Kaken Pharmaceutical Co., Ltd.	427,000	9,035,475	0.4%
Nihon Kohden Corp.	126,300	6,341,167	0.3%
# Nippon Shinyaku Co., Ltd.	269,000	7,844,184	0.3%
Ship Healthcare Holdings, Inc.	193,400	6,787,158	0.3%
Other Securities		96,508,952	3.8%
Total Health Care		126,516,936	5.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (26.4%)
Daifuku Co., Ltd.	520,700	$7,302,911	0.3%
DMG Mori Seiki Co., Ltd.	504,000	7,328,040	0.3%
Fujikura, Ltd.	2,042,000	9,946,818	0.4%
# Furukawa Electric Co., Ltd.	3,973,000	8,438,575	0.3%
Glory, Ltd.	274,400	8,949,725	0.4%
# Iwatani Corp.	1,101,000	7,817,587	0.3%
Kyowa Exeo Corp.	482,300	6,874,526	0.3%
Maeda Corp.	845,000	6,676,756	0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.	4,243,000	9,529,033	0.4%
Nachi-Fujikoshi Corp.	988,000	6,965,251	0.3%
* Nippon Sheet Glass Co., Ltd.	5,424,000	7,667,399	0.3%
Nishimatsu Construction Co., Ltd.	1,855,000	7,901,134	0.3%
Nisshinbo Holdings, Inc.	839,000	8,413,514	0.3%
OKUMA Corp.	845,000	8,131,306	0.3%
# OSG Corp.	401,700	7,400,864	0.3%
Sankyu, Inc.	1,545,000	7,826,340	0.3%
Sanwa Holdings Corp.	1,228,000	8,643,908	0.4%
Tsubakimoto Chain Co.	779,700	6,434,288	0.3%
Other Securities		588,281,627	23.5%
Total Industrials		730,529,602	29.3%

Information Technology — (10.9%)
# Anritsu Corp.	754,100	8,473,414	0.4%
Horiba, Ltd.	218,850	7,854,227	0.3%
IT Holdings Corp.	448,301	7,705,320	0.3%
# Japan Aviation Electronics Industry, Ltd.	349,600	7,540,264	0.3%
Oki Electric Industry Co., Ltd.	4,061,000	9,030,080	0.4%
Taiyo Yuden Co., Ltd.	619,100	6,860,156	0.3%
Other Securities		254,045,494	10.1%
Total Information Technology		301,508,955	12.1%

Materials — (9.8%)
ADEKA Corp.	499,300	6,699,001	0.3%
Mitsui Mining & Smelting Co., Ltd.	3,499,000	9,999,954	0.4%
Sumitomo Osaka Cement Co., Ltd.	2,274,000	8,649,259	0.4%
Toyobo Co., Ltd.	4,867,000	8,413,425	0.3%
Other Securities		237,707,281	9.5%
Total Materials		271,468,920	10.9%

Telecommunication Services — (0.2%)
Other Securities		6,183,135	0.2%

Utilities — (0.4%)
Other Securities		12,120,260	0.5%
TOTAL COMMON STOCKS		2,477,620,246	99.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (10.6%)
§@ DFA Short Term Investment Fund	25,300,727	$292,729,414	11.7%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,475,198,907)^		$2,770,349,660	111.1%
____________________

^       The cost for federal income tax purposes is $2,505,992,560.

Summary of the Series’ investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$505,643,847	—	$505,643,847
Consumer Staples	$3,782,083	215,950,380	—	219,732,463
Energy	—	26,918,628	—	26,918,628
Financials	5,207,642	271,789,858	—	276,997,500
Health Care	—	126,516,936	—	126,516,936
Industrials	—	730,529,602	—	730,529,602
Information Technology	—	301,508,955	—	301,508,955
Materials	—	271,468,920	—	271,468,920
Telecommunication Services	—	6,183,135	—	6,183,135
Utilities	—	12,120,260	—	12,120,260
Securities Lending Collateral	—	292,729,414	—	292,729,414
TOTAL	$8,989,725	$2,761,359,935	—	$2,770,349,660

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (80.1%)
AUSTRALIA — (42.0%)
	Adelaide Brighton, Ltd.	3,019,105	$9,831,127	0.7%
#	Ansell, Ltd.	474,660	8,873,790	0.6%
#	Aristocrat Leisure, Ltd.	2,758,390	13,668,027	0.9%
	Arrium, Ltd.	9,239,983	6,950,519	0.5%
	Beach Energy, Ltd.	8,696,469	13,769,072	0.9%
*	BlueScope Steel, Ltd.	1,645,807	8,429,439	0.6%
	carsales.com, Ltd.	1,525,864	15,238,308	1.1%
	CSR, Ltd.	3,153,025	10,379,444	0.7%
	David Jones, Ltd.	4,278,429	15,897,454	1.1%
	Downer EDI, Ltd.	2,852,213	12,172,469	0.8%
	DuluxGroup, Ltd.	3,050,229	16,293,200	1.1%
#	Echo Entertainment Group, Ltd.	3,820,685	11,305,560	0.8%
	Envestra, Ltd.	7,569,682	9,697,612	0.7%
	Fairfax Media, Ltd.	13,448,986	11,466,187	0.8%
	Goodman Fielder, Ltd.	10,646,991	6,826,912	0.5%
	GrainCorp, Ltd. Class A	1,213,059	9,603,680	0.7%
	Independence Group NL	1,748,634	7,196,033	0.5%
#	Invocare, Ltd.	808,502	7,706,395	0.5%
#	IOOF Holdings, Ltd.	1,583,499	12,541,337	0.9%
#	Iress, Ltd.	1,036,173	8,004,178	0.6%
#	JB Hi-Fi, Ltd.	856,886	14,816,171	1.0%
#	Mineral Resources, Ltd.	1,167,219	10,564,539	0.7%
#	Monadelphous Group, Ltd.	707,732	10,479,953	0.7%
#	Myer Holdings, Ltd.	4,013,836	8,027,634	0.6%
	Navitas, Ltd.	1,453,039	9,769,399	0.7%
#	NIB Holdings, Ltd.	2,392,268	7,352,774	0.5%
#	OZ Minerals, Ltd.	2,212,650	8,539,634	0.6%
	PanAust, Ltd.	3,208,104	6,828,530	0.5%
#	Perpetual, Ltd.	327,622	14,628,990	1.0%
#	Primary Health Care, Ltd.	2,532,014	10,828,103	0.7%
#	SAI Global, Ltd.	1,590,543	7,676,916	0.5%
#*	Sims Metal Management, Ltd.	1,227,954	11,264,367	0.8%
	Spark Infrastructure Group	9,305,596	16,261,764	1.1%
#	Super Retail Group, Ltd.	1,291,875	10,304,115	0.7%
	TPG Telecom, Ltd.	1,357,245	7,051,935	0.5%
*	Transpacific Industries Group, Ltd.	8,859,027	8,477,267	0.6%
#	UGL, Ltd.	1,204,535	7,769,944	0.5%
	Other Securities		375,071,525	25.4%
TOTAL AUSTRALIA			761,564,303	52.1%

CHINA — (0.1%)
	Other Securities		1,101,107	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (20.2%)
Esprit Holdings, Ltd.	12,854,950	$18,242,915	1.3%
# Hopewell Holdings, Ltd.	2,582,500	8,980,726	0.6%
# Luk Fook Holdings International, Ltd.	2,487,000	7,292,926	0.5%
Melco International Development, Ltd.	4,315,000	13,072,672	0.9%
# Pacific Basin Shipping, Ltd.	12,866,000	8,000,104	0.6%
Xinyi Glass Holdings, Ltd.	13,316,000	7,816,578	0.5%
Other Securities		302,696,153	20.6%
TOTAL HONG KONG		366,102,074	25.0%

NEW ZEALAND — (7.2%)
# Fisher & Paykel Healthcare Corp., Ltd.	3,763,394	15,649,889	1.1%
# Port of Tauranga, Ltd.	528,322	7,148,666	0.5%
# Ryman Healthcare, Ltd.	2,115,843	15,839,309	1.1%
Sky Network Television, Ltd.	1,861,570	11,195,551	0.8%
SKYCITY Entertainment Group, Ltd.	3,815,819	13,292,171	0.9%
Other Securities		68,318,012	4.6%
TOTAL NEW ZEALAND		131,443,598	9.0%

SINGAPORE — (10.6%)
Singapore Post, Ltd.	8,639,120	12,017,772	0.8%
Venture Corp., Ltd.	1,663,000	10,326,994	0.7%
Other Securities		168,993,243	11.6%
TOTAL SINGAPORE		191,338,009	13.1%
TOTAL COMMON STOCKS		1,451,549,091	99.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		628	0.0%
SINGAPORE — (0.0%)
Other Securities		5,457	0.0%
TOTAL RIGHTS/WARRANTS		6,085	0.0%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (19.9%)
§@ DFA Short Term Investment Fund	31,179,562	360,747,530	24.7%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,723,294,791)^		$1,812,302,706	124.0%
____________________

^       The cost for federal income tax purposes is $1,746,840,214.

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$106,374	$761,457,929	—	$761,564,303
China	—	1,101,107	—	1,101,107
Hong Kong	485,185	365,616,889	—	366,102,074
New Zealand	—	131,443,598	—	131,443,598
Singapore	243,643	191,094,366	—	191,338,009
Rights/Warrants
Australia	—	628	—	628
Singapore	—	5,457	—	5,457
Securities Lending Collateral	—	360,747,530	—	360,747,530
TOTAL	$835,202	$1,811,467,504	—	$1,812,302,706

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2014
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.8%)
Consumer Discretionary — (24.7%)
Barratt Developments P.L.C.	4,041,550	$25,823,176	1.2%
Bellway P.L.C.	652,849	17,488,610	0.8%
Berkeley Group Holdings P.L.C.	652,989	26,989,388	1.2%
Daily Mail & General Trust P.L.C.	1,341,976	19,097,336	0.9%
* Dixons Retail P.L.C.	18,181,138	15,481,739	0.7%
Greene King P.L.C.	1,421,372	20,519,176	0.9%
Howden Joinery Group P.L.C.	3,265,803	17,305,754	0.8%
Inchcape P.L.C.	2,319,770	25,164,826	1.2%
Informa P.L.C.	3,121,619	25,575,365	1.2%
Persimmon P.L.C.	751,801	16,373,977	0.8%
Rightmove P.L.C.	466,340	17,094,302	0.8%
Taylor Wimpey P.L.C.	15,614,170	30,432,743	1.4%
* Thomas Cook Group P.L.C.	7,517,966	17,158,965	0.8%
William Hill P.L.C.	3,678,697	20,654,216	0.9%
Other Securities		245,873,599	11.5%
Total Consumer Discretionary		541,033,172	25.1%

Consumer Staples — (4.2%)
Booker Group P.L.C.	7,511,637	16,672,547	0.8%
Britvic P.L.C.	1,249,056	15,550,075	0.7%
Other Securities		59,348,684	2.8%
Total Consumer Staples		91,571,306	4.3%

Energy — (5.7%)
AMEC P.L.C.	1,114,094	23,133,999	1.1%
John Wood Group P.L.C.	1,721,246	23,732,923	1.1%
Premier Oil P.L.C.	2,527,814	14,431,745	0.7%
Other Securities		63,456,624	2.9%
Total Energy		124,755,291	5.8%

Financials — (14.1%)
Amlin P.L.C.	2,613,209	20,916,325	1.0%
Catlin Group, Ltd.	1,812,653	16,587,898	0.8%
Close Brothers Group P.L.C.	777,213	16,980,721	0.8%
Henderson Group P.L.C.	5,229,541	21,524,578	1.0%
Hiscox, Ltd.	1,645,320	19,905,138	0.9%
ICAP P.L.C.	2,874,272	18,673,951	0.9%
IG Group Holdings P.L.C.	1,844,382	18,529,083	0.9%
Man Group P.L.C.	9,800,117	17,637,467	0.8%
Other Securities		156,440,842	7.2%
Total Financials		307,196,003	14.3%

Health Care — (3.3%)
* BTG P.L.C.	1,781,080	19,277,611	0.9%
Hikma Pharmaceuticals P.L.C.	713,706	20,484,633	1.0%
Other Securities		31,720,136	1.4%
Total Health Care		71,482,380	3.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (25.5%)
Ashtead Group P.L.C.	2,326,314	$34,801,441	1.6%
Balfour Beatty P.L.C.	3,596,658	14,427,374	0.7%
BBA Aviation P.L.C.	2,792,163	14,765,114	0.7%
Bodycote P.L.C.	1,253,236	14,732,498	0.7%
Cobham P.L.C.	5,618,202	30,015,902	1.4%
DCC P.L.C.	431,941	26,469,567	1.2%
Hays P.L.C.	7,094,521	17,732,873	0.8%
Melrose Industries P.L.C.	3,891,876	17,318,455	0.8%
Rentokil Initial P.L.C.	8,604,270	16,392,535	0.8%
Rotork P.L.C.	358,727	16,369,710	0.8%
Spirax-Sarco Engineering P.L.C.	381,547	17,834,428	0.8%
Stagecoach Group P.L.C.	2,248,039	14,460,037	0.7%
Other Securities		321,035,898	14.8%
Total Industrials		556,355,832	25.8%

Information Technology — (8.0%)
Halma P.L.C.	1,905,687	19,223,367	0.9%
Spectris P.L.C.	601,319	22,849,453	1.1%
Other Securities		132,099,148	6.1%
Total Information Technology		174,171,968	8.1%

Materials — (7.0%)
Croda International P.L.C.	442,133	16,651,211	0.8%
DS Smith P.L.C.	4,875,734	23,089,438	1.1%
Essentra P.L.C.	1,132,812	14,791,702	0.7%
Other Securities		98,208,359	4.5%
Total Materials		152,740,710	7.1%

Telecommunication Services — (2.8%)
Inmarsat P.L.C.	2,296,017	29,346,704	1.3%
TalkTalk Telecom Group P.L.C.	2,608,540	14,521,337	0.7%
Other Securities		18,480,229	0.9%
Total Telecommunication Services		62,348,270	2.9%

Utilities — (2.5%)
Drax Group P.L.C.	2,103,725	23,031,788	1.1%
Pennon Group P.L.C.	2,007,940	26,989,214	1.3%
Other Securities		5,516,420	0.2%
Total Utilities		55,537,422	2.6%
TOTAL COMMON STOCKS		2,137,192,354	99.3%

RIGHTS/WARRANTS — (0.0%)
Other Securities		120,086	0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (2.2%)
§@DFA Short Term Investment Fund	4,162,464	$48,159,704	2.2%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,466,039,376)^		$2,185,472,144	101.5%
____________________

^	The cost for federal income tax purposes is $1,486,338,318.

Summary of the Series’ investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,736,354	$537,296,818	—	$541,033,172
Consumer Staples	—	91,571,306	—	91,571,306
Energy	—	124,755,291	—	124,755,291
Financials	26,422	307,169,581	—	307,196,003
Health Care	—	71,482,380	—	71,482,380
Industrials	41,111	556,314,721	—	556,355,832
Information Technology	—	174,171,968	—	174,171,968
Materials	—	152,740,710	—	152,740,710
Telecommunication Services	—	62,348,270	—	62,348,270
Utilities	—	55,537,422	—	55,537,422
Rights/Warrants	—	120,086	—	120,086
Securities Lending Collateral	—	48,159,704	—	48,159,704
TOTAL	$3,803,887	$2,181,668,257	—	$2,185,472,144

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2014
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (87.0%)
AUSTRIA — (2.2%)
Other Securities		$91,360,057	2.5%

BELGIUM — (2.7%)
Ackermans & van Haaren NV	119,771	15,103,591	0.4%
Other Securities		95,444,974	2.7%
TOTAL BELGIUM		110,548,565	3.1%

DENMARK — (4.6%)
#FLSmidth & Co. A.S.	225,806	12,608,636	0.4%
GN Store Nord A.S.	772,340	22,134,165	0.6%
*Jyske Bank A.S.	301,282	17,115,164	0.5%
*Topdanmark A.S.	507,925	15,456,911	0.4%
*Vestas Wind Systems A.S.	533,999	26,944,847	0.8%
Other Securities		94,280,532	2.5%
TOTAL DENMARK		188,540,255	5.2%

FINLAND — (6.1%)
Elisa Oyj	702,558	21,479,654	0.6%
Kesko Oyj Class B	315,046	12,449,347	0.4%
#Metso Oyj	499,824	18,922,526	0.5%
Orion Oyj Class B	401,178	14,953,016	0.4%
Other Securities		183,907,997	5.1%
TOTAL FINLAND		251,712,540	7.0%

FRANCE — (10.7%)
#Ingenico	167,381	14,557,437	0.4%
Lagardere SCA	507,104	16,522,246	0.5%
#Neopost SA	167,752	12,563,729	0.4%
*Peugeot SA	1,704,758	25,222,984	0.7%
Teleperformance	275,593	16,883,331	0.5%
Other Securities		355,028,810	9.7%
TOTAL FRANCE		440,778,537	12.2%

GERMANY — (13.0%)
Aareal Bank AG	423,110	19,464,810	0.5%
Deutsche Wohnen AG	1,263,844	27,223,975	0.8%
Freenet AG	498,012	15,815,492	0.4%
Leoni AG	160,146	12,725,363	0.4%
MTU Aero Engines AG	203,297	18,670,344	0.5%
Rheinmetall AG	195,657	13,835,543	0.4%
Rhoen Klinikum AG	500,406	16,521,601	0.5%
Stada Arzneimittel AG	298,237	14,166,508	0.4%
Other Securities		396,567,902	10.9%
TOTAL GERMANY		534,991,538	14.8%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (0.0%)
Other Securities		$7,221	0.0%

IRELAND — (1.8%)
Other Securities		72,397,770	2.0%

ISRAEL — (2.2%)
Other Securities		91,419,498	2.5%

ITALY — (8.4%)
Azimut Holding SpA	513,951	13,229,683	0.4%
#*Banca Popolare dell’Emilia Romagna SC	1,504,912	13,578,145	0.4%
*Banca Popolare di Milano Scarl	18,117,788	16,220,270	0.5%
*Banco Popolare SC	1,581,126	26,008,292	0.7%
*Finmeccanica SpA	1,840,364	17,475,994	0.5%
Prysmian SpA	572,861	12,936,670	0.4%
Other Securities		244,909,285	6.6%
TOTAL ITALY		344,358,339	9.5%

NETHERLANDS — (5.3%)
Aalberts Industries NV	494,014	16,134,921	0.5%
#Delta Lloyd NV	1,049,602	26,648,889	0.7%
#Fugro NV	225,880	12,916,709	0.4%
Nutreco NV	359,256	15,867,350	0.4%
*SBM Offshore NV	962,257	15,514,674	0.4%
TNT Express NV	1,739,148	15,734,624	0.4%
Other Securities		117,256,712	3.3%
TOTAL NETHERLANDS		220,073,879	6.1%

NORWAY — (2.8%)
Other Securities		117,104,177	3.3%

PORTUGAL — (1.5%)
Other Securities		63,553,576	1.8%

SPAIN — (5.6%)
#Bolsas y Mercados Espanoles SA	361,695	17,265,185	0.5%
*Gamesa Corp. Tecnologica SA	1,113,758	13,891,362	0.4%
*Jazztel P.L.C	1,089,746	15,513,339	0.4%
#Viscofan SA	224,736	13,399,709	0.4%
Other Securities		168,827,749	4.6%
TOTAL SPAIN		228,897,344	6.3%

SWEDEN — (9.2%)
Castellum AB	752,681	13,341,347	0.4%
Husqvarna AB Class B	1,638,700	12,735,302	0.4%
JM AB	372,482	13,805,280	0.4%
Meda AB Class A	976,572	16,953,744	0.5%
Other Securities		321,482,385	8.8%
TOTAL SWEDEN		378,318,058	10.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (10.9%)
#*Dufry AG	89,418	$16,244,350	0.5%
Galenica AG	15,122	14,757,875	0.4%
GAM Holding AG	806,220	15,344,897	0.4%
*Georg Fischer AG	18,366	13,145,217	0.4%
Helvetia Holding AG	28,218	12,955,427	0.4%
Lonza Group AG	255,221	27,754,893	0.8%
PSP Swiss Property AG	148,327	13,949,137	0.4%
Other Securities		335,659,917	9.2%
TOTAL SWITZERLAND		449,811,713	12.5%
TOTAL COMMON STOCKS		3,583,873,067	99.3%

RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

FINLAND — (0.0%)
Other Securities		737	0.0%

FRANCE — (0.0%)
Other Securities		2,098,449	0.0%

GERMANY — (0.0%)
Other Securities		1,356	0.0%

ISRAEL — (0.0%)
Other Securities		5,161	0.0%

ITALY — (0.1%)
Other Securities		2,676,608	0.1%

PORTUGAL — (0.0%)
Other Securities		293,868	0.0%

SPAIN — (0.0%)
Other Securities		290,065	0.0%
TOTAL RIGHTS/WARRANTS		5,366,244	0.1%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@DFA Short Term Investment Fund	45,866,038	530,670,061	14.7%
TOTAL INVESTMENTS — (100.0%)
(Cost $3,032,612,052)^		$4,119,909,372	114.1%
____________________

^	The cost for federal income tax purposes is $3,039,155,582.

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$88,747	$91,271,310	—	$91,360,057
Belgium	—	110,548,565	—	110,548,565
Denmark	—	188,540,255	—	188,540,255
Finland	—	251,712,540	—	251,712,540
France	485,392	440,293,145	—	440,778,537
Germany	—	534,991,538	—	534,991,538
Greece	6,297	924	—	7,221
Ireland	—	72,397,770	—	72,397,770
Israel	—	91,419,498	—	91,419,498
Italy	—	344,358,339	—	344,358,339
Netherlands	—	220,073,879	—	220,073,879
Norway	—	117,104,177	—	117,104,177
Portugal	388,299	63,165,277	—	63,553,576
Spain	369,834	228,527,510	—	228,897,344
Sweden	946,446	377,371,612	—	378,318,058
Switzerland	—	449,811,713	—	449,811,713
Rights/Warrants
Austria	—	—	—	—
Finland	—	737	—	737
France	—	2,098,449	—	2,098,449
Germany	—	1,356	—	1,356
Israel	—	5,161	—	5,161
Italy	—	2,676,608	—	2,676,608
Portugal	—	293,868	—	293,868
Spain	—	290,065	—	290,065
Securities Lending Collateral	—	530,670,061	—	530,670,061
TOTAL	$2,285,015	$4,117,624,357	—	$4,119,909,372

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2014
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (72.4%)
Consumer Discretionary — (6.8%)
#Cineplex, Inc.	271,135	$10,532,352	1.1%
#Corus Entertainment, Inc. Class B	402,116	9,409,903	1.0%
#*Imax Corp.	229,046	6,501,854	0.7%
Linamar Corp.	269,606	15,905,251	1.6%
RONA, Inc.	681,945	7,336,796	0.8%
Other Securities		41,992,416	4.2%
Total Consumer Discretionary		91,678,572	9.4%

Consumer Staples — (2.3%)
#Maple Leaf Foods, Inc.	500,264	9,310,944	0.9%
Other Securities		21,430,570	2.2%
Total Consumer Staples		30,741,514	3.1%

Energy — (21.9%)
*Advantage Oil & Gas, Ltd.	1,098,231	7,379,519	0.8%
*Bankers Petroleum, Ltd.	1,277,846	8,167,293	0.8%
*Bellatrix Exploration, Ltd.	938,858	8,147,533	0.8%
#*Birchcliff Energy, Ltd.	499,034	6,594,236	0.7%
#Canadian Energy Services & Technology Corp.	286,235	8,964,879	0.9%
#Enbridge Income Fund Holdings, Inc.	230,785	6,038,627	0.6%
*Gran Tierra Energy, Inc.	1,391,012	11,302,258	1.2%
*Legacy Oil + Gas, Inc.	745,800	6,611,938	0.7%
#Lightstream Resources, Ltd.	980,190	7,495,762	0.8%
#Mullen Group, Ltd.	458,025	13,186,381	1.4%
*NuVista Energy, Ltd.	634,509	7,105,930	0.7%
*Parex Resources, Inc.	514,071	6,046,194	0.6%
#Parkland Fuel Corp.	367,627	7,083,465	0.7%
#Pason Systems, Inc.	315,260	8,863,502	0.9%
*RMP Energy, Inc.	702,328	6,213,370	0.6%
#Secure Energy Services, Inc.	489,554	10,758,672	1.1%
ShawCor, Ltd.	125,996	7,006,797	0.7%
#Trican Well Service, Ltd.	759,585	12,265,264	1.3%
Trinidad Drilling, Ltd.	696,830	7,908,356	0.8%
#Whitecap Resources, Inc.	848,168	13,091,539	1.3%
Other Securities		123,851,132	12.7%
Total Energy		294,082,647	30.1%

Financials — (5.5%)
Canadian Western Bank	300,957	11,250,808	1.2%
#FirstService Corp.	142,648	7,229,655	0.7%
#Home Capital Group, Inc.	241,200	10,811,673	1.1%
Laurentian Bank of Canada	153,550	7,174,924	0.7%
Other Securities		37,427,833	3.9%
Total Financials		73,894,893	7.6%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Health Care — (1.6%)
Other Securities		$21,299,982	2.2%

Industrials — (10.4%)
*ATS Automation Tooling Systems, Inc.	459,298	6,719,125	0.7%
#Black Diamond Group, Ltd.	202,689	6,519,176	0.7%
MacDonald Dettwiler & Associates, Ltd.	85,470	6,979,055	0.7%
#Ritchie Bros Auctioneers, Inc.	371,501	9,156,531	0.9%
#Russel Metals, Inc.	316,110	10,164,223	1.0%
#Stantec, Inc.	228,285	14,137,175	1.4%
#TransForce, Inc.	388,103	8,936,499	0.9%
#WSP Global, Inc.	205,253	7,269,117	0.7%
Other Securities		69,556,553	7.3%
Total Industrials		139,437,454	14.3%

Information Technology — (4.2%)
*Celestica, Inc.	949,607	11,942,951	1.2%
DH Corp.	404,012	11,756,312	1.2%
Other Securities		31,847,515	3.3%
Total Information Technology		55,546,778	5.7%

Materials — (15.8%)
#*B2Gold Corp.	2,981,687	8,690,358	0.9%
CCL Industries, Inc. Class B	111,467	10,733,550	1.1%
#HudBay Minerals, Inc.	945,785	8,748,323	0.9%
Pan American Silver Corp.	711,104	10,902,639	1.1%
SEMAFO, Inc.	1,350,146	6,339,189	0.7%
#Sherritt International Corp.	1,628,826	6,594,375	0.7%
Other Securities		159,101,080	16.2%
Total Materials		211,109,514	21.6%

Telecommunication Services — (0.3%)
Other Securities		4,161,272	0.4%

Utilities — (3.6%)
#Algonquin Power & Utilities Corp.	912,415	7,037,323	0.7%
#Capital Power Corp.	410,709	10,149,849	1.0%
#Northland Power, Inc.	442,013	7,551,565	0.8%
#Superior Plus Corp.	653,197	8,686,440	0.9%
Other Securities		14,978,669	1.5%
Total Utilities		48,403,846	4.9%
TOTAL COMMON STOCKS		970,356,472	99.3%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (27.6%)
§@DFA Short Term Investment Fund	31,962,488	$369,805,981	37.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,282,071,478)^		$1,340,162,453	137.2%
____________________

^       The cost for federal income tax purposes is $1,285,895,745.

Summary of the Series’ investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,678,572	—	—	$91,678,572
Consumer Staples	30,741,514	—	—	30,741,514
Energy	294,082,298	$349	—	294,082,647
Financials	73,894,893	—	—	73,894,893
Health Care	21,291,494	8,488	—	21,299,982
Industrials	139,437,454	—	—	139,437,454
Information Technology	55,546,778	—	—	55,546,778
Materials	211,087,149	22,365	—	211,109,514
Telecommunication Services	4,161,272	—	—	4,161,272
Utilities	48,403,846	—	—	48,403,846
Securities Lending Collateral	—	369,805,981	—	369,805,981
TOTAL	$970,325,270	$369,837,183	—	$1,340,162,453

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.3%)
Consumer Discretionary — (18.9%)
Accordia Golf Co., Ltd.	575,900	$6,320,624	0.3%
Aoyama Trading Co., Ltd.	315,900	8,054,712	0.4%
#* Arnest One Corp.	238,800	6,557,104	0.3%
* Haseko Corp.	1,339,000	9,924,834	0.4%
# Nifco, Inc.	277,500	7,395,022	0.3%
Resorttrust, Inc.	200,608	7,641,738	0.3%
Shimachu Co., Ltd.	273,900	6,651,367	0.3%
Tokyo Dome Corp.	984,200	6,768,438	0.3%
Toyo Tire & Rubber Co., Ltd.	1,080,000	6,310,337	0.3%
Other Securities		419,039,070	18.3%
Total Consumer Discretionary		484,663,246	21.2%

Consumer Staples — (8.2%)
Fuji Oil Co. Ltd/Osaka	367,600	6,699,430	0.3%
# Nichirei Corp.	1,382,000	7,133,447	0.3%
# Pigeon Corp.	191,600	9,885,257	0.4%
Sapporo Holdings, Ltd.	1,874,000	8,333,114	0.4%
Takara Holdings, Inc.	702,500	6,442,135	0.3%
UNY Group Holdings Co., Ltd.	1,183,300	7,466,985	0.3%
Other Securities		163,690,997	7.2%
Total Consumer Staples		209,651,365	9.2%

Energy — (0.8%)
Other Securities		21,136,267	0.9%

Financials — (9.7%)
Daishi Bank, Ltd. (The)	2,006,000	7,003,326	0.3%
Juroku Bank, Ltd. (The)	1,985,000	7,771,817	0.3%
Musashino Bank, Ltd. (The)	196,000	6,876,837	0.3%
San-In Godo Bank, Ltd. (The)	961,000	6,976,501	0.3%
Other Securities		219,964,821	9.7%
Total Financials		248,593,302	10.9%

Health Care — (4.2%)
# Kaken Pharmaceutical Co., Ltd.	417,000	6,512,147	0.3%
Nihon Kohden Corp.	180,100	7,417,704	0.3%
Rohto Pharmaceutical Co., Ltd.	475,000	6,893,342	0.3%
Ship Healthcare Holdings, Inc.	185,700	7,620,076	0.3%
Other Securities		77,893,145	3.5%
Total Health Care		106,336,414	4.7%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (26.4%)
#	Daifuku Co., Ltd.	505,000	$6,493,984	0.3%
#	DMG Mori Seiki Co., Ltd.	551,500	8,946,428	0.4%
	Fujikura, Ltd.	2,042,000	9,317,972	0.4%
#	Furukawa Electric Co., Ltd.	3,973,000	9,208,531	0.4%
	Glory, Ltd.	305,000	7,563,052	0.3%
	Hitachi Zosen Corp.	879,499	6,993,194	0.3%
	Komori Corp.	407,800	6,412,688	0.3%
	Maeda Road Construction Co., Ltd.	360,000	6,401,143	0.3%
#	Minebea Co., Ltd.	1,975,000	10,933,515	0.5%
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,170,000	8,185,614	0.4%
#*	Nippon Sheet Glass Co., Ltd.	5,424,000	7,034,712	0.3%
	Nishimatsu Construction Co., Ltd.	1,855,000	6,548,878	0.3%
#	Nisshinbo Holdings, Inc.	834,000	7,366,107	0.3%
#	OKUMA Corp.	792,000	6,690,276	0.3%
	OSG Corp.	401,700	6,498,156	0.3%
#	Sanwa Holdings Corp.	1,215,000	7,786,723	0.3%
	Seino Holdings Co., Ltd.	731,000	7,219,534	0.3%
	Sohgo Security Services Co., Ltd.	338,100	6,834,701	0.3%
	Other Securities		541,155,767	23.7%
Total Industrials			677,590,975	29.7%

Information Technology — (9.2%)
*	Alps Electric Co., Ltd.	1,084,100	9,513,585	0.4%
	Horiba, Ltd.	218,850	7,996,873	0.4%
	IT Holdings Corp.	448,301	6,439,577	0.3%
#	Taiyo Yuden Co., Ltd.	619,100	7,935,573	0.4%
	Other Securities		204,758,270	8.9%
Total Information Technology			236,643,878	10.4%

Materials — (10.5%)
	Mitsui Mining & Smelting Co., Ltd.	3,353,000	8,547,456	0.4%
	Rengo Co., Ltd.	1,219,000	6,519,768	0.3%
	Sumitomo Osaka Cement Co., Ltd.	2,274,000	9,175,091	0.4%
	Tokuyama Corp.	1,979,000	7,654,790	0.3%
	Toyobo Co., Ltd.	4,867,000	9,352,621	0.4%
	Other Securities		228,355,855	10.0%
Total Materials			269,605,581	11.8%

Telecommunication Services — (0.0%)
	Other Securities		895,224	0.0%

Utilities — (0.4%)
	Other Securities		10,306,973	0.5%
TOTAL COMMON STOCKS			2,265,423,225	99.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (11.7%)
§@ DFA Short Term Investment Fund	25,929,127	$300,000,000	13.2%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13 (Collateralized
by $474,360 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
04/01/27 to 10/01/43, valued at $428,972) to be repurchased at $420,562	$421	420,561	0.0%
TOTAL SECURITIES LENDING COLLATERAL		300,420,561	13.2%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,358,439,958)		$2,565,843,786	112.5%

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$687,517	$483,975,729	—	$484,663,246
Consumer Staples	—	209,651,365	—	209,651,365
Energy	—	21,136,267	—	21,136,267
Financials	9,015,209	239,578,093	—	248,593,302
Health Care	—	106,336,414	—	106,336,414
Industrials	—	677,590,975	—	677,590,975
Information Technology	—	236,643,878	—	236,643,878
Materials	—	269,605,581	—	269,605,581
Telecommunication Services	—	895,224	—	895,224
Utilities	—	10,306,973	—	10,306,973
Securities Lending Collateral	—	300,420,561	—	300,420,561
TOTAL	$9,702,726	$2,556,141,060	—	$2,565,843,786

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.3%)
AUSTRALIA — (40.8%)
	Adelaide Brighton, Ltd.	1,822,054	$6,631,679	0.5%
#	Ansell, Ltd.	414,608	7,641,753	0.6%
	Aristocrat Leisure, Ltd.	2,580,305	12,320,792	1.0%
	Arrium, Ltd.	7,583,001	9,907,713	0.8%
#*	Aurora Oil & Gas, Ltd.	2,256,634	6,929,410	0.6%
	Beach Energy, Ltd.	7,442,568	10,052,661	0.8%
*	BlueScope Steel, Ltd.	2,365,706	11,158,750	0.9%
#	Bradken, Ltd.	1,201,799	7,089,963	0.6%
#	carsales.com, Ltd.	1,220,399	12,118,987	1.0%
	CSR, Ltd.	2,829,296	6,679,778	0.5%
#	David Jones, Ltd.	3,241,419	8,330,548	0.7%
	Downer EDI, Ltd.	2,414,160	11,216,171	0.9%
	DuluxGroup, Ltd.	2,317,895	11,287,494	0.9%
	Envestra, Ltd.	6,189,006	6,576,924	0.5%
#	Fairfax Media, Ltd.	11,005,131	6,283,630	0.5%
	Goodman Fielder, Ltd.	9,960,250	7,158,645	0.6%
	GrainCorp, Ltd. Class A	828,668	9,661,614	0.8%
#	Invocare, Ltd.	638,866	6,616,861	0.5%
	IOOF Holdings, Ltd.	1,239,793	10,543,213	0.8%
#	Iress, Ltd.	767,110	7,158,910	0.6%
#	JB Hi-Fi, Ltd.	639,044	13,169,341	1.0%
#	Mineral Resources, Ltd.	756,386	8,087,153	0.6%
#	Monadelphous Group, Ltd.	491,743	8,437,605	0.7%
#	Myer Holdings, Ltd.	3,564,925	8,425,293	0.7%
	Navitas, Ltd.	1,192,373	6,531,773	0.5%
#	Perpetual, Ltd.	234,074	10,190,785	0.8%
	Primary Health Care, Ltd.	1,709,571	7,975,871	0.6%
#	Reece Australia, Ltd.	238,257	6,301,473	0.5%
#*	Sims Metal Management, Ltd.	863,295	8,177,344	0.6%
	Spark Infrastructure Group	4,143,888	6,637,154	0.5%
#	Super Retail Group, Ltd.	1,291,875	16,364,147	1.3%
#	TPG Telecom, Ltd.	1,484,123	6,542,913	0.5%
#	UGL, Ltd.	995,514	6,923,273	0.6%
	Other Securities		343,191,406	27.0%
TOTAL AUSTRALIA			632,321,027	50.0%

BERMUDA — (0.0%)
	Other Securities		4,364	0.0%

CAYMAN ISLANDS — (0.0%)
	Other Securities		22,553	0.0%

CHINA — (0.1%)
	Other Securities		2,100,808	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (22.5%)
# Chow Sang Sang Holdings International, Ltd.	1,967,000	$6,379,263	0.5%
# Esprit Holdings, Ltd.	13,005,750	23,980,456	1.9%
# Giordano International, Ltd.	9,084,000	8,521,138	0.7%
Hopewell Holdings, Ltd.	1,804,000	6,087,002	0.5%
# Luk Fook Holdings International, Ltd.	2,289,000	8,142,153	0.7%
# Melco International Development, Ltd.	6,017,000	18,925,645	1.5%
Pacific Basin Shipping, Ltd.	11,222,000	8,030,542	0.6%
SA SA International Holdings, Ltd.	7,008,000	7,672,215	0.6%
Shun Tak Holdings, Ltd.	10,767,419	6,237,351	0.5%
Xinyi Glass Holdings, Ltd.	12,292,000	12,189,775	1.0%
Other Securities		242,212,412	19.0%
TOTAL HONG KONG		348,377,952	27.5%

NEW ZEALAND — (6.3%)
# Fisher & Paykel Healthcare Corp., Ltd.	3,375,400	10,265,529	0.8%
Port of Tauranga, Ltd.	528,322	6,019,074	0.5%
# Ryman Healthcare, Ltd.	1,742,405	10,861,648	0.9%
Sky Network Television, Ltd.	1,319,448	6,757,325	0.5%
# SKYCITY Entertainment Group, Ltd.	3,420,386	10,984,846	0.9%
Other Securities		52,594,791	4.1%
TOTAL NEW ZEALAND		97,483,213	7.7%

PHILIPPINES — (0.0%)
Other Securities		17,016	0.0%

SINGAPORE — (11.6%)
# Singapore Post, Ltd.	9,103,120	9,596,310	0.8%
# Venture Corp., Ltd.	1,600,000	10,019,818	0.8%
Other Securities		159,696,850	12.6%
TOTAL SINGAPORE		179,312,978	14.2%
TOTAL COMMON STOCKS		1,259,639,911	99.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		—	0.0%
TOTAL RIGHTS/WARRANTS		—	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares/
		Face		Percentage
		Amount	Value†	of Net Assets**
		(000)
SECURITIES LENDING COLLATERAL — (18.7%)
§@	DFA Short Term Investment Fund	25,064,823	$290,000,000	22.9%
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.09%, 11/01/13
	(Collateralized by $507,256 U.S. Treasury Note 2.375%, 09/30/14,
	valued at $518,619) to be repurchased at $506,216	$506	506,215	0.1%
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
	(Collateralized by $51,657 FNMA, rates ranging from 2.500% to 4.500%,
	maturities ranging from 04/01/27 to 10/01/43, valued at $46,714) to be
	repurchased at $45,798	46	45,798	0.0%
TOTAL SECURITIES LENDING COLLATERAL			290,552,013	23.0%
TOTAL INVESTMENTS — (100.0%)
	(Cost $1,443,079,348)		$1,550,191,924	122.5%

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$217,641	$632,103,386	—	$632,321,027
Bermuda	—	4,364	—	4,364
Cayman Islands	—	22,553	—	22,553
China	—	2,100,808	—	2,100,808
Hong Kong	4,648,233	343,729,719	—	348,377,952
New Zealand	—	97,483,213	—	97,483,213
Philippines	—	17,016	—	17,016
Singapore	10,228	179,302,750	—	179,312,978
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	—	—	—
Securities Lending Collateral	—	290,552,013	—	290,552,013
TOTAL	$4,876,102	$1,545,315,822	—	$1,550,191,924

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (98.5%)
Consumer Discretionary — (26.5%)
Barratt Developments P.L.C.	5,157,995	$27,660,094	1.4%
Bellway P.L.C.	652,849	15,724,768	0.8%
Berkeley Group Holdings P.L.C.	650,346	24,378,283	1.2%
Daily Mail & General Trust P.L.C.	1,328,069	17,321,746	0.9%
* Dixons Retail P.L.C.	16,850,562	13,202,433	0.7%
Greene King P.L.C.	1,421,372	18,808,719	0.9%
Home Retail Group P.L.C.	4,196,363	13,388,556	0.7%
Howden Joinery Group P.L.C.	2,676,884	13,843,959	0.7%
Inchcape P.L.C.	2,319,770	23,684,611	1.2%
Informa P.L.C.	3,121,619	27,964,781	1.4%
Ladbrokes P.L.C.	4,483,503	13,723,124	0.7%
Persimmon P.L.C.	1,366,507	27,666,555	1.4%
Rightmove P.L.C.	319,449	13,574,746	0.7%
Taylor Wimpey P.L.C.	15,614,170	27,549,112	1.4%
* Thomas Cook Group P.L.C.	7,517,966	17,303,141	0.9%
William Hill P.L.C.	3,678,697	23,618,931	1.2%
Other Securities		213,258,054	10.6%
Total Consumer Discretionary		532,671,613	26.8%

Consumer Staples — (3.7%)
Booker Group P.L.C.	7,511,637	18,092,064	0.9%
Other Securities		56,304,593	2.8%
Total Consumer Staples		74,396,657	3.7%

Energy — (5.3%)
* Afren P.L.C.	5,639,345	14,254,859	0.7%
John Wood Group P.L.C.	1,377,126	17,930,742	0.9%
Premier Oil P.L.C.	2,484,308	13,823,320	0.7%
Other Securities		60,971,072	3.1%
Total Energy		106,979,993	5.4%

Financials — (14.2%)
Amlin P.L.C.	2,613,209	17,854,912	0.9%
Catlin Group, Ltd.	1,812,653	14,890,947	0.8%
Close Brothers Group P.L.C.	777,213	15,739,934	0.8%
Henderson Group P.L.C.	5,229,541	17,950,379	0.9%
Hiscox, Ltd.	1,848,675	19,626,193	1.0%
ICAP P.L.C.	2,874,272	17,748,601	0.9%
IG Group Holdings P.L.C.	1,346,879	13,237,127	0.7%
Man Group P.L.C.	9,800,117	13,947,727	0.7%
Other Securities		153,842,365	7.6%
Total Financials		284,838,185	14.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Health Care — (2.6%)
Hikma Pharmaceuticals P.L.C.	713,706	$13,730,269	0.7%
Other Securities		38,129,221	1.9%
Total Health Care		51,859,490	2.6%

Industrials — (26.3%)
Ashtead Group P.L.C.	2,598,958	27,310,230	1.4%
Balfour Beatty P.L.C.	3,596,658	16,448,453	0.8%
BBA Aviation P.L.C.	2,792,163	15,134,152	0.8%
Berendsen P.L.C.	810,481	12,621,571	0.6%
Bodycote P.L.C.	1,253,236	13,210,384	0.7%
Cobham P.L.C.	5,618,202	25,946,576	1.3%
DCC P.L.C.	431,941	19,342,514	1.0%
Hays P.L.C.	7,041,541	14,054,156	0.7%
Invensys P.L.C.	2,824,855	22,668,384	1.1%
Melrose Industries P.L.C.	4,156,691	21,310,110	1.1%
Rotork P.L.C.	335,959	15,392,385	0.8%
Serco Group P.L.C.	1,965,238	17,561,115	0.9%
Spirax-Sarco Engineering P.L.C.	330,635	15,461,631	0.8%
Stagecoach Group P.L.C.	2,248,039	12,684,109	0.6%
Other Securities		279,015,291	14.0%
Total Industrials		528,161,061	26.6%

Information Technology — (7.7%)
Halma P.L.C.	1,738,128	15,266,910	0.8%
Spectris P.L.C.	582,385	21,564,398	1.1%
Other Securities		117,190,576	5.8%
Total Information Technology		154,021,884	7.7%

Materials — (7.5%)
Croda International P.L.C.	442,133	17,277,527	0.9%
DS Smith P.L.C.	4,875,734	23,632,372	1.2%
Other Securities		109,270,013	5.5%
Total Materials		150,179,912	7.6%

Telecommunication Services — (2.3%)
Inmarsat P.L.C.	2,097,288	24,206,344	1.2%
Other Securities		22,947,045	1.2%
Total Telecommunication Services		47,153,389	2.4%

Utilities — (2.4%)
Drax Group P.L.C.	2,103,725	21,477,657	1.1%
Pennon Group P.L.C.	1,980,713	21,629,062	1.1%
Other Securities		5,169,242	0.2%
Total Utilities		48,275,961	2.4%
TOTAL COMMON STOCKS		1,978,538,145	99.5%

PREFERRED STOCKS — (0.0%)
Other Securities		50,874	0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (1.5%)
§@ DFA Short Term Investment Fund	2,592,913	$30,000,000	1.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
(Collateralized by $735,534 FNMA, rates ranging from 2.500% to 4.500%, maturities
ranging from 04/01/27 to 10/01/43, valued at $665,157) to be repurchased at $652,117	$652	652,115	0.1%
TOTAL SECURITIES LENDING COLLATERAL		30,652,115	1.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,356,132,190)		$2,009,241,134	101.1%

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,789	$532,651,824	—	$532,671,613
Consumer Staples	—	74,396,657	—	74,396,657
Energy	—	106,979,993	—	106,979,993
Financials	—	284,838,185	—	284,838,185
Health Care	—	51,859,490	—	51,859,490
Industrials	33,414	528,127,647	—	528,161,061
Information Technology	78,663	153,943,221	—	154,021,884
Materials	—	150,179,912	—	150,179,912
Telecommunication Services	—	47,153,389	—	47,153,389
Utilities	—	48,275,961	—	48,275,961
Preferred Stocks	—	50,874	—	50,874
Securities Lending Collateral	—	30,652,115	—	30,652,115
TOTAL	$131,866	$2,009,109,268	—	$2,009,241,134
See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (86.7%)
AUSTRIA — (2.1%)
Other Securities		$78,645,320	2.4%

BELGIUM — (2.6%)
Ackermans & van Haaren NV	118,073	12,787,617	0.4%
Other Securities		82,826,125	2.6%
TOTAL BELGIUM		95,613,742	3.0%

DENMARK — (4.1%)
GN Store Nord A.S.	772,340	17,619,238	0.6%
* Jyske Bank A.S.	252,239	14,261,538	0.5%
* Topdanmark A.S.	507,925	13,824,624	0.4%
#* Vestas Wind Systems A.S.	693,291	18,578,010	0.6%
Other Securities		88,855,266	2.7%
TOTAL DENMARK		153,138,676	4.8%

FINLAND — (5.5%)
Amer Sports Oyj	550,929	11,303,591	0.4%
# Elisa Oyj	663,319	16,618,626	0.5%
# Neste Oil Oyj	596,102	11,819,716	0.4%
Other Securities		162,284,236	5.0%
TOTAL FINLAND		202,026,169	6.3%

FRANCE — (11.1%)
#* Alcatel-Lucent	12,082,064	46,287,055	1.5%
Lagardere SCA	427,942	15,546,813	0.5%
# Neopost SA	167,752	12,665,437	0.4%
#* Peugeot SA	1,076,690	14,163,830	0.5%
Societe Television Francaise 1	567,362	10,931,881	0.4%
Teleperformance	275,593	14,588,498	0.5%
Other Securities		295,307,033	8.9%
TOTAL FRANCE		409,490,547	12.7%

GERMANY — (12.5%)
* Aareal Bank AG	423,110	16,227,581	0.5%
# Celesio AG	406,712	12,644,638	0.4%
# Deutsche Wohnen AG	816,056	15,347,428	0.5%
Freenet AG	489,959	12,726,578	0.4%
Rheinmetall AG	189,044	11,687,366	0.4%
Rhoen Klinikum AG	500,406	13,984,605	0.4%
Stada Arzneimittel AG	287,980	16,553,592	0.5%
Other Securities		363,033,443	11.3%
TOTAL GERMANY		462,205,231	14.4%

GREECE — (2.0%)
Other Securities		75,861,383	2.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (1.9%)
Paddy Power P.L.C.	175,221	$14,181,124	0.4%
Smurfit Kappa Group P.L.C.	554,973	13,433,965	0.4%
Other Securities		44,425,840	1.4%
TOTAL IRELAND		72,040,929	2.2%

ISRAEL — (2.3%)
Other Securities		86,155,595	2.7%

ITALY — (8.1%)
Azimut Holding SpA	491,069	12,457,026	0.4%
* Banca Popolare dell’Emilia Romagna S.c.r.l.	1,449,109	13,922,026	0.4%
* Banco Popolare	6,663,294	13,237,221	0.4%
#* Finmeccanica SpA	1,838,316	13,471,206	0.4%
* Mediaset SpA	3,041,414	15,187,868	0.5%
Unione di Banche Italiane SCPA	2,765,965	19,116,785	0.6%
Other Securities		214,025,040	6.7%
TOTAL ITALY		301,417,172	9.4%

NETHERLANDS — (5.0%)
Aalberts Industries NV	480,099	14,334,222	0.4%
Delta Lloyd NV	943,521	20,004,182	0.6%
Nutreco NV	359,256	17,562,430	0.6%
#* PostNL NV	2,402,055	12,551,522	0.4%
* SBM Offshore NV	948,481	19,852,164	0.6%
Other Securities		99,359,737	3.1%
TOTAL NETHERLANDS		183,664,257	5.7%

NORWAY — (3.1%)
Other Securities		115,126,917	3.6%

PORTUGAL — (1.5%)
Other Securities		55,664,423	1.7%

RUSSIA — (0.0%)
Other Securities		994,896	0.0%

SPAIN — (5.3%)
Bankinter SA	2,085,446	12,715,217	0.4%
# Bolsas y Mercados Espanoles SA	338,781	12,667,129	0.4%
* Jazztel P.L.C.	1,025,473	11,231,832	0.4%
# Viscofan SA	213,526	11,326,669	0.4%
Other Securities		146,812,397	4.4%
TOTAL SPAIN		194,753,244	6.0%

SWEDEN — (8.7%)
Castellum AB	739,664	11,357,362	0.4%
Modern Times Group AB Class B	234,304	12,780,214	0.4%
Securitas AB Class B	998,620	11,387,211	0.4%
Other Securities		284,674,858	8.7%
TOTAL SWEDEN		320,199,645	9.9%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (10.7%)
* Dufry AG	73,187	$11,824,599	0.4%
Galenica AG	20,798	18,381,416	0.6%
GAM Holding AG	806,220	15,064,909	0.5%
Georg Fischer AG	18,366	12,651,376	0.4%
Helvetia Holding AG	27,336	12,892,724	0.4%
Lonza Group AG	255,221	22,781,770	0.7%
OC Oerlikon Corp. AG	858,856	12,006,957	0.4%
PSP Swiss Property AG	148,327	12,748,515	0.4%
Swiss Life Holding AG	62,436	12,379,830	0.4%
Other Securities		263,744,247	8.1%
TOTAL SWITZERLAND		394,476,343	12.3%

UNITED KINGDOM — (0.2%)
Other Securities		6,763,969	0.2%
TOTAL COMMON STOCKS		3,208,238,458	99.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

ISRAEL — (0.0%)
Other Securities		1	0.0%

ITALY — (0.0%)
Other Securities		51,097	0.0%
TOTAL RIGHTS/WARRANTS		51,098	0.0%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@ DFA Short Term Investment Fund	42,437,338	491,000,000	15.3%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
(Collateralized by $123,381 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43, valued at $111,576) to be
repurchased at $109,388	$109	109,388	0.0%
TOTAL SECURITIES LENDING COLLATERAL		491,109,388	15.3%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,907,677,627)		$3,699,398,944	115.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$78,645,320	—	$78,645,320
Belgium	—	95,613,742	—	95,613,742
Denmark	$48,818	153,089,858	—	153,138,676
Finland	—	202,026,169	—	202,026,169
France	1,198,479	408,292,068	—	409,490,547
Germany	9,926,017	452,279,214	—	462,205,231
Greece	—	75,861,383	—	75,861,383
Ireland	18,523	72,022,406	—	72,040,929
Israel	—	86,155,595	—	86,155,595
Italy	5,458,905	295,958,267	—	301,417,172
Netherlands	—	183,664,257	—	183,664,257
Norway	1,764,837	113,362,080	—	115,126,917
Portugal	—	55,664,423	—	55,664,423
Russia	—	994,896	—	994,896
Spain	—	194,753,244	—	194,753,244
Sweden	54,338	320,145,307	—	320,199,645
Switzerland	—	394,476,343	—	394,476,343
United Kingdom	—	6,763,969	—	6,763,969
Rights/Warrants			—
Austria	—	—	—	—
Israel	—	1	—	1
Italy	—	51,097	—	51,097
Securities Lending Collateral	—	491,109,388	—	491,109,388
TOTAL	$18,469,917	$3,680,929,027	—	$3,699,398,944

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (77.1%)
Consumer Discretionary — (7.9%)
#	Cineplex, Inc.	271,135	$10,921,853	1.5%
#	Corus Entertainment, Inc. Class B	369,716	8,616,601	1.2%
	Dorel Industries, Inc. Class B	126,820	4,712,038	0.7%
#*	Imax Corp.	211,609	6,155,566	0.8%
	Linamar Corp.	269,606	9,065,733	1.2%
	Martinrea International, Inc.	461,356	4,889,449	0.7%
#	RONA, Inc.	681,945	7,992,488	1.1%
	Other Securities		23,079,749	3.0%
Total Consumer Discretionary			75,433,477	10.2%

Consumer Staples — (3.3%)
#	Maple Leaf Foods, Inc.	500,264	7,364,938	1.0%
	North West Co., Inc. (The)	232,610	5,784,853	0.8%
	Other Securities		18,477,910	2.5%
Total Consumer Staples			31,627,701	4.3%

Energy — (20.8%)
*	Bankers Petroleum, Ltd.	1,277,846	4,902,301	0.7%
#*	Bellatrix Exploration, Ltd.	655,708	4,911,600	0.7%
	Calfrac Well Services, Ltd.	154,348	4,811,116	0.7%
#	Enbridge Income Fund Holdings, Inc.	227,285	5,090,016	0.7%
*	Gran Tierra Energy, Inc.	1,391,012	10,486,121	1.4%
*	Legacy Oil + Gas, Inc.	745,800	5,049,967	0.7%
#	Lightstream Resources, Ltd.	863,190	5,546,804	0.8%
#	Mullen Group, Ltd.	458,025	12,273,743	1.7%
#	Parkland Fuel Corp.	353,327	6,475,883	0.9%
#	Pason Systems, Inc.	285,137	5,926,168	0.8%
	Secure Energy Services, Inc.	437,854	6,210,963	0.8%
#	Trican Well Service, Ltd.	643,185	9,037,223	1.2%
	Trinidad Drilling, Ltd.	604,997	5,860,519	0.8%
#	Whitecap Resources, Inc.	784,268	9,108,987	1.2%
	Other Securities		103,238,492	13.7%
Total Energy			198,929,903	26.8%

Financials — (6.2%)
#	AGF Management, Ltd. Class B	381,468	5,037,946	0.7%
#	Canadian Western Bank	300,957	9,652,330	1.3%
	FirstService Corp.	135,548	5,634,346	0.8%
#	Home Capital Group, Inc.	120,600	9,571,429	1.3%
	Laurentian Bank of Canada	147,250	6,574,102	0.9%
	Other Securities		23,304,568	3.1%
Total Financials			59,774,721	8.1%

Health Care — (1.5%)
	Other Securities		14,593,623	2.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (11.2%)
*	ATS Automation Tooling Systems, Inc.	440,214	$6,088,223	0.8%
#	Black Diamond Group, Ltd.	188,933	4,948,698	0.7%
	Genivar, Inc.	181,860	5,204,721	0.7%
	MacDonald Dettwiler & Associates, Ltd.	85,470	6,521,017	0.9%
#	Ritchie Bros Auctioneers, Inc.	273,199	5,400,308	0.7%
#	Russel Metals, Inc.	316,110	8,731,567	1.2%
	Stantec, Inc.	228,285	13,565,951	1.8%
	Transcontinental, Inc. Class A	333,758	5,329,757	0.7%
#	TransForce, Inc.	388,103	8,594,733	1.1%
	Other Securities		43,443,189	5.9%
Total Industrials			107,828,164	14.5%

Information Technology — (4.5%)
#*	Celestica, Inc.	949,607	10,428,236	1.4%
#	Davis + Henderson Corp.	334,212	8,606,524	1.2%
	Other Securities		23,741,614	3.2%
Total Information Technology			42,776,374	5.8%

Materials — (17.4%)
#	Alamos Gold, Inc.	503,857	8,026,725	1.1%
#	AuRico Gold, Inc.	1,234,795	5,127,955	0.7%
*	Canfor Corp.	362,555	7,514,327	1.0%
	CCL Industries, Inc. Class B	111,467	7,654,570	1.0%
*	Dominion Diamond Corp.	379,239	5,121,263	0.7%
#*	First Majestic Silver Corp.	431,070	4,878,558	0.7%
#	HudBay Minerals, Inc.	872,492	7,112,820	1.0%
#	Sherritt International Corp.	1,628,826	5,577,048	0.8%
	Other Securities		115,295,893	15.4%
Total Materials			166,309,159	22.4%

Telecommunication Services — (0.3%)
	Other Securities		2,823,941	0.4%

Utilities — (4.0%)
#	Algonquin Power & Utilities Corp.	912,415	5,889,371	0.8%
#	Capital Power Corp.	376,609	7,801,999	1.1%
#	Superior Plus Corp.	653,197	6,966,432	0.9%
	Other Securities		18,058,688	2.4%
Total Utilities			38,716,490	5.2%
TOTAL COMMON STOCKS			738,813,553	99.7%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (22.9%)
§@ DFA Short Term Investment Fund	18,928,263	$219,000,000	29.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
(Collateralized by $753,495 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43, valued at $681,400)
to be repurchased at $668,041	$668	668,039	0.1%
TOTAL SECURITIES LENDING COLLATERAL		219,668,039	29.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,032,941,509)		$958,481,592	129.3%

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$75,433,477	—	—	$75,433,477
Consumer Staples	31,627,701	—	—	31,627,701
Energy	198,929,422	$481	—	198,929,903
Financials	59,774,721	—	—	59,774,721
Health Care	14,547,507	46,116	—	14,593,623
Industrials	107,828,164	—	—	107,828,164
Information Technology	42,776,374	—	—	42,776,374
Materials	166,308,690	469	—	166,309,159
Telecommunication Services	2,823,941	—	—	2,823,941
Utilities	38,716,490	—	—	38,716,490
Securities Lending Collateral	—	219,668,039	—	219,668,039
TOTAL	$738,766,487	$219,715,105	—	$958,481,592

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series*	Series	Series	Series*
ASSETS:
Investments at Value (including $272,360,
$323,925, $45,637, $477,378 and $386,949
of securities on loan, respectively)	$2,477,620	$1,451,555	$2,137,312	$3,589,239	$970,356
Collateral from Securities on
Loan Invested in Affiliate at Value & Cost	292,729	360,748	48,160	530,670	369,806
Foreign Currencies at Value	10,361	5,486	3,567	7,718	—
Cash	3,315	6,299	1,622	379	5,305
Receivables:
Investment Securities Sold	2,816	570	8,023	12,879	12,740
Dividends, Interest and Tax Reclaims	6,173	2,352	6,260	3,553	1,940
Securities Lending Income	298	349	26	1,017	299
Unrealized Gain on Foreign Currency Contracts	—	9	—	—	—
Prepaid Expenses and Other Assets	2	—	2	2	1
Total Assets	2,793,314	1,827,368	2,204,972	4,145,457	1,360,447
LIABILITIES:
Payables:
Due to Custodian	—	—	—	—	1,107
Upon Return of Securities Loaned	292,729	360,748	48,160	530,670	369,806
Investment Securities Purchased	6,589	5,310	3,190	4,016	12,324
Due to Advisor	197	118	177	299	77
Accrued Expenses and Other Liabilities	157	89	88	233	35
Total Liabilities	299,672	366,265	51,615	535,218	383,349
NET ASSETS	$2,493,642	$1,461,103	$2,153,357	$3,610,239	$977,098
Investments at Cost	$2,182,469	$1,362,547	$1,417,880	$2,501,942	$912,265
Foreign Currencies at Cost	$10,348	$5,477	$3,545	$7,719	$—
____________________

*	The Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $0, $1,414, $0, $0 and $44,633, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2013

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series*	Series*
ASSETS:
Investments at Value (including $277,239,
$259,540, $28,773, $453,898 and $261,509
of securities on loan, respectively)	$2,265,423	$1,259,640	$1,978,589	$3,208,290	$738,814
Collateral Received from Securities on
Loan at Value & Cost	421	552	652	109	668
Collateral from Securities on
Loan Invested in Affiliate at Value & Cost	300,000	290,000	30,000	491,000	219,000
Foreign Currencies at Value	2,022	1,579	4,022	4,466	3,066
Cash	641	7,261	233	1,415	1,203
Receivables:
Investment Securities Sold	2,551	256	2,722	2,074	168
Dividends, Interest and Tax Reclaims	12,899	1,423	4,898	4,595	624
Securities Lending Income	274	376	23	653	272
Total Assets	2,584,231	1,561,087	2,021,139	3,712,602	963,815
LIABILITIES:
Payables:
Upon Return of Securities Loaned	300,421	290,552	30,652	491,109	219,668
Investment Securities Purchased	1,806	4,809	1,912	3,213	2,830
Due to Advisor	193	106	165	268	62
Unrealized Loss on Foreign Currency Contracts	—	14	—	12	—
Accrued Expenses and Other Liabilities	187	108	123	234	51
Total Liabilities	302,607	295,589	32,852	494,836	222,611
NET ASSETS	$2,281,624	$1,265,498	$1,988,287	$3,217,766	$741,204
Investments at Cost	$2,058,019	$1,152,527	$1,325,480	$2,416,569	$813,274
Foreign Currencies at Cost	$2,026	$1,584	$4,036	$4,499	$3,060
____________________

*	See Note I in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2013

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes
Withheld of $3,149, $1,656, $121,
$9,056 and $2,937, respectively)	$37,753	$49,156	$56,947	$63,435	$18,004
Interest	1	—	—	64	—
Income from Securities Lending	3,109	4,274	354	10,444	3,280
Total Investment Income	40,863	53,430	57,301	73,943	21,284
Expenses
Investment Advisory Services Fees	2,039	1,121	1,686	2,642	686
Accounting & Transfer Agent Fees	150	92	125	191	57
Custodian Fees	568	355	131	636	97
Shareholders’ Reports	5	3	4	6	2
Directors’/Trustees’ Fees & Expenses	21	12	18	28	8
Professional Fees	51	29	42	75	18
Other	39	23	30	49	11
Total Expenses	2,873	1,635	2,036	3,627	879
Fees Paid Indirectly	(6)	(5)	(1)	(3)	(2)
Net Expenses	2,867	1,630	2,035	3,624	877
Net Investment Income (Loss)	37,996	51,800	55,266	70,319	20,407
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	94,606	2,045	110,830	61,594	5,104
Foreign Currency Transactions*	(2,405)	32	8	(97)	(36)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	403,911	64,761	377,497	843,629	14,601
Translation of Foreign Currency
Denominated Amounts	393	(13)	(22)	123	(11)
Net Realized and Unrealized
Gain (Loss)	496,505	66,825	488,313	905,249	19,658
Net Increase (Decrease) in Net Assets
Resulting from Operations	$534,501	$118,625	$543,579	$975,568	$40,065
____________________

*	Net of foreign capital gain taxes withheld of $0, $0, $14, $14 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese		The Asia Pacific
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,996	$35,567	$51,800	$39,082
Net Realized Gain (Loss) on:
Investment Securities Sold	94,606	15,297	2,045	27,956
Futures	—	(283)	—	(140)
Foreign Currency Transactions*	(2,405)	593	32	(236)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	403,911	(47,991)	64,761	3,183
Translation of Foreign Currency
Denominated Amounts	393	(76)	(13)	(94)
Net Increase (Decrease) in Net Assets
Resulting from Operations	534,501	3,107	118,625	69,751
Transactions in Interest:
Contributions	268,246	385,924	243,954	161,440
Withdrawals	(207,854)	(205,115)	(100,941)	(134,065)
Net Increase (Decrease) from
Transactions in Interest	60,392	180,809	143,013	27,375
Total Increase (Decrease) in Net Assets	594,893	183,916	261,638	97,126
Net Assets
Beginning of Year	1,686,731	1,502,815	1,003,860	906,734
End of Year	$2,281,624	$1,686,731	$1,265,498	$1,003,860
____________________

*	Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $14 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom
	Small Company
	Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,266	$41,958
Net Realized Gain (Loss) on:
Investment Securities Sold	110,830	(16,423)
Futures	—	236
Foreign Currency Transactions*	8	339
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	377,497	247,250
Translation of Foreign Currency Denominated Amounts	(22)	(35)
Net Increase (Decrease) in Net Assets Resulting from Operations	543,579	273,325
Transactions in Interest:
Contributions	20,921	92,609
Withdrawals	(41,051)	(34,941)
Net Increase (Decrease) from Transactions in Interest	(20,130)	57,668
Total Increase (Decrease) in Net Assets	523,449	330,993
Net Assets
Beginning of Year	1,464,838	1,133,845
End of Year	$1,988,287	$1,464,838
____________________

*	Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $14 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental		The Canadian
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$70,319	$62,863	$20,407	$16,111
Net Realized Gain (Loss) on:
Investment Securities Sold	61,594	(4,064)	5,104	26,982
Futures	—	69	—	—
Foreign Currency Transactions*	(97)	(359)	(36)	111
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	843,629	694	14,601	(63,323)
Translation of Foreign Currency
Denominated Amounts	123	(285)	(11)	(7)
Net Increase (Decrease) in Net Assets
Resulting from Operations	975,568	58,918	40,065	(20,126)
Transactions in Interest:
Contributions	97,213	260,944	42,578	11,500
Withdrawals	(100,194)	(76,446)	(30,525)	(38,550)
Net Increase (Decrease) from
Transactions in Interest	(2,981)	184,498	12,053	(27,050)
Total Increase (Decrease) in Net Assets	972,587	243,416	52,118	(47,176)
Net Assets
Beginning of Year	2,245,179	2,001,763	689,086	736,262
End of Year	$3,217,766	$2,245,179	$741,204	$689,086
____________________

*	Net of foreign capital gain taxes withheld of $14, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Total Return	30.62%	0.54%	10.07%	0.72%	22.69%	10.97%	7.48%	(5.15)%	28.91%	84.98%
Net Assets, End of Year (thousands)	$2,281,624	$1,686,731	$1,502,815	$1,211,600	$1,183,036	$1,265,498	$1,003,860	$906,734	$935,138	$680,997
Ratio of Expenses to Average
Net Assets	0.14%	0.15%	0.14%	0.14%	0.15%	0.15%	0.16%	0.16%	0.17%	0.18%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.14%	0.15%	0.14%	0.14%	0.15%	0.15%	0.16%	0.16%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.87%	2.17%	2.07%	1.95%	2.15%	4.64%	4.26%	3.78%	3.64%	4.00%
Portfolio Turnover Rate	16%	7%	5%	10%	7%	9%	18%	17%	18%	23%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Total Return	37.42%	23.41%	0.20%	25.94%	43.51%	43.67%	2.29%	(10.75)%	15.37%	43.78%
Net Assets, End of Year (thousands)	$1,988,287	$1,464,838	$1,133,845	$1,036,694	$770,472	$3,217,766	$2,245,179	$2,001,763	$2,072,484	$1,630,892
Ratio of Expenses to Average
Net Assets	0.12%	0.13%	0.13%	0.13%	0.14%	0.14%	0.16%	0.15%	0.15%	0.16%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.13%	0.13%	0.13%	0.14%	0.14%	0.16%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.29%	3.37%	3.76%	2.86%	4.02%	2.67%	3.15%	2.72%	2.24%	2.93%
Portfolio Turnover Rate	17%	6%	7%	15%	10%	13%	9%	10%	12%	7%
See page xx for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2011	2010	2009
Total Return	5.71%	(2.51)%	0.27%	43.17%	61.67%
Net Assets, End of Year (thousands)	$741,204	$689,086	$736,262	$663,722	$365,181
Ratio of Expenses to Average Net Assets	0.13%	0.15%	0.14%	0.15%	0.17%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.13%	0.15%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.29%	1.72%	1.05%	1.37%
Portfolio Turnover Rate	14%	22%	24%	10%	23%
See page XX for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
October 31, 2013

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”).

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

     Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Series recognize transfers between the levels as of the end of the period. The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2013.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2013, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

     In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$6
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	1
The Continental Small Company Series	3
The Canadian Small Company Series	2

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$55
The Asia Pacific Small Company Series	28
The United Kingdom Small Company Series	35
The Continental Small Company Series	67
The Canadian Small Company Series	17

E. Purchases and Sales of Securities:

     For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$424,423	$328,727
The Asia Pacific Small Company Series	292,353	101,862
The United Kingdom Small Company Series	311,120	290,915
The Continental Small Company Series	402,109	337,539
The Canadian Small Company Series	137,097	94,187

     There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

     No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

     At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,358,440	$405,211	$(228,601)	$176,610
The Asia Pacific Small Company Series	1,466,625	342,063	(259,002)	83,061
The United Kingdom Small Company Series	1,376,431	714,857	(82,047)	632,810
The Continental Small Company Series	2,914,221	1,100,391	(315,213)	785,178
The Canadian Small Company Series	1,036,766	139,500	(217,785)	(78,285)

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

H. Line of Credit:

     The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to the termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

     For the year ended October 31, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	0.88%	$2,097	23	$1	$5,010
The Asia Pacific Small Company Series	0.91%	614	5	—	2,155
The United Kingdom Small Company Series	0.89%	224	4	—	503
The Continental Small Company Series	0.85%	327	29	—	1,226

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013 that each Series’ available line of credit was utilized.

     There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. Securities Lending:

     As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

Market Value
The Continental Small Company Series	$447
The Canadian Small Company Series	55,991

     Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

     In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within the DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

     Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the “Review Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

     Each Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

     Each Board’s Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position		Portfolios within the
with the Fund,	Term of Office[1] and	DFA Fund Complex[2]	Principal Occupation(s) During Past 5 Years and
Address and Year of Birth	Length of Service	Overseen	Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Since Inception	106 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	Since Inception	106 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Trustee, Harbor Fund (registered investment company) (30 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Mutal Insurance Company (1997-2010).
Roger G. Ibbotson Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Since Inception	106 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).
Edward P. Lazear Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 1948	Since 2010	106 portfolios in 4 investment companies	Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006-2009). Formerly, Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005).
Myron S. Scholes Director of DFAIDG and DIG. Trustee of DFAITC and DEM. c/o Dimensional Fund Advisors, LP 6300 Bee Cave Road Building 1 Austin, TX 78746 1941	Since Inception	106 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980). Formerly, Director, Chicago Mercantile Exchange (2001-2008).
Abbie J. Smith Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Since 2000	106 portfolios in 4 investment companies	Boris and Irene Stern Distinguished Service Professor of Accounting, The University of Chicago Booth School of Business (since 1980). Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (4 investment companies within the fund complex) (52 portfolios) (since 2009).

Name, Position		Portfolios within the
with the Fund,	Term of Office[1] and	DFA Fund Complex[2]	Principal Occupation(s) During Past 5 Years and
Address and Year of Birth	Length of Service	Overseen	Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman,
Director, Co-Chief Executive
Officer and President of
DFAIDG and DIG.
Chairman, Trustee, Co-Chief
Executive Officer and
President of DFAITC and DEM.
6300 Bee Cave Road,
Building One Austin,
Texas 78746
1946	Since Inception	106 portfolios in 4 investment companies	Chairman, Director/Trustee, President, and Co-Chief Executive Officer (since January 2010) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG and DFAITC. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC, DFA Australia Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. President, Dimensional SmartNest (US) LLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Chief Executive Officer (until 2010) and Chief Investment Officer (2003-2007) of Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC and Dimensional Holdings Inc. Formerly, Chief Investment Officer of Dimensional Fund Advisors Ltd. Formerly, President and Chief Investment Officer of DFA Australia Limited. Formerly, Director, SA Funds (registered investment company).
Eduardo A. Repetto Director,
Co-Chief Executive Officer
and Chief Investment Officer
of DFAIDG and DIG. Trustee,
Co-Chief Executive Officer
and Chief Investment Officer
of DFAITC and DEM. 6300
Bee Cave Road,
Building One Austin,
TX 78746
1967	Since 2009	106 portfolios in 4 investment companies	Co-Chief Executive Officer (since January 2010), Chief Investment Officer (since March 2007) and Director/Trustee of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC and Dimensional Cayman Commodity Fund I Ltd. Director, Co-Chief Executive Officer, President and Chief Investment Officer of Dimensional Fund Advisors Canada ULC. Chief Investment Officer, Vice President and Director of DFA Australia Limited. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC, Dimensional Japan Ltd. and Dimensional Advisors Ltd. Formerly, President of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC and Dimensional Fund Advisors Canada ULC.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

     The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Term of Office[1]
Name, Position with the Fund	and Length of
and Year of Birth	Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President 1963	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta Vice President 1974	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery Vice President 1966	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow Vice President 1955	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of DFAL (since September 2013).
Scott A. Bosworth Vice President 1968	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown Vice President and Assistant Secretary 1967	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President 1964	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services of Dimensional (since 2008).
Douglas M. Byrkit Vice President 1970	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (December 2010-January2012); Regional Director at Russell Investments (April 2006-December 2010).
James G. Charles Vice President 1956	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2008-2010); Vice President, Client Portfolio Manager at American Century Investments (2001-2008).
Joseph H. Chi Vice President 1966	Since 2009	Vice President of all the DFA Entities. Co-Head of Portfolio Management of Dimensional (since March 2012). Sr. Portfolio Manager of Dimensional (since January 2012). Formerly, Portfolio Manager for Dimensional (October 2005-January 2012).
Stephen A. Clark Vice President 1972	Since 2004	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC. Head of Institutional, North America (since March 2012). Formerly, Head of Portfolio Management of Dimensional (January 2006-March 2012).
Matt B. Cobb Vice President 1971	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since September 2011). Formerly, Vice President at MullinTBG 92005-2011).
Ryan Cooper Vice President 1979	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since 2003).

Term of Office[1]
Name, Position with the Fund	and Length of
and Year of Birth	Service	Principal Occupation(s) During Past 5 Years
Jeffrey D. Cornell Vice President 1976	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (August 2002-January 2012).
Robert P. Cornell Vice President 1949	Since 2007	Vice President of all the DFA Entities.
George H. Crane Vice President 1955	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008).
Christopher S. Crossan Vice President and Global Chief Compliance Officer 1965	Since 2004

Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional SmartNest (US) LLC. Chief Compliance Officer of Dimensional Fund Advisors Canada ULC.

James L. Davis Vice President 1956	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere Vice President 1957	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Peter F. Dillard Vice President 1972	Since 2010	Vice President of all the DFA Entities. Research Associate for Dimensional (since August 2008).
Robert W. Dintzner Vice President 1970	Since 2001	Vice President of all the DFA Entities.
Richard A. Eustice Vice President and Assistant Secretary 1965	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.
Gretchen A. Flicker Vice President 1971	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall Vice President 1974	Since 2008	Vice President of all the DFA Entities. Co-Head of Portfolio Management of Dimensional (since March 2012). Sr. Portfolio Manager of Dimensional (since January 2012).
Jeremy P. Freeman Vice President 1970	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional (since June 2006).
Mark R. Gochnour Vice President 1967	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum Vice President 1968	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004-January 2012).
Henry F. Gray Vice President 1967	Since 2000	Vice President of all the DFA Entities.
John T. Gray Vice President 1974	Since 2007	Vice President of all the DFA Entities.

Term of Office[1]
Name, Position with the Fund	and Length of
and Year of Birth	Service	Principal Occupation(s) During Past 5 Years
Christian Gunther Vice President 1975	Since 2011

Vice President of all the DFA Entities. Senior Trader for Dimensional (since 2012). Formerly, Senior Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd. (2008-2009); Trader for Dimensional (2004-2008).

Joel H. Hefner Vice President 1967	Since 2007	Vice President of all the DFA Entities.
Julie C. Henderson Vice President and Fund Controller 1974	Since 2005	Vice President and Fund Controller of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Kevin B. Hight Vice President 1967	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho Vice President 1967	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath Vice President 1960	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
William A. Irvine Vice President 1957	Since 2013	Vice President of all the DFA Entities, Regional Director For Dimensional (since 2012). Formerly, Vice President of Institutional Business Development at Eaton Vance (2005-2011).
Jeff J. Jeon Vice President 1973	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Stephen W. Jones Vice President 1968	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional (October 2008-January 2012).
Patrick M. Keating Vice President 1954	Since 2003

Vice President and Chief Operating Officer of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd.

Andrew K. Keiper Vice President 1977	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since October 2004).
Glenn E. Kemp Vice President 1948	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006-January 2012).
David M. Kershner Vice President 1971	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since June 2004).
Timothy R. Kohn Vice President 1971	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional (since August 2010). Formerly, Chief DC Strategist, Barclays Global Investors (2005-2009).
Joseph F. Kolerich Vice President 1971	Since 2004	Vice President of all the DFA Entities. Sr. Portfolio Manager of Dimensional (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001-January 2012).

Term of Office[1]
Name, Position with the Fund	and Length of
and Year of Birth	Service	Principal Occupation(s) During Past 5 Years
Mark D. Krasniewski Vice President 1981	Since 2013

Vice President of all the DFA Entities. Formerly, Senior Associate Investment Analytics and Data for Dimensional (January 2012-December 2012); Systems Developer for Dimensional (June 2007-December 2011).

Stephen W. Kurad Vice President 1968	Since 2011	Vice President of all the DFA Entities. Regional Director for Dimensional (2007-2010).
Michael F. Lane Vice President 1967	Since 2004	Vice President of all the DFA Entities. Chief Executive Officer of Dimensional SmartNest (US) LLC (since 2012).
Francis R. Lao Vice President 1969	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President - Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso Vice President 1978	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader for Dimensional (January 2010-December 2012); Trader for Dimensional (2000-2009).
Juliet H. Lee Vice President 1971	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee Vice President 1980	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (July 2008-2010).
John B. Lessley Vice President 1960	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since January 2008).
Apollo D. Lupescu Vice President 1969	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional (since February 2004).
Kenneth M. Manell Vice President 1972	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Counsel for Dimensional (since September 2006).
Rose C. Manziano Vice President 1971	Since 2013

Vice President of all the DFA Entities. Regional Director for Dimensional (Since August 2010). Formerly, Vice President, Sales and Business Development at AdvisorsIG (PPMG) (2009- 2010); Vice President at Credit Suisse (2007-2009).

Aaron M. Marcus Vice President & Head of Global Human Resources 1970	Since 2008	Vice President of all the DFA Entities and Head of Global Human Resources of Dimensional.
David R. Martin Vice President, Chief Financial Officer and Treasurer 1956	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice President of Dimensional SmartNest (US) LLC, and Dimensional Cayman Commodity Fund I Ltd. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Statutory Auditor of Dimensional Japan Ltd.

Matthew H. Miller Vice President 1978	Since 2013	Vice President of all the DFA Entities. Client Service Manager for Dimensional (Since 2012). Formerly, Regional Director for Dimensional (2008-2011; Senior Associate at Dimensional (2007-2010).
Jonathan G. Nelson Vice President 1971	Since 2013	Vice President of all the DFA Entities. Manager, Investment Systems at Dimensional (Since 2011). Formerly, Project Manager for Dimensional (2007-2010).

Term of Office[1]
Name, Position with the Fund	and Length of
and Year of Birth	Service	Principal Occupation(s) During Past 5 Years
Catherine L. Newell Vice President and Secretary 1964	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional SmartNest (US) LLC, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd. (since February 2012), Dimensional Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012) and Dimensional Hong Kong Limited (since August 2012). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).

Pamela B. Noble Vice President 1964	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (2008-2010).
Selwyn J. Notelovitz Vice President 1961	Since 2012	Vice President of all DFA Entities. Deputy Chief Compliance Officer of Dimensional (since December 2012). Formerly Chief Compliance Officer of Wellington Management Company, LLP (2004-2011).
Carolyn L. O Vice President 1974	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Counsel for Dimensional (2007-2011).
Gerard K. O’Reilly Vice President 1976	Since 2007	Vice President of all the DFA Entities.
Daniel C. Ong Vice President 1973	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since July 2005).
Kyle K. Ozaki Vice President 1978	Since 2010	Vice President of all the DFA Entities. Senior Compliance Officer for Dimensional (since January 2008). Formerly, Compliance Officer (February 2006-December 2007).
Matthew A. Pawlak Vice President 1977	Since 2013

Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Consultant at Hewitt EnnisKnupp (June 2011-December 2011); Senior Investment Analyst and Consultant at Hewitt EnnisKnupp (July 2008-June 2011).

Brian P. Pitre Vice President 1976	Since 2013	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since 2009). Formerly, Vice President and Corporate Counsel at Mellon Capital Management (2006-2008).
David A. Plecha Vice President 1961	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu Vice President 1970	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since July 2006).
Theodore W. Randall Vice President 1973	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008).
Mark A. Regier Vice President 1969	Since 2013	Vice President of all the DFA Entities. Planning and Analysis Manager for Dimensional (since July 2007).
Savina B. Rizova Vice President 1981	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2011-January 2012); Research Assistant for Dimensional (July 2004-August 2007).

Term of Office[1]
Name, Position with the Fund	and Length of
and Year of Birth	Service	Principal Occupation(s) During Past 5 Years
L. Jacobo Rodriguez Vice President 1971	Since 2005	Vice President of all the DFA Entities.
Julie A. Saft Vice President 1959	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional (since July 2008).
Walid A. Shinnawi Vice President 1961	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (March 2006-January 2010).
Bruce A. Simmons Vice President 1965	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional (since May 2007).
Ted R. Simpson Vice President 1968	Since 2007	Vice President of all the DFA Entities.
Bryce D. Skaff Vice President 1975	Since 2007	Vice President of all the DFA Entities.
Andrew D. Smith Vice President 1968	Since 2011	Vice President of all the DFA Entities. Project Manager for Dimensional (2007-2010).
Grady M. Smith Vice President 1956	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Carl G. Snyder Vice President 1963	Since 2000	Vice President of all the DFA Entities.
Lawrence R. Spieth Vice President 1947	Since 2004	Vice President of all the DFA Entities.
Bradley G. Steiman Vice President 1973	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Richard H. Tatlow Vice President 1971	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since April 2010). Formerly, Principal, Investment Strategist at Barclays Global Investors (2004-2009).
Blake T. Tatsuta Vice President 1973	Since 2013	Vice President of all the DFA Entities, Manager, Investment Analytics and Data for Dimensional (since 2012). Formerly, Research Assistant at Dimensional (2002-2011).
Erik T. Totten Vice President 1980	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since 2010). Formerly, Senior Associate at Dimensional (2007-2009).
John H. Totten Vice President 1978	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (January 2008-January 2012).
Robert C. Trotter Vice President 1958	Since 2009	Vice President of all the DFA Entities. Senior Manager, Technology for Dimensional (since March 2007).
Karen E. Umland Vice President 1966	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.

Term of Office[1]
Name, Position with the Fund	and Length of
and Year of Birth	Service	Principal Occupation(s) During Past 5 Years
Brian J. Walsh Vice President 1970	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2004).
Weston J. Wellington Vice President 1951	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley Vice President 1976	Since 2007	Vice President of all the DFA Entities.
Paul E. Wise Vice President 1955	Since 2005	Vice President of all the DFA Entities.
Joseph L. Young Vice President 1978	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2005-2010).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS
(Unaudited)

     For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualifying For
	Net				Corporate					Qualifying
	Investment	Short-Term	Long-Term		Dividends	Qualifying	Foreign	Foreign	Qualifying	Short-Term
DFA Investment	Income	Capital Gain	Capital Gain	Total	Received	Dividend	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Credit(3)	Income(4)	Income(5)	Gain(6)
International Small Company
Portfolio	77%	1%	22%	100%	100%	100%	3%	98%	100%	100%
____________________

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND

LWI FINANCIAL INC.
3055 OLIN AVENUE, SUITE 2000 | SAN JOSE, CA 95128
800.366.7266 | SA-FUNDS.COM

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC, THIS REPORT IS PREPARED FOR THE
GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT
AN OFFER OF SHARES OF THE SA FUNDS. SHARES ARE SOLD
ONLY THROUGH THE CURRENTLY EFFECTIVE PROSPECTUS,
WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2014 and June 30, 2013, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $280,612 and $272,435, respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2014 and June 30, 2013, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $15,000, respectively. Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2014 and June 30, 2013, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2014 and June 30, 2013, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $64,386 and $62,512, respectively. Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2014 and June 30, 2013, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2014 and June 30, 2013, the aggregate fees billed by PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $6,300 and $6,300, respectively. Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2014 and June 30, 2013, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2014 and June 30, 2013, aggregate non-audit fees billed by PwC for services rendered to the registrant were $64,386 and $62,512, respectively.

For the twelve month periods ended June 30, 2014 and June 30, 2013, aggregate nonaudit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.4%)
Consumer Discretionary — (18.2%)
#	Accordia Golf Co., Ltd.	615,900	$8,174,839	0.3%
#	Adastria Holdings Co., Ltd.	93,320	2,190,534	0.1%
#	Aeon Fantasy Co., Ltd.	57,832	744,596	0.0%
#*	AGORA Hospitality Group Co., Ltd.	339,000	147,186	0.0%
	Ahresty Corp.	115,300	997,277	0.1%
*	Aigan Co., Ltd.	96,200	267,663	0.0%
	Aisan Industry Co., Ltd.	170,000	1,514,622	0.1%
	Akebono Brake Industry Co., Ltd.	201,800	1,016,982	0.1%
#	Alpen Co., Ltd.	98,000	1,723,148	0.1%
	Alpha Corp.	30,400	309,734	0.0%
	Alpine Electronics, Inc.	272,000	3,836,046	0.2%
	Amiyaki Tei Co., Ltd.	24,500	765,260	0.0%
	Amuse, Inc.	34,099	682,907	0.0%
*	Anrakutei Co., Ltd.	22,000	87,487	0.0%
	AOI Pro, Inc.	39,200	261,566	0.0%
	AOKI Holdings, Inc.	218,500	3,091,865	0.1%
	Aoyama Trading Co., Ltd.	315,900	8,651,007	0.4%
	Arata Corp.	91,000	300,160	0.0%
	Arcland Sakamoto Co., Ltd.	80,500	1,711,802	0.1%
	Asahi Broadcasting Corp.	28,200	178,333	0.0%
#	Asahi Co., Ltd.	78,200	1,126,894	0.1%
#	Asatsu-DK, Inc.	175,600	4,750,788	0.2%
#*	Ashimori Industry Co., Ltd.	319,000	497,541	0.0%
#	ASKUL Corp.	46,600	1,259,544	0.1%
#	Atom Corp.	27,600	159,075	0.0%
#	Atsugi Co., Ltd.	858,000	940,170	0.0%
	Autobacs Seven Co., Ltd.	378,000	6,343,177	0.3%
	Avex Group Holdings, Inc.	191,300	3,370,646	0.1%
	Belluna Co., Ltd.	193,100	974,799	0.1%
#	Best Bridal, Inc.	94,500	609,160	0.0%
	Best Denki Co., Ltd.	396,500	572,011	0.0%
#	Bic Camera, Inc.	497,600	3,857,538	0.2%
#	Bookoff Corp.	54,400	444,674	0.0%
	BRONCO BILLY Co., Ltd.	800	21,486	0.0%
	Calsonic Kansei Corp.	903,000	6,025,859	0.3%
#	Can Do Co., Ltd.	64,500	1,013,782	0.1%
#	Central Sports Co., Ltd.	27,000	426,243	0.0%
	CHIMNEY Co., Ltd.	6,000	128,069	0.0%
#	Chiyoda Co., Ltd.	134,600	3,015,618	0.1%
	Chofu Seisakusho Co., Ltd.	88,800	2,374,964	0.1%
	Chori Co., Ltd.	72,900	885,802	0.0%
	Chuo Spring Co., Ltd.	202,000	620,517	0.0%
#*	Clarion Co., Ltd.	521,000	1,394,841	0.1%
	Cleanup Corp.	133,500	1,197,337	0.1%
	Colowide Co., Ltd.	237,500	2,970,344	0.1%
#	COOKPAD, Inc.	70,900	1,727,371	0.1%
	Corona Corp.	80,400	901,994	0.0%
#	Cross Plus, Inc.	22,000	174,128	0.0%
	DA Consortium, Inc.	56,600	247,539	0.0%
	Daido Metal Co., Ltd.	177,000	2,231,568	0.1%
#	Daidoh, Ltd.	126,100	711,070	0.0%
1

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#*	Daiei, Inc. (The)	685,650	$2,072,323	0.1%
#	Daiichikosho Co., Ltd.	137,600	3,952,130	0.2%
	Daikoku Denki Co., Ltd.	41,500	689,500	0.0%
	Daimaruenawin Co., Ltd.	400	3,071	0.0%
	Dainichi Co., Ltd.	54,900	408,854	0.0%
#	Daisyo Corp.	54,300	734,280	0.0%
	DCM Holdings Co., Ltd.	491,600	3,554,696	0.2%
#	Descente, Ltd.	240,000	2,152,367	0.1%
	Doshisha Co., Ltd.	130,300	2,297,075	0.1%
	Doutor Nichires Holdings Co., Ltd.	173,686	3,077,369	0.1%
#	Dunlop Sports Co., Ltd.	77,500	938,073	0.0%
	Dynic Corp.	174,000	276,703	0.0%
	Eagle Industry Co., Ltd.	147,900	2,647,008	0.1%
#	EDION Corp.	528,800	3,670,923	0.2%
	Exedy Corp.	179,600	5,345,473	0.2%
	F T Communications Co., Ltd.	1,100	30,954	0.0%
	F-Tech, Inc.	26,200	345,488	0.0%
#	FCC Co., Ltd.	197,400	3,713,103	0.2%
	Fields Corp.	83,600	1,237,674	0.1%
	Fine Sinter Co., Ltd.	49,000	165,785	0.0%
	First Juken Co., Ltd.	6,300	83,641	0.0%
	Foster Electric Co., Ltd.	129,400	1,770,442	0.1%
#	France Bed Holdings Co., Ltd.	681,000	1,250,831	0.1%
#	Fuji Co., Ltd.	105,000	2,203,632	0.1%
	Fuji Corp., Ltd.	127,000	796,561	0.0%
#	Fuji Kiko Co., Ltd.	148,000	618,237	0.0%
#	Fuji Kyuko Co., Ltd.	69,000	786,192	0.0%
	Fuji Oozx, Inc.	6,000	25,237	0.0%
#	Fujibo Holdings, Inc.	756,000	2,112,515	0.1%
#	Fujikura Rubber, Ltd.	36,000	325,939	0.0%
	Fujita Kanko, Inc.	30,000	109,720	0.0%
	Fujitsu General, Ltd.	362,000	3,993,168	0.2%
	FuKoKu Co., Ltd.	32,100	314,278	0.0%
	Funai Electric Co., Ltd.	84,200	849,332	0.0%
#	Furukawa Battery Co., Ltd.	91,000	641,525	0.0%
	Futaba Industrial Co., Ltd.	315,800	1,444,466	0.1%
	G-7 Holdings, Inc.	29,200	268,099	0.0%
	G-Tekt Corp.	91,600	1,199,142	0.1%
#	Gakken Holdings Co., Ltd.	322,000	896,721	0.0%
#	Genki Sushi Co., Ltd.	21,400	401,270	0.0%
#	Geo Holdings Corp.	184,700	1,609,059	0.1%
#	GLOBERIDE, Inc.	540,000	682,872	0.0%
	Goldwin, Inc.	188,000	840,564	0.0%
#	Gourmet Kineya Co., Ltd.	87,000	707,381	0.0%
	GSI Creos Corp.	289,000	437,000	0.0%
	Gulliver International Co., Ltd.	379,700	3,118,350	0.1%
	Gunze, Ltd.	1,111,000	3,191,822	0.1%
	H-One Co., Ltd.	69,500	561,524	0.0%
#	H2O Retailing Corp.	907,610	7,036,672	0.3%
#	Hagihara Industries, Inc.	11,600	174,368	0.0%
	Hakuyosha Co., Ltd.	65,000	154,069	0.0%
#	Happinet Corp.	86,400	1,432,595	0.1%

2

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Hard Off Corp. Co., Ltd.	49,700	$431,938	0.0%
	Haruyama Trading Co., Ltd.	47,900	339,996	0.0%
	Heiwa Corp.	78,200	1,737,486	0.1%
	HI-LEX Corp.	62,900	1,738,527	0.1%
#	Hiday Hidaka Corp.	60,564	1,402,082	0.1%
	Higashi Nihon House Co., Ltd.	223,600	1,174,457	0.1%
#	Himaraya Co., Ltd.	35,900	386,354	0.0%
#	Hiramatsu, Inc.	144,700	966,875	0.0%
	HIS Co., Ltd.	203,600	6,575,958	0.3%
#	Honeys Co., Ltd.	92,940	890,306	0.0%
#	Hoosiers Holdings Co., Ltd.	153,500	796,479	0.0%
#	Ichibanya Co., Ltd.	38,900	1,628,769	0.1%
#	Ichikoh Industries, Ltd.	294,000	467,422	0.0%
*	IJT Technology Holdings Co., Ltd.	128,280	542,615	0.0%
#	Ikyu Corp.	49,200	678,487	0.0%
#	Imasen Electric Industrial	77,900	1,142,049	0.1%
	Imperial Hotel, Ltd.	14,200	342,143	0.0%
#	Intage Holdings, Inc.	75,900	1,033,477	0.1%
*	Izuhakone Railway Co., Ltd.	300	—	0.0%
*	Izutsuya Co., Ltd.	555,000	394,729	0.0%
*	Janome Sewing Machine Co., Ltd.	822,000	739,026	0.0%
	Japan Vilene Co., Ltd.	154,000	868,454	0.0%
#	Japan Wool Textile Co., Ltd. (The)	336,000	2,647,013	0.1%
#	Jin Co., Ltd.	78,200	2,495,885	0.1%
#	Joban Kosan Co., Ltd.	257,000	380,622	0.0%
#	Joshin Denki Co., Ltd.	209,000	1,872,809	0.1%
#	JP-Holdings, Inc.	117,100	526,216	0.0%
*	JVC Kenwood Corp.	874,630	1,839,164	0.1%
#	K's Holdings Corp.	22,600	656,124	0.0%
#	Kadokawa Corp.	113,300	3,594,826	0.2%
	Kasai Kogyo Co., Ltd.	141,000	1,096,837	0.1%
#	Kawai Musical Instruments Manufacturing Co., Ltd.	446,000	916,002	0.0%
	Keihin Corp.	260,200	4,137,517	0.2%
#	Keiyo Co., Ltd.	181,300	880,510	0.0%
	KFC Holdings Japan, Ltd.	77,000	1,627,882	0.1%
#*	Kintetsu Department Store Co., Ltd.	49,000	185,308	0.0%
#	Kinugawa Rubber Industrial Co., Ltd.	273,000	1,393,630	0.1%
	Kitamura Co., Ltd.	2,000	13,187	0.0%
*	KNT-CT Holdings Co., Ltd.	409,000	783,832	0.0%
#	Kohnan Shoji Co., Ltd.	194,000	1,965,049	0.1%
*	Kojima Co., Ltd.	145,700	447,378	0.0%
	Komatsu Seiren Co., Ltd.	146,000	847,708	0.0%
	Komeri Co., Ltd.	174,100	4,546,755	0.2%
#	Konaka Co., Ltd.	122,960	963,501	0.0%
#	Koshidaka Holdings Co., Ltd.	21,200	747,337	0.0%
	Kourakuen Corp.	900	12,287	0.0%
	KU Holdings Co., Ltd.	136,400	865,636	0.0%
	Kura Corp.	66,500	1,798,660	0.1%
	Kurabo Industries, Ltd.	1,272,000	2,312,269	0.1%
	Kuraudia Co., Ltd.	5,700	68,572	0.0%
	KYB Co., Ltd.	1,012,000	4,767,906	0.2%
	Kyoritsu Maintenance Co., Ltd.	59,060	2,457,508	0.1%

3

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Kyoto Kimono Yuzen Co., Ltd.	59,800	$603,876	0.0%
	LEC, Inc.	42,800	457,956	0.0%
#	Look, Inc.	219,000	614,192	0.0%
#	Mamiya-Op Co., Ltd.	316,000	703,136	0.0%
#	Marche Corp.	23,000	191,123	0.0%
#	Mars Engineering Corp.	48,400	955,405	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	29,800	106,858	0.0%
	Maruzen Co., Ltd.	46,000	437,253	0.0%
#	Matsuya Foods Co., Ltd.	48,200	902,002	0.0%
	Meiko Network Japan Co., Ltd.	80,100	1,023,990	0.1%
	Meiwa Estate Co., Ltd.	56,900	252,805	0.0%
	Mikuni Corp.	108,000	434,190	0.0%
	Misawa Homes Co., Ltd.	162,300	2,133,571	0.1%
	Mitsuba Corp.	202,090	3,210,824	0.1%
	Mitsui Home Co., Ltd.	170,000	807,567	0.0%
#	Mizuno Corp.	564,000	3,379,430	0.1%
#	Monogatari Corp. (The)	23,000	695,212	0.0%
#	MOS Food Services, Inc.	24,000	526,107	0.0%
	Mr Max Corp.	119,000	398,340	0.0%
	Murakami Corp.	11,000	153,693	0.0%
#	Musashi Seimitsu Industry Co., Ltd.	123,200	3,090,948	0.1%
	Nafco Co., Ltd.	32,000	530,489	0.0%
#	Nagawa Co., Ltd.	8,900	245,811	0.0%
#*	Naigai Co., Ltd.	1,450,000	988,717	0.1%
	Nakayamafuku Co., Ltd.	9,500	76,365	0.0%
	Next Co., Ltd.	35,200	295,918	0.0%
	Nexyz Corp.	2,900	27,926	0.0%
	Nice Holdings, Inc.	460,000	989,077	0.1%
	Nifco, Inc.	285,300	9,519,841	0.4%
	Nihon Eslead Corp.	10,800	109,294	0.0%
#	Nihon Plast Co., Ltd.	1,600	11,340	0.0%
	Nihon Tokushu Toryo Co., Ltd.	56,000	317,246	0.0%
	Nippon Felt Co., Ltd.	67,200	315,086	0.0%
	Nippon Piston Ring Co., Ltd.	470,000	881,497	0.0%
	Nippon Seiki Co., Ltd.	246,400	4,761,164	0.2%
	Nishikawa Rubber Co., Ltd.	15,000	260,582	0.0%
	Nishimatsuya Chain Co., Ltd.	299,300	2,644,778	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	723,099	0.0%
#	Nissei Build Kogyo Co., Ltd.	131,000	387,173	0.0%
#	Nissin Kogyo Co., Ltd.	214,800	4,263,661	0.2%
	Nittan Valve Co., Ltd.	82,800	267,376	0.0%
	Ohashi Technica, Inc.	22,000	218,362	0.0%
#	Ohsho Food Service Corp.	60,800	2,697,487	0.1%
	Onward Holdings Co., Ltd.	753,000	5,405,774	0.2%
#	OPT, Inc.	62,700	494,019	0.0%
	Otsuka Kagu, Ltd.	40,700	402,268	0.0%
	Pacific Industrial Co., Ltd.	213,100	1,740,073	0.1%
#	Pal Co., Ltd.	62,700	1,489,807	0.1%
	Paltac Corp.	189,534	2,669,947	0.1%
#	PanaHome Corp.	460,200	3,594,299	0.2%
	Parco Co., Ltd.	103,600	884,791	0.0%
	Paris Miki Holdings, Inc.	164,400	812,740	0.0%

4

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	PIA Corp.	100	$1,773	0.0%
	Piolax, Inc.	57,900	2,229,404	0.1%
*	Pioneer Corp.	1,903,400	4,195,883	0.2%
	Plenus Co., Ltd.	125,100	2,881,551	0.1%
	Press Kogyo Co., Ltd.	558,000	2,137,712	0.1%
#	Pressance Corp.	34,000	1,008,624	0.1%
#	Proto Corp.	61,600	909,010	0.0%
	Renaissance, Inc.	40,900	356,627	0.0%
#*	Renown, Inc.	326,600	403,055	0.0%
	Resort Solution Co., Ltd.	180,000	424,561	0.0%
	Resorttrust, Inc.	401,216	8,011,758	0.3%
	Rhythm Watch Co., Ltd.	658,000	975,207	0.1%
#	Riberesute Corp.	12,700	79,745	0.0%
#	Right On Co., Ltd.	79,525	592,124	0.0%
	Riken Corp.	512,000	2,366,944	0.1%
	Ringer Hut Co., Ltd.	7,900	132,228	0.0%
	Roland Corp.	92,800	1,701,904	0.1%
#	Round One Corp.	440,800	2,808,536	0.1%
#	Royal Holdings Co., Ltd.	148,500	2,487,935	0.1%
	Sagami Chain Co., Ltd.	16,000	152,249	0.0%
#	Saizeriya Co., Ltd.	166,500	2,116,774	0.1%
#	Sakai Ovex Co., Ltd.	321,000	542,357	0.0%
	San Holdings, Inc.	14,000	193,261	0.0%
#	Sanden Corp.	623,000	3,459,907	0.1%
	Sanei Architecture Planning Co., Ltd.	43,300	386,969	0.0%
#	Sangetsu Co., Ltd.	170,725	4,627,035	0.2%
#	Sanko Marketing Foods Co., Ltd.	30,400	271,360	0.0%
	Sankyo Seiko Co., Ltd.	188,700	769,633	0.0%
	Sanoh Industrial Co., Ltd.	140,500	1,023,558	0.1%
	Sanyo Electric Railway Co., Ltd.	121,000	551,431	0.0%
	Sanyo Housing Nagoya Co., Ltd.	51,800	558,647	0.0%
	Sanyo Shokai, Ltd.	678,000	1,539,911	0.1%
	Sato Restaurant Systems Co., Ltd.	2,700	23,312	0.0%
	Scroll Corp.	152,100	417,503	0.0%
	Seiko Holdings Corp.	954,407	3,877,871	0.2%
	Seiren Co., Ltd.	296,700	2,567,802	0.1%
#	Senshukai Co., Ltd.	183,700	1,588,894	0.1%
#	Septeni Holdings Co., Ltd.	78,600	854,107	0.0%
#	Seria Co., Ltd.	96,800	4,451,485	0.2%
#	Shidax Corp.	85,200	428,878	0.0%
#	Shikibo, Ltd.	802,000	934,802	0.0%
#	Shimachu Co., Ltd.	273,900	6,545,503	0.3%
	Shimojima Co., Ltd.	23,800	257,452	0.0%
	Shiroki Corp.	285,000	607,830	0.0%
	Shobunsha Publications, Inc.	279,800	1,817,438	0.1%
	Shochiku Co., Ltd.	107,000	993,119	0.1%
	Showa Corp.	320,400	3,903,446	0.2%
#	SKY Perfect JSAT Holdings, Inc.	892,200	5,231,723	0.2%
	SNT Corp.	110,200	497,754	0.0%
	Soft99 Corp.	70,600	467,079	0.0%
	Sotoh Co., Ltd.	49,700	461,185	0.0%
	SPK Corp.	17,200	320,434	0.0%

5

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	St Marc Holdings Co., Ltd.	46,400	$2,487,663	0.1%
#	Starbucks Coffee Japan, Ltd.	143,100	1,643,974	0.1%
	Starts Corp., Inc.	100,400	1,600,539	0.1%
	Step Co., Ltd.	39,200	312,467	0.0%
#	Studio Alice Co., Ltd.	61,800	901,510	0.0%
	Suminoe Textile Co., Ltd.	342,000	1,027,033	0.1%
	Sumitomo Forestry Co., Ltd.	268,366	3,276,652	0.1%
	Suncall Corp.	28,000	189,557	0.0%
	T RAD Co., Ltd.	373,000	1,021,017	0.1%
#	T-Gaia Corp.	60,200	572,206	0.0%
#	Tachi-S Co., Ltd.	167,540	2,898,282	0.1%
	Tachikawa Corp.	50,800	301,957	0.0%
	Taiho Kogyo Co., Ltd.	98,300	1,059,798	0.1%
	Takamatsu Construction Group Co., Ltd.	90,500	1,540,423	0.1%
	Take And Give Needs Co., Ltd.	54,770	746,700	0.0%
	Takihyo Co., Ltd.	76,000	316,690	0.0%
	Tama Home Co., Ltd.	7,100	51,404	0.0%
#	Tamron Co., Ltd.	106,500	2,551,525	0.1%
#	TBK Co., Ltd.	116,000	617,224	0.0%
*	Ten Allied Co., Ltd.	50,000	159,435	0.0%
	Tigers Polymer Corp.	59,000	315,547	0.0%
#	Toa Corp.	108,500	1,329,012	0.1%
#	Toabo Corp.	529,000	376,133	0.0%
#	Toei Animation Co., Ltd.	22,500	612,890	0.0%
	Toei Co., Ltd.	416,000	2,254,075	0.1%
	Tohokushinsha Film Corp.	24,300	195,544	0.0%
#	Tokai Rika Co., Ltd.	295,500	5,936,259	0.2%
	Tokai Rubber Industries, Ltd.	225,500	2,556,713	0.1%
#	Token Corp.	46,450	2,167,062	0.1%
	Tokyo Derica Co., Ltd.	33,300	678,345	0.0%
	Tokyo Dome Corp.	1,200,200	5,667,448	0.2%
	Tokyo Soir Co., Ltd.	9,000	22,383	0.0%
#	Tokyu Recreation Co., Ltd.	79,000	482,042	0.0%
#	Tomy Co., Ltd.	379,793	2,201,991	0.1%
	Topre Corp.	214,500	2,916,476	0.1%
#	Toridoll.corp	108,300	991,026	0.1%
#	Tosho Co., Ltd.	32,300	665,454	0.0%
#	Toyo Tire & Rubber Co., Ltd.	337,500	5,746,036	0.2%
#	TPR Co., Ltd.	117,900	2,933,766	0.1%
#	TSI Holdings Co., Ltd.	516,595	3,570,967	0.2%
	Tsukamoto Corp. Co., Ltd.	190,000	257,292	0.0%
	Tsutsumi Jewelry Co., Ltd.	49,300	1,212,764	0.1%
	Tv Tokyo Holdings Corp.	34,800	544,229	0.0%
	Tyo, Inc.	272,200	510,909	0.0%
#	U-Shin, Ltd.	148,800	857,766	0.0%
#	Unipres Corp.	214,200	5,150,651	0.2%
#	United Arrows, Ltd.	116,300	4,688,755	0.2%
#*	Unitika, Ltd.	720,000	341,651	0.0%
#	Universal Entertainment Corp.	66,800	1,185,618	0.1%
#*	Usen Corp.	688,180	2,848,348	0.1%
#	Village Vanguard Co., Ltd.	25,800	325,057	0.0%
#	VT Holdings Co., Ltd.	457,300	2,612,302	0.1%

6

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Wacoal Holdings Corp.	532,000	$5,778,025	0.2%
#	Watabe Wedding Corp.	43,000	259,778	0.0%
#	WATAMI Co., Ltd.	132,900	1,877,505	0.1%
#	West Holdings Corp.	93,300	1,404,383	0.1%
	Wowow, Inc.	28,300	1,075,035	0.1%
	Xebio Co., Ltd.	146,600	2,875,616	0.1%
	Yachiyo Industry Co., Ltd.	8,800	59,494	0.0%
	Yamato International, Inc.	20,400	92,042	0.0%
	Yellow Hat, Ltd.	95,400	2,205,528	0.1%
	Yomiuri Land Co., Ltd.	146,000	687,826	0.0%
	Yondoshi Holdings, Inc.	103,120	2,126,701	0.1%
	Yonex Co., Ltd.	40,000	304,326	0.0%
	Yorozu Corp.	92,300	1,833,217	0.1%
	Yoshinoya Holdings Co., Ltd.	40,600	572,282	0.0%
	Yutaka Giken Co., Ltd.	1,000	22,944	0.0%
#	Zenrin Co., Ltd.	152,800	1,753,451	0.1%
#	Zensho Holdings Co., Ltd.	545,300	5,553,661	0.2%
#	Zojirushi Corp.	83,000	378,496	0.0%
Total Consumer Discretionary			505,643,847	20.3%

Consumer Staples — (7.9%)
	Aderans Co., Ltd.	92,400	1,448,477	0.1%
	Aeon Hokkaido Corp.	339,700	2,059,917	0.1%
#	Ain Pharmaciez, Inc.	71,200	3,435,485	0.1%
	Arcs Co., Ltd.	190,900	4,035,035	0.2%
	Ariake Japan Co., Ltd.	102,000	2,684,556	0.1%
#	Artnature, Inc.	38,800	1,154,455	0.1%
	Axial Retailing, Inc.	69,900	1,104,155	0.0%
	Belc Co., Ltd.	43,100	1,018,807	0.0%
	Cawachi, Ltd.	88,200	1,685,188	0.1%
	Chubu Shiryo Co., Ltd.	110,700	714,211	0.0%
#	Chuo Gyorui Co., Ltd.	93,000	221,512	0.0%
	Coca-Cola East Japan Co., Ltd.	7,464	190,069	0.0%
	Cocokara fine, Inc.	89,360	2,717,795	0.1%
	CREATE SD HOLDINGS Co., Ltd.	39,500	1,353,747	0.1%
#	Daikokutenbussan Co., Ltd.	32,600	832,744	0.0%
	Dr Ci:Labo Co., Ltd.	75,700	2,857,996	0.1%
#	Dydo Drinco, Inc.	49,800	2,281,535	0.1%
	Ezaki Glico Co., Ltd.	379,000	6,021,794	0.2%
#	Fancl Corp.	232,200	2,791,269	0.1%
#*	First Baking Co., Ltd.	183,000	218,233	0.0%
	Fuji Oil Co., Ltd.	367,600	5,249,662	0.2%
	Fujicco Co., Ltd.	117,600	1,476,353	0.1%
#	Fujiya Co., Ltd.	240,000	473,564	0.0%
	Hagoromo Foods Corp.	39,000	413,948	0.0%
	Heiwado Co., Ltd.	176,800	2,708,985	0.1%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	442,181	0.0%
#	Hokuto Corp.	130,400	2,584,260	0.1%
#	House Foods Group, Inc.	195,000	3,654,518	0.2%
	Inageya Co., Ltd.	172,800	1,748,315	0.1%
	Itochu-Shokuhin Co., Ltd.	27,400	971,252	0.0%
	Itoham Foods, Inc.	954,800	4,219,201	0.2%

7

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Iwatsuka Confectionery Co., Ltd.	300	$14,954	0.0%
#	J-Oil Mills, Inc.	519,000	1,685,187	0.1%
#	Kagome Co., Ltd.	81,300	1,438,042	0.1%
#	Kakiyasu Honten Co., Ltd.	16,600	257,858	0.0%
	Kameda Seika Co., Ltd.	71,100	2,268,871	0.1%
	Kansai Super Market, Ltd.	16,700	143,889	0.0%
#	Kasumi Co., Ltd.	234,300	1,711,726	0.1%
	Kato Sangyo Co., Ltd.	113,200	2,547,283	0.1%
	Kenko Mayonnaise Co., Ltd.	39,800	391,248	0.0%
	Key Coffee, Inc.	101,600	1,615,853	0.1%
	Kirindo Co., Ltd.	28,300	192,249	0.0%
#	Kose Corp.	124,900	4,773,601	0.2%
	Kotobuki Spirits Co., Ltd.	13,700	329,697	0.0%
	Kusuri No Aoki Co., Ltd.	50,200	1,818,780	0.1%
	Kyodo Shiryo Co., Ltd.	408,000	414,289	0.0%
#	Kyokuyo Co., Ltd.	445,000	1,142,588	0.1%
#	Life Corp.	183,400	3,096,733	0.1%
#	Lion Corp.	606,000	3,512,330	0.1%
	Mandom Corp.	121,500	4,323,063	0.2%
	Marudai Food Co., Ltd.	534,000	1,775,941	0.1%
#	Maruetsu, Inc. (The)	375,000	1,348,039	0.1%
#	Maruha Nichiro Corp.	231,507	3,782,083	0.2%
	Matsumotokiyoshi Holdings Co., Ltd.	175,300	6,067,614	0.2%
#	Maxvalu Nishinihon Co., Ltd.	2,400	33,065	0.0%
	Maxvalu Tokai Co., Ltd.	57,500	812,861	0.0%
	Medical System Network Co., Ltd.	78,200	287,547	0.0%
	Megmilk Snow Brand Co., Ltd.	259,000	3,362,154	0.1%
	Meito Sangyo Co., Ltd.	57,300	654,899	0.0%
	Milbon Co., Ltd.	62,076	2,096,097	0.1%
#	Ministop Co., Ltd.	86,700	1,402,997	0.1%
#	Mitsubishi Shokuhin Co., Ltd.	87,800	2,207,635	0.1%
	Mitsui Sugar Co., Ltd.	529,850	2,002,924	0.1%
	Miyoshi Oil & Fat Co., Ltd.	375,000	532,562	0.0%
	Morinaga & Co., Ltd.	1,075,000	2,333,383	0.1%
	Morinaga Milk Industry Co., Ltd.	1,066,000	3,834,314	0.2%
	Morozoff, Ltd.	139,000	477,287	0.0%
	Nagatanien Co., Ltd.	125,000	1,238,030	0.1%
	Nakamuraya Co., Ltd.	189,000	766,550	0.0%
	Natori Co., Ltd.	20,300	224,937	0.0%
	Nichimo Co., Ltd.	170,000	297,008	0.0%
	Nichirei Corp.	1,393,000	6,691,531	0.3%
#	Nihon Chouzai Co., Ltd.	8,080	214,667	0.0%
	Niitaka Co., Ltd.	7,260	75,695	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	619,000	1,161,097	0.1%
	Nippon Flour Mills Co., Ltd.	668,000	3,552,987	0.1%
#	Nippon Formula Feed Manufacturing Co., Ltd.	477,000	550,412	0.0%
*	Nippon Suisan Kaisha, Ltd.	1,326,000	4,097,317	0.2%
#	Nisshin Oillio Group, Ltd. (The)	639,000	2,340,125	0.1%
	Nissin Sugar Co., Ltd.	20,000	438,127	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	64,000	200,220	0.0%
	Noevir Holdings Co., Ltd.	83,900	1,683,807	0.1%
	Oenon Holdings, Inc.	316,000	735,891	0.0%

8

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	OIE Sangyo Co., Ltd.	20,900	$175,248	0.0%
	Okuwa Co., Ltd.	120,000	1,228,037	0.1%
	Olympic Group Corp.	64,900	671,835	0.0%
	OUG Holdings, Inc.	29,000	65,037	0.0%
#	Pigeon Corp.	163,400	8,619,299	0.4%
	Prima Meat Packers, Ltd.	874,000	2,216,088	0.1%
	Qol Co., Ltd.	54,100	334,886	0.0%
	Riken Vitamin Co., Ltd.	79,200	2,029,043	0.1%
#	Rock Field Co., Ltd.	56,700	1,088,732	0.0%
#	Rokko Butter Co., Ltd.	33,200	290,785	0.0%
	S Foods, Inc.	77,762	1,128,472	0.0%
#	S&B Foods, Inc.	499	19,075	0.0%
	Sakata Seed Corp.	177,600	2,449,060	0.1%
#	San-A Co., Ltd.	93,200	2,827,085	0.1%
	Sapporo Holdings, Ltd.	1,874,000	7,552,121	0.3%
#	Shoei Foods Corp.	44,000	356,268	0.0%
	Showa Sangyo Co., Ltd.	524,000	1,902,811	0.1%
	Sogo Medical Co., Ltd.	28,400	1,284,364	0.1%
	ST Corp.	78,900	785,066	0.0%
#	Starzen Co., Ltd.	328,000	924,499	0.0%
#	Takara Holdings, Inc.	702,500	6,166,550	0.3%
#	Tobu Store Co., Ltd.	205,000	558,527	0.0%
	Toho Co., Ltd.	194,000	750,823	0.0%
#	Tohto Suisan Co., Ltd.	150,000	281,284	0.0%
	Torigoe Co., Ltd. (The)	86,600	600,972	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	154,884	0.0%
	UNY Group Holdings Co., Ltd.	1,254,600	7,866,490	0.3%
	Uoriki Co., Ltd.	2,400	37,274	0.0%
	Valor Co., Ltd.	201,400	3,340,632	0.1%
	Warabeya Nichiyo Co., Ltd.	80,760	1,634,389	0.1%
#	Welcia Holdings Co., Ltd.	51,800	3,174,669	0.1%
	Yaizu Suisankagaku Industry Co., Ltd.	44,800	431,724	0.0%
	Yamatane Corp.	535,000	978,832	0.0%
#	Yamaya Corp.	22,800	421,038	0.0%
	Yaoko Co., Ltd.	44,200	2,334,577	0.1%
	Yokohama Reito Co., Ltd.	241,200	1,971,559	0.1%
	Yomeishu Seizo Co., Ltd.	100,000	953,579	0.0%
	Yuasa Funashoku Co., Ltd.	112,000	290,894	0.0%
	Yutaka Foods Corp.	6,000	108,692	0.0%
Total Consumer Staples			219,732,463	8.8%

Energy — (1.0%)
#	BP Castrol K.K.	66,500	444,506	0.0%
#	Cosmo Oil Co., Ltd.	2,815,000	6,037,470	0.2%
	Fuji Kosan Co., Ltd.	33,100	212,996	0.0%
#	Fuji Oil Co., Ltd.	293,100	973,839	0.0%
	Itochu Enex Co., Ltd.	311,000	2,234,492	0.1%
#	Japan Drilling Co., Ltd.	28,600	1,499,154	0.1%
	Japan Oil Transportation Co., Ltd.	84,000	190,702	0.0%
	Kyoei Tanker Co., Ltd.	111,000	228,017	0.0%
	Mitsuuroko Group Holdings Co., Ltd.	195,800	1,170,553	0.1%
#	Modec, Inc.	1,600	38,269	0.0%

9

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	Nippon Coke & Engineering Co., Ltd.	1,410,500	$1,629,832	0.1%
#	Nippon Gas Co., Ltd.	164,500	3,811,474	0.2%
	Nippon Seiro Co., Ltd.	64,000	160,440	0.0%
#	Sala Corp.	128,500	705,156	0.0%
	San-Ai Oil Co., Ltd.	314,000	2,365,709	0.1%
#	Shinko Plantech Co., Ltd.	227,900	1,785,572	0.1%
#	Sinanen Co., Ltd.	268,000	1,112,302	0.0%
	Toa Oil Co., Ltd.	427,000	704,443	0.0%
#	Toyo Kanetsu K.K.	628,000	1,613,702	0.1%
Total Energy			26,918,628	1.1%

Financials — (10.0%)
	77 Bank, Ltd. (The)	589,000	3,106,892	0.1%
	Aichi Bank, Ltd. (The)	54,200	2,835,618	0.1%
	Airport Facilities Co., Ltd.	136,670	957,584	0.0%
	Aizawa Securities Co., Ltd.	179,600	1,010,363	0.0%
	Akita Bank, Ltd. (The)	1,120,400	3,097,761	0.1%
	Anabuki Kosan, Inc.	6,000	20,083	0.0%
#	Aomori Bank, Ltd. (The)	1,136,000	3,274,933	0.1%
	Asax Co., Ltd.	1,700	21,178	0.0%
	Awa Bank, Ltd. (The)	1,112,000	6,324,956	0.3%
#	Bank of Iwate, Ltd. (The)	105,100	5,174,381	0.2%
	Bank of Kochi, Ltd. (The)	178,000	261,947	0.0%
	Bank of Nagoya, Ltd. (The)	971,297	3,865,290	0.2%
#	Bank of Okinawa, Ltd. (The)	110,300	4,771,257	0.2%
	Bank of Saga, Ltd. (The)	771,000	1,781,195	0.1%
#	Bank of the Ryukyus, Ltd.	226,180	3,243,513	0.1%
	Chiba Kogyo Bank, Ltd. (The)	230,600	1,792,368	0.1%
	Chukyo Bank, Ltd. (The)	676,000	1,221,635	0.1%
	Daibiru Corp.	311,100	3,183,199	0.1%
	Daiichi Commodities Co., Ltd.	13,700	63,622	0.0%
	Daiko Clearing Services Corp.	43,000	275,447	0.0%
#	Daikyo, Inc.	1,959,000	4,606,414	0.2%
	Daisan Bank, Ltd. (The)	750,000	1,325,696	0.1%
	Daishi Bank, Ltd. (The)	2,031,000	7,624,452	0.3%
	Daito Bank, Ltd. (The)	898,000	1,091,325	0.0%
#	Ehime Bank, Ltd. (The)	810,000	1,896,013	0.1%
	Eighteenth Bank, Ltd. (The)	1,093,000	2,837,531	0.1%
#	FIDEA Holdings Co., Ltd.	572,000	1,180,443	0.0%
#	Financial Products Group Co., Ltd.	77,800	698,738	0.0%
	Fukui Bank, Ltd. (The)	1,205,000	2,962,018	0.1%
#	Fukushima Bank, Ltd. (The)	1,368,000	1,189,436	0.1%
	Fuyo General Lease Co., Ltd.	84,100	3,760,800	0.2%
#	GCA Savvian Corp.	71,800	667,844	0.0%
	Goldcrest Co., Ltd.	102,890	2,261,604	0.1%
	Grandy House Corp.	4,900	16,885	0.0%
	Heiwa Real Estate Co., Ltd.	252,000	4,057,078	0.2%
	Higashi-Nippon Bank, Ltd. (The)	832,000	2,120,241	0.1%
	Higo Bank, Ltd. (The)	1,057,000	5,887,156	0.2%
	Hokkoku Bank, Ltd. (The)	1,638,000	5,629,157	0.2%
	Hokuetsu Bank, Ltd. (The)	1,206,000	2,512,922	0.1%
	Hyakugo Bank, Ltd. (The)	1,441,609	6,008,723	0.2%

10

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Hyakujushi Bank, Ltd. (The)	1,507,000	$5,431,984	0.2%
	IBJ Leasing Co., Ltd.	64,900	1,711,485	0.1%
#	Ichiyoshi Securities Co., Ltd.	99,600	1,406,583	0.1%
	IwaiCosmo Holdings, Inc.	112,200	1,301,763	0.1%
	Jimoto Holdings, Inc.	208,000	445,491	0.0%
#	Jowa Holdings Co., Ltd.	42,500	1,592,584	0.1%
	Juroku Bank, Ltd. (The)	1,992,000	7,457,084	0.3%
#	kabu.com Securities Co., Ltd.	413,700	2,039,158	0.1%
#	Kabuki-Za Co., Ltd.	39,000	1,909,264	0.1%
	Kagoshima Bank, Ltd. (The)	921,000	6,222,189	0.3%
	Kansai Urban Banking Corp.	1,162,000	1,422,108	0.1%
	Keihanshin Building Co., Ltd.	165,500	898,792	0.0%
	Keiyo Bank, Ltd. (The)	1,237,000	6,280,593	0.3%
	Kita-Nippon Bank, Ltd. (The)	50,006	1,296,148	0.1%
	Kiyo Bank, Ltd. (The)	382,290	5,207,642	0.2%
#	Kosei Securities Co., Ltd. (The)	11,000	25,759	0.0%
#	Kyokuto Securities Co., Ltd.	67,600	1,171,627	0.0%
	Land Business Co., Ltd.	59,500	241,010	0.0%
#*	Leopalace21 Corp.	1,399,900	7,220,528	0.3%
	Marusan Securities Co., Ltd.	385,500	3,102,500	0.1%
#	Michinoku Bank, Ltd. (The)	795,000	1,671,971	0.1%
	Mie Bank, Ltd. (The)	440,000	1,003,649	0.0%
	Minato Bank, Ltd. (The)	1,076,000	1,977,056	0.1%
	Mito Securities Co., Ltd.	299,200	1,149,958	0.0%
	Miyazaki Bank, Ltd. (The)	938,000	3,102,628	0.1%
#	Monex Group, Inc.	872,100	3,230,877	0.1%
#	Money Partners Group Co., Ltd.	52,400	130,393	0.0%
	Musashino Bank, Ltd. (The)	196,000	6,872,242	0.3%
#	Nagano Bank, Ltd. (The)	496,000	915,822	0.0%
	Nanto Bank, Ltd. (The)	955,000	3,960,645	0.2%
*	New Real Property K.K.	43,900	—	0.0%
#	Nisshin Fudosan Co.	211,000	839,818	0.0%
	North Pacific Bank, Ltd.	1,607,300	6,938,086	0.3%
	Ogaki Kyoritsu Bank, Ltd. (The)	2,012,000	5,644,358	0.2%
	Oita Bank, Ltd. (The)	973,900	3,520,137	0.1%
	Okasan Securities Group, Inc.	212,000	1,761,475	0.1%
	Relo Holdings, Inc.	54,400	3,508,926	0.1%
	Ricoh Leasing Co., Ltd.	98,200	2,804,989	0.1%
	SAMTY Co., Ltd.	27,700	171,578	0.0%
	San-In Godo Bank, Ltd. (The)	961,000	7,144,070	0.3%
	Sankyo Frontier Co., Ltd.	2,000	15,028	0.0%
#	Sawada Holdings Co., Ltd.	131,000	1,170,156	0.0%
	Senshu Ikeda Holdings, Inc.	1,094,800	5,577,768	0.2%
	Shiga Bank, Ltd. (The)	986,000	5,939,020	0.2%
	Shikoku Bank, Ltd. (The)	1,055,000	2,353,605	0.1%
	Shimane Bank, Ltd. (The)	15,600	202,498	0.0%
	Shimizu Bank, Ltd. (The)	46,300	1,259,371	0.1%
#	Sparx Group Co., Ltd.	39,000	90,716	0.0%
	Sumitomo Real Estate Sales Co., Ltd.	61,360	1,960,403	0.1%
#	Sun Frontier Fudousan Co., Ltd.	133,700	1,608,879	0.1%
	Taiko Bank, Ltd. (The)	189,000	431,051	0.0%
	Takagi Securities Co., Ltd.	212,000	569,741	0.0%

11

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Takara Leben Co., Ltd.	116,900	$422,952	0.0%
#	TOC Co., Ltd.	435,250	3,180,510	0.1%
	Tochigi Bank, Ltd. (The)	745,000	3,192,239	0.1%
	Toho Bank, Ltd. (The)	1,306,200	4,775,511	0.2%
	Tohoku Bank, Ltd. (The)	541,000	806,601	0.0%
#	Tokyo Rakutenchi Co., Ltd.	218,000	1,088,823	0.0%
	Tokyo Theatres Co., Inc.	391,000	567,732	0.0%
#	Tokyo Tomin Bank, Ltd. (The)	204,700	2,509,356	0.1%
	Tomato Bank, Ltd.	476,000	827,096	0.0%
	TOMONY Holdings, Inc.	859,550	3,793,232	0.2%
#	Tosei Corp.	167,400	1,226,028	0.1%
	Tottori Bank, Ltd. (The)	332,000	685,191	0.0%
	Towa Bank, Ltd. (The)	1,623,000	1,586,900	0.1%
	Toyo Securities Co., Ltd.	431,000	1,328,640	0.1%
	Tsukuba Bank, Ltd.	462,800	1,663,182	0.1%
#	Yachiyo Bank, Ltd. (The)	75,700	2,481,879	0.1%
#	Yamagata Bank, Ltd. (The)	809,500	3,844,617	0.2%
	Yamanashi Chuo Bank, Ltd. (The)	947,000	4,488,107	0.2%
Total Financials			276,997,500	11.1%

Health Care — (4.6%)
	As One Corp.	77,768	2,413,500	0.1%
	Asahi Intecc Co., Ltd.	74,500	3,060,298	0.1%
	ASKA Pharmaceutical Co., Ltd.	131,000	1,544,531	0.1%
	Biofermin Pharmaceutical Co., Ltd.	8,200	198,424	0.0%
	BML, Inc.	66,000	2,554,051	0.1%
#	CMIC Holdings Co., Ltd.	66,500	1,088,237	0.1%
	Create Medic Co., Ltd.	28,000	279,913	0.0%
#	Daiken Medical Co., Ltd.	23,000	426,815	0.0%
	Daito Pharmaceutical Co., Ltd.	44,100	788,270	0.0%
	Eiken Chemical Co., Ltd.	98,700	1,712,941	0.1%
#	EPS Corp.	169,400	2,176,628	0.1%
	FALCO HOLDINGS Co., Ltd.	38,700	477,304	0.0%
	Fuji Pharma Co., Ltd.	36,500	689,613	0.0%
	Fuso Pharmaceutical Industries, Ltd.	427,000	1,369,854	0.1%
	Hogy Medical Co., Ltd.	67,400	3,654,763	0.2%
	Iwaki & Co., Ltd.	122,000	244,400	0.0%
#	Japan Medical Dynamic Marketing, Inc.	44,900	165,143	0.0%
#	Jeol, Ltd.	371,000	1,482,830	0.1%
	JMS Co., Ltd.	156,000	461,498	0.0%
	Kaken Pharmaceutical Co., Ltd.	427,000	9,035,475	0.4%
	Kawasumi Laboratories, Inc.	67,700	440,247	0.0%
	Kissei Pharmaceutical Co., Ltd.	99,000	2,371,066	0.1%
	KYORIN Holdings, Inc.	265,900	5,471,401	0.2%
	Mani, Inc.	19,500	1,085,003	0.0%
	Message Co., Ltd.	83,600	3,184,547	0.1%
	Mochida Pharmaceutical Co., Ltd.	71,899	5,163,407	0.2%
	Nagaileben Co., Ltd.	58,000	1,196,317	0.1%
	Nakanishi, Inc.	62,200	2,551,417	0.1%
	Nichi-iko Pharmaceutical Co., Ltd.	209,650	3,134,790	0.1%
	Nichii Gakkan Co.	260,500	2,343,525	0.1%
	Nihon Kohden Corp.	126,300	6,341,167	0.3%

12

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
#	Nikkiso Co., Ltd.	350,000	$4,156,410	0.2%
	Nippon Chemiphar Co., Ltd.	180,000	849,113	0.0%
#	Nippon Shinyaku Co., Ltd.	269,000	7,844,184	0.3%
#	Nipro Corp.	573,500	5,148,312	0.2%
	Nissui Pharmaceutical Co., Ltd.	70,500	860,160	0.0%
#	Paramount Bed Holdings Co., Ltd.	93,300	2,946,704	0.1%
	Psc, Inc.	13,800	485,123	0.0%
#	Rion Co., Ltd.	30,300	454,082	0.0%
#	Rohto Pharmaceutical Co., Ltd.	382,100	5,943,503	0.2%
	Seed Co., Ltd.	200	2,928	0.0%
	Seikagaku Corp.	179,800	2,212,464	0.1%
	Ship Healthcare Holdings, Inc.	193,400	6,787,158	0.3%
	Shofu, Inc.	24,800	226,660	0.0%
	Software Service, Inc.	11,200	538,654	0.0%
	Taiko Pharmaceutical Co., Ltd.	55,500	848,765	0.0%
	Techno Medica Co., Ltd.	18,000	420,703	0.0%
#	Toho Holdings Co., Ltd.	276,400	5,575,619	0.2%
	Tokai Corp/Gifu	47,200	1,307,554	0.1%
	Torii Pharmaceutical Co., Ltd.	65,200	2,033,268	0.1%
#	Towa Pharmaceutical Co., Ltd.	57,800	2,355,332	0.1%
	Tsukui Corp.	186,100	1,708,605	0.1%
#	Tsumura & Co.	85,700	2,022,181	0.1%
	Vital KSK Holdings, Inc.	184,400	1,485,934	0.1%
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	265,410	0.0%
	ZERIA Pharmaceutical Co., Ltd.	122,799	2,930,735	0.1%
Total Health Care			126,516,936	5.1%

Industrials — (26.4%)
*	A&A Material Corp.	127,000	141,936	0.0%
	Advan Co., Ltd.	96,200	1,074,604	0.1%
#	Advanex, Inc.	73,000	124,160	0.0%
	Aeon Delight Co., Ltd.	37,600	908,708	0.0%
	Aica Kogyo Co., Ltd.	282,300	6,033,147	0.2%
	Aichi Corp.	172,400	814,171	0.0%
#	Aida Engineering, Ltd.	302,300	3,062,304	0.1%
	Alinco, Inc.	47,300	516,316	0.0%
	Alps Logistics Co., Ltd.	50,700	559,210	0.0%
#	Altech Corp.	43,850	490,694	0.0%
	Anest Iwata Corp.	169,000	1,198,074	0.1%
#*	Arrk Corp.	252,000	443,544	0.0%
#	Asahi Diamond Industrial Co., Ltd.	323,500	5,139,000	0.2%
#	Asahi Kogyosha Co., Ltd.	124,000	492,901	0.0%
#*	Asanuma Corp.	501,000	619,118	0.0%
	Asia Air Survey Co., Ltd.	20,000	93,179	0.0%
	Asunaro Aoki Construction Co., Ltd.	154,000	935,251	0.0%
	Bando Chemical Industries, Ltd.	452,000	1,852,384	0.1%
#	Benefit One, Inc.	98,200	833,120	0.0%
	Bunka Shutter Co., Ltd.	284,000	2,466,633	0.1%
#	Central Glass Co., Ltd.	1,143,000	4,209,450	0.2%
	Central Security Patrols Co., Ltd.	43,700	502,723	0.0%
	Chiyoda Integre Co., Ltd.	55,100	845,124	0.0%
	Chudenko Corp.	130,500	2,055,036	0.1%

13

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Chugai Ro Co., Ltd.	384,000	$862,286	0.0%
	CKD Corp.	327,900	3,162,250	0.1%
#	Cosel Co., Ltd.	127,900	1,682,491	0.1%
	CTI Engineering Co., Ltd.	62,400	694,862	0.0%
	Dai-Dan Co., Ltd.	156,000	931,241	0.0%
	Daido Kogyo Co., Ltd.	171,000	438,535	0.0%
	Daifuku Co., Ltd.	520,700	7,302,911	0.3%
	Daihatsu Diesel Manufacturing Co., Ltd.	74,000	504,853	0.0%
	Daihen Corp.	586,000	2,738,840	0.1%
#	Daiho Corp.	48,000	178,104	0.0%
	Daiichi Jitsugyo Co., Ltd.	238,000	1,120,860	0.1%
#	Daiseki Co., Ltd.	208,163	3,738,547	0.2%
	Daiseki Eco. Solution Co., Ltd.	7,200	118,197	0.0%
	Daiwa Industries, Ltd.	178,000	1,226,353	0.1%
*	Danto Holdings Corp.	165,000	197,304	0.0%
	Denyo Co., Ltd.	85,100	1,324,120	0.1%
	Dijet Industrial Co., Ltd.	80,000	121,670	0.0%
	DMG Mori Seiki Co., Ltd.	504,000	7,328,040	0.3%
	DMW Corp.	4,800	83,630	0.0%
#	Duskin Co., Ltd.	251,800	4,875,092	0.2%
#	Ebara Jitsugyo Co., Ltd.	35,500	509,145	0.0%
	Eidai Co., Ltd.	85,000	409,175	0.0%
	Emori Group Holdings Co., Ltd.	37,800	723,595	0.0%
	en-japan, Inc.	51,500	1,099,489	0.1%
#	Endo Lighting Corp.	54,300	818,809	0.0%
*	Enshu, Ltd.	281,000	352,428	0.0%
#	Freund Corp.	3,500	49,003	0.0%
#	Fudo Tetra Corp.	901,400	1,745,909	0.1%
	Fujikura, Ltd.	2,042,000	9,946,818	0.4%
#*	Fujisash Co., Ltd.	434,900	653,077	0.0%
	Fujitec Co., Ltd.	384,000	4,062,668	0.2%
	Fukuda Corp.	508,000	2,785,514	0.1%
	Fukushima Industries Corp.	66,400	1,061,183	0.1%
#	Fukuyama Transporting Co., Ltd.	681,400	3,921,529	0.2%
#	Funai Consulting, Inc.	114,600	1,003,086	0.0%
	Furukawa Co., Ltd.	1,391,000	2,839,282	0.1%
#	Furukawa Electric Co., Ltd.	3,973,000	8,438,575	0.3%
	Furusato Industries, Ltd.	50,600	633,693	0.0%
	Futaba Corp.	154,300	2,643,943	0.1%
	Gecoss Corp.	112,400	1,245,765	0.1%
	Glory, Ltd.	274,400	8,949,725	0.4%
	Hamakyorex Co., Ltd.	39,100	1,181,976	0.1%
	Hanwa Co., Ltd.	1,084,000	4,695,203	0.2%
#	Harmonic Drive Systems, Inc.	17,700	714,022	0.0%
#	Hazama Ando Corp.	926,900	5,600,199	0.2%
#	Hibiya Engineering, Ltd.	131,300	2,112,540	0.1%
	Hisaka Works, Ltd.	115,000	1,066,181	0.1%
#	Hitachi Koki Co., Ltd.	297,400	2,574,310	0.1%
	Hitachi Metals Techno, Ltd.	56,500	647,649	0.0%
	Hitachi Transport System, Ltd.	125,100	1,951,873	0.1%
#	Hitachi Zosen Corp.	921,079	4,744,256	0.2%
	Hokuetsu Industries Co., Ltd.	95,000	548,816	0.0%

14

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Hokuriku Electrical Construction Co., Ltd.	64,000	$335,211	0.0%
	Hosokawa Micron Corp.	166,000	1,043,695	0.0%
	Howa Machinery, Ltd.	70,500	535,162	0.0%
#	Ichiken Co., Ltd.	87,000	152,364	0.0%
	Ichinen Holdings Co., Ltd.	100,300	798,454	0.0%
	Idec Corp.	149,200	1,434,524	0.1%
	Iino Kaiun Kaisha, Ltd.	310,400	1,772,695	0.1%
#	Inaba Denki Sangyo Co., Ltd.	130,700	4,411,147	0.2%
	Inaba Seisakusho Co., Ltd.	58,800	870,328	0.0%
	Inabata & Co., Ltd.	317,300	2,982,619	0.1%
	Inui Steamship Co., Ltd.	128,800	426,222	0.0%
#	Inui Warehouse Co., Ltd.	23,600	221,830	0.0%
#	Iseki & Co., Ltd.	1,003,000	2,632,974	0.1%
	Ishii Iron Works Co., Ltd.	62,000	145,889	0.0%
*	Ishikawa Seisakusho, Ltd.	17,000	19,688	0.0%
	Itoki Corp.	205,900	1,589,515	0.1%
	Iwasaki Electric Co., Ltd.	367,000	869,454	0.0%
#	Iwatani Corp.	1,101,000	7,817,587	0.3%
	Jalux, Inc.	40,800	476,464	0.0%
	Jamco Corp.	80,000	1,486,020	0.1%
	Japan Airport Terminal Co., Ltd.	60,100	1,784,004	0.1%
#	Japan Foundation Engineering Co., Ltd.	162,500	559,948	0.0%
	Japan Pulp & Paper Co., Ltd.	469,000	1,565,480	0.1%
#	Japan Steel Works, Ltd. (The)	818,000	3,590,734	0.2%
	Japan Transcity Corp.	249,000	816,292	0.0%
#	JK Holdings Co., Ltd.	92,540	502,921	0.0%
#*	Juki Corp.	625,000	1,412,960	0.1%
	Kamei Corp.	153,000	1,173,633	0.1%
	Kanaden Corp.	116,000	825,904	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	978,080	0.0%
	Kanamoto Co., Ltd.	153,100	6,105,439	0.3%
	Kandenko Co., Ltd.	588,000	3,419,260	0.1%
	Kanematsu Corp.	2,253,625	4,055,523	0.2%
*	Kanematsu-NNK Corp.	125,000	183,944	0.0%
#	Katakura Industries Co., Ltd.	132,100	1,702,008	0.1%
	Kato Works Co., Ltd.	296,000	2,108,267	0.1%
#	KAWADA TECHNOLOGIES, Inc.	60,600	3,402,615	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	347,980	0.0%
	Keihin Co., Ltd.	245,000	370,452	0.0%
*	KI Holdings Co., Ltd.	54,000	236,739	0.0%
#	King Jim Co., Ltd.	30,400	223,235	0.0%
*	Kinki Sharyo Co., Ltd. (The)	185,000	573,431	0.0%
	Kintetsu World Express, Inc.	89,700	3,808,293	0.2%
	Kitagawa Iron Works Co., Ltd.	502,000	863,865	0.0%
	Kitano Construction Corp.	242,000	616,894	0.0%
	Kitazawa Sangyo Co., Ltd.	13,200	23,835	0.0%
	Kito Corp.	50,100	1,213,833	0.1%
	Kitz Corp.	508,700	2,859,325	0.1%
*	Kobe Electric Railway Co., Ltd.	6,000	21,211	0.0%
	Kobelco Eco-Solutions Co., Ltd.	3,000	12,199	0.0%
	Koike Sanso Kogyo Co., Ltd.	149,000	330,807	0.0%
	Kokusai Co., Ltd.	23,300	337,749	0.0%

15

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Kokuyo Co., Ltd.	472,325	$3,960,904	0.2%
	KOMAIHALTEC, Inc.	213,000	596,733	0.0%
	Komatsu Wall Industry Co., Ltd.	48,300	1,285,659	0.1%
	Komori Corp.	407,800	5,196,281	0.2%
	Kondotec, Inc.	114,100	806,214	0.0%
	Kosaido Co., Ltd.	275,700	1,222,240	0.1%
#	KRS Corp.	37,200	384,134	0.0%
*	Kumagai Gumi Co., Ltd.	976,000	2,497,178	0.1%
#	Kuroda Electric Co., Ltd.	184,700	2,849,872	0.1%
	Kyodo Printing Co., Ltd.	540,000	1,818,750	0.1%
	Kyokuto Boeki Kaisha, Ltd.	58,000	121,958	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	3,100,838	0.1%
	Kyoritsu Printing Co., Ltd.	5,400	15,544	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	278,000	1,024,706	0.0%
	Kyowa Exeo Corp.	482,300	6,874,526	0.3%
	Kyudenko Corp.	225,000	2,189,650	0.1%
#	Link And Motivation, Inc.	27,300	46,245	0.0%
#*	Lonseal Corp.	116,000	156,044	0.0%
	Maeda Corp.	845,000	6,676,756	0.3%
#	Maeda Kosen Co., Ltd.	43,600	548,057	0.0%
	Maeda Road Construction Co., Ltd.	360,000	6,237,647	0.3%
	Maezawa Industries, Inc.	35,700	105,785	0.0%
	Maezawa Kasei Industries Co., Ltd.	50,700	549,004	0.0%
	Maezawa Kyuso Industries Co., Ltd.	52,800	711,450	0.0%
#	Makino Milling Machine Co., Ltd.	576,000	4,963,199	0.2%
	Marubeni Construction Material Lease Co., Ltd.	75,000	159,028	0.0%
	Marufuji Sheet Piling Co., Ltd.	7,000	26,703	0.0%
	Maruka Machinery Co., Ltd.	28,100	380,218	0.0%
	Maruyama Manufacturing Co., Inc.	237,000	580,691	0.0%
#	Maruzen Showa Unyu Co., Ltd.	309,000	1,068,166	0.1%
	Matsuda Sangyo Co., Ltd.	82,582	1,024,018	0.0%
	Matsui Construction Co., Ltd.	128,600	530,458	0.0%
	Max Co., Ltd.	197,000	2,221,444	0.1%
#	Meidensha Corp.	1,064,050	4,452,894	0.2%
#	Meiji Shipping Co., Ltd.	114,200	420,985	0.0%
#	Meisei Industrial Co., Ltd.	226,000	1,296,537	0.1%
	Meitec Corp.	164,800	5,144,764	0.2%
	Meito Transportation Co., Ltd.	22,000	147,870	0.0%
#	Meiwa Corp.	166,400	804,119	0.0%
	Mesco, Inc.	22,000	165,132	0.0%
	Mirait Holdings Corp.	377,085	3,782,105	0.2%
	Mitani Corp.	64,700	1,527,049	0.1%
#*	Mitsubishi Kakoki Kaisha, Ltd.	365,000	1,263,779	0.1%
	Mitsubishi Nichiyu Forklift Co., Ltd.	162,300	1,068,014	0.1%
	Mitsubishi Pencil Co., Ltd.	105,300	3,042,230	0.1%
	Mitsuboshi Belting Co., Ltd.	296,000	1,820,605	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,243,000	9,529,033	0.4%
#	Mitsui Matsushima Co., Ltd.	761,000	1,031,225	0.0%
#	Mitsui-Soko Co., Ltd.	453,000	2,045,336	0.1%
	Mitsumura Printing Co., Ltd.	93,000	239,188	0.0%
#	Miura Co., Ltd.	157,300	5,370,627	0.2%
	Miyaji Engineering Group, Inc.	332,175	646,011	0.0%

16

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	MonotaRO Co., Ltd.	159,700	$4,412,695	0.2%
	Morita Holdings Corp.	239,000	2,246,152	0.1%
#	Moshi Moshi Hotline, Inc.	245,400	2,419,845	0.1%
	NAC Co., Ltd.	50,800	766,796	0.0%
	Nachi-Fujikoshi Corp.	988,000	6,965,251	0.3%
	Nagase & Co., Ltd.	208,700	2,701,507	0.1%
	Nakabayashi Co., Ltd.	217,000	447,719	0.0%
	Nakano Corp.	5,500	15,930	0.0%
#	Namura Shipbuilding Co., Ltd.	182,100	1,880,102	0.1%
	Narasaki Sangyo Co., Ltd.	56,000	154,469	0.0%
	NDS Co., Ltd.	231,000	670,513	0.0%
	NEC Capital Solutions, Ltd.	45,100	888,849	0.0%
#	Nichias Corp.	553,000	3,812,379	0.2%
	Nichiban Co., Ltd.	122,000	456,577	0.0%
	Nichiden Corp.	24,500	592,841	0.0%
	Nichiha Corp.	134,680	1,520,734	0.1%
	Nichireki Co., Ltd.	152,000	1,651,653	0.1%
	Nihon M&A Center, Inc.	133,400	3,808,493	0.2%
#	Nihon Trim Co., Ltd.	15,800	618,290	0.0%
	Nikkato Corp.	700	2,811	0.0%
	Nikko Co., Ltd.	149,000	806,010	0.0%
	Nippo Corp.	315,000	5,307,722	0.2%
	Nippon Air Conditioning Services Co., Ltd.	7,300	55,370	0.0%
#	Nippon Carbon Co., Ltd.	663,000	1,264,901	0.1%
	Nippon Conveyor Co., Ltd.	170,000	218,527	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	213,500	3,451,237	0.1%
	Nippon Filcon Co., Ltd.	70,900	305,532	0.0%
	Nippon Hume Corp.	112,000	754,413	0.0%
	Nippon Jogesuido Sekkei Co., Ltd.	29,500	371,991	0.0%
	Nippon Kanzai Co., Ltd.	43,000	1,065,289	0.1%
	Nippon Koei Co., Ltd.	372,000	1,841,076	0.1%
	Nippon Konpo Unyu Soko Co., Ltd.	317,700	5,504,244	0.2%
#	Nippon Parking Development Co., Ltd.	906,600	1,086,918	0.1%
	Nippon Rietec Co., Ltd.	7,000	55,164	0.0%
	Nippon Road Co., Ltd. (The)	395,000	2,223,363	0.1%
	Nippon Seisen Co., Ltd.	103,000	483,072	0.0%
#	Nippon Sharyo, Ltd.	411,000	1,697,857	0.1%
*	Nippon Sheet Glass Co., Ltd.	5,424,000	7,667,399	0.3%
	Nippon Steel & Sumikin Bussan Corp.	882,599	3,429,577	0.1%
#	Nippon Steel & Sumikin Texeng Co., Ltd.	274,000	1,453,408	0.1%
	Nippon Thompson Co., Ltd.	375,000	1,963,816	0.1%
	Nippon Tungsten Co., Ltd.	62,000	116,924	0.0%
	Nishi-Nippon Railroad Co., Ltd.	1,256,000	5,072,523	0.2%
	Nishimatsu Construction Co., Ltd.	1,855,000	7,901,134	0.3%
	Nishio Rent All Co., Ltd.	84,700	3,598,341	0.2%
	Nissei ASB Machine Co., Ltd.	33,500	595,650	0.0%
	Nissei Corp.	37,900	349,947	0.0%
	Nissei Plastic Industrial Co., Ltd.	241,800	1,515,041	0.1%
#	Nissha Printing Co., Ltd.	53,800	817,779	0.0%
	Nisshinbo Holdings, Inc.	839,000	8,413,514	0.3%
	Nissin Corp.	377,000	1,128,383	0.1%
#	Nissin Electric Co., Ltd.	284,000	1,868,180	0.1%

17

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nitta Corp.	112,800	$2,610,285	0.1%
#	Nitto Boseki Co., Ltd.	911,000	3,706,063	0.2%
#	Nitto Kogyo Corp.	149,000	3,280,112	0.1%
	Nitto Kohki Co., Ltd.	68,300	1,401,469	0.1%
	Nitto Seiko Co., Ltd.	138,000	503,439	0.0%
#	Nittoc Construction Co., Ltd.	163,600	607,537	0.0%
#	Nittoku Engineering Co., Ltd.	79,500	807,228	0.0%
	Noda Corp.	158,100	731,328	0.0%
#	Nomura Co., Ltd.	220,000	1,891,771	0.1%
	Noritake Co., Ltd.	588,000	1,568,156	0.1%
	Noritz Corp.	164,200	3,238,474	0.1%
	NS United Kaiun Kaisha, Ltd.	574,000	1,447,227	0.1%
	Obara Group, Inc.	67,800	2,940,155	0.1%
	Obayashi Road Corp.	175,000	901,161	0.0%
	Odelic Co., Ltd.	3,700	107,214	0.0%
#	Oiles Corp.	140,542	3,103,152	0.1%
	Okabe Co., Ltd.	224,300	2,753,357	0.1%
*	Okamoto Machine Tool Works, Ltd.	166,000	207,006	0.0%
	Okamura Corp.	364,900	3,201,174	0.1%
	OKI Electric Cable Co., Ltd.	90,000	168,066	0.0%
	OKK Corp.	419,000	592,397	0.0%
	OKUMA Corp.	845,000	8,131,306	0.3%
	Okumura Corp.	965,400	4,901,599	0.2%
	Onoken Co., Ltd.	75,600	853,556	0.0%
	Organo Corp.	221,000	1,127,939	0.1%
#	OSG Corp.	401,700	7,400,864	0.3%
#	Outsourcing, Inc.	46,900	674,948	0.0%
	Oyo Corp.	109,600	1,795,060	0.1%
#	Pasco Corp.	112,000	506,724	0.0%
	Pasona Group, Inc.	96,900	600,302	0.0%
#	Penta-Ocean Construction Co., Ltd.	1,646,000	5,463,367	0.2%
	Pilot Corp.	84,900	3,707,777	0.2%
#	Prestige International, Inc.	74,100	674,952	0.0%
	Pronexus, Inc.	133,200	1,048,012	0.1%
	PS Mitsubishi Construction Co., Ltd.	37,300	174,135	0.0%
#	Raito Kogyo Co., Ltd.	296,600	2,162,696	0.1%
	Rheon Automatic Machinery Co., Ltd.	64,000	289,499	0.0%
	Ryobi, Ltd.	717,200	2,423,893	0.1%
	Sakai Heavy Industries, Ltd.	244,000	821,870	0.0%
	Sakai Moving Service Co., Ltd.	11,200	377,710	0.0%
#*	Sanix, Inc.	145,000	1,963,459	0.1%
	Sanki Engineering Co., Ltd.	340,000	2,563,612	0.1%
#	Sanko Metal Industrial Co., Ltd.	136,000	310,119	0.0%
	Sankyo Tateyama, Inc.	171,000	3,454,737	0.1%
	Sankyu, Inc.	1,545,000	7,826,340	0.3%
	Sanritsu Corp.	4,200	21,727	0.0%
	Sanwa Holdings Corp.	1,228,000	8,643,908	0.4%
	Sanyo Denki Co., Ltd.	223,000	1,585,871	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	241,472	0.0%
	Sanyo Industries, Ltd.	99,000	191,484	0.0%
#*	Sasebo Heavy Industries Co., Ltd.	701,000	895,460	0.0%
#	Sata Construction Co., Ltd.	384,000	440,299	0.0%
18

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Sato Holdings Corp.	121,900	$3,209,374	0.1%
	Sato Shoji Corp.	65,300	442,269	0.0%
	SBS Holdings, Inc.	18,000	101,491	0.0%
	Secom Joshinetsu Co., Ltd.	33,900	903,819	0.0%
	Seibu Electric Industry Co., Ltd.	67,000	317,749	0.0%
#	Seika Corp.	322,000	861,570	0.0%
#	Seikitokyu Kogyo Co., Ltd.	906,000	1,003,008	0.0%
	Seino Holdings Co., Ltd.	351,000	3,986,542	0.2%
	Sekisui Jushi Corp.	169,600	2,424,025	0.1%
#	Senko Co., Ltd.	497,000	2,602,175	0.1%
#	Senshu Electric Co., Ltd.	37,300	564,070	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	265,000	947,814	0.0%
#	Shibuya Kogyo Co., Ltd.	69,000	2,155,648	0.1%
	Shima Seiki Manufacturing, Ltd.	152,300	2,923,236	0.1%
	Shin Nippon Air Technologies Co., Ltd.	88,780	669,463	0.0%
	Shin-Keisei Electric Railway Co., Ltd.	182,000	682,939	0.0%
	Shinmaywa Industries, Ltd.	483,000	4,265,375	0.2%
	Shinnihon Corp.	194,800	611,553	0.0%
	Shinsho Corp.	254,000	610,411	0.0%
	Shinwa Co., Ltd.	8,400	108,193	0.0%
	Shoko Co., Ltd.	390,000	573,949	0.0%
#	Showa Aircraft Industry Co., Ltd.	11,237	123,403	0.0%
	Sinfonia Technology Co., Ltd.	574,000	911,458	0.0%
	Sinko Industries, Ltd.	90,600	908,470	0.0%
	Sintokogio, Ltd.	259,800	1,856,813	0.1%
	Soda Nikka Co., Ltd.	67,000	296,308	0.0%
	Sodick Co., Ltd.	259,300	1,160,200	0.1%
	Sohgo Security Services Co., Ltd.	121,400	2,913,349	0.1%
	Sotetsu Holdings, Inc.	925,000	3,562,061	0.2%
	Space Co., Ltd.	73,420	761,966	0.0%
#	Srg Takamiya Co., Ltd.	18,000	250,328	0.0%
	Star Micronics Co., Ltd.	221,600	3,161,242	0.1%
	Subaru Enterprise Co., Ltd.	59,000	228,810	0.0%
	Sugimoto & Co., Ltd.	34,100	338,142	0.0%
	Sumitomo Densetsu Co., Ltd.	99,700	1,142,543	0.1%
#*	Sumitomo Mitsui Construction Co., Ltd.	4,082,200	4,678,872	0.2%
#	Sumitomo Precision Products Co., Ltd.	180,000	789,452	0.0%
#	Sumitomo Warehouse Co., Ltd. (The)	754,000	4,304,745	0.2%
#*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,780,140	0.1%
#	Tadano, Ltd.	213,579	3,554,649	0.2%
	Taihei Dengyo Kaisha, Ltd.	193,000	1,426,777	0.1%
	Taiheiyo Kouhatsu, Inc.	353,000	352,490	0.0%
	Taikisha, Ltd.	162,300	3,797,777	0.2%
	Takada Kiko Co., Ltd.	27,000	53,590	0.0%
	Takano Co., Ltd.	51,100	285,564	0.0%
	Takaoka Toko Co., Ltd.	44,820	655,157	0.0%
#	Takara Printing Co., Ltd.	38,055	301,245	0.0%
	Takara Standard Co., Ltd.	509,000	4,487,472	0.2%
	Takasago Thermal Engineering Co., Ltd.	328,800	3,894,777	0.2%
#	Takashima & Co., Ltd.	198,000	477,408	0.0%
#	Takeei Corp.	89,800	1,034,547	0.0%
#	Takeuchi Manufacturing Co., Ltd.	69,300	2,371,974	0.1%

19

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Takigami Steel Construction Co., Ltd. (The)	50,000	$237,209	0.0%
	Takisawa Machine Tool Co., Ltd.	349,000	703,589	0.0%
#	Takuma Co., Ltd.	392,000	2,551,374	0.1%
	Tanseisha Co., Ltd.	137,800	740,080	0.0%
#	Tatsuta Electric Wire and Cable Co., Ltd.	283,600	1,632,816	0.1%
	TECHNO ASSOCIE Co., Ltd.	58,400	566,281	0.0%
	Techno Ryowa, Ltd.	71,390	346,150	0.0%
#	Teikoku Electric Manufacturing Co., Ltd.	41,500	1,142,291	0.1%
	Teikoku Sen-I Co., Ltd.	119,000	2,518,297	0.1%
#	Tekken Corp.	763,000	2,446,712	0.1%
	Teraoka Seisakusho Co., Ltd.	53,600	199,466	0.0%
#	Toa Corp.	1,074,000	1,877,605	0.1%
	TOA ROAD Corp.	246,000	1,007,412	0.0%
#*	Tobishima Corp.	913,000	1,343,633	0.1%
	Tocalo Co., Ltd.	81,900	1,374,460	0.1%
	Toda Corp.	1,143,000	4,444,745	0.2%
	Toenec Corp.	212,000	1,215,612	0.1%
	TOKAI Holdings Corp.	484,300	1,999,012	0.1%
	Tokai Lease Co., Ltd.	154,000	293,425	0.0%
	Tokyo Energy & Systems, Inc.	143,000	778,153	0.0%
	Tokyo Keiki, Inc.	342,000	872,097	0.0%
#*	Tokyo Kikai Seisakusho, Ltd.	225,000	191,458	0.0%
	Tokyo Sangyo Co., Ltd.	81,000	330,350	0.0%
	Toli Corp.	252,000	562,569	0.0%
	Tomoe Corp.	150,100	639,368	0.0%
	Tomoe Engineering Co., Ltd.	36,200	602,956	0.0%
	Tonami Holdings Co., Ltd.	331,000	784,276	0.0%
	Toppan Forms Co., Ltd.	285,600	2,870,597	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	111,200	969,441	0.0%
#	Toshiba Machine Co., Ltd.	662,000	3,080,686	0.1%
	Toshiba Plant Systems & Services Corp.	236,050	3,508,724	0.1%
#	Tosho Printing Co., Ltd.	243,000	1,167,974	0.1%
	Totetsu Kogyo Co., Ltd.	146,800	3,273,424	0.1%
#	Toyo Construction Co., Ltd.	353,900	1,328,222	0.1%
	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	213,000	882,279	0.0%
#	Toyo Engineering Corp.	653,400	2,851,227	0.1%
	Toyo Machinery & Metal Co., Ltd.	55,900	290,667	0.0%
#	Toyo Tanso Co., Ltd.	68,900	1,491,035	0.1%
#	Toyo Wharf & Warehouse Co., Ltd.	317,000	713,876	0.0%
#	Trancom Co., Ltd.	42,400	1,666,904	0.1%
	Trinity Industrial Corp.	19,000	88,866	0.0%
	Trusco Nakayama Corp.	108,900	2,736,760	0.1%
	Tsubakimoto Chain Co.	779,700	6,434,288	0.3%
	Tsubakimoto Kogyo Co., Ltd.	117,000	345,461	0.0%
#*	Tsudakoma Corp.	272,000	408,203	0.0%
#	Tsugami Corp.	368,000	2,038,981	0.1%
	Tsukishima Kikai Co., Ltd.	127,000	1,435,180	0.1%
	Tsurumi Manufacturing Co., Ltd.	94,000	1,191,199	0.1%
	TTK Co., Ltd.	62,000	280,479	0.0%
	Uchida Yoko Co., Ltd.	331,000	1,238,584	0.1%
#	Ueki Corp.	364,000	758,317	0.0%
	Union Tool Co.	64,700	1,656,933	0.1%

20

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Ushio, Inc.	266,700	$3,436,851	0.1%
	Utoc Corp.	92,900	338,715	0.0%
#	Wakachiku Construction Co., Ltd.	1,204,000	1,594,343	0.1%
	Wakita & Co., Ltd.	203,700	2,617,420	0.1%
	Weathernews, Inc.	37,900	1,113,551	0.1%
#	Yahagi Construction Co., Ltd.	152,500	1,256,447	0.1%
	YAMABIKO Corp.	37,082	1,450,503	0.1%
	Yamato Corp.	82,000	295,331	0.0%
	Yamaura Corp.	24,000	75,707	0.0%
	Yamazen Corp.	305,500	2,315,409	0.1%
	Yasuda Logistics Corp.	100,100	1,054,900	0.1%
	Yokogawa Bridge Holdings Corp.	181,100	2,627,261	0.1%
	Yondenko Corp.	132,800	565,161	0.0%
	Yuasa Trading Co., Ltd.	996,000	2,163,968	0.1%
	Yuken Kogyo Co., Ltd.	183,000	416,614	0.0%
#	Yumeshin Holdings Co., Ltd.	94,000	890,697	0.0%
	Yurtec Corp.	256,000	1,574,837	0.1%
	Yusen Logistics Co., Ltd.	103,200	1,176,544	0.1%
#	Zuiko Corp.	11,000	623,148	0.0%
Total Industrials			730,529,602	29.3%

Information Technology — (10.9%)
	A&D Co., Ltd.	96,700	526,757	0.0%
	Ai Holdings Corp.	255,500	4,647,360	0.2%
	Aichi Tokei Denki Co., Ltd.	192,000	574,156	0.0%
#	Aiphone Co., Ltd.	84,900	1,693,079	0.1%
	Allied Telesis Holdings K.K.	470,700	394,548	0.0%
	Alpha Systems, Inc.	35,560	546,671	0.0%
	Amano Corp.	351,700	4,008,211	0.2%
#	Anritsu Corp.	754,100	8,473,414	0.4%
	AOI Electronic Co., Ltd.	35,200	929,095	0.0%
	Argo Graphics, Inc.	25,600	446,920	0.0%
#	Arisawa Manufacturing Co., Ltd.	186,600	1,352,432	0.1%
	Asahi Net, Inc.	74,000	379,834	0.0%
	Axell Corp.	45,200	676,910	0.0%
	Azbil Corp.	178,400	4,568,742	0.2%
#	Bit-isle, Inc.	116,500	713,029	0.0%
	CAC Holdings Corp.	72,400	831,225	0.0%
#	Canon Electronics, Inc.	127,100	2,395,282	0.1%
#	Capcom Co., Ltd.	217,900	3,694,529	0.2%
	Chino Corp.	165,000	402,388	0.0%
#*	CMK Corp.	263,200	707,506	0.0%
	Computer Engineering & Consulting, Ltd.	69,400	479,181	0.0%
	CONEXIO Corp.	111,900	980,073	0.1%
	Core Corp.	37,100	273,545	0.0%
	Cresco, Ltd.	23,200	298,749	0.0%
#	CROOZ, Inc.	30,800	1,293,987	0.1%
	Cybernet Systems Co., Ltd.	12,000	44,203	0.0%
	Cybozu, Inc.	115,700	445,339	0.0%
#	Dai-ichi Seiko Co., Ltd.	53,200	912,499	0.0%
#	Dainippon Screen Manufacturing Co., Ltd.	1,156,000	5,408,594	0.2%
#	Daishinku Corp.	193,000	764,133	0.0%

21

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Daito Electron Co., Ltd.	5,900	$24,653	0.0%
	Daiwabo Holdings Co., Ltd.	1,152,000	2,243,608	0.1%
	Denki Kogyo Co., Ltd.	319,000	2,132,594	0.1%
	DKK-Toa Corp.	38,200	198,968	0.0%
	DTS Corp.	114,800	2,133,116	0.1%
#	Dwango Co., Ltd.	121,000	3,190,999	0.1%
	Eizo Corp.	99,300	2,639,020	0.1%
	Elecom Co., Ltd.	43,500	1,132,242	0.1%
	Elematec Corp.	39,871	755,484	0.0%
	EM Systems Co., Ltd.	14,700	268,911	0.0%
#	Enplas Corp.	47,800	3,488,514	0.2%
#	ESPEC Corp.	123,100	1,075,575	0.1%
	Excel Co., Ltd.	36,400	677,948	0.0%
#	F@N Communications, Inc.	114,500	1,881,807	0.1%
	Faith, Inc.	27,910	295,278	0.0%
#*	FDK Corp.	316,000	527,419	0.0%
#	Ferrotec Corp.	179,000	1,257,108	0.1%
	Fuji Electronics Co., Ltd.	55,100	706,367	0.0%
	Fuji Soft, Inc.	120,000	2,668,410	0.1%
	Fujitsu Frontech, Ltd.	77,500	942,079	0.0%
#	Furuno Electric Co., Ltd.	86,500	581,423	0.0%
	Furuya Metal Co., Ltd.	10,800	266,956	0.0%
	Future Architect, Inc.	114,800	672,169	0.0%
#	GMO internet, Inc.	354,900	4,015,269	0.2%
#	GMO Payment Gateway, Inc.	28,800	1,089,073	0.1%
#	Gurunavi, Inc.	169,000	2,871,298	0.1%
	Hakuto Co., Ltd.	85,700	911,477	0.0%
#	Hioki EE Corp.	45,400	713,342	0.0%
	Hitachi Kokusai Electric, Inc.	243,500	3,374,016	0.1%
	Hochiki Corp.	97,000	717,734	0.0%
#	Hokuriku Electric Industry Co., Ltd.	417,000	684,100	0.0%
	Horiba, Ltd.	218,850	7,854,227	0.3%
#	Hosiden Corp.	351,400	2,192,987	0.1%
	I-Net Corp.	47,800	398,029	0.0%
	Icom, Inc.	49,700	1,224,544	0.1%
	Ikegami Tsushinki Co., Ltd.	268,000	296,419	0.0%
	Imagica Robot Holdings, Inc.	24,300	128,515	0.0%
	Ines Corp.	202,300	1,533,100	0.1%
#	Infocom Corp.	73,800	679,024	0.0%
#	Infomart Corp.	32,400	749,425	0.0%
	Information Services International-Dentsu, Ltd.	76,700	958,160	0.0%
	Innotech Corp.	92,200	442,452	0.0%
#	Internet Initiative Japan, Inc.	172,700	4,244,352	0.2%
	Iriso Electronics Co., Ltd.	47,800	2,802,940	0.1%
	IT Holdings Corp.	448,301	7,705,320	0.3%
	Itfor, Inc.	99,500	433,349	0.0%
	Iwatsu Electric Co., Ltd.	541,000	491,161	0.0%
#	Japan Aviation Electronics Industry, Ltd.	349,600	7,540,264	0.3%
#	Japan Digital Laboratory Co., Ltd.	117,300	2,073,755	0.1%
*	Japan Radio Co., Ltd.	304,000	1,316,297	0.1%
	Jastec Co., Ltd.	61,400	466,753	0.0%
#	JBCC Holdings, Inc.	84,900	681,054	0.0%

22

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#*	Justsystems Corp.	165,300	$1,544,031	0.1%
#	Kaga Electronics Co., Ltd.	116,400	1,408,107	0.1%
	Kanematsu Electronics, Ltd.	83,100	1,173,925	0.1%
	Koa Corp.	189,200	1,913,023	0.1%
	Kyoden Co., Ltd.	1,300	2,312	0.0%
#	Kyoei Sangyo Co., Ltd.	97,000	183,781	0.0%
	Kyowa Electronics Instruments Co., Ltd.	76,000	409,209	0.0%
	LAC Co., Ltd.	65,300	379,150	0.0%
	Lasertec Corp.	37,500	378,708	0.0%
#*	Livesense, Inc.	51,900	552,587	0.0%
	Macnica, Inc.	57,900	1,934,422	0.1%
	Marubun Corp.	98,500	608,909	0.0%
#	Maruwa Co., Ltd.	53,800	2,208,706	0.1%
	Marvelous AQL, Inc.	163,400	1,819,527	0.1%
#	Megachips Corp.	110,500	1,532,092	0.1%
	Meiko Electronics Co., Ltd.	92,900	532,087	0.0%
	Melco Holdings, Inc.	77,000	1,562,852	0.1%
#	Micronics Japan Co., Ltd.	77,100	5,374,466	0.2%
	Mimasu Semiconductor Industry Co., Ltd.	94,181	872,743	0.0%
#	Miraial Co., Ltd.	33,800	613,864	0.0%
	Miroku Jyoho Service Co., Ltd.	99,500	473,497	0.0%
	Mitsubishi Research Institute, Inc.	23,300	538,745	0.0%
	Mitsui High-Tec, Inc.	146,300	1,028,556	0.1%
	Mitsui Knowledge Industry Co., Ltd.	364,300	593,440	0.0%
#	Mitsumi Electric Co., Ltd.	560,900	4,062,217	0.2%
#	MTI, Ltd.	84,400	715,935	0.0%
#	Mutoh Holdings Co., Ltd.	101,000	530,106	0.0%
	Nagano Keiki Co., Ltd.	5,500	39,583	0.0%
	Nakayo Telecommunications, Inc.	411,000	1,697,438	0.1%
	NEC Networks & System Integration Corp.	140,600	3,430,832	0.1%
#	NET One Systems Co., Ltd.	493,600	3,426,935	0.1%
#*	New Japan Radio Co., Ltd.	55,000	230,890	0.0%
	Nichicon Corp.	309,100	2,522,456	0.1%
#	Nidec Copal Electronics Corp.	87,400	742,207	0.0%
	NIFTY Corp.	47,400	708,837	0.0%
#	Nihon Dempa Kogyo Co., Ltd.	105,700	1,123,324	0.1%
	Nihon Unisys, Ltd.	301,775	2,597,245	0.1%
#	Nippon Ceramic Co., Ltd.	88,600	1,495,062	0.1%
#*	Nippon Chemi-Con Corp.	906,000	2,632,535	0.1%
	Nippon Kodoshi Corp.	6,200	69,790	0.0%
	Nippon Signal Co., Ltd. (The)	304,200	2,811,201	0.1%
	Nippon Systemware Co., Ltd.	27,900	204,788	0.0%
	Nohmi Bosai, Ltd.	135,000	2,084,176	0.1%
	Noritsu Koki Co., Ltd.	101,700	699,402	0.0%
	NS Solutions Corp.	97,800	2,670,841	0.1%
	NSD Co., Ltd.	193,700	2,549,644	0.1%
	Nuflare Technology, Inc.	19,000	1,051,443	0.1%
	Ohara, Inc.	47,600	278,129	0.0%
#	Oizumi Corp.	16,300	156,829	0.0%
	Okaya Electric Industries Co., Ltd.	73,000	280,726	0.0%
	Oki Electric Industry Co., Ltd.	4,061,000	9,030,080	0.4%
	ONO Sokki Co., Ltd.	57,000	561,812	0.0%

23

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Optex Co., Ltd.	62,200	$1,229,375	0.1%
#	Origin Electric Co., Ltd.	168,000	582,749	0.0%
#	Osaki Electric Co., Ltd.	173,000	972,474	0.0%
	Panasonic Industrial Devices SUNX Co., Ltd.	110,800	522,109	0.0%
	Panasonic Information Systems	15,700	451,139	0.0%
	PCA Corp.	2,500	32,868	0.0%
	Riken Keiki Co., Ltd.	82,300	870,385	0.0%
	Riso Kagaku Corp.	91,800	2,603,660	0.1%
	Roland DG Corp.	18,600	666,885	0.0%
	Ryoden Trading Co., Ltd.	173,000	1,305,687	0.1%
	Ryosan Co., Ltd.	189,600	3,954,338	0.2%
	Ryoyo Electro Corp.	113,200	1,336,735	0.1%
	Sanken Electric Co., Ltd.	633,000	5,233,752	0.2%
	Sanshin Electronics Co., Ltd.	154,200	1,249,865	0.1%
	Satori Electric Co., Ltd.	79,080	554,373	0.0%
	Saxa Holdings, Inc.	307,000	487,900	0.0%
	Shibaura Electronics Co., Ltd.	17,300	338,066	0.0%
#	Shibaura Mechatronics Corp.	199,000	594,315	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	410,000	2,298,051	0.1%
#*	Shinkawa, Ltd.	68,300	330,428	0.0%
	Shinko Electric Industries Co., Ltd.	403,000	3,670,762	0.2%
	Shinko Shoji Co., Ltd.	125,200	1,132,558	0.1%
	Shizuki Electric Co., Inc.	103,000	441,908	0.0%
	Siix Corp.	87,200	1,556,367	0.1%
	SMK Corp.	347,000	1,529,790	0.1%
#	SMS Co., Ltd.	41,800	1,237,369	0.1%
#	Softbank Technology Corp.	18,600	301,657	0.0%
*	Softbrain Co., Ltd.	7,700	10,880	0.0%
	Soshin Electric Co., Ltd.	4,600	17,300	0.0%
	SRA Holdings	51,300	790,638	0.0%
	Sumida Corp.	86,249	603,057	0.0%
	Sun-Wa Technos Corp.	16,500	159,491	0.0%
	Systena Corp.	120,000	888,888	0.0%
#	Tabuchi Electric Co., Ltd.	116,000	1,115,396	0.1%
	Tachibana Eletech Co., Ltd.	63,300	788,709	0.0%
	Taiyo Yuden Co., Ltd.	619,100	6,860,156	0.3%
#	Tamura Corp.	422,000	1,572,874	0.1%
#*	Teac Corp.	615,000	401,493	0.0%
	Tecmo Koei Holdings Co., Ltd.	146,230	1,951,536	0.1%
	Teikoku Tsushin Kogyo Co., Ltd.	215,000	365,156	0.0%
	TKC Corp.	110,100	2,492,273	0.1%
	Toko, Inc.	16,000	48,571	0.0%
#	Tokyo Electron Device, Ltd.	35,800	529,172	0.0%
	Tokyo Seimitsu Co., Ltd.	228,600	4,114,326	0.2%
	Tomen Devices Corp.	2,400	42,390	0.0%
	Tomen Electronics Corp.	61,000	992,933	0.1%
#	Topcon Corp.	116,900	2,703,101	0.1%
	Tose Co., Ltd.	22,100	173,365	0.0%
	Toshiba TEC Corp.	697,000	4,900,128	0.2%
	Toukei Computer Co., Ltd.	26,810	378,582	0.0%
#	Towa Corp.	112,000	690,955	0.0%
	Toyo Corp.	153,600	1,827,488	0.1%

24

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Transcosmos, Inc.	142,100	$3,051,569	0.1%
	UKC Holdings Corp.	59,800	926,228	0.0%
*	Ulvac, Inc.	238,300	5,079,797	0.2%
	Uniden Corp.	377,000	994,174	0.1%
	UT Holdings Co., Ltd.	158,100	988,999	0.1%
#	Wacom Co., Ltd.	750,100	4,281,128	0.2%
	Wellnet Corp.	31,500	542,350	0.0%
	Y A C Co., Ltd.	37,700	245,000	0.0%
	Yamaichi Electronics Co., Ltd.	75,700	484,984	0.0%
	Yashima Denki Co., Ltd.	7,700	36,725	0.0%
	Yokowo Co., Ltd.	84,300	455,381	0.0%
#	Zappallas, Inc.	52,200	317,601	0.0%
	Zuken, Inc.	94,600	945,919	0.0%
Total Information Technology			301,508,955	12.1%

Materials — (9.8%)
	Achilles Corp.	874,000	1,285,903	0.1%
	ADEKA Corp.	499,300	6,699,001	0.3%
	Agro-Kanesho Co., Ltd.	14,000	114,954	0.0%
	Aichi Steel Corp.	587,000	2,342,750	0.1%
	Alconix Corp.	25,700	692,339	0.0%
	Arakawa Chemical Industries, Ltd.	79,200	1,046,441	0.0%
#	Araya Industrial Co., Ltd.	276,000	425,818	0.0%
#	Asahi Holdings, Inc.	142,450	2,453,914	0.1%
	Asahi Organic Chemicals Industry Co., Ltd.	391,000	845,044	0.0%
	Asahi Printing Co., Ltd.	800	18,158	0.0%
#	C Uyemura & Co., Ltd.	17,800	906,805	0.0%
	Carlit Holdings Co., Ltd.	67,500	399,965	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	568,000	1,078,207	0.0%
*	Chugai Mining Co., Ltd.	1,012,400	310,845	0.0%
	Chugoku Marine Paints, Ltd.	341,000	2,463,679	0.1%
#*	Chuo Denki Kogyo Co., Ltd.	100,100	362,281	0.0%
*	Co-Op Chemical Co., Ltd.	159,000	180,585	0.0%
	Dai Nippon Toryo Co., Ltd.	707,000	1,123,719	0.1%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	9,100	249,842	0.0%
#	Daiken Corp.	401,000	1,140,582	0.1%
#	Daiki Aluminium Industry Co., Ltd.	142,000	421,933	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	376,000	1,781,861	0.1%
#	Daio Paper Corp.	538,500	4,882,409	0.2%
	Daiso Co., Ltd.	411,000	1,505,944	0.1%
	DC Co., Ltd.	113,900	585,729	0.0%
	Denki Kagaku Kogyo K.K.	739,000	2,839,372	0.1%
#	DKS Co., Ltd.	197,000	788,020	0.0%
	Dynapac Co., Ltd.	25,000	65,173	0.0%
	Earth Chemical Co., Ltd.	58,400	2,247,660	0.1%
#	FP Corp.	142,600	4,972,284	0.2%
	Fuji Seal International, Inc.	126,300	3,925,735	0.2%
	Fujikura Kasei Co., Ltd.	138,000	719,316	0.0%
	Fujimi, Inc.	108,700	1,525,805	0.1%
	Fujimori Kogyo Co., Ltd.	73,900	2,400,962	0.1%
	Fumakilla, Ltd.	45,000	134,188	0.0%
	Fuso Chemical Co., Ltd.	2,900	93,387	0.0%

25

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Godo Steel, Ltd.	899,000	$1,441,516	0.1%
	Gun-Ei Chemical Industry Co., Ltd.	276,000	1,145,139	0.1%
	Harima Chemicals Group, Inc.	73,300	334,988	0.0%
	Hodogaya Chemical Co., Ltd.	289,000	542,628	0.0%
	Hokkan Holdings, Ltd.	283,000	813,343	0.0%
	Hokko Chemical Industry Co., Ltd.	90,000	348,209	0.0%
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	3,855,089	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	118,889	0.0%
#	Ihara Chemical Industry Co., Ltd.	211,000	1,745,530	0.1%
	Ise Chemical Corp.	83,000	581,537	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	1,854,500	1,649,245	0.1%
	Ishizuka Glass Co., Ltd.	119,000	235,054	0.0%
	JCU Corp.	12,500	840,037	0.0%
#	JSP Corp.	103,900	1,866,576	0.1%
*	Kanto Denka Kogyo Co., Ltd.	99,000	250,708	0.0%
	Katakura Chikkarin Co., Ltd.	43,000	111,719	0.0%
	Kawakin Holdings Co., Ltd.	11,000	28,659	0.0%
	Kawasaki Kasei Chemicals, Ltd.	84,000	128,654	0.0%
	Kimoto Co., Ltd.	204,200	803,469	0.0%
	Koatsu Gas Kogyo Co., Ltd.	163,493	984,489	0.0%
	Kogi Corp.	30,000	62,189	0.0%
	Kohsoku Corp.	61,900	570,399	0.0%
	Konishi Co., Ltd.	87,400	1,858,170	0.1%
	Krosaki Harima Corp.	260,000	618,424	0.0%
	Kumiai Chemical Industry Co., Ltd.	271,000	1,741,964	0.1%
#	Kureha Corp.	736,500	4,026,719	0.2%
	Kurimoto, Ltd.	702,000	1,655,612	0.1%
#	Kyoei Steel, Ltd.	95,200	1,724,159	0.1%
	Kyowa Leather Cloth Co., Ltd.	71,700	347,296	0.0%
	Lintec Corp.	264,300	5,316,753	0.2%
#	MEC Co., Ltd.	89,300	959,042	0.0%
	Mitani Sekisan Co., Ltd.	17,000	267,408	0.0%
*	Mitsubishi Paper Mills, Ltd.	1,542,000	1,353,005	0.1%
	Mitsubishi Steel Manufacturing Co., Ltd.	743,000	1,734,025	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,499,000	9,999,954	0.4%
#	MORESCO Corp.	27,700	462,052	0.0%
	Mory Industries, Inc.	156,000	628,424	0.0%
*	Nakayama Steel Works, Ltd.	490,000	401,937	0.0%
	Neturen Co., Ltd.	157,000	1,198,986	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	496,930	0.0%
	Nichia Steel Works, Ltd.	175,900	570,834	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	78,000	522,156	0.0%
	Nihon Nohyaku Co., Ltd.	259,000	3,146,206	0.1%
	Nihon Parkerizing Co., Ltd.	275,800	6,323,653	0.3%
	Nihon Yamamura Glass Co., Ltd.	491,000	810,126	0.0%
#	Nippon Carbide Industries Co., Inc.	404,000	1,157,877	0.1%
*	Nippon Chemical Industrial Co., Ltd.	491,000	693,712	0.0%
	Nippon Chutetsukan K.K.	113,000	260,479	0.0%
#	Nippon Concrete Industries Co., Ltd.	209,000	1,042,203	0.0%
#	Nippon Denko Co., Ltd.	514,000	1,622,699	0.1%
	Nippon Fine Chemical Co., Ltd.	85,600	583,142	0.0%
	Nippon Kasei Chemical Co., Ltd.	183,000	252,889	0.0%

26

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Nippon Kinzoku Co., Ltd.	264,000	$370,972	0.0%
#*	Nippon Koshuha Steel Co., Ltd.	458,000	445,391	0.0%
#	Nippon Light Metal Holdings Co., Ltd.	3,026,200	4,609,409	0.2%
	Nippon Pillar Packing Co., Ltd.	113,000	925,968	0.0%
	Nippon Soda Co., Ltd.	801,000	4,271,060	0.2%
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	289,000	2,304,989	0.1%
#	Nippon Valqua Industries, Ltd.	465,000	1,326,389	0.1%
#	Nisshin Steel Co., Ltd.	453,992	6,000,740	0.2%
#	Nitta Gelatin, Inc.	10,000	95,665	0.0%
	Nittetsu Mining Co., Ltd.	375,000	1,606,038	0.1%
	Nitto FC Co., Ltd.	72,000	454,238	0.0%
	NOF Corp.	833,000	5,955,945	0.2%
	Okamoto Industries, Inc.	414,000	1,438,690	0.1%
	Okura Industrial Co., Ltd.	305,000	1,023,243	0.0%
	Osaka Organic Chemical Industry, Ltd.	66,000	305,149	0.0%
	Osaka Steel Co., Ltd.	77,700	1,364,856	0.1%
#	OSAKA Titanium Technologies Co., Ltd.	91,200	1,896,119	0.1%
#*	Pacific Metals Co., Ltd.	828,000	4,036,068	0.2%
	Pack Corp. (The)	76,300	1,509,031	0.1%
#*	Rasa Industries, Ltd.	459,000	644,218	0.0%
	Rengo Co., Ltd.	1,219,000	5,826,794	0.2%
	Riken Technos Corp.	203,000	1,106,770	0.1%
	Sakai Chemical Industry Co., Ltd.	535,000	1,684,758	0.1%
	Sakata INX Corp.	242,000	2,255,293	0.1%
#	Sanyo Chemical Industries, Ltd.	356,000	2,518,148	0.1%
	Sanyo Special Steel Co., Ltd.	592,300	2,754,355	0.1%
	Sekisui Plastics Co., Ltd.	240,000	674,997	0.0%
	Shikoku Chemicals Corp.	239,000	1,845,070	0.1%
	Shin-Etsu Polymer Co., Ltd.	249,100	1,225,040	0.1%
	Shinagawa Refractories Co., Ltd.	257,000	583,897	0.0%
	Shinko Wire Co., Ltd.	184,000	312,806	0.0%
	Stella Chemifa Corp.	53,600	722,011	0.0%
	Sumitomo Bakelite Co., Ltd.	1,158,000	4,597,334	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,274,000	8,649,259	0.4%
#	Sumitomo Seika Chemicals Co., Ltd.	272,000	1,911,796	0.1%
	T Hasegawa Co., Ltd.	122,900	1,970,207	0.1%
	T&K Toka Co., Ltd.	35,100	752,576	0.0%
#	Taisei Lamick Co., Ltd.	27,600	739,131	0.0%
	Taiyo Holdings Co., Ltd.	89,800	2,784,326	0.1%
#	Takasago International Corp.	433,000	2,065,037	0.1%
	Takiron Co., Ltd.	304,000	1,730,518	0.1%
*	Tanaka Chemical Corp.	1,100	5,531	0.0%
	Tayca Corp.	159,000	510,041	0.0%
	Tenma Corp.	87,000	1,357,500	0.1%
	Toagosei Co., Ltd.	1,276,000	5,745,214	0.2%
#*	Toda Kogyo Corp.	220,000	692,653	0.0%
#*	Toho Titanium Co., Ltd.	132,500	877,398	0.0%
	Toho Zinc Co., Ltd.	741,000	2,773,569	0.1%
	Tokai Carbon Co., Ltd.	1,202,000	3,432,453	0.1%
	Tokushu Tokai Paper Co., Ltd.	551,580	1,242,295	0.1%
	Tokuyama Corp.	1,979,000	6,293,273	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	176,300	4,206,271	0.2%

27

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
#* Tokyo Rope Manufacturing Co., Ltd.	134,000	$218,679	0.0%
# Tokyo Steel Manufacturing Co., Ltd.	654,900	3,428,643	0.1%
Tokyo Tekko Co., Ltd.	232,000	1,166,425	0.1%
Tomoegawa Co., Ltd.	125,000	236,935	0.0%
Tomoku Co., Ltd.	320,000	913,138	0.0%
Topy Industries, Ltd.	1,102,000	2,308,022	0.1%
Toyo Ink SC Holdings Co., Ltd.	1,076,000	5,312,427	0.2%
Toyo Kohan Co., Ltd.	286,000	1,682,587	0.1%
Toyobo Co., Ltd.	4,867,000	8,413,425	0.3%
TYK Corp.	138,000	275,228	0.0%
# UACJ Corp.	1,301,415	4,895,922	0.2%
Wood One Co., Ltd.	169,000	497,230	0.0%
Yodogawa Steel Works, Ltd.	786,500	3,491,939	0.1%
Yuki Gosei Kogyo Co., Ltd.	64,000	169,273	0.0%
Yushiro Chemical Industry Co., Ltd.	60,000	763,036	0.0%
Total Materials		271,468,920	10.9%

Telecommunication Services — (0.2%)
#* Japan Communications, Inc.	544,800	5,186,707	0.2%
Okinawa Cellular Telephone Co.	37,000	996,428	0.0%
Total Telecommunication Services		6,183,135	0.2%

Utilities — (0.4%)
# Hokkaido Gas Co., Ltd.	265,000	745,300	0.0%
Hokuriku Gas Co., Ltd.	99,000	253,877	0.0%
K&O Energy Group, Inc.	77,500	1,149,562	0.1%
Okinawa Electric Power Co., Inc. (The)	93,671	3,340,366	0.1%
Saibu Gas Co., Ltd.	1,728,000	4,526,865	0.2%
Shizuoka Gas Co., Ltd.	307,000	2,104,290	0.1%
Total Utilities		12,120,260	0.5%
TOTAL COMMON STOCKS		2,477,620,246	99.4%

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (10.6%)
§@ DFA Short Term Investment Fund	25,300,727	292,729,414	11.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,475,198,907)^		$2,770,349,660	111.1%
____________________

^	The cost for federal income tax purposes is $2,505,992,560.

28

The Japanese Small Company Series
continued

Summary of the Series' investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$505,643,847	—	$505,643,847
Consumer Staples	$3,782,083	215,950,380	—	219,732,463
Energy	—	26,918,628	—	26,918,628
Financials	5,207,642	271,789,858	—	276,997,500
Health Care	—	126,516,936	—	126,516,936
Industrials	—	730,529,602	—	730,529,602
Information Technology	—	301,508,955	—	301,508,955
Materials	—	271,468,920	—	271,468,920
Telecommunication Services	—	6,183,135	—	6,183,135
Utilities	—	12,120,260	—	12,120,260
Securities Lending Collateral	—	292,729,414	—	292,729,414
TOTAL	$8,989,725	$2,761,359,935	—	$2,770,349,660

29

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (80.1%)
AUSTRALIA — (42.0%)
*	AAT Corp., Ltd.	99	$—	0.0%
*	ABM Resources NL	4,344,904	82,207	0.0%
#	Acrux, Ltd.	341,904	324,107	0.0%
	Adelaide Brighton, Ltd.	3,019,105	9,831,127	0.7%
#*	Aditya Birla Minerals, Ltd.	884,599	158,881	0.0%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	641,482	2,261,049	0.2%
#*	AJ Lucas Group, Ltd.	317,969	278,255	0.0%
#*	Alchemia, Ltd.	459,735	240,271	0.0%
#*	Alkane Resources, Ltd.	1,255,636	314,232	0.0%
*	Alliance Resources, Ltd.	399,488	60,427	0.0%
#	Altium, Ltd.	58,344	134,838	0.0%
*	Altona Mining, Ltd.	1,108,169	168,311	0.0%
	AMA Group, Ltd.	15,236	4,095	0.0%
	Amalgamated Holdings, Ltd.	471,295	4,145,098	0.3%
#	Amcom Telecommunications, Ltd.	1,685,236	3,143,556	0.2%
#	Ansell, Ltd.	474,660	8,873,790	0.6%
#*	Antares Energy, Ltd.	1,184,542	592,329	0.0%
	AP Eagers, Ltd.	237,816	1,281,278	0.1%
#*	APN News & Media, Ltd.	4,253,396	3,101,925	0.2%
#*	Aquarius Platinum, Ltd.	5,069,286	2,009,212	0.1%
*	Aquila Resources, Ltd.	473,521	1,507,826	0.1%
*	Arafura Resources, Ltd.	806,119	44,107	0.0%
#	ARB Corp., Ltd.	405,194	4,677,503	0.3%
#	Aristocrat Leisure, Ltd.	2,758,390	13,668,027	0.9%
	Arrium, Ltd.	9,239,983	6,950,519	0.5%
#*	ASG Group, Ltd.	642,515	272,705	0.0%
*	Atlantic, Ltd.	21,276	2,628	0.0%
#	Atlas Iron, Ltd.	5,851,795	3,483,414	0.2%
*	Aurelia Metals, Ltd.	104,200	22,657	0.0%
#	Ausdrill, Ltd.	1,744,720	1,406,242	0.1%
#	Ausenco, Ltd.	769,338	363,190	0.0%
#*	Austal, Ltd.	1,105,762	1,332,054	0.1%
	Austbrokers Holdings, Ltd.	205,828	2,092,955	0.2%
#	Austin Engineering, Ltd.	279,815	424,572	0.0%
*	Austpac Resources NL	94,932	1,881	0.0%
#*	Australian Agricultural Co., Ltd.	2,324,719	2,696,007	0.2%
#*	Australian Infrastructure Fund, Ltd.	3,606,473	13,535	0.0%
#	Australian Pharmaceutical Industries, Ltd.	2,452,401	1,365,988	0.1%
	Australian Vintage, Ltd.	4,096,187	1,233,226	0.1%
	Automotive Holdings Group, Ltd.	1,397,053	4,805,170	0.3%
*	Avanco Resources, Ltd.	2,444,368	208,076	0.0%
#	Aveo Group	302,038	586,493	0.0%
*	AVJennings, Ltd.	7,259,050	3,901,227	0.3%
*	AWE, Ltd.	3,157,144	5,357,581	0.4%
#*	Bandanna Energy, Ltd.	337,935	26,767	0.0%
#	BC Iron, Ltd.	850,990	2,576,032	0.2%
	Beach Energy, Ltd.	8,696,469	13,769,072	0.9%
#*	Beadell Resources, Ltd.	681,204	397,877	0.0%
#	Bega Cheese, Ltd.	319,811	1,468,322	0.1%
#	Bentham IMF, Ltd.	546,055	944,751	0.1%

1

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Berkeley Resources, Ltd.	434,006	$110,295	0.0%
	Beyond International, Ltd.	8,888	10,469	0.0%
#*	Billabong International, Ltd.	3,815,940	1,798,799	0.1%
#*	Bionomics, Ltd.	284,880	147,347	0.0%
#	Blackmores, Ltd.	80,675	2,065,362	0.1%
*	Blackthorn Resources, Ltd.	135,173	19,118	0.0%
*	BlueScope Steel, Ltd.	1,645,807	8,429,439	0.6%
#*	Boart Longyear, Ltd.	2,737,139	477,562	0.0%
*	Boom Logistics, Ltd.	916,361	103,596	0.0%
*	Boulder Steel, Ltd.	165,585	468	0.0%
#	Bradken, Ltd.	1,278,641	4,578,339	0.3%
#	Breville Group, Ltd.	738,992	5,652,440	0.4%
#	Brickworks, Ltd.	164,250	2,116,779	0.2%
#	BT Investment Management, Ltd.	477,734	2,905,523	0.2%
#*	Buccaneer Energy, Ltd.	3,283,586	18,578	0.0%
#*	Buru Energy, Ltd.	181,983	190,490	0.0%
#	Cabcharge Australia, Ltd.	861,961	3,278,985	0.2%
	Calliden Group, Ltd.	389,687	132,406	0.0%
*	Cape Lambert Resources, Ltd.	373,413	27,131	0.0%
*	Capral, Ltd.	58,499	6,657	0.0%
#	Cardno, Ltd.	998,625	5,948,396	0.4%
#*	Carnarvon Petroleum, Ltd.	5,082,786	359,734	0.0%
*	Carnegie Wave Energy, Ltd.	563,165	26,573	0.0%
	carsales.com, Ltd.	1,525,864	15,238,308	1.1%
#	Cash Converters International, Ltd.	2,048,629	2,083,783	0.2%
*	CDS Technologies, Ltd.	13,276	—	0.0%
#	Cedar Woods Properties, Ltd.	298,627	2,057,720	0.1%
*	Centrebet International, Ltd. Claim Units	81,336	—	0.0%
#*	Ceramic Fuel Cells, Ltd.	2,827,757	31,923	0.0%
	Challenger, Ltd.	129,231	906,512	0.1%
	Chandler Macleod Group, Ltd.	463,928	144,078	0.0%
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—	0.0%
*	Citigold Corp., Ltd.	3,765,806	89,285	0.0%
*	Clinuvel Pharmaceuticals, Ltd.	48,821	78,305	0.0%
	Clover Corp., Ltd.	434,207	167,801	0.0%
#*	Coal of Africa, Ltd.	668,800	45,305	0.0%
#*	Coalspur Mines, Ltd.	684,893	38,872	0.0%
*	Cockatoo Coal, Ltd.	6,931,645	187,811	0.0%
#	Codan, Ltd.	400,153	280,841	0.0%
*	Coffey International, Ltd.	1,048,636	232,972	0.0%
#	Collection House, Ltd.	1,955,258	3,470,107	0.2%
	Collins Foods, Ltd.	236,720	462,456	0.0%
*	Comet Ridge, Ltd.	15,204	2,155	0.0%
*	Cooper Energy, Ltd.	336,842	160,559	0.0%
	Corporate Travel Management, Ltd.	104,840	634,315	0.1%
	Coventry Group, Ltd.	144,778	382,248	0.0%
	Credit Corp. Group, Ltd.	110,382	905,541	0.1%
	Crowe Horwath Australasia, Ltd.	1,365,816	541,783	0.0%
#	CSG, Ltd.	740,785	719,347	0.1%
	CSR, Ltd.	3,153,025	10,379,444	0.7%
	CTI Logistics, Ltd.	7,200	13,592	0.0%
#*	Cudeco, Ltd.	399,317	646,978	0.1%

2

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Cue Energy Resources, Ltd.	1,378,665	$149,572	0.0%
#	Data#3, Ltd.	508,202	326,035	0.0%
	David Jones, Ltd.	4,278,429	15,897,454	1.1%
#	Decmil Group, Ltd.	893,550	1,505,687	0.1%
*	Deep Yellow, Ltd.	239,981	4,306	0.0%
*	Devine, Ltd.	497,498	469,324	0.0%
#	Domino's Pizza Enterprises, Ltd.	162,328	3,285,474	0.2%
	Downer EDI, Ltd.	2,852,213	12,172,469	0.8%
*	Dragon Mining, Ltd.	76,113	8,998	0.0%
#*	Drillsearch Energy, Ltd.	2,697,298	3,712,492	0.3%
#	DUET Group	589,863	1,344,586	0.1%
	DuluxGroup, Ltd.	3,050,229	16,293,200	1.1%
#	DWS, Ltd.	382,927	418,865	0.0%
#	Echo Entertainment Group, Ltd.	3,820,685	11,305,560	0.8%
*	EHG Corp., Ltd.	482	—	0.0%
#*	Elders, Ltd.	1,419,921	262,234	0.0%
*	Elemental Minerals, Ltd.	388,188	91,334	0.0%
#*	Emeco Holdings, Ltd.	3,582,494	675,484	0.1%
*	Empire Oil & Gas NL	922,161	6,961	0.0%
#*	Energy Resources of Australia, Ltd.	1,014,868	1,170,900	0.1%
#*	Energy World Corp., Ltd.	4,263,928	1,288,962	0.1%
*	Enero Group, Ltd.	12,387	12,516	0.0%
	Envestra, Ltd.	7,569,682	9,697,612	0.7%
#*	Equatorial Resources, Ltd.	176,571	57,232	0.0%
	Equity Trustees, Ltd.	4,219	83,488	0.0%
	ERM Power, Ltd.	308,553	528,912	0.0%
	Ethane Pipeline Income Fund	182,912	187,187	0.0%
	Euroz, Ltd.	90,019	109,963	0.0%
#	Evolution Mining, Ltd.	2,373,776	1,587,459	0.1%
	Fairfax Media, Ltd.	13,448,986	11,466,187	0.8%
#	Fantastic Holdings, Ltd.	335,900	471,134	0.0%
#*	FAR, Ltd.	8,567,778	274,096	0.0%
	Finbar Group, Ltd.	113,833	175,133	0.0%
#	Fleetwood Corp., Ltd.	389,618	856,452	0.1%
#	FlexiGroup, Ltd.	620,491	1,853,865	0.1%
#*	Flinders Mines, Ltd.	7,896,335	149,535	0.0%
#*	Focus Minerals, Ltd.	19,167,915	180,671	0.0%
	Forge Group, Ltd.	411,374	—	0.0%
	Funtastic, Ltd.	14,936	846	0.0%
#	G8 Education, Ltd.	513,557	2,227,379	0.2%
*	Galaxy Resources, Ltd.	760,450	37,895	0.0%
	Gazal Corp., Ltd.	75,960	200,706	0.0%
#*	Geodynamics, Ltd.	620,319	27,417	0.0%
#*	Gindalbie Metals, Ltd.	2,927,610	143,910	0.0%
*	Global Construction Services, Ltd.	4,832	2,100	0.0%
	Goodman Fielder, Ltd.	10,646,991	6,826,912	0.5%
	GrainCorp, Ltd. Class A	1,213,059	9,603,680	0.7%
#	Grange Resources, Ltd.	1,724,297	261,769	0.0%
	Greencross, Ltd.	8,932	77,842	0.0%
#*	Greenland Minerals & Energy, Ltd.	796,390	75,408	0.0%
#*	Gryphon Minerals, Ltd.	1,931,531	295,676	0.0%
#	GUD Holdings, Ltd.	604,689	3,546,887	0.3%

3

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Gunns, Ltd.	2,872,620	$—	0.0%
#	GWA Group, Ltd.	1,839,727	4,557,046	0.3%
	Hansen Technologies, Ltd.	5,702	6,813	0.0%
#	HFA Holdings, Ltd.	235,865	233,593	0.0%
*	Highlands Pacific, Ltd.	2,651,500	115,266	0.0%
*	Hillgrove Resources, Ltd.	1,601,169	119,631	0.0%
	Hills, Ltd.	1,277,001	2,092,154	0.2%
#*	Horizon Oil, Ltd.	6,888,387	2,276,411	0.2%
*	Icon Energy, Ltd.	1,135,301	144,546	0.0%
*	IDM International, Ltd.	23,969	—	0.0%
#	iiNET, Ltd.	980,332	6,757,614	0.5%
#	Imdex, Ltd.	1,203,514	714,202	0.1%
	Independence Group NL	1,748,634	7,196,033	0.5%
*	Indophil Resources NL	3,118,946	471,547	0.0%
#*	Infigen Energy	2,081,316	470,855	0.0%
#	Infomedia, Ltd.	1,477,140	1,044,363	0.1%
	Integrated Research, Ltd.	336,657	315,830	0.0%
#*	Intrepid Mines, Ltd.	1,794,707	406,776	0.0%
#	Invocare, Ltd.	808,502	7,706,395	0.5%
#	IOOF Holdings, Ltd.	1,583,499	12,541,337	0.9%
#	Iress, Ltd.	1,036,173	8,004,178	0.6%
#*	Iron Ore Holdings, Ltd.	336,216	284,722	0.0%
#	JB Hi-Fi, Ltd.	856,886	14,816,171	1.0%
	Jumbo Interactive, Ltd.	95,098	116,474	0.0%
*	Jupiter Mines, Ltd.	405,443	23,225	0.0%
	K&S Corp., Ltd.	245,710	289,706	0.0%
#*	Kagara, Ltd.	1,945,393	42,191	0.0%
*	Kangaroo Resources, Ltd.	281,470	2,633	0.0%
#*	Karoon Gas Australia, Ltd.	759,802	2,199,583	0.2%
#*	Kingsgate Consolidated, Ltd.	1,750,756	1,444,094	0.1%
*	Kingsrose Mining, Ltd.	760,046	403,912	0.0%
*	Lednium, Ltd.	195,019	—	0.0%
*	Liquefied Natural Gas, Ltd.	366,175	741,618	0.1%
	LogiCamms, Ltd.	38,305	29,279	0.0%
*	Lonestar Resources, Ltd.	850,147	360,166	0.0%
	Lycopodium, Ltd.	80,228	159,118	0.0%
#*	Lynas Corp., Ltd.	2,963,990	362,383	0.0%
#	M2 Group, Ltd.	1,109,008	6,044,242	0.4%
	MACA, Ltd.	538,735	942,545	0.1%
*	Macmahon Holdings, Ltd.	6,319,933	595,878	0.0%
	Macquarie Atlas Roads Group	426,206	1,314,397	0.1%
	Macquarie Telecom Group, Ltd.	35,019	191,496	0.0%
#	Magellan Financial Group, Ltd.	243,143	2,506,249	0.2%
*	Matrix Composites & Engineering, Ltd.	167,126	186,170	0.0%
#*	Maverick Drilling & Exploration, Ltd.	710,305	150,820	0.0%
#	MaxiTRANS Industries, Ltd.	942,578	861,736	0.1%
#*	Mayne Pharma Group, Ltd.	2,332,627	1,869,316	0.1%
#	McMillan Shakespeare, Ltd.	337,604	2,919,608	0.2%
	McPherson's, Ltd.	473,986	489,183	0.0%
*	Medusa Mining, Ltd.	1,182,932	2,091,068	0.2%
#	Melbourne IT, Ltd.	454,822	690,976	0.1%
*	MEO Australia, Ltd.	681,039	16,042	0.0%

4

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Mermaid Marine Australia, Ltd.	2,234,080	$4,342,445	0.3%
#*	Mesoblast, Ltd.	99,585	419,138	0.0%
*	Metals X, Ltd.	854,017	210,093	0.0%
#	Metcash, Ltd.	1,091,668	2,718,511	0.2%
*	Metgasco, Ltd.	641,952	25,348	0.0%
*	Metminco, Ltd.	803,323	12,808	0.0%
	Mincor Resources NL	1,004,969	783,702	0.1%
#*	Mineral Deposits, Ltd.	466,063	797,328	0.1%
#	Mineral Resources, Ltd.	1,167,219	10,564,539	0.7%
#*	Mirabela Nickel, Ltd.	2,820,238	106,374	0.0%
#*	Molopo Energy, Ltd.	1,186,993	212,497	0.0%
#	Monadelphous Group, Ltd.	707,732	10,479,953	0.7%
*	Morning Star Gold NL	332,749	6,589	0.0%
	Mortgage Choice, Ltd.	679,184	1,819,954	0.1%
	Mount Gibson Iron, Ltd.	4,616,924	3,014,056	0.2%
#	Myer Holdings, Ltd.	4,013,836	8,027,634	0.6%
#	MyState, Ltd.	166,774	729,118	0.1%
#*	Nanosonics, Ltd.	152,184	113,403	0.0%
	Navitas, Ltd.	1,453,039	9,769,399	0.7%
*	Nearmap, Ltd.	130,890	53,201	0.0%
#*	Neon Energy, Ltd.	637,767	7,806	0.0%
	New Hope Corp., Ltd.	54,911	138,713	0.0%
#*	Newsat, Ltd.	1,556,160	403,624	0.0%
#*	Nexus Energy, Ltd.	6,106,883	74,860	0.0%
#	NIB Holdings, Ltd.	2,392,268	7,352,774	0.5%
	Nick Scali, Ltd.	170,701	436,237	0.0%
#*	Nido Petroleum, Ltd.	6,149,154	185,570	0.0%
#*	Noble Mineral Resources, Ltd.	405,717	—	0.0%
*	Northern Iron, Ltd.	692,729	97,779	0.0%
#	Northern Star Resources, Ltd.	3,559,913	4,271,888	0.3%
#	NRW Holdings, Ltd.	1,922,096	1,668,249	0.1%
#	Nufarm, Ltd.	1,115,350	4,894,791	0.3%
#	Oakton, Ltd.	394,790	489,728	0.0%
*	OM Holdings, Ltd.	29,193	10,870	0.0%
#*	Orocobre, Ltd.	360,771	769,459	0.1%
#	OrotonGroup, Ltd.	125,287	518,456	0.0%
*	Otto Energy, Ltd.	1,936,175	168,030	0.0%
#	OZ Minerals, Ltd.	2,212,650	8,539,634	0.6%
	Pacific Brands, Ltd.	5,800,838	2,983,479	0.2%
#*	Paladin Energy, Ltd.	5,492,659	1,529,375	0.1%
*	Pan Pacific Petroleum NL	1,094,343	77,140	0.0%
	PanAust, Ltd.	3,208,104	6,828,530	0.5%
#*	Panoramic Resources, Ltd.	1,674,488	1,307,829	0.1%
#*	PaperlinX, Ltd.	2,360,419	86,749	0.0%
	Patties Foods, Ltd.	42,099	44,470	0.0%
#*	Peet, Ltd.	1,473,241	1,875,261	0.1%
*	Peninsula Energy, Ltd.	5,178,834	111,805	0.0%
#	Perpetual, Ltd.	327,622	14,628,990	1.0%
#*	Perseus Mining, Ltd.	3,096,293	1,243,846	0.1%
#*	Pharmaxis, Ltd.	473,455	29,435	0.0%
*	Phosphagenics, Ltd.	1,842,963	151,529	0.0%
#*	Platinum Australia, Ltd.	1,442,661	8,162	0.0%

5

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Pluton Resources, Ltd.	20,710	$664	0.0%
*	PMP, Ltd.	2,395,607	984,677	0.1%
*	Poseidon Nickel, Ltd.	436,181	33,029	0.0%
	Premier Investments, Ltd.	550,503	4,414,598	0.3%
#*	Prima Biomed, Ltd.	2,194,242	83,838	0.0%
#	Primary Health Care, Ltd.	2,532,014	10,828,103	0.7%
#	Prime Media Group, Ltd.	1,777,139	1,759,914	0.1%
	Programmed Maintenance Services, Ltd.	697,173	1,854,894	0.1%
#*	Qantas Airways, Ltd.	3,482,063	4,142,120	0.3%
#	Qube Holdings, Ltd.	796,717	1,711,647	0.1%
*	Quickstep Holdings, Ltd.	255,575	44,607	0.0%
#*	Ramelius Resources, Ltd.	1,512,836	111,147	0.0%
#*	Range Resources, Ltd.	1,456,711	38,574	0.0%
	RCG Corp., Ltd.	94,573	56,195	0.0%
#	RCR Tomlinson, Ltd.	1,072,079	2,830,277	0.2%
#	REA Group, Ltd.	115,581	4,656,773	0.3%
#	Reckon, Ltd.	319,866	636,828	0.1%
*	Red 5, Ltd.	9,022	734	0.0%
#*	Red Fork Energy, Ltd.	2,658,133	213,693	0.0%
	Redflex Holdings, Ltd.	377,855	360,121	0.0%
	Reece Australia, Ltd.	238,257	6,807,546	0.5%
#	Regis Resources, Ltd.	2,169,151	3,396,379	0.2%
#	Reject Shop, Ltd. (The)	228,019	1,875,883	0.1%
#*	Resolute Mining, Ltd.	3,655,976	2,156,608	0.2%
*	Resource Generation, Ltd.	338,381	41,664	0.0%
#	Retail Food Group, Ltd.	621,686	2,660,490	0.2%
#*	Rex Minerals, Ltd.	469,315	134,762	0.0%
	Ridley Corp., Ltd.	1,296,000	974,352	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
*	Roc Oil Co., Ltd.	6,490,268	3,674,813	0.3%
*	RungePincockMinarco, Ltd.	30,702	16,731	0.0%
#	Ruralco Holdings, Ltd.	119,306	384,793	0.0%
#	SAI Global, Ltd.	1,590,543	7,676,916	0.5%
#	Salmat, Ltd.	664,807	1,015,263	0.1%
#*	Samson Oil & Gas, Ltd.	7,175,499	146,832	0.0%
#*	Sandfire Resources NL	273,125	1,605,960	0.1%
*	Saracen Mineral Holdings, Ltd.	4,699,231	1,851,945	0.1%
	Schaffer Corp., Ltd.	33,766	188,215	0.0%
#	Sedgman, Ltd.	452,719	213,555	0.0%
#	Select Harvests, Ltd.	357,019	1,729,621	0.1%
*	Senex Energy, Ltd.	6,377,227	4,183,303	0.3%
#	Servcorp, Ltd.	308,029	1,393,817	0.1%
*	Service Stream, Ltd.	1,693,203	295,070	0.0%
#	Seven Group Holdings, Ltd.	328,126	2,293,668	0.2%
	Seven West Media, Ltd.	3,706,504	6,564,005	0.5%
	Seymour Whyte, Ltd.	8,690	15,478	0.0%
#	Sigma Pharmaceuticals, Ltd.	6,971,111	4,794,314	0.3%
*	Sihayo Gold, Ltd.	475,700	7,990	0.0%
#*	Silex Systems, Ltd.	511,695	559,654	0.0%
#	Silver Chef, Ltd.	68,585	327,639	0.0%
#*	Silver Lake Resources, Ltd.	2,539,009	1,240,346	0.1%
#*	Sims Metal Management, Ltd.	1,227,954	11,264,367	0.8%

6

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Sirtex Medical, Ltd.	334,852	$5,332,789	0.4%
#	Skilled Group, Ltd.	1,388,531	3,010,222	0.2%
#	Slater & Gordon, Ltd.	716,218	3,488,295	0.2%
#	SMS Management & Technology, Ltd.	556,717	1,859,915	0.1%
#	Southern Cross Electrical Engineering, Ltd.	21,171	9,575	0.0%
	Southern Cross Media Group, Ltd.	3,308,045	3,336,085	0.2%
	Spark Infrastructure Group	9,305,596	16,261,764	1.1%
	Specialty Fashion Group, Ltd.	809,557	672,197	0.1%
#*	St Barbara, Ltd.	2,671,044	295,938	0.0%
#*	Starpharma Holdings, Ltd.	292,659	160,296	0.0%
*	Strike Energy, Ltd.	1,471,668	201,488	0.0%
	Structural Systems, Ltd.	29,934	16,270	0.0%
	STW Communications Group, Ltd.	2,131,553	2,883,223	0.2%
#*	Sundance Energy Australia, Ltd.	2,034,344	2,212,682	0.2%
#*	Sundance Resources, Ltd.	8,756,539	694,073	0.1%
	Sunland Group, Ltd.	741,191	1,090,104	0.1%
#	Super Retail Group, Ltd.	1,291,875	10,304,115	0.7%
	Swick Mining Services, Ltd.	106,166	26,467	0.0%
	Tabcorp Holdings, Ltd.	1,190,664	3,771,088	0.3%
*	Tap Oil, Ltd.	1,450,696	698,554	0.1%
#	Tassal Group, Ltd.	758,609	2,760,097	0.2%
#	Technology One, Ltd.	1,422,231	3,583,526	0.3%
#*	Ten Network Holdings, Ltd.	10,496,069	2,620,528	0.2%
	TFS Corp., Ltd.	1,522,885	2,375,059	0.2%
	Thorn Group, Ltd.	398,461	811,699	0.1%
*	Tiger Resources, Ltd.	5,656,199	1,703,310	0.1%
*	Toro Energy, Ltd.	70,156	3,848	0.0%
#	Tox Free Solutions, Ltd.	810,106	2,582,337	0.2%
	TPG Telecom, Ltd.	1,357,245	7,051,935	0.5%
#*	Transfield Services, Ltd.	3,014,081	3,089,736	0.2%
*	Transpacific Industries Group, Ltd.	8,859,027	8,477,267	0.6%
	Treasury Group, Ltd.	21,218	191,502	0.0%
#	Treasury Wine Estates, Ltd.	611,191	2,886,329	0.2%
*	Tribune Resources, Ltd.	3,093	9,974	0.0%
#*	Troy Resources, Ltd.	908,565	925,688	0.1%
#	UGL, Ltd.	1,204,535	7,769,944	0.5%
*	Unity Mining, Ltd.	2,433,889	23,120	0.0%
#	UXC, Ltd.	1,653,784	1,154,877	0.1%
*	Venture Minerals, Ltd.	412,390	37,694	0.0%
*	Villa World, Ltd.	151,440	288,378	0.0%
#	Village Roadshow, Ltd.	855,994	5,940,686	0.4%
#*	Virgin Australia Holdings, Ltd.	10,380,644	4,209,130	0.3%
*	Virgin Australia Holdings, Ltd. (ACI01NXR8)	7,648,897	—	0.0%
*	Vision Eye Institute, Ltd.	425,556	299,777	0.0%
#	Vocus Communications, Ltd.	398,328	1,787,871	0.1%
	Watpac, Ltd.	738,762	565,205	0.0%
	WDS, Ltd.	375,342	339,872	0.0%
#	Webjet, Ltd.	436,464	995,634	0.1%
	Webster, Ltd.	180,921	146,736	0.0%
#	Western Areas, Ltd.	1,407,558	6,146,156	0.4%
#*	Western Desert Resources, Ltd.	241,493	50,203	0.0%
#*	White Energy Co., Ltd.	643,913	91,022	0.0%
7

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Whitehaven Coal, Ltd.	3,766,379	$5,095,104	0.4%
	Wide Bay Australia, Ltd.	86,677	449,114	0.0%
#*	Windimurra Vanadium, Ltd.	67,179	—	0.0%
*	Wollongong Coal, Ltd.	119,865	2,698	0.0%
#	Wotif.com Holdings, Ltd.	756,981	1,736,261	0.1%
TOTAL AUSTRALIA			761,564,303	52.1%

CHINA — (0.1%)
*	Active Group Holdings, Ltd.	72,000	7,703	0.0%
*	Skyfame Realty Holdings, Ltd.	769,625	83,349	0.0%
*	Superb Summit International Group, Ltd.	8,242,600	1,010,055	0.1%
TOTAL CHINA			1,101,107	0.1%

HONG KONG — (20.2%)
	Aeon Credit Service Asia Co., Ltd.	580,000	475,166	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	280,676	0.0%
	Alco Holdings, Ltd.	1,426,000	252,051	0.0%
	Allan International Holdings	720,000	207,055	0.0%
	Allied Group, Ltd.	683,200	2,992,262	0.2%
	Allied Properties HK, Ltd.	12,297,857	2,300,436	0.2%
*	Anxian Yuan China Holdings, Ltd.	3,100,000	64,006	0.0%
*	Apac Resources, Ltd.	11,438,000	248,494	0.0%
	APT Satellite Holdings, Ltd.	1,961,500	2,895,165	0.2%
	Arts Optical International Hldgs	730,000	216,678	0.0%
	Asia Financial Holdings, Ltd.	2,474,908	1,044,229	0.1%
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,641,921	0.3%
	Asia Standard Hotel Group, Ltd.	11,777,218	2,004,233	0.1%
	Asia Standard International Group, Ltd.	13,425,937	3,430,262	0.2%
#	ASM Pacific Technology, Ltd.	5,600	61,160	0.0%
	Associated International Hotels, Ltd.	980,000	2,858,479	0.2%
	Aupu Group Holding Co., Ltd.	2,504,000	290,814	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
#	Bonjour Holdings, Ltd.	11,402,600	1,779,857	0.1%
	Bossini International Hldg	3,807,500	344,065	0.0%
#*	Brightoil Petroleum Holdings, Ltd.	8,469,000	2,754,133	0.2%
#*	Brockman Mining, Ltd.	23,482,814	1,470,424	0.1%
*	Burwill Holdings, Ltd.	25,014,960	953,376	0.1%
#	Cafe de Coral Holdings, Ltd.	1,708,000	5,773,688	0.4%
	Century City International Holdings, Ltd.	6,419,460	530,392	0.0%
	Champion Technology Holdings, Ltd.	15,193,089	339,382	0.0%
	Chen Hsong Holdings	1,212,000	348,468	0.0%
	Cheuk Nang Holdings, Ltd.	601,503	543,365	0.0%
*	Cheung Wo International Holdings, Ltd.	690,000	52,548	0.0%
	Chevalier International Holdings, Ltd.	786,834	1,263,864	0.1%
*	China Billion Resources, Ltd.	4,876,000	—	0.0%
#*	China Daye Non-Ferrous Metals Mining, Ltd.	9,973,837	167,301	0.0%
*	China Digicontent Co., Ltd.	2,710,000	—	0.0%
	China Electronics Corp. Holdings Co., Ltd.	3,698,250	730,332	0.1%
*	China Energy Development Holdings, Ltd.	24,320,000	379,705	0.0%
*	China Environmental Investment Holdings, Ltd.	7,470,000	200,336	0.0%
	China Financial Services Holdings, Ltd.	954,000	82,474	0.0%
*	China Flavors & Fragrances Co., Ltd.	156,137	22,966	0.0%

8

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	China Infrastructure Investment, Ltd.	7,776,000	$111,514	0.0%
	China Metal International Holdings, Inc.	2,748,000	1,020,845	0.1%
#	China Motor Bus Co., Ltd.	50,000	393,458	0.0%
*	China Nuclear Industry 23 International Corp., Ltd.	372,000	54,261	0.0%
*	China Renji Medical Group, Ltd.	1,520,900	94,193	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	14,540	0.0%
*	China Star Entertainment, Ltd.	42,650,000	649,490	0.1%
*	China Strategic Holdings, Ltd.	12,585,000	293,839	0.0%
	China Ting Group Holdings, Ltd.	2,443,151	137,241	0.0%
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	72,967	0.0%
	China-Hongkong Photo Products Holdings, Ltd.	1,967,000	144,646	0.0%
	Chinney Investments, Ltd.	1,144,000	181,523	0.0%
#	Chong Hing Bank, Ltd.	261,600	477,732	0.0%
#	Chow Sang Sang Holdings International, Ltd.	2,156,000	5,394,750	0.4%
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	508,113	0.0%
	Chuang's China Investments, Ltd.	3,700,938	252,907	0.0%
	Chuang's Consortium International, Ltd.	5,686,730	704,230	0.1%
	Chun Wo Development Holdings, Ltd.	1,852,926	112,467	0.0%
#	CITIC Telecom International Holdings, Ltd.	10,730,125	4,055,950	0.3%
#	CK Life Sciences International Holdings, Inc.	20,500,000	2,009,841	0.1%
	CNT Group, Ltd.	8,315,264	402,712	0.0%
*	COL Capital, Ltd.	2,209,840	516,049	0.0%
	Convenience Retail Asia, Ltd.	42,000	28,737	0.0%
*	CP Lotus Corp.	11,420,000	284,337	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	679,520	558,559	0.0%
	CSI Properties, Ltd.	32,156,383	1,161,810	0.1%
*	CST Mining Group, Ltd.	85,632,000	563,330	0.1%
*	Culturecom Holdings, Ltd.	1,035,000	120,188	0.0%
	Cw Group Holdings, Ltd.	1,756,000	457,295	0.0%
#	Dah Sing Banking Group, Ltd.	3,333,116	5,584,337	0.4%
	Dah Sing Financial Holdings, Ltd.	1,134,144	5,992,499	0.4%
*	Dan Form Holdings Co., Ltd.	3,668,260	340,636	0.0%
	Dickson Concepts International, Ltd.	1,258,000	768,392	0.1%
*	Digital Domain Holdings, Ltd.	7,375,655	84,647	0.0%
*	Dingyi Group Investment, Ltd.	3,797,500	242,462	0.0%
	Dorsett Hospitality International, Ltd.	4,711,200	814,986	0.1%
	Eagle Nice International Holdings, Ltd.	1,116,000	164,177	0.0%
	EcoGreen Fine Chemicals Group, Ltd.	1,202,000	356,522	0.0%
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
	Emperor Capital Group, Ltd.	1,962,000	94,936	0.0%
	Emperor Entertainment Hotel, Ltd.	4,075,000	1,525,015	0.1%
	Emperor International Holdings, Ltd.	7,984,753	1,824,007	0.1%
	Emperor Watch & Jewellery, Ltd.	26,410,000	1,771,318	0.1%
*	ENM Holdings, Ltd.	15,112,000	847,459	0.1%
*	Enviro Energy International Holdings, Ltd.	3,906,000	65,279	0.0%
*	EPI Holdings, Ltd.	21,149,927	562,084	0.0%
	Esprit Holdings, Ltd.	12,854,950	18,242,915	1.3%
*	eSun Holdings, Ltd.	4,472,000	507,463	0.0%
*	Ezcom Holdings, Ltd.	72,576	—	0.0%
	Fairwood Holdings, Ltd.	622,100	1,279,543	0.1%
	Far East Consortium International, Ltd.	6,264,772	2,279,711	0.2%
*	FIH Mobile, Ltd.	2,291,000	1,461,683	0.1%

9

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Fountain SET Holdings, Ltd.	4,898,000	$562,541	0.1%
	Four Seas Mercantile Holdings, Ltd.	628,000	393,640	0.0%
*	Frontier Services Group, Ltd.	823,000	71,176	0.0%
	Fujikon Industrial Holdings, Ltd.	736,000	175,692	0.0%
	Future Bright Holdings, Ltd.	2,604,000	1,259,695	0.1%
*	G-Resources Group, Ltd.	145,569,600	3,659,074	0.3%
	GCL New Energy Holdings, Ltd.	168,000	45,520	0.0%
	Get Nice Holdings, Ltd.	22,680,000	1,023,980	0.1%
#	Giordano International, Ltd.	9,084,000	5,358,999	0.4%
	Glorious Sun Enterprises, Ltd.	2,702,000	592,729	0.1%
	Gold Peak Industries Holding, Ltd.	3,118,642	281,780	0.0%
	Golden Resources Development International, Ltd.	3,330,500	182,425	0.0%
#*	Goldin Properties Holdings, Ltd.	3,044,000	1,853,459	0.1%
*	Grande Holdings, Ltd. (The)	882,000	8,763	0.0%
	Great Eagle Holdings, Ltd.	72,627	263,400	0.0%
	Guangnan Holdings, Ltd.	2,249,600	290,080	0.0%
#	Guotai Junan International Holdings, Ltd.	3,543,000	2,005,703	0.1%
#	Haitong International Securities Group, Ltd.	3,197,968	1,649,837	0.1%
*	Hao Tian Development Group, Ltd.	12,024,000	217,277	0.0%
	Harbour Centre Development, Ltd.	963,500	1,616,249	0.1%
*	Heng Fai Enterprises, Ltd.	440,000	21,874	0.0%
	High Fashion International, Ltd.	268,000	105,975	0.0%
	HKR International, Ltd.	5,934,336	2,465,328	0.2%
	Hon Kwok Land Investment Co., Ltd.	314,800	108,857	0.0%
*	Hong Fok Land, Ltd.	1,210,000	—	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	78,800	915,072	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	809,300	798,878	0.1%
*	Hong Kong Television Network, Ltd.	2,401,751	756,074	0.1%
	Hongkong & Shanghai Hotels (The)	1,145,055	1,631,059	0.1%
	Hongkong Chinese, Ltd.	5,138,000	1,140,596	0.1%
	Hop Hing Group Holdings, Ltd.	1,292,000	36,268	0.0%
#	Hopewell Holdings, Ltd.	2,582,500	8,980,726	0.6%
#	Hsin Chong Construction Group, Ltd.	5,261,658	698,755	0.1%
	Hung Hing Printing Group, Ltd.	1,412,000	200,413	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	10,664,000	4,348,830	0.3%
*	I-CABLE Communications, Ltd.	1,493,000	142,369	0.0%
#*	Imagi International Holdings, Ltd.	50,616,000	933,879	0.1%
*	Integrated Waste Solutions Group Holdings, Ltd.	1,416,000	72,128	0.0%
*	International Standard Resources Holdings, Ltd.	15,176,250	254,086	0.0%
*	IPE Group, Ltd.	2,655,000	218,987	0.0%
*	IRC, Ltd.	7,218,000	623,969	0.1%
	IT, Ltd.	3,920,532	1,375,685	0.1%
	ITC Corp., Ltd.	856,708	68,548	0.0%
	ITC Properties Group, Ltd.	3,590,186	1,950,465	0.1%
*	Jinhui Holdings Co., Ltd.	121,000	23,727	0.0%
*	JLF Investment Co., Ltd.	1,453,500	79,540	0.0%
	Johnson Electric Holdings, Ltd.	6,481,000	5,792,002	0.4%
#	K Wah International Holdings, Ltd.	7,930,545	5,536,062	0.4%
	Ka Shui International Holdings, Ltd.	550,000	76,925	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	127,432	0.0%
	Kantone Holdings, Ltd.	10,123,647	141,139	0.0%
	Karrie International Hldgs	1,337,200	56,993	0.0%

10

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Keck Seng Investments	904,600	$764,700	0.1%
*	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%
*	King Stone Energy Group, Ltd.	7,296,000	236,267	0.0%
	Kingmaker Footwear Holdings, Ltd.	1,532,955	288,880	0.0%
#	Kingston Financial Group, Ltd.	15,719,000	1,684,248	0.1%
*	Ko Yo Chemical Group, Ltd.	15,800,000	159,184	0.0%
#	Kowloon Development Co., Ltd.	2,430,000	2,853,351	0.2%
#	L'Occitane International SA	587,750	1,310,934	0.1%
*	Lai Sun Development	74,112,466	1,796,919	0.1%
*	Lai Sun Garment International, Ltd.	3,419,680	476,433	0.0%
	Lam Soon Hong Kong, Ltd.	302,310	301,406	0.0%
*	Landsea Green Properties Co., Ltd.	812,000	61,818	0.0%
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lee's Pharmaceutical Holdings, Ltd.	530,000	683,591	0.1%
	Lerado Group Holding Co., Ltd.	1,968,000	274,110	0.0%
#	Lifestyle International Holdings, Ltd.	894,500	1,752,242	0.1%
	Lippo China Resources, Ltd.	19,602,000	1,113,235	0.1%
	Lippo, Ltd.	1,195,700	680,579	0.1%
*	Lisi Group Holdings, Ltd.	3,418,000	202,950	0.0%
#	Liu Chong Hing Investment, Ltd.	1,053,200	1,246,560	0.1%
	Luen Thai Holdings, Ltd.	1,159,000	319,957	0.0%
#	Luk Fook Holdings International, Ltd.	2,487,000	7,292,926	0.5%
	Luks Group Vietnam Holdings Co., Ltd.	482,913	127,930	0.0%
	Lung Kee Bermuda Holdings	1,613,875	579,706	0.1%
	Magnificent Estates	13,558,000	691,557	0.1%
#	Man Wah Holdings, Ltd.	2,644,400	4,223,503	0.3%
	Man Yue Technology Holdings, Ltd.	980,000	361,777	0.0%
	Matrix Holdings, Ltd.	1,067,414	265,957	0.0%
*	Mei Ah Entertainment Group, Ltd.	15,480,000	1,239,069	0.1%
	Melbourne Enterprises, Ltd.	40,500	710,859	0.1%
	Melco International Development, Ltd.	4,315,000	13,072,672	0.9%
#*	Midland Holdings, Ltd.	5,334,000	2,683,397	0.2%
	Ming Fai International Holdings, Ltd.	1,765,000	159,436	0.0%
*	Ming Fung Jewellery Group, Ltd.	20,445,000	232,064	0.0%
#	Miramar Hotel & Investment	870,000	1,072,859	0.1%
*	Mongolia Energy Corp., Ltd.	10,603,000	293,792	0.0%
#*	Mongolian Mining Corp.	9,183,500	580,329	0.1%
#	NagaCorp, Ltd.	4,482,000	3,949,917	0.3%
	Nanyang Holdings, Ltd.	137,500	587,346	0.1%
	National Electronic Hldgs	2,498,000	302,983	0.0%
	Natural Beauty Bio-Technology, Ltd.	4,040,000	198,130	0.0%
*	Neo-Neon Holdings, Ltd.	4,144,500	786,500	0.1%
*	Neptune Group, Ltd.	21,690,000	478,454	0.0%
	New Century Group Hong Kong, Ltd.	13,351,464	266,767	0.0%
*	New Times Energy Corp., Ltd.	1,297,600	70,165	0.0%
#	Newocean Energy Holdings, Ltd.	7,182,000	5,372,596	0.4%
*	Next Media, Ltd.	4,339,183	475,459	0.0%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,729,706	503,215	0.0%
#	Orient Overseas International, Ltd.	1,006,000	4,919,037	0.3%
*	Orient Power Holdings, Ltd.	804,000	—	0.0%
#	Oriental Watch Holdings	3,160,800	741,869	0.1%
	Pacific Andes International Holdings, Ltd.	11,385,378	433,233	0.0%

11

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	Pacific Basin Shipping, Ltd.	12,866,000	$8,000,104	0.6%
	Pacific Textiles Holdings, Ltd.	3,745,000	4,701,478	0.3%
	Paliburg Holdings, Ltd.	3,152,830	1,081,740	0.1%
*	Pan Asia Environmental Protection Group, Ltd.	80,000	18,682	0.0%
#	Paradise Entertainment, Ltd.	2,748,000	1,801,249	0.1%
	PCCW, Ltd.	8,197,879	4,887,704	0.3%
#*	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,918,400	303,919	0.0%
	Pegasus International Holdings, Ltd.	226,000	31,502	0.0%
	Perfect Shape PRC Holdings, Ltd.	388,000	115,187	0.0%
#	Pico Far East Holdings, Ltd.	4,882,000	1,134,606	0.1%
*	Ping Shan Tea Group, Ltd.	2,633,325	39,071	0.0%
	Playmates Holdings, Ltd.	668,000	841,904	0.1%
#	Playmates Toys, Ltd.	3,532,000	1,344,656	0.1%
	PNG Resources Holdings, Ltd.	37,802,362	244,054	0.0%
	Pokfulam Development Co.	234,000	359,271	0.0%
*	Poly Capital Holdings, Ltd.	1,154,000	41,546	0.0%
	Polytec Asset Holdings, Ltd.	10,878,526	1,727,061	0.1%
#	Public Financial Holdings, Ltd.	3,194,000	1,507,967	0.1%
	PYI Corp., Ltd.	24,859,973	513,128	0.0%
*	Pyxis Group, Ltd.	1,936,000	7,993	0.0%
	Raymond Industrial, Ltd.	30,400	3,530	0.0%
#	Regal Hotels International Holdings, Ltd.	2,873,800	1,795,973	0.1%
*	Richfield Group Holdings, Ltd.	9,672,000	272,122	0.0%
*	Rising Development Holdings, Ltd.	480,000	277,457	0.0%
	Rivera Holdings, Ltd.	5,710,000	239,367	0.0%
#	SA SA International Holdings, Ltd.	7,820,000	5,398,766	0.4%
	Safety Godown Co., Ltd.	398,000	499,627	0.0%
*	Sandmartin International Holdings, Ltd.	84,000	4,090	0.0%
	SAS Dragon Hldg, Ltd.	1,072,000	391,765	0.0%
#	SEA Holdings, Ltd.	1,158,000	687,430	0.1%
	Shenyin Wanguo HK, Ltd.	1,977,500	727,035	0.1%
*	Shougang Concord Technology Holdings	6,363,809	230,009	0.0%
*	Shun Ho Technology Holdings, Ltd.	1,037,452	231,572	0.0%
*	Shun Tak Holdings, Ltd.	11,413,419	5,787,617	0.4%
*	Silver base Group Holdings, Ltd.	4,796,677	700,499	0.1%
*	Simsen International Corp., Ltd.	201,000	69,445	0.0%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	267,376	0.0%
	Singamas Container Holdings, Ltd.	10,526,000	2,145,574	0.2%
*	Sino-Tech International Holdings, Ltd.	29,380,000	163,151	0.0%
*	Sinocan Holdings, Ltd.	350,000	—	0.0%
	SIS International Holdings	34,000	13,602	0.0%
	Sitoy Group Holdings, Ltd.	580,000	352,526	0.0%
#	SmarTone Telecommunications Holdings, Ltd.	2,718,500	3,419,048	0.2%
#*	SOCAM Development, Ltd.	1,716,771	1,984,287	0.1%
*	Solomon Systech International, Ltd.	8,590,000	410,504	0.0%
	Soundwill Holdings, Ltd.	420,000	713,284	0.1%
*	South China China, Ltd.	6,744,000	570,971	0.1%
*	South China Land, Ltd.	15,207,170	284,946	0.0%
#	Stella International Holdings, Ltd.	652,500	1,776,763	0.1%
	Stelux Holdings International, Ltd.	3,100,400	828,153	0.1%

12

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Success Universe Group, Ltd.	5,948,000	$222,422	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	115,465	0.0%
#	Sun Hung Kai & Co., Ltd.	3,603,429	2,868,170	0.2%
	TAI Cheung Holdings	2,019,000	1,493,164	0.1%
	Tai Sang Land Development, Ltd.	804,910	365,481	0.0%
*	Talent Property Group, Ltd.	4,701,420	56,244	0.0%
#	Tan Chong International, Ltd.	1,212,000	506,769	0.0%
#	Tao Heung Holdings, Ltd.	517,000	293,653	0.0%
#*	Taung Gold International, Ltd.	14,590,000	201,426	0.0%
#*	Technovator International, Ltd.	860,000	423,279	0.0%
	Television Broadcasts, Ltd.	984,200	6,385,498	0.4%
*	Termbray Industries International Holdings, Ltd.	2,304,900	234,860	0.0%
	Tern Properties Co., Ltd.	51,200	32,037	0.0%
	Texwinca Holdings, Ltd.	4,062,000	4,024,350	0.3%
	Tian Teck Land	1,054,000	1,224,224	0.1%
*	Titan Petrochemicals Group, Ltd.	13,140,000	4,239	0.0%
	Town Health International Medical Group, Ltd.	400,660	72,374	0.0%
#	Tradelink Electronic Commerce, Ltd.	4,622,000	1,137,710	0.1%
	Transport International Holdings, Ltd.	1,001,741	1,809,789	0.1%
#	Trinity, Ltd.	7,266,000	1,555,498	0.1%
	Tristate Holdings, Ltd.	188,000	73,519	0.0%
*	TSC Group Holdings, Ltd.	2,913,000	1,382,647	0.1%
	Tse Sui Luen Jewellery International, Ltd.	256,000	99,752	0.0%
#*	United Laboratories International Holdings, Ltd. (The)	4,142,000	2,834,885	0.2%
*	Universal Technologies Holdings, Ltd.	7,630,000	457,656	0.0%
*	Universe International Holdings, Ltd.	3,475,000	54,288	0.0%
*	Up Energy Development Group, Ltd.	3,205,000	260,729	0.0%
*	Value Convergence Holdings, Ltd.	1,756,000	222,130	0.0%
#	Value Partners Group, Ltd.	5,497,000	3,680,552	0.3%
	Van Shung Chong Holdings, Ltd.	789,335	147,707	0.0%
	Vanke Property Overseas, Ltd.	13,000	13,646	0.0%
	Varitronix International, Ltd.	1,948,293	1,834,211	0.1%
	Vedan International Holdings, Ltd.	3,272,000	190,200	0.0%
	Victory City International Holdings, Ltd.	6,385,993	856,968	0.1%
#	Vitasoy International Holdings, Ltd.	4,365,000	5,574,332	0.4%
	VST Holdings, Ltd.	4,917,600	1,210,213	0.1%
#	VTech Holdings, Ltd.	234,000	3,110,976	0.2%
	Wai Kee Holdings, Ltd.	7,864,738	2,225,543	0.2%
	Wang On Group, Ltd.	29,171,286	868,232	0.1%
*	Willie International Holdings, Ltd.	600,000	92,898	0.0%
	Win Hanverky Holdings, Ltd.	1,812,000	250,262	0.0%
	Wing Hang Bank, Ltd.	280,500	4,526,583	0.3%
	Wing On Co. International, Ltd.	781,000	2,156,836	0.2%
	Wing Tai Properties, Ltd.	1,957,331	1,199,559	0.1%
	Wong's International Hldgs	737,641	236,897	0.0%
	Wong's Kong King International	120,000	10,065	0.0%
	Xinyi Glass Holdings, Ltd.	13,316,000	7,816,578	0.5%
#	Xinyi Solar Holdings, Ltd.	12,292,000	3,158,302	0.2%
	Yangtzekiang Garment, Ltd.	606,500	208,969	0.0%
	Yau Lee Holdings, Ltd.	534,000	112,245	0.0%
	Yeebo International Hldg	572,000	91,649	0.0%
#	YGM Trading, Ltd.	460,000	1,006,255	0.1%

13

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	YT Realty Group, Ltd.	749,000	$239,745	0.0%
	Yugang International, Ltd.	93,492,000	868,598	0.1%
	Zhuhai Holdings Investment Group, Ltd.	2,558,000	389,598	0.0%
TOTAL HONG KONG			366,102,074	25.0%

NEW ZEALAND — (7.2%)
#*	a2 Milk Co., Ltd.	727,526	439,009	0.0%
	Abano Healthcare Group, Ltd.	29,547	168,752	0.0%
	Air New Zealand, Ltd.	3,326,693	6,057,255	0.4%
	Auckland International Airport, Ltd.	319,815	1,091,953	0.1%
#*	Bathurst Resources, Ltd.	1,666,560	70,602	0.0%
	Briscoe Group, Ltd.	2,235	5,124	0.0%
	Cavalier Corp., Ltd.	283,674	330,302	0.0%
	CDL Investments New Zealand, Ltd.	163,215	75,019	0.0%
#	Chorus, Ltd.	1,689,728	2,567,161	0.2%
	Colonial Motor Co., Ltd. (The)	148,846	677,521	0.1%
	Contact Energy, Ltd.	400,446	1,859,895	0.1%
#*	Diligent Board Member Services, Inc.	82,102	276,798	0.0%
#	Ebos Group, Ltd.	429,471	3,795,078	0.3%
#	Fisher & Paykel Healthcare Corp., Ltd.	3,763,394	15,649,889	1.1%
#	Freightways, Ltd.	872,670	3,897,066	0.3%
#	Hallenstein Glasson Holdings, Ltd.	245,661	655,964	0.0%
	Heartland New Zealand, Ltd.	185,677	154,459	0.0%
#	Hellaby Holdings, Ltd.	380,827	964,429	0.1%
#	Infratil, Ltd.	3,015,942	6,457,920	0.4%
	Kathmandu Holdings, Ltd.	433,127	1,214,081	0.1%
#	Mainfreight, Ltd.	512,329	6,414,181	0.4%
	Methven, Ltd.	93,877	93,601	0.0%
#	Metlifecare, Ltd.	321,241	1,276,771	0.1%
#	Michael Hill International, Ltd.	1,534,152	1,665,868	0.1%
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	814,088	0.1%
	New Zealand Oil & Gas, Ltd.	2,036,646	1,417,037	0.1%
	New Zealand Refining Co., Ltd. (The)	591,259	874,414	0.1%
	Northland Port Corp. NZ, Ltd.	115,915	306,460	0.0%
	Nuplex Industries, Ltd.	1,199,438	3,234,802	0.2%
#	NZX, Ltd.	962,885	1,104,404	0.1%
#	Opus International Consultants, Ltd.	12,925	19,816	0.0%
#*	Pacific Edge, Ltd.	371,235	252,936	0.0%
	PGG Wrightson, Ltd.	980,136	351,793	0.0%
*	Pike River Coal, Ltd.	490,805	—	0.0%
#	Port of Tauranga, Ltd.	528,322	7,148,666	0.5%
*	Pumpkin Patch, Ltd.	606,913	233,858	0.0%
#	Restaurant Brands New Zealand, Ltd.	467,548	1,363,627	0.1%
*	Richina Pacific, Ltd.	274,180	16,204	0.0%
*	Rubicon, Ltd.	1,485,105	532,825	0.0%
#	Ryman Healthcare, Ltd.	2,115,843	15,839,309	1.1%
	Sanford, Ltd.	393,618	1,410,032	0.1%
	Scott Technology, Ltd.	38,136	53,591	0.0%
#	Skellerup Holdings, Ltd.	507,716	777,791	0.1%
	Sky Network Television, Ltd.	1,861,570	11,195,551	0.8%
	SKYCITY Entertainment Group, Ltd.	3,815,819	13,292,171	0.9%
#	Steel & Tube Holdings, Ltd.	421,899	1,160,233	0.1%

14

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Summerset Group Holdings, Ltd.	64,121	$193,631	0.0%
	Telecom Corp. of New Zealand, Ltd.	440,138	1,032,984	0.1%
	Tourism Holdings, Ltd.	274,867	269,347	0.0%
#	Tower, Ltd.	785,560	1,244,661	0.1%
	Trade Me Group, Ltd.	1,154,389	3,516,413	0.2%
#	TrustPower, Ltd.	70,059	438,873	0.0%
#	Vector, Ltd.	1,247,736	2,777,043	0.2%
#	Warehouse Group, Ltd. (The)	677,385	1,839,685	0.1%
#*	Xero, Ltd.	126,366	2,872,655	0.2%
TOTAL NEW ZEALAND			131,443,598	9.0%

SINGAPORE — (10.6%)
#*	Abterra, Ltd.	531,800	289,732	0.0%
	Amara Holdings, Ltd.	950,000	433,849	0.0%
#	Amtek Engineering, Ltd.	1,331,000	651,605	0.1%
	ASL Marine Holdings, Ltd.	816,600	442,643	0.0%
	Aspial Corp., Ltd.	72,959	26,914	0.0%
#*	Ausgroup, Ltd.	3,653,000	1,242,076	0.1%
#	Baker Technology, Ltd.	1,272,000	285,570	0.0%
#	Banyan Tree Holdings, Ltd.	1,053,000	553,157	0.0%
#	Biosensors International Group, Ltd.	6,197,237	4,649,533	0.3%
	Bonvests Holdings, Ltd.	978,000	1,109,219	0.1%
	Boustead Singapore, Ltd.	1,686,261	2,548,787	0.2%
#	Breadtalk Group, Ltd.	881,800	932,864	0.1%
*	Broadway Industrial Group, Ltd.	1,374,000	292,857	0.0%
#	Bukit Sembawang Estates, Ltd.	614,003	3,030,849	0.2%
	Bund Center Investment, Ltd.	2,717,000	435,918	0.0%
#	Centurion Corp., Ltd.	177,000	98,005	0.0%
	CH Offshore, Ltd.	1,642,400	599,408	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	1,586,399	1,063,205	0.1%
#	China Merchants Holdings Pacific, Ltd.	813,000	599,803	0.1%
	Chip Eng Seng Corp., Ltd.	3,546,800	2,232,666	0.2%
	Chuan Hup Holdings, Ltd.	3,967,000	892,029	0.1%
	Cityspring Infrastructure Trust	1,268,000	483,241	0.0%
#	Cosco Corp. Singapore, Ltd.	7,006,000	4,017,333	0.3%
	Creative Technology, Ltd.	272,200	482,494	0.0%
*	CSC Holdings, Ltd.	2,495,000	157,422	0.0%
#	CSE Global, Ltd.	3,382,000	1,656,784	0.1%
#	CWT, Ltd.	1,393,700	1,950,810	0.1%
	Datapulse Technology, Ltd.	89,000	11,440	0.0%
#	Del Monte Pacific, Ltd.	773,000	322,788	0.0%
*	Delong Holdings, Ltd.	1,361,000	306,647	0.0%
	DMX Technologies Group, Ltd.	2,096,000	319,826	0.0%
#	Dyna-Mac Holdings, Ltd.	2,090,000	628,589	0.1%
#	Elec & Eltek International Co., Ltd.	147,000	222,722	0.0%
	Ellipsiz, Ltd.	123,000	10,062	0.0%
	EnGro Corp., Ltd.	354,000	365,030	0.0%
	Etika International Holdings, Ltd.	604,000	210,800	0.0%
	Eu Yan Sang International, Ltd.	809,800	525,953	0.0%
*	euNetworks Group, Ltd.	8,220	3,642	0.0%
	Ezion Holdings, Ltd.	919,800	1,535,899	0.1%
	Ezra Holdings, Ltd.	5,619,000	5,000,815	0.4%

15

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Falcon Energy Group, Ltd.	2,016,000	$623,380	0.1%
	Far East Orchard, Ltd.	1,106,685	1,647,274	0.1%
	FJ Benjamin Holdings, Ltd.	1,305,000	208,063	0.0%
	Food Empire Holdings, Ltd.	1,256,400	397,475	0.0%
#*	Forterra Trust	98,000	129,846	0.0%
#	Fragrance Group, Ltd.	6,256,000	1,178,485	0.1%
#*	Gallant Venture, Ltd.	5,073,000	1,303,349	0.1%
*	Geo Energy Resources, Ltd.	86,000	20,370	0.0%
	GK Goh Holdings, Ltd.	1,458,000	1,046,585	0.1%
#	Global Premium Hotels, Ltd.	500,480	132,422	0.0%
*	Global Yellow Pages, Ltd.	747,500	32,955	0.0%
#	GMG Global, Ltd.	18,238,000	1,273,983	0.1%
#	Goodpack, Ltd.	1,620,000	3,078,541	0.2%
	GP Batteries International, Ltd.	235,000	130,203	0.0%
	GP Industries, Ltd.	2,643,209	1,124,344	0.1%
#	GuocoLand, Ltd.	399,314	679,127	0.1%
#	GuocoLeisure, Ltd.	3,364,000	3,062,611	0.2%
*	Hanwell Holdings, Ltd.	1,823,419	402,030	0.0%
*	Healthway Medical Corp., Ltd.	8,042,776	399,914	0.0%
	HG Metal Manufacturing, Ltd.	1,768,000	115,131	0.0%
	Hi-P International, Ltd.	1,309,000	605,381	0.1%
#	Hiap Hoe, Ltd.	353,000	254,765	0.0%
	Hiap Seng Engineering, Ltd.	612,000	103,142	0.0%
*	HLH Group, Ltd.	8,364,000	127,476	0.0%
	Ho Bee Land, Ltd.	1,652,000	2,981,792	0.2%
	Hong Fok Corp., Ltd.	3,323,640	2,851,605	0.2%
	Hong Leong Asia, Ltd.	702,000	892,653	0.1%
#	Hotel Grand Central, Ltd.	1,394,187	1,433,007	0.1%
*	Hour Glass, Ltd. (The)	622,744	901,627	0.1%
*	HTL International Holdings, Ltd.	1,063,843	251,485	0.0%
	HupSteel, Ltd.	1,572,875	265,156	0.0%
#	Hwa Hong Corp., Ltd.	2,186,000	552,107	0.0%
#	Hyflux, Ltd.	3,243,500	3,071,511	0.2%
#	Indofood Agri Resources, Ltd.	3,468,000	2,741,177	0.2%
	InnoTek, Ltd.	950,000	262,472	0.0%
*	International Healthway Corp., Ltd.	594,656	133,442	0.0%
#*	Interra Resources, Ltd.	270,000	82,313	0.0%
	IPC Corp., Ltd.	4,265,000	468,890	0.0%
#	ISDN Holdings, Ltd.	211,000	69,603	0.0%
	Isetan Singapore, Ltd.	122,500	487,358	0.0%
#	Jaya Holdings, Ltd.	2,614,000	400,890	0.0%
#*	Jiutian Chemical Group, Ltd.	10,128,000	569,496	0.0%
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
#	k1 Ventures, Ltd.	4,876,500	731,600	0.1%
#	Keppel Infrastructure Trust	1,330,000	1,114,528	0.1%
	Keppel Telecommunications & Transportation, Ltd.	1,409,600	2,018,282	0.1%
	Koh Brothers Group, Ltd.	1,432,000	361,689	0.0%
	KSH Holdings, Ltd.	26,000	11,372	0.0%
	LCD Global Investments, Ltd.	3,569,504	845,090	0.1%
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,163,197	0.1%
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	148,184	0.0%
#	Lian Beng Group, Ltd.	1,967,000	1,096,507	0.1%

16

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#*	Linc Energy, Ltd.	1,982,517	$1,871,947	0.1%
#*	LionGold Corp., Ltd.	1,401,000	94,523	0.0%
#	Low Keng Huat Singapore, Ltd.	878,000	457,543	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	328,922	0.0%
	M1, Ltd.	929,000	2,617,128	0.2%
*	Manhattan Resources, Ltd.	121,000	64,186	0.0%
	Marco Polo Marine, Ltd.	963,000	274,237	0.0%
	mDR, Ltd.	3,997,000	29,010	0.0%
*	Mercator Lines Singapore, Ltd.	555,000	41,656	0.0%
#	Mermaid Maritime PCL	1,270,000	453,129	0.0%
#*	Metro Holdings, Ltd.	2,085,792	1,681,805	0.1%
	Mewah International, Inc.	1,657,000	584,812	0.0%
#	Midas Holdings, Ltd.	8,177,000	2,859,884	0.2%
#	Nam Cheong, Ltd.	7,126,740	2,258,992	0.2%
#*	Neptune Orient Lines, Ltd.	97,000	73,955	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	381,213	0.0%
#	NSL, Ltd.	422,000	577,211	0.0%
*	Oceanus Group, Ltd.	13,109,000	233,006	0.0%
	OKP Holdings, Ltd.	50,000	11,789	0.0%
#	OSIM International, Ltd.	1,689,000	3,645,408	0.3%
#	Otto Marine, Ltd.	10,983,500	608,272	0.1%
#	OUE Hospitality Trust	310,500	221,658	0.0%
#	OUE, Ltd.	1,863,000	3,632,193	0.3%
#	Oxley Holdings, Ltd.	760,000	420,811	0.0%
	Pan-United Corp., Ltd.	2,006,000	1,729,645	0.1%
	PEC, Ltd.	47,000	20,652	0.0%
	Penguin International, Ltd.	1,092,000	197,328	0.0%
#	Petra Foods, Ltd.	804,000	2,516,761	0.2%
	Popular Holdings, Ltd.	2,763,650	586,655	0.0%
	QAF, Ltd.	1,244,080	842,519	0.1%
#*	Raffles Education Corp., Ltd.	4,104,710	1,119,866	0.1%
#	Raffles Medical Group, Ltd.	586,437	1,914,532	0.1%
	Rickmers Maritime	888,000	210,280	0.0%
	Rotary Engineering, Ltd.	1,463,600	869,127	0.1%
	Roxy-Pacific Holdings, Ltd.	297,500	138,367	0.0%
*	S I2I, Ltd.	17,004,000	95,459	0.0%
	San Teh, Ltd.	862,087	207,346	0.0%
*	Sapphire Corp., Ltd.	493,000	31,809	0.0%
	SBS Transit, Ltd.	953,500	1,300,109	0.1%
#	See Hup Seng, Ltd.	2,372,000	570,444	0.0%
	Sheng Siong Group, Ltd.	1,176,000	613,523	0.1%
	Sim Lian Group, Ltd.	2,281,855	1,575,261	0.1%
	Sinarmas Land, Ltd.	5,791,000	2,532,319	0.2%
	Sing Holdings, Ltd.	1,134,000	345,599	0.0%
	Sing Investments & Finance, Ltd.	297,675	321,260	0.0%
	Singapore Post, Ltd.	8,639,120	12,017,772	0.8%
	Singapore Reinsurance Corp., Ltd.	1,514,530	352,291	0.0%
*	Singapore Shipping Corp., Ltd.	1,689,000	324,894	0.0%
	Singapura Finance, Ltd.	174,062	214,337	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	2,157,000	1,195,467	0.1%
#	SMRT Corp., Ltd.	2,379,000	2,957,813	0.2%
#*	Stamford Land Corp., Ltd.	3,258,000	1,738,218	0.1%

17

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Straco Corp., Ltd.	130,000	$73,052	0.0%
	Sunningdale Tech, Ltd.	3,044,000	512,761	0.0%
#*	SunVic Chemical Holdings, Ltd.	2,038,000	793,086	0.1%
#	Super Group, Ltd.	2,296,000	2,598,886	0.2%
#	Swiber Holdings, Ltd.	3,974,000	1,734,938	0.1%
#	Swissco Holdings, Ltd.	1,077,000	358,289	0.0%
#	Tat Hong Holdings, Ltd.	2,072,800	1,463,694	0.1%
	Thakral Corp., Ltd.	5,601,000	125,626	0.0%
	Tiong Woon Corp. Holding, Ltd.	2,152,250	604,608	0.1%
#	Triyards holdings, Ltd.	348,900	176,495	0.0%
*	TT International, Ltd.	111,000	14,607	0.0%
#	Tuan Sing Holdings, Ltd.	4,139,583	1,145,774	0.1%
	UMS Holdings, Ltd.	1,773,000	774,954	0.1%
#	United Engineers, Ltd.	2,785,028	5,272,838	0.4%
#*	United Envirotech, Ltd.	2,571,000	2,931,907	0.2%
	United Overseas Insurance, Ltd.	187,250	683,233	0.1%
#	UOB-Kay Hian Holdings, Ltd.	1,876,435	2,436,405	0.2%
#	UPP Holdings, Ltd.	3,060,000	700,764	0.1%
#*	Vard Holdings, Ltd.	4,053,000	3,431,411	0.2%
	Venture Corp., Ltd.	1,663,000	10,326,994	0.7%
*	Vibrant Group, Ltd.	9,159,901	807,906	0.1%
	Vicom, Ltd.	120,000	606,825	0.1%
#	Wee Hur Holdings, Ltd.	2,667,000	780,356	0.1%
#	Wheelock Properties Singapore, Ltd.	1,210,000	1,736,475	0.1%
	Wing Tai Holdings, Ltd.	2,843,567	4,495,000	0.3%
	Xpress Holdings, Ltd.	1,281,000	21,652	0.0%
#	Yeo Hiap Seng, Ltd.	223,731	387,317	0.0%
	YHI International, Ltd.	1,174,000	220,696	0.0%
#	Yongnam Holdings, Ltd.	8,048,000	1,551,646	0.1%
TOTAL SINGAPORE			191,338,009	13.1%

TOTAL COMMON STOCKS			1,451,549,091	99.3%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
#*	Bathurst Resources, Ltd. Rights 07/03/2014	72,458	—	0.0%
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
*	Deep Yellow, Ltd. Rights 07/04/2014	129,998	245	0.0%
*	Greencross, Ltd. Rights 07/07/2014	514	383	0.0%
#*	Greenland Minerals & Energy, Ltd. Rights 07/03/2014	122,520	—	0.0%
TOTAL AUSTRALIA			628	0.0%

SINGAPORE — (0.0%)
*	Technics Oil & Gas, Ltd. Warrants 12/09/16	16,800	5,457	0.0%
TOTAL RIGHTS/WARRANTS			6,085	0.0%

18

The Asia Pacific Small Company Series
continued

	Shares/
	Face
	Amount		Percentage
	(000)	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (19.9%)
§@ DFA Short Term Investment Fund	31,179,562	$360,747,530	24.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,723,294,791)^		$1,812,302,706	124.0%
____________________

^       The cost for federal income tax purposes is $1,746,840,214.

19

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$106,374	$761,457,929	—	$761,564,303
China	—	1,101,107	—	1,101,107
Hong Kong	485,185	365,616,889	—	366,102,074
New Zealand	—	131,443,598	—	131,443,598
Singapore	243,643	191,094,366	—	191,338,009
Rights/Warrants
Australia	—	628	—	628
Singapore	—	5,457	—	5,457
Securities Lending Collateral	—	360,747,530	—	360,747,530
TOTAL	$835,202	$1,811,467,504	—	$1,812,302,706

20

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.8%)
Consumer Discretionary — (24.7%)
	4imprint Group P.L.C.	98,614	$1,090,434	0.1%
	888 Holdings P.L.C.	936,528	1,910,689	0.1%
*	Aga Rangemaster Group P.L.C.	453,866	1,198,518	0.1%
	Barratt Developments P.L.C.	4,041,550	25,823,176	1.2%
	Bellway P.L.C.	652,849	17,488,610	0.8%
	Berkeley Group Holdings P.L.C.	652,989	26,989,388	1.2%
	Betfair Group P.L.C.	131,530	2,305,249	0.1%
	Bloomsbury Publishing P.L.C.	283,806	873,248	0.0%
	Boot Henry P.L.C.	432,804	1,360,026	0.1%
	Bovis Homes Group P.L.C.	875,787	11,847,324	0.5%
#	Bwin.Party Digital Entertainment P.L.C.	2,936,708	4,821,323	0.2%
*	Carpetright P.L.C.	13,426	114,882	0.0%
#	Centaur Media P.L.C.	556,967	594,330	0.0%
	Chime Communications P.L.C.	341,123	2,096,696	0.1%
	Cineworld Group P.L.C.	1,096,290	6,131,340	0.3%
	Connect Group P.L.C.	998,228	3,115,964	0.1%
	Creston P.L.C.	22,394	40,802	0.0%
	Daily Mail & General Trust P.L.C.	1,341,976	19,097,336	0.9%
	Darty P.L.C.	1,287,987	2,169,965	0.1%
	Debenhams P.L.C.	6,498,732	7,610,536	0.3%
	Dignity P.L.C.	242,982	5,699,871	0.3%
*	Dixons Retail P.L.C.	18,181,138	15,481,739	0.7%
	Domino's Pizza Group P.L.C.	547,275	4,904,813	0.2%
	Dunelm Group P.L.C.	281,650	4,026,385	0.2%
*	Enterprise Inns P.L.C.	2,687,428	5,809,781	0.3%
	Euromoney Institutional Investor P.L.C.	295,537	5,617,015	0.3%
*	Findel P.L.C.	313,743	1,424,615	0.1%
*	Forminster P.L.C.	43,333	—	0.0%
	Fuller, Smith & Turner P.L.C.	137,316	2,179,153	0.1%
*	Future P.L.C.	1,301,863	210,678	0.0%
	Games Workshop Group P.L.C.	101,889	1,085,141	0.1%
	Greene King P.L.C.	1,421,372	20,519,176	0.9%
	Halfords Group P.L.C.	1,092,698	8,839,247	0.4%
	Headlam Group P.L.C.	337,290	2,407,278	0.1%
	Home Retail Group P.L.C.	4,196,363	12,679,592	0.6%
*	Hornby P.L.C.	154,220	202,230	0.0%
	Howden Joinery Group P.L.C.	3,265,803	17,305,754	0.8%
	Huntsworth P.L.C.	926,689	856,997	0.0%
	Inchcape P.L.C.	2,319,770	25,164,826	1.2%
	Informa P.L.C.	3,121,619	25,575,365	1.2%
	ITE Group P.L.C.	1,144,948	4,639,142	0.2%
	J D Wetherspoon P.L.C.	499,596	6,759,248	0.3%
*	JD Sports Fashion P.L.C.	480,052	3,302,675	0.1%
	John Menzies P.L.C.	247,022	2,828,151	0.1%
*	Johnston Press P.L.C.	1,039,980	68,756	0.0%
	Ladbrokes P.L.C.	4,483,503	10,764,046	0.5%
	Laura Ashley Holdings P.L.C.	1,517,420	662,327	0.0%
	Lookers P.L.C.	1,550,801	3,540,588	0.2%
	Marston's P.L.C.	3,122,248	7,743,992	0.4%
*	Mecom Group P.L.C.	477,516	1,247,081	0.1%
	Millennium & Copthorne Hotels P.L.C.	1,048,561	10,441,117	0.5%

1

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Mitchells & Butlers P.L.C.	1,030,286	$6,867,835	0.3%
	MJ Gleeson Group P.L.C.	195,875	1,253,158	0.1%
#*	Mothercare P.L.C.	266,771	1,090,875	0.1%
	N Brown Group P.L.C.	874,754	6,325,578	0.3%
*	Ocado Group P.L.C.	127,433	809,287	0.0%
	Pendragon P.L.C.	4,395,240	2,179,451	0.1%
*	Perform Group P.L.C.	87,620	345,874	0.0%
	Persimmon P.L.C.	751,801	16,373,977	0.8%
	Photo-Me International P.L.C.	295,747	705,945	0.0%
*	Puma Brandenburg, Ltd.	119,000	—	0.0%
*	Puma Brandenburg, Ltd. A Shares	119,000	—	0.0%
#*	Punch Taverns P.L.C.	2,668,837	433,679	0.0%
	Rank Group P.L.C.	104,240	297,540	0.0%
	Redrow P.L.C.	1,505,347	7,010,161	0.3%
	Restaurant Group P.L.C. (The)	993,509	10,209,235	0.5%
	Rightmove P.L.C.	466,340	17,094,302	0.8%
	Spirit Pub Co. P.L.C.	3,103,818	3,921,321	0.2%
*	Sportech P.L.C.	384,214	607,625	0.0%
*	Sports Direct International P.L.C.	177,513	2,145,061	0.1%
	STV Group P.L.C.	4,868	29,808	0.0%
*	SuperGroup P.L.C.	203,095	3,667,536	0.2%
	Taylor Wimpey P.L.C.	15,614,170	30,432,743	1.4%
	Ted Baker P.L.C.	145,679	4,512,354	0.2%
*	Thomas Cook Group P.L.C.	7,517,966	17,158,965	0.8%
	Topps Tiles P.L.C.	829,659	1,508,790	0.1%
*	Torotrak P.L.C.	42,953	13,535	0.0%
*	Trinity Mirror P.L.C.	1,688,565	4,394,826	0.2%
	TUI Travel P.L.C.	279,182	1,900,519	0.1%
	UBM P.L.C.	1,146,404	13,065,535	0.6%
	UTV Media P.L.C.	444,753	1,582,826	0.1%
	Vitec Group P.L.C. (The)	164,847	1,599,339	0.1%
	WH Smith P.L.C.	711,405	13,017,865	0.6%
	William Hill P.L.C.	3,678,697	20,654,216	0.9%
	Wilmington Group P.L.C.	346,234	1,156,796	0.1%
Total Consumer Discretionary			541,033,172	25.1%

Consumer Staples — (4.2%)
	A.G. BARR P.L.C.	427,802	4,655,103	0.2%
	Anglo-Eastern Plantations P.L.C.	108,153	1,270,921	0.1%
	Booker Group P.L.C.	7,511,637	16,672,547	0.8%
	Britvic P.L.C.	1,249,056	15,550,075	0.7%
	Cranswick P.L.C.	264,392	5,723,499	0.3%
	Dairy Crest Group P.L.C.	747,197	6,011,183	0.3%
	Devro P.L.C.	891,696	3,796,970	0.2%
	Greencore Group P.L.C.	2,335,961	10,611,399	0.5%
	Greggs P.L.C.	541,226	4,963,232	0.2%
	Hilton Food Group P.L.C.	24,794	216,458	0.0%
	McBride P.L.C.	855,515	1,409,709	0.1%
*	Premier Foods P.L.C.	2,951,877	2,679,067	0.1%
#	PZ Cussons P.L.C.	1,325,039	7,843,565	0.4%
	REA Holdings P.L.C.	50,639	421,958	0.0%
	Tate & Lyle P.L.C.	790,217	9,245,496	0.4%

2

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#*	Thorntons P.L.C.	274,658	$500,124	0.0%
Total Consumer Staples			91,571,306	4.3%

Energy — (5.7%)
*	Afren P.L.C.	5,639,345	13,970,431	0.7%
	AMEC P.L.C.	1,114,094	23,133,999	1.1%
	Anglo Pacific Group P.L.C.	472,317	1,419,289	0.1%
*	Cairn Energy P.L.C.	2,601,577	8,901,613	0.4%
*	Coalfield Resources P.L.C.	268,451	28,148	0.0%
*	EnQuest P.L.C.	3,606,671	8,711,638	0.4%
*	Exillon Energy P.L.C.	276,918	710,223	0.0%
	Fortune Oil P.L.C.	6,238,485	1,305,784	0.1%
*	Hardy Oil & Gas P.L.C.	74,781	128,085	0.0%
	Hunting P.L.C.	639,376	9,385,246	0.4%
	James Fisher & Sons P.L.C.	220,833	5,341,749	0.2%
#*	JKX Oil & Gas P.L.C.	456,676	451,679	0.0%
	John Wood Group P.L.C.	1,721,246	23,732,923	1.1%
#*	Lamprell P.L.C.	1,270,128	3,377,992	0.2%
	Premier Oil P.L.C.	2,527,814	14,431,745	0.7%
*	Salamander Energy P.L.C.	1,063,663	2,548,086	0.1%
	Soco International P.L.C.	1,018,017	7,176,661	0.3%
Total Energy			124,755,291	5.8%

Financials — (14.1%)
	Amlin P.L.C.	2,613,209	20,916,325	1.0%
#	Ashmore Group P.L.C.	1,839,927	11,617,086	0.5%
	Bank of Georgia Holdings P.L.C.	125,030	5,027,925	0.2%
	Beazley P.L.C.	2,627,389	11,370,328	0.5%
	Brewin Dolphin Holdings P.L.C.	1,364,511	7,225,729	0.3%
	Capital & Counties Properties P.L.C.	474,174	2,641,894	0.1%
*	Capital & Regional	1,199,201	—	0.0%
	Capital & Regional P.L.C.	1,493,345	1,175,100	0.1%
	Catlin Group, Ltd.	1,812,653	16,587,898	0.8%
	Charles Stanley Group P.L.C.	126,349	904,805	0.0%
	Charles Taylor P.L.C.	139,215	547,891	0.0%
	Chesnara P.L.C.	578,859	3,175,777	0.2%
	Close Brothers Group P.L.C.	777,213	16,980,721	0.8%
	Daejan Holdings P.L.C.	32,083	2,613,754	0.1%
	Development Securities P.L.C.	580,091	2,126,013	0.1%
	Hansard Global P.L.C.	16,468	26,422	0.0%
	Helical Bar P.L.C.	668,916	4,012,253	0.2%
	Henderson Group P.L.C.	5,229,541	21,524,578	1.0%
	Hiscox, Ltd.	1,645,320	19,905,138	0.9%
	ICAP P.L.C.	2,874,272	18,673,951	0.9%
	IG Group Holdings P.L.C.	1,844,382	18,529,083	0.9%
*	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
	Intermediate Capital Group P.L.C.	572,350	3,820,289	0.2%
	International Personal Finance P.L.C.	690,825	6,938,199	0.3%
*	IP Group P.L.C.	1,306,305	4,462,054	0.2%
	Jardine Lloyd Thompson Group P.L.C.	623,008	11,088,211	0.5%
	Jupiter Fund Management P.L.C.	1,378,323	9,413,965	0.4%
	Lancashire Holdings, Ltd.	912,700	10,208,314	0.5%

3

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Liontrust Asset Management P.L.C.	19,544	$81,948	0.0%
	LSL Property Services P.L.C.	189,893	1,215,527	0.1%
	Man Group P.L.C.	9,800,117	17,637,467	0.8%
	Novae Group P.L.C.	280,445	2,547,370	0.1%
	Phoenix Group Holdings	671,770	7,461,390	0.4%
*	Quintain Estates & Development P.L.C.	2,680,731	4,060,549	0.2%
	Rathbone Brothers P.L.C.	165,692	5,609,107	0.3%
*	Raven Russia, Ltd.	878,313	1,154,573	0.1%
*	Renovo Group P.L.C.	87,461	25,495	0.0%
	S&U P.L.C.	21,140	673,143	0.0%
	Savills P.L.C.	637,343	6,855,417	0.3%
	St James's Place P.L.C.	797,471	10,389,199	0.5%
	ST Modwen Properties P.L.C.	957,652	5,879,737	0.3%
	Tullett Prebon P.L.C.	1,098,479	4,974,480	0.2%
	Unite Group P.L.C. (The)	1,055,526	7,116,182	0.3%
*	Waterloo Investment Holdings, Ltd.	5,979	716	0.0%
Total Financials			307,196,003	14.3%

Health Care — (3.3%)
#*	Alizyme P.L.C.	660,805	—	0.0%
	Bioquell P.L.C.	90,893	161,729	0.0%
*	BTG P.L.C.	1,781,080	19,277,611	0.9%
	Consort Medical P.L.C.	144,430	2,357,891	0.1%
	Dechra Pharmaceuticals P.L.C.	429,068	5,311,483	0.2%
	Genus P.L.C.	281,441	5,518,983	0.3%
	Hikma Pharmaceuticals P.L.C.	713,706	20,484,633	1.0%
*	Optos P.L.C.	109,965	345,863	0.0%
#*	Oxford Biomedica P.L.C.	2,821,652	135,192	0.0%
*	Skyepharma P.L.C.	107,931	449,342	0.0%
	Synergy Health P.L.C.	299,174	7,220,531	0.3%
	UDG Healthcare P.L.C.	1,032,954	6,047,972	0.3%
*	Vectura Group P.L.C.	1,829,761	4,160,398	0.2%
*	Vernalis P.L.C.	19,974	10,752	0.0%
Total Health Care			71,482,380	3.3%

Industrials — (25.5%)
	Air Partner P.L.C.	39,319	315,890	0.0%
	Alumasc Group	124,366	247,969	0.0%
	Ashtead Group P.L.C.	2,326,314	34,801,441	1.6%
	Avon Rubber P.L.C.	60,500	647,517	0.0%
	Balfour Beatty P.L.C.	3,596,658	14,427,374	0.7%
	BBA Aviation P.L.C.	2,792,163	14,765,114	0.7%
	Berendsen P.L.C.	832,065	13,935,454	0.6%
	Bodycote P.L.C.	1,253,236	14,732,498	0.7%
	Braemar Shipping Services P.L.C.	83,345	749,021	0.0%
	Brammer P.L.C.	433,389	3,384,813	0.2%
#	Camellia P.L.C.	2,481	475,440	0.0%
	Cape P.L.C.	627,628	3,169,889	0.2%
	Carillion P.L.C.	2,342,316	13,273,650	0.6%
	Carr's Milling Industries P.L.C.	35,419	1,082,707	0.1%
	Castings P.L.C.	162,757	1,307,034	0.1%
	Chemring Group P.L.C.	1,217,006	4,283,257	0.2%

4

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Clarkson P.L.C.	67,965	$2,784,018	0.1%
	Cobham P.L.C.	5,618,202	30,015,902	1.4%
	Communisis P.L.C.	1,047,623	1,111,334	0.1%
#	Costain Group P.L.C.	190,646	846,993	0.0%
	DCC P.L.C.	431,941	26,469,567	1.2%
	De La Rue P.L.C.	360,484	4,995,337	0.2%
	Dialight P.L.C.	41,726	636,085	0.0%
	Diploma P.L.C.	591,686	6,500,737	0.3%
	easyJet P.L.C.	156,053	3,644,263	0.2%
	Fenner P.L.C.	960,636	5,882,579	0.3%
*	Firstgroup P.L.C.	5,556,632	12,032,150	0.6%
	Galliford Try P.L.C.	369,861	7,221,938	0.3%
	Go-Ahead Group P.L.C.	224,275	9,087,966	0.4%
	Goodwin P.L.C.	383	25,303	0.0%
	Grafton Group P.L.C.	520,388	5,162,349	0.2%
	Harvey Nash Group P.L.C.	46,693	86,106	0.0%
	Hays P.L.C.	7,094,521	17,732,873	0.8%
	Hogg Robinson Group P.L.C.	134,014	165,887	0.0%
	Homeserve P.L.C.	1,406,180	7,749,627	0.4%
	Hyder Consulting P.L.C.	178,009	1,407,170	0.1%
	Interserve P.L.C.	714,495	7,333,117	0.3%
	Keller Group P.L.C.	333,468	5,251,736	0.2%
	Kentz Corp., Ltd.	240,448	3,809,527	0.2%
	Kier Group P.L.C.	215,830	6,548,895	0.3%
	Latchways P.L.C.	36,248	666,934	0.0%
	Lavendon Group P.L.C.	791,275	2,795,793	0.1%
	Management Consulting Group P.L.C.	1,519,596	646,927	0.0%
	Mears Group P.L.C.	508,098	4,043,723	0.2%
	Meggitt P.L.C.	158,336	1,370,882	0.1%
	Melrose Industries P.L.C.	3,891,876	17,318,455	0.8%
	Michael Page International P.L.C.	1,381,830	10,188,107	0.5%
	Mitie Group P.L.C.	1,953,183	10,653,643	0.5%
	Morgan Advanced Materials P.L.C.	1,478,838	8,204,796	0.4%
	Morgan Sindall Group P.L.C.	191,310	2,797,375	0.1%
	National Express Group P.L.C.	2,267,471	10,154,827	0.5%
	Norcros P.L.C.	127,268	41,111	0.0%
	Northgate P.L.C.	752,381	6,755,637	0.3%
	PayPoint P.L.C.	186,467	3,503,487	0.2%
	QinetiQ Group P.L.C.	3,181,899	11,255,889	0.5%
	Redde P.L.C.	109,039	112,356	0.0%
	Regus P.L.C.	3,367,250	10,470,079	0.5%
*	Renold P.L.C.	193,435	211,618	0.0%
	Rentokil Initial P.L.C.	8,604,270	16,392,535	0.8%
	Ricardo P.L.C.	268,884	2,949,707	0.1%
	Robert Walters P.L.C.	387,999	2,041,599	0.1%
	Rotork P.L.C.	358,727	16,369,710	0.8%
	RPS Group P.L.C.	1,266,580	6,028,672	0.3%
	Senior P.L.C.	2,184,597	10,580,967	0.5%
#	Serco Group P.L.C.	1,965,238	12,276,959	0.6%
*	Severfield P.L.C.	1,275,258	1,211,480	0.1%
	Shanks Group P.L.C.	2,320,284	4,237,625	0.2%
	SIG P.L.C.	3,046,866	9,832,341	0.5%

5

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Speedy Hire P.L.C.	2,891,226	$2,622,161	0.1%
	Spirax-Sarco Engineering P.L.C.	381,547	17,834,428	0.8%
	St Ives P.L.C.	672,895	2,485,630	0.1%
	Stagecoach Group P.L.C.	2,248,039	14,460,037	0.7%
	Sthree P.L.C.	362,196	2,405,301	0.1%
	Stobart Group, Ltd.	407,886	951,365	0.0%
	T Clarke P.L.C.	147,457	189,384	0.0%
	Tarsus Group P.L.C.	208,165	808,336	0.0%
	Tribal Group P.L.C.	156,581	486,946	0.0%
#	Trifast P.L.C.	454,978	979,064	0.0%
	UK Mail Group P.L.C.	197,261	1,987,240	0.1%
	Ultra Electronics Holdings P.L.C.	351,758	11,220,245	0.5%
	Vesuvius P.L.C.	1,449,566	11,365,817	0.5%
#	Volex P.L.C.	317,930	431,106	0.0%
	Vp P.L.C.	167,297	1,973,906	0.1%
*	Wincanton P.L.C.	538,066	1,265,625	0.1%
	WS Atkins P.L.C.	523,508	11,808,532	0.6%
#	XP Power, Ltd.	74,802	1,866,948	0.1%
Total Industrials			556,355,832	25.8%

Information Technology — (8.0%)
	Acal P.L.C.	104,729	434,005	0.0%
	Anite P.L.C.	1,414,012	2,292,581	0.1%
	Aveva Group P.L.C.	99,361	3,461,338	0.2%
	Computacenter P.L.C.	432,583	4,433,513	0.2%
	CSR P.L.C.	916,815	9,284,398	0.4%
	Domino Printing Sciences P.L.C.	548,653	5,637,129	0.3%
	E2V Technologies P.L.C.	525,319	1,500,174	0.1%
	Electrocomponents P.L.C.	2,226,317	10,004,788	0.5%
	Fidessa Group P.L.C.	166,186	6,298,137	0.3%
*	Filtronic P.L.C.	4,262	1,790	0.0%
	Halma P.L.C.	1,905,687	19,223,367	0.9%
#*	Imagination Technologies Group P.L.C.	205,118	739,093	0.0%
	Innovation Group P.L.C.	5,126,744	2,981,997	0.1%
*	Kofax, Ltd.	176,996	1,514,321	0.1%
	Laird P.L.C.	1,424,202	6,900,381	0.3%
	Micro Focus International P.L.C.	709,995	10,534,341	0.5%
	Moneysupermarket.com Group P.L.C.	1,064,938	3,434,499	0.2%
	NCC Group P.L.C.	285,169	931,623	0.0%
	Oxford Instruments P.L.C.	181,921	4,046,415	0.2%
	Pace P.L.C.	1,487,713	9,035,843	0.4%
	Phoenix IT Group, Ltd.	204,614	308,798	0.0%
	Playtech P.L.C.	622,539	6,559,174	0.3%
	Premier Farnell P.L.C.	1,925,097	6,708,457	0.3%
	PV Crystalox Solar P.L.C.	147,995	46,073	0.0%
	Renishaw P.L.C.	188,423	5,347,201	0.3%
	RM P.L.C.	318,062	911,736	0.0%
*	SDL P.L.C.	370,539	2,167,654	0.1%
	Sepura P.L.C.	225,709	579,014	0.0%
	Spectris P.L.C.	601,319	22,849,453	1.1%
	Spirent Communications P.L.C.	2,755,780	4,474,963	0.2%
	Telecity Group P.L.C.	820,539	10,583,030	0.5%
6

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	TT electronics P.L.C.	841,331	$2,984,458	0.1%
	Vislink P.L.C.	227,107	170,115	0.0%
*	Wolfson Microelectronics P.L.C.	504,759	1,998,258	0.1%
	Xaar P.L.C.	275,443	2,458,465	0.1%
	Xchanging P.L.C.	1,319,484	3,335,386	0.2%
Total Information Technology			174,171,968	8.1%

Materials — (7.0%)
	African Barrick Gold P.L.C.	537,038	1,898,959	0.1%
	Alent P.L.C.	1,397,904	8,754,208	0.4%
	British Polythene Industries P.L.C.	137,680	1,540,744	0.1%
	Carclo P.L.C.	200,519	387,860	0.0%
*	Centamin P.L.C.	5,166,704	5,633,498	0.3%
	Croda International P.L.C.	442,133	16,651,211	0.8%
	DS Smith P.L.C.	4,875,734	23,089,438	1.1%
	Elementis P.L.C.	2,403,235	10,706,863	0.5%
	Essentra P.L.C.	1,132,812	14,791,702	0.7%
	Evraz P.L.C.	473,960	720,200	0.0%
	Ferrexpo P.L.C.	955,423	2,137,969	0.1%
*	Gem Diamonds, Ltd.	494,440	1,211,695	0.1%
	Hill & Smith Holdings P.L.C.	429,023	3,684,605	0.2%
#*	Hochschild Mining P.L.C.	679,617	1,866,760	0.1%
*	International Ferro Metals, Ltd.	447,220	59,870	0.0%
#*	Kazakhmys P.L.C.	641,506	3,332,796	0.2%
#*	Lonmin P.L.C.	2,202,370	8,940,442	0.4%
	Low & Bonar P.L.C.	1,099,209	1,472,006	0.1%
	Marshalls P.L.C.	869,844	2,561,782	0.1%
	Mondi P.L.C.	177,973	3,231,080	0.1%
*	Petra Diamonds, Ltd.	1,311,716	4,231,166	0.2%
#*	Petropavlovsk P.L.C.	991,037	770,327	0.0%
	RPC Group P.L.C.	837,438	8,993,589	0.4%
	Synthomer P.L.C.	1,278,510	5,074,832	0.2%
#	Vedanta Resources P.L.C.	480,809	9,118,725	0.4%
	Victrex P.L.C.	394,436	11,483,316	0.5%
	Zotefoams P.L.C.	96,852	395,067	0.0%
Total Materials			152,740,710	7.1%

Telecommunication Services — (2.8%)
	Cable & Wireless Communications P.L.C.	11,989,676	10,099,946	0.5%
*	Colt Group SA	1,509,018	3,556,112	0.2%
	Inmarsat P.L.C.	2,296,017	29,346,704	1.3%
	Kcom Group P.L.C.	3,039,550	4,824,171	0.2%
	TalkTalk Telecom Group P.L.C.	2,608,540	14,521,337	0.7%
Total Telecommunication Services			62,348,270	2.9%

Utilities — (2.5%)
	Dee Valley Group P.L.C.	12,109	323,266	0.0%
	Drax Group P.L.C.	2,103,725	23,031,788	1.1%
	Pennon Group P.L.C.	2,007,940	26,989,214	1.3%

7

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
Telecom Plus P.L.C.	227,031	$5,193,154	0.2%
Total Utilities		55,537,422	2.6%
TOTAL COMMON STOCKS		2,137,192,354	99.3%

RIGHTS/WARRANTS — (0.0%)
* Acal P.L.C. Rights 07/08/2014	104,729	120,086	0.0%

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
§@ DFA Short Term Investment Fund	4,162,464	48,159,704	2.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,466,039,376)^		$2,185,472,144	101.5%
____________________

^      The cost for federal income tax purposes is $1,486,338,318.

8

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,736,354	$537,296,818	—	$541,033,172
Consumer Staples	—	91,571,306	—	91,571,306
Energy	—	124,755,291	—	124,755,291
Financials	26,422	307,169,581	—	307,196,003
Health Care	—	71,482,380	—	71,482,380
Industrials	41,111	556,314,721	—	556,355,832
Information Technology	—	174,171,968	—	174,171,968
Materials	—	152,740,710	—	152,740,710
Telecommunication Services	—	62,348,270	—	62,348,270
Utilities	—	55,537,422	—	55,537,422
Rights/Warrants	—	120,086	—	120,086
Securities Lending Collateral	—	48,159,704	—	48,159,704
TOTAL	$3,803,887	$2,181,668,257	—	$2,185,472,144

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (87.0%)
AUSTRIA — (2.2%)
*	A-TEC Industries AG	21,828	$—	0.0%
	Agrana Beteiligungs AG	17,354	2,065,203	0.1%
	AMAG Austria Metall AG	2,476	81,787	0.0%
	Atrium European Real Estate, Ltd.	614,001	3,668,428	0.1%
	Austria Technologie & Systemtechnik AG	108,303	1,453,913	0.0%
	BKS Bank AG	3,120	73,909	0.0%
*	BUWOG AG	768	14,838	0.0%
	CA Immobilien Anlagen AG	163,483	3,100,526	0.1%
#	Conwert Immobilien Invest SE	137,548	1,632,467	0.0%
	DO & CO AG	20,330	1,284,123	0.0%
	EVN AG	164,083	2,401,524	0.1%
	Flughafen Wien AG	48,018	4,470,549	0.1%
	Frauenthal Holding AG	4,212	58,904	0.0%
	IMMOFINANZ AG	15,360	54,233	0.0%
	Josef Manner & Co. AG	870	63,061	0.0%
#	Kapsch TrafficCom AG	26,900	1,248,207	0.0%
#	Lenzing AG	51,434	3,317,678	0.1%
	Mayr Melnhof Karton AG	45,831	5,458,130	0.2%
	Oberbank AG	37,973	2,599,773	0.1%
	Oesterreichische Post AG	159,507	7,921,742	0.2%
	Palfinger AG	58,212	2,135,410	0.1%
	POLYTEC Holding AG	83,703	919,355	0.0%
#	RHI AG	113,647	3,826,095	0.1%
#	Rosenbauer International AG	17,256	1,509,057	0.0%
	S IMMO AG	285,444	2,320,571	0.1%
	Schoeller-Bleckmann Oilfield Equipment AG	53,715	6,930,671	0.2%
	Semperit AG Holding	50,274	3,078,261	0.1%
#	Strabag SE	102,680	3,232,353	0.1%
	Telekom Austria AG	817,041	7,991,652	0.2%
	UBM Realitaetenentwicklung AG	600	16,089	0.0%
	UNIQA Insurance Group AG	376,246	4,832,494	0.1%
#	Wienerberger AG	565,653	9,477,928	0.3%
*	Wolford AG	11,252	362,315	0.0%
	Zumtobel AG	161,140	3,758,811	0.1%
TOTAL AUSTRIA			91,360,057	2.5%

BELGIUM — (2.7%)
*	Ablynx NV	244,590	3,014,254	0.1%
	Ackermans & van Haaren NV	119,771	15,103,591	0.4%
*	AGFA-Gevaert NV	944,461	2,768,852	0.1%
	Arseus NV	104,002	5,952,491	0.2%
#	Atenor Group	6,182	320,726	0.0%
	Banque Nationale de Belgique	970	4,645,327	0.1%
#	Barco NV	60,150	4,791,276	0.1%
#	Cie d'Entreprises CFE	41,428	4,283,867	0.1%
*	Cie Immobiliere de Belgique SA	13,051	724,004	0.0%
	Cie Maritime Belge SA	66,098	1,740,721	0.1%
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	338,851	0.0%
	D'ieteren SA	129,060	5,406,228	0.2%
	Deceuninck NV	364,236	994,317	0.0%

1

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
#	Econocom Group	304,215	$2,884,920	0.1%
	Elia System Operator SA	136,785	6,909,397	0.2%
#*	Euronav NV	122,071	1,491,909	0.0%
#	EVS Broadcast Equipment SA	60,843	3,022,617	0.1%
	Exmar NV	133,097	2,159,472	0.1%
*	Floridienne SA	868	94,368	0.0%
	Gimv NV	13,949	698,091	0.0%
*	Hamon & CIE SA	4,508	94,106	0.0%
*	Ion Beam Applications	95,315	1,503,865	0.0%
	Jensen-Group NV	13,482	269,600	0.0%
	Kinepolis Group NV	19,582	3,718,717	0.1%
#	Lotus Bakeries	1,361	1,788,533	0.1%
#*	MDxHealth	116,571	579,378	0.0%
	Melexis NV	99,217	4,399,014	0.1%
#*	Mobistar SA	110,435	2,108,033	0.1%
#	NV Bekaert SA	190,167	7,106,276	0.2%
#*	Nyrstar NV	775,820	2,358,113	0.1%
#*	Option NV	131,335	67,835	0.0%
*	Picanol	29,777	1,137,484	0.0%
*	RealDolmen NV	120	7	0.0%
#*	RealDolmen NV/SA	8,137	255,600	0.0%
	Recticel SA	104,033	1,093,854	0.0%
*	Rentabiliweb Group	18,045	237,292	0.0%
#	Resilux	4,724	669,412	0.0%
*	RHJ International SA	89,450	435,863	0.0%
*	Roularta Media Group NV	10,263	183,111	0.0%
*	Sapec	2,832	166,194	0.0%
#	Sioen Industries NV	52,140	756,012	0.0%
#	Sipef SA	30,617	2,616,476	0.1%
	TER Beke SA	2,260	180,372	0.0%
*	Tessenderlo Chemie NV	134,381	3,885,475	0.1%
#*	ThromboGenics NV	164,549	2,121,349	0.1%
	Van de Velde NV	37,238	1,980,437	0.1%
*	Viohalco SA	603,593	3,490,878	0.1%
TOTAL BELGIUM			110,548,565	3.1%

DENMARK — (4.6%)
#	ALK-Abello A.S.	29,336	4,538,701	0.1%
*	Alm Brand A.S.	484,611	2,518,488	0.1%
#	Ambu A.S. Class B	29,756	2,169,081	0.1%
	Arkil Holding A.S. Class B	504	76,498	0.0%
*	Atlantic Petroleum P/F	4,328	67,527	0.0%
*	Auriga Industries A.S. Class B	96,829	4,967,845	0.1%
#*	Bang & Olufsen A.S.	173,002	2,166,277	0.1%
	BankNordik P/F	1,753	36,552	0.0%
#*	Bavarian Nordic A.S.	115,443	2,629,845	0.1%
*	BoConcept Holding A.S. Class B	5,365	92,181	0.0%
	Brodrene Hartmann A.S.	13,977	461,032	0.0%
#	D/S Norden A.S.	110,869	3,719,828	0.1%
	Dfds A.S.	20,577	1,833,094	0.1%
	Djurslands Bank A.S.	8,970	322,080	0.0%
	East Asiatic Co., Ltd. A.S.	55,571	663,782	0.0%

2

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
	FE Bording A.S.	426	$75,207	0.0%
#	FLSmidth & Co. A.S.	225,806	12,608,636	0.4%
	Fluegger A.S. Class B	4,198	316,782	0.0%
*	Genmab A.S.	186,552	7,965,578	0.2%
	GN Store Nord A.S.	772,340	22,134,165	0.6%
*	GPV Industri A.S. Series B	2,200	—	0.0%
*	Greentech Energy Systems A.S.	12,775	28,633	0.0%
	Gronlandsbanken AB	1,125	128,812	0.0%
*	H+H International A.S. Class B	32,853	258,800	0.0%
	Harboes Bryggeri A.S. Class B	13,115	226,520	0.0%
	IC Companys A.S.	35,278	1,201,470	0.0%
#	Jeudan A.S.	4,800	520,268	0.0%
*	Jyske Bank A.S.	301,282	17,115,164	0.5%
	Lan & Spar Bank	5,150	345,235	0.0%
	NKT Holding A.S.	110,421	7,591,478	0.2%
	Nordjyske Bank A.S.	17,600	393,865	0.0%
	Norresundby Bank A.S.	7,350	355,105	0.0%
	Pandora A.S.	726	55,716	0.0%
*	Parken Sport & Entertainment A.S.	33,556	464,991	0.0%
	PER Aarsleff A.S. Class B	8,407	1,659,287	0.0%
#	Ringkjoebing Landbobank A.S.	19,595	4,209,690	0.1%
	Roblon A.S. Class B	2,700	150,487	0.0%
	Rockwool International A.S. Class B	30,614	5,647,752	0.2%
*	Royal UNIBREW	45,850	7,209,712	0.2%
	RTX A.S.	4,169	42,915	0.0%
	Schouw & Co.	74,017	3,636,050	0.1%
	SimCorp A.S.	194,860	6,708,871	0.2%
	Solar A.S. Class B	27,205	2,147,951	0.1%
	Spar Nord Bank A.S.	352,611	3,887,100	0.1%
*	Sydbank A.S.	317,330	8,377,156	0.2%
	Tivoli A.S.	969	565,959	0.0%
#*	TK Development A.S.	374,839	651,419	0.0%
*	Topdanmark A.S.	507,925	15,456,911	0.4%
*	TopoTarget A.S.	546,711	390,674	0.0%
*	Topsil Semiconductor Matls	886,257	112,425	0.0%
#*	Torm A.S.	694,424	104,302	0.0%
	United International Enterprises	9,496	1,997,178	0.1%
*	Vestas Wind Systems A.S.	533,999	26,944,847	0.8%
*	Vestjysk Bank A.S.	35,584	84,905	0.0%
#*	Zealand Pharma A.S.	39,325	505,428	0.0%
TOTAL DENMARK			188,540,255	5.2%

FINLAND — (6.1%)
	Afarak Group Oyj	579,984	294,701	0.0%
	Ahlstrom Oyj	48,381	511,816	0.0%
#	Aktia Bank Oyj	46,494	590,174	0.0%
#	Alma Media Oyj	277,852	1,030,369	0.0%
	Amer Sports Oyj	566,687	11,596,344	0.3%
	Apetit Oyj	19,402	469,602	0.0%
	Aspo Oyj	83,365	690,840	0.0%
	Atria P.L.C.	37,273	360,945	0.0%
	Bank of Aland P.L.C. Class B	22,078	255,381	0.0%

3

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	BasWare Oyj	42,915	$2,260,266	0.1%
*	Biotie Therapies Oyj	955,389	300,200	0.0%
#	Cargotec Oyj	167,673	6,384,220	0.2%
	Caverion Corp.	486,401	5,143,425	0.2%
	Citycon Oyj	1,345,638	4,936,960	0.1%
	Comptel Oyj	337,600	284,246	0.0%
	Cramo Oyj	148,755	3,615,163	0.1%
	Digia P.L.C.	48,912	255,114	0.0%
*	Efore Oyj	49,703	46,930	0.0%
	Elektrobit Oyj	265,750	978,563	0.0%
	Elisa Oyj	702,558	21,479,654	0.6%
	F-Secure Oyj	471,472	1,659,441	0.1%
*	Finnair Oyj	427,233	1,662,850	0.1%
*	Finnlines Oyj	124,906	1,751,349	0.1%
	Fiskars Oyj Abp	196,766	4,941,838	0.1%
*	GeoSentric Oyj	244,900	—	0.0%
	HKScan Oyj Class A	127,827	693,000	0.0%
	Huhtamaki Oyj	452,365	11,823,121	0.3%
	Ilkka-Yhtyma Oyj	61,503	187,085	0.0%
	Kemira Oyj	472,368	7,558,544	0.2%
	Kesko Oyj Class B	315,046	12,449,347	0.4%
#	Konecranes Oyj	245,559	7,920,832	0.2%
	Lassila & Tikanoja Oyj	160,510	3,306,928	0.1%
*	Lemminkainen Oyj	26,333	486,639	0.0%
	Metsa Board Oyj	1,549,706	7,502,045	0.2%
#	Metso Oyj	499,824	18,922,526	0.5%
	Munksjo Oyj	24,345	224,683	0.0%
#	Neste Oil Oyj	609,759	11,896,512	0.3%
*	Okmetic Oyj	61,386	386,301	0.0%
	Olvi Oyj Class A	70,665	2,400,235	0.1%
*	Oriola-KD Oyj Class A	5,045	16,776	0.0%
*	Oriola-KD Oyj Class B	507,715	1,646,236	0.1%
	Orion Oyj Class A	130,940	4,862,690	0.1%
	Orion Oyj Class B	401,178	14,953,016	0.4%
#*	Outokumpu Oyj	841,910	8,473,708	0.2%
#	Outotec Oyj	697,608	7,329,197	0.2%
	PKC Group Oyj	109,715	3,138,988	0.1%
	Ponsse Oy	31,710	485,313	0.0%
#*	Poyry Oyj	194,637	1,089,197	0.0%
	Raisio P.L.C. Class V	541,284	3,259,827	0.1%
	Ramirent Oyj	324,161	3,623,573	0.1%
	Rapala VMC Oyj	113,258	888,834	0.0%
*	Rautaruukki Oyj	439,221	6,162,621	0.2%
	Revenio Group Oyj	9,732	212,585	0.0%
	Saga Furs Oyj	11,324	396,158	0.0%
	Sanoma Oyj	355,701	2,547,818	0.1%
	SRV Group P.L.C.	9,181	51,973	0.0%
	Stockmann Oyj Abp(5462371)	43,914	648,517	0.0%
#	Stockmann Oyj Abp(5462393)	139,051	2,130,551	0.1%
	Technopolis Oyj	418,847	2,533,654	0.1%
	Teleste Oyj	53,559	333,382	0.0%
	Tieto Oyj	305,721	9,041,956	0.3%

4

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Tikkurila Oyj	175,018	$4,789,804	0.1%
	Uponor Oyj	249,785	4,600,313	0.1%
#	Vacon P.L.C.	94,389	3,829,315	0.1%
	Vaisala Oyj Class A	42,946	1,408,364	0.1%
	Viking Line Abp	10,366	234,591	0.0%
#	YIT Oyj	500,865	5,765,394	0.2%
TOTAL FINLAND			251,712,540	7.0%

FRANCE — (10.7%)
*	ABC Arbitrage	22,399	156,086	0.0%
*	Actia Group	4,099	29,915	0.0%
#*	Air France-KLM	722,730	9,109,384	0.3%
#	Akka Technologies SA	28,365	1,010,283	0.0%
	Albioma	96,570	2,457,523	0.1%
*	Alcatel-Lucent	1,953,140	7,021,687	0.2%
	Altamir	81,618	1,268,343	0.0%
#	Alten SA	95,360	4,530,895	0.1%
#	Altran Technologies SA	676,432	7,225,038	0.2%
#	April	76,998	1,885,537	0.1%
#*	Archos	26,045	109,250	0.0%
	Assystem	65,144	1,997,008	0.1%
	Aubay	12,232	177,611	0.0%
*	Audika Groupe	22,298	431,068	0.0%
	Aurea SA	2,794	20,099	0.0%
#	Axway Software SA	29,721	926,400	0.0%
	Bastide le Confort Medical	1,571	32,610	0.0%
#*	Beneteau SA	184,191	3,364,490	0.1%
#*	Bigben Interactive	35,372	334,251	0.0%
	BioMerieux	40,620	4,377,870	0.1%
	Boiron SA	30,143	2,622,200	0.1%
	Bonduelle S.C.A.	77,754	2,279,843	0.1%
#	Bongrain SA	34,266	2,953,342	0.1%
*	Bull	402,126	2,713,007	0.1%
	Burelle SA	3,866	3,812,165	0.1%
#	Catering International Services	1,996	56,748	0.0%
*	Cegedim SA	20,258	712,747	0.0%
	Cegid Group	22,946	983,173	0.0%
#*	CGG SA	455,425	6,451,904	0.2%
*	Chargeurs SA	73,517	548,034	0.0%
*	Cie des Alpes	22,452	498,359	0.0%
	Cie Industrielle et Financiere D'Entreprises	1,200	104,392	0.0%
	Ciments Francais SA	47,966	5,226,896	0.2%
*	Club Mediterranee SA	107,104	2,861,440	0.1%
	Derichebourg SA	548,515	1,746,591	0.1%
#	Devoteam SA	27,431	645,365	0.0%
	Eiffage SA	131,091	8,913,798	0.3%
	Electricite de Strasbourg SA	21,886	3,259,820	0.1%
#*	Eramet	10,663	1,262,692	0.0%
	Esso SA Francaise	11,770	571,896	0.0%
*	Etablissements Maurel et Prom	419,398	7,189,307	0.2%
	Euler Hermes Group	49,555	5,954,462	0.2%
*	Euro Disney SCA	61,062	331,927	0.0%

5

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#	Eurofins Scientific SE	30,977	$9,528,236	0.3%
	Exel Industries Class A	10,680	829,272	0.0%
*	Faiveley Transport SA	35,342	2,563,093	0.1%
	Faurecia	232,302	8,765,690	0.3%
	Fimalac	31,490	2,514,140	0.1%
#	Fleury Michon SA	4,694	388,557	0.0%
*	GameLoft SE	315,552	2,912,870	0.1%
	Gaumont SA	13,980	771,959	0.0%
	GEA	2,433	287,645	0.0%
#*	GECI International	59,392	—	0.0%
	Gevelot SA	3,584	572,270	0.0%
	GL Events	48,302	1,161,354	0.0%
#	Groupe Crit	24,255	1,461,400	0.0%
	Groupe Eurotunnel SA	588,524	7,962,205	0.2%
#	Groupe Flo	35,997	145,218	0.0%
*	Groupe Fnac	12,200	635,598	0.0%
#	Groupe Gorge	16,780	451,924	0.0%
*	Groupe Open	27,590	388,391	0.0%
#	Groupe Steria SCA	135,577	3,553,215	0.1%
	Guerbet	27,183	1,123,671	0.0%
*	Haulotte Group SA	65,672	1,144,329	0.0%
	Havas SA	1,237,953	10,169,349	0.3%
#*	Hi-Media SA	197,287	735,353	0.0%
#	Ingenico	167,381	14,557,437	0.4%
#	Interparfums SA	38,693	1,421,585	0.0%
#	Ipsen SA	147,762	6,679,642	0.2%
#	IPSOS	159,746	5,994,678	0.2%
	Jacquet Metal Service	60,245	1,272,075	0.0%
	Korian-Medica	165,680	6,333,477	0.2%
*	L.D.C. SA	19	4,033	0.0%
	Lagardere SCA	507,104	16,522,246	0.5%
	Lanson-BCC	9,093	478,391	0.0%
	Laurent-Perrier	12,792	1,274,793	0.0%
*	Le Noble Age	1,857	41,932	0.0%
	Lectra	94,714	1,004,131	0.0%
	Linedata Services	1,334	42,518	0.0%
	LISI	17,353	2,733,676	0.1%
	Maisons France Confort SA	15,817	760,626	0.0%
	Manitou BF SA	48,911	803,030	0.0%
	Manutan International	14,553	931,201	0.0%
	Mersen	72,883	2,282,445	0.1%
	Metropole Television SA	236,930	4,813,072	0.1%
	MGI Coutier	3,915	783,089	0.0%
#	Montupet	32,150	2,739,316	0.1%
	Mr Bricolage	30,731	610,937	0.0%
#	Naturex	30,037	2,749,442	0.1%
#	Neopost SA	167,752	12,563,729	0.4%
*	Nexans SA	131,823	6,910,606	0.2%
	Nexity SA	113,175	5,201,816	0.2%
	NextRadioTV	12,645	399,059	0.0%
	Norbert Dentressangle SA	20,989	3,082,598	0.1%
*	NRJ Group	72,524	854,990	0.0%

6

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	Orco Property Group	167,788	$130,906	0.0%
	Orpea	129,821	9,104,387	0.3%
#*	Paris Orleans SA	3,127	73,683	0.0%
*	Parrot SA	38,572	984,849	0.0%
*	Peugeot SA	1,704,758	25,222,984	0.7%
#*	Pierre & Vacances SA	25,261	1,169,855	0.0%
	Plastic Omnium SA	324,906	10,190,980	0.3%
	PSB Industries SA	8,438	553,898	0.0%
	Rallye SA	106,948	5,835,028	0.2%
#*	Recylex SA	83,164	269,769	0.0%
#	Remy Cointreau SA	4,223	388,844	0.0%
	Robertet SA	3,167	741,626	0.0%
#	Rubis SCA	157,540	10,048,743	0.3%
	Saft Groupe SA	131,465	5,041,016	0.1%
	Samse SA	8,342	1,055,577	0.0%
	Sartorius Stedim Biotech	9,990	1,794,645	0.1%
#	SEB SA	69,358	6,140,641	0.2%
	Seche Environnement SA	9,167	336,552	0.0%
*	Securidev SA	2,500	136,677	0.0%
#*	Sequana SA	44,019	245,954	0.0%
	Societe d'Edition de Canal +	272,836	2,316,114	0.1%
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,720,944	0.1%
#	Societe Internationale de Plantations d'Heveas SA	7,778	373,323	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	141,562	0.0%
*	Societe pour l'Informatique Industrielle	40,908	444,309	0.0%
	Societe Television Francaise 1	567,362	9,290,503	0.3%
#*	SOITEC	826,614	2,621,825	0.1%
#*	Solocal Group	2,352,459	2,317,773	0.1%
#	Somfy SA	21,738	8,274,660	0.2%
	Sopra Group SA	23,140	2,535,181	0.1%
#*	Spir Communication SA	4,687	107,900	0.0%
	Stallergenes SA	1,213	93,447	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	37,780	591,624	0.0%
	Stef SA	29,121	2,279,389	0.1%
#*	Store Electronic	12,202	262,429	0.0%
	Sword Group	30,562	762,218	0.0%
	Synergie SA	72,705	1,912,629	0.1%
*	Technicolor SA	1,013,141	8,199,053	0.2%
	Teleperformance	275,593	16,883,331	0.5%
#	Tessi SA	7,038	964,347	0.0%
	TFF Group	5,013	409,981	0.0%
#*	Theolia SA	281,335	485,392	0.0%
#	Thermador Groupe	11,261	1,187,038	0.0%
	Total Gabon	1,324	782,003	0.0%
*	Touax SA	4,773	117,170	0.0%
*	Trigano SA	43,878	1,060,213	0.0%
*	UBISOFT Entertainment	459,542	8,459,516	0.2%
	Union Financiere de France BQE SA	16,679	440,444	0.0%
*	Valneva SE(B9B2YX8)	114,605	833,566	0.0%
#*	Valneva SE(B03KGM0)	10,850	78,676	0.0%
#	Vetoquinol SA	10,580	524,063	0.0%
	Vicat	59,033	5,156,038	0.1%

7

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	VIEL & Cie SA	158,130	$485,157	0.0%
#	Vilmorin & Cie SA	22,432	3,030,653	0.1%
	Virbac SA	17,710	4,091,919	0.1%
	VM Materiaux SA	6,914	300,897	0.0%
	Vranken-Pommery Monopole SA	18,881	698,871	0.0%
TOTAL FRANCE			440,778,537	12.2%

GERMANY — (13.0%)
#*	AAP Implantate AG	1,361	5,959	0.0%
	Aareal Bank AG	423,110	19,464,810	0.5%
	Adler Modemaerkte AG	37,209	646,276	0.0%
*	ADVA Optical Networking SE	189,709	826,909	0.0%
#*	Air Berlin P.L.C.	167,708	311,528	0.0%
#*	Aixtron SE	409,853	5,948,511	0.2%
*	Aligna AG	318,087	—	0.0%
	All for One Steeb AG	252	11,018	0.0%
	Allgeier SE	26,582	627,349	0.0%
	Amadeus Fire AG	25,046	1,914,570	0.1%
*	Analytik Jena AG	5,992	114,406	0.0%
*	AS Creation Tapeten	7,109	307,650	0.0%
	Aurubis AG	153,470	7,815,158	0.2%
#	Balda AG	127,634	577,714	0.0%
	Basler AG	1,494	74,470	0.0%
*	Bauer AG	49,656	1,280,611	0.0%
#	BayWa AG(5838057)	60,753	3,374,454	0.1%
	BayWa AG(5838068)	124	6,867	0.0%
	Bechtle AG	75,407	6,447,714	0.2%
	Bertrandt AG	24,357	3,870,656	0.1%
#	Bijou Brigitte AG	19,384	1,832,666	0.1%
	Bilfinger SE	290	33,024	0.0%
	Biotest AG	20,784	2,562,562	0.1%
*	BKN International AG	33,408	—	0.0%
	Borussia Dortmund GmbH & Co. KGaA	274,295	1,773,626	0.1%
#	CANCOM SE	63,917	3,267,494	0.1%
	Carl Zeiss Meditec AG	109,266	3,348,275	0.1%
	CAT Oil AG	90,629	2,322,888	0.1%
	Celesio AG	212,397	7,552,787	0.2%
	CENIT AG	37,908	634,351	0.0%
	CENTROTEC Sustainable AG	43,285	1,076,531	0.0%
	Cewe Stiftung & Co. KGAA	22,058	1,571,925	0.0%
*	Colonia Real Estate AG	16,334	95,598	0.0%
	Comdirect Bank AG	179,407	1,858,914	0.1%
	CompuGroup Medical AG	65,290	1,856,991	0.1%
*	Constantin Medien AG	351,622	597,604	0.0%
	CropEnergies AG	111,540	751,079	0.0%
	CTS Eventim AG	212,200	6,052,507	0.2%
#	DAB Bank AG	130,043	685,328	0.0%
	Data Modul AG	11,455	298,283	0.0%
	DEAG Deutsche Entertainment AG	3,177	26,946	0.0%
#	Delticom AG	25,992	1,171,164	0.0%
*	Deufol SE	76,487	96,438	0.0%
	Deutsche Beteiligungs AG	29,148	861,713	0.0%

8

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Deutsche Wohnen AG	1,263,844	$27,223,975	0.8%
	Deutz AG	440,031	3,500,816	0.1%
*	Dialog Semiconductor P.L.C.	310,004	10,726,748	0.3%
#	DIC Asset AG	13,115	143,601	0.0%
	DMG MORI SEIKI AG	308,295	10,715,149	0.3%
	Dr Hoenle AG	21,610	486,089	0.0%
	Draegerwerk AG & Co. KGaA	6,384	637,133	0.0%
	Drillisch AG	228,312	9,070,883	0.3%
	Duerr AG	116,560	10,319,754	0.3%
	Eckert & Ziegler AG	17,884	619,818	0.0%
	Elmos Semiconductor AG	49,157	986,223	0.0%
	ElringKlinger AG	151,212	6,231,305	0.2%
	Erlus AG	2,970	223,732	0.0%
#*	Euromicron AG	33,718	613,495	0.0%
#*	Evotec AG	1,165,338	5,714,128	0.2%
#	Fielmann AG	36,883	5,317,686	0.2%
*	First Sensor AG	19,888	298,508	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	343,017	0.0%
	Freenet AG	498,012	15,815,492	0.4%
	Fuchs Petrolub SE	179,220	7,641,825	0.2%
*	GAGFAH SA	281,532	5,120,701	0.1%
	Gerresheimer AG	151,437	10,434,272	0.3%
	Gerry Weber International AG	104,086	5,078,650	0.1%
	Gesco AG	14,980	1,581,692	0.1%
	GFK SE	72,504	3,779,460	0.1%
	GFT Technologies AG	79,714	1,082,412	0.0%
	Grammer AG	62,474	3,497,535	0.1%
	Grenkeleasing AG	32,703	3,472,151	0.1%
#*	H&R AG	50,783	496,814	0.0%
#	Hamburger Hafen und Logistik AG	85,430	2,267,362	0.1%
#*	Hansa Group AG	146,815	232,418	0.0%
#	Hawesko Holding AG	20,064	1,163,154	0.0%
#*	Heidelberger Druckmaschinen AG	1,168,180	4,257,246	0.1%
	Highlight Communications AG	98,062	472,087	0.0%
	Homag Group AG	27,643	907,145	0.0%
	Hornbach Baumarkt AG	739	32,639	0.0%
	Indus Holding AG	109,925	5,448,442	0.2%
#	Init Innovation In Traffic Systems AG	13,051	389,441	0.0%
#*	Intershop Communications AG	62,598	140,202	0.0%
	Isra Vision AG	15,060	1,030,198	0.0%
	Jenoptik AG	223,167	3,631,711	0.1%
*	Joyou AG	18,024	281,525	0.0%
#	K+S AG	46,883	1,539,563	0.0%
*	Kampa AG	7,101	146	0.0%
*	Kloeckner & Co. SE	520,355	7,836,272	0.2%
*	Koenig & Bauer AG	25,243	419,536	0.0%
*	Kontron AG	247,150	1,684,628	0.1%
#	Krones AG	72,618	7,194,072	0.2%
	KSB AG	3,584	2,588,749	0.1%
#	KUKA AG	130,343	7,881,981	0.2%
#	KWS Saat AG	16,490	5,811,498	0.2%
	Leifheit AG	12,500	714,502	0.0%

9

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Leoni AG	160,146	$12,725,363	0.4%
	LPKF Laser & Electronics AG	116,440	2,401,182	0.1%
#*	Manz AG	12,497	1,323,747	0.0%
#*	MasterFlex SE	19,347	185,408	0.0%
*	Mediclin AG	119,554	668,507	0.0%
*	Medigene AG	25,328	171,422	0.0%
	MLP AG	216,957	1,457,835	0.0%
#	Mobotix AG	13,963	232,237	0.0%
*	Morphosys AG	17,862	1,671,064	0.1%
	MTU Aero Engines AG	203,297	18,670,344	0.5%
#	Muehlbauer Holding AG & Co. KGaA	14,905	450,947	0.0%
#	MVV Energie AG	114,055	3,676,163	0.1%
	Nemetschek AG	24,668	2,377,776	0.1%
	Nexus AG	42,453	689,650	0.0%
*	Nordex SE	279,193	6,183,977	0.2%
	Norma Group SE	155,621	8,585,766	0.2%
#	OHB AG	35,659	1,127,603	0.0%
*	Osram Licht AG	2,228	112,201	0.0%
*	Paion AG	7,925	31,335	0.0%
*	Patrizia Immobilien AG	160,052	2,124,072	0.1%
	Pfeiffer Vacuum Technology AG	44,316	4,881,940	0.1%
#	PNE Wind AG	276,366	1,114,840	0.0%
	Progress-Werk Oberkirch AG	7,828	559,264	0.0%
*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,155	500,786	0.0%
#	Puma SE	8,296	2,364,832	0.1%
*	PVA TePla AG	46,019	150,117	0.0%
*	QIAGEN NV	223,848	5,413,794	0.2%
#	QSC AG	484,191	2,079,583	0.1%
	R Stahl AG	15,459	847,192	0.0%
#	Rational AG	10,743	3,467,218	0.1%
	Rheinmetall AG	195,657	13,835,543	0.4%
	Rhoen Klinikum AG	500,406	16,521,601	0.5%
	RIB Software AG	85,906	1,542,600	0.0%
	SAF-Holland SA	223,137	3,512,686	0.1%
	Salzgitter AG	192,504	8,119,675	0.2%
	Schaltbau Holding AG	24,463	1,804,387	0.1%
#	Sektkellerei Schloss Wachenheim AG	7,479	146,753	0.0%
*	SER Systems AG	9,400	—	0.0%
#*	SGL Carbon SE	229,387	7,536,322	0.2%
	SHW AG	12,018	677,359	0.0%
#*	Singulus Technologies AG	241,327	867,634	0.0%
	Sinner AG	1,089	19,562	0.0%
	Sixt SE	81,198	3,300,545	0.1%
#*	SKW Stahl-Metallurgie Holding AG	28,224	356,466	0.0%
#*	SMA Solar Technology AG	54,199	2,033,614	0.1%
#	SMT Scharf AG	18,717	456,327	0.0%
	Softing AG	12,953	289,436	0.0%
	Software AG	318,618	11,497,214	0.3%
*	Solarworld AG	774	15,479	0.0%
	Stada Arzneimittel AG	298,237	14,166,508	0.4%
#	STRATEC Biomedical AG	2,388	123,211	0.0%
	Stroeer Media AG	114,489	2,527,939	0.1%

10

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#	Suedzucker AG	116,689	$2,356,277	0.1%
	Surteco SE	3,550	146,015	0.0%
*	Suss Microtec AG	92,598	1,107,246	0.0%
	Symrise AG	138,957	7,563,051	0.2%
	Syzygy AG	30,656	253,989	0.0%
	TAG Immobilien AG	455,809	5,557,089	0.2%
	Takkt AG	126,507	2,318,794	0.1%
	Technotrans AG	29,535	355,850	0.0%
#	Telegate AG	23,076	175,542	0.0%
#	Tipp24 SE	30,567	2,058,690	0.1%
#*	Tom Tailor Holding AG	93,383	1,795,566	0.1%
	Tomorrow Focus AG	118,269	616,735	0.0%
#	TUI AG	688,561	11,572,881	0.3%
	UMS United Medical Systems International AG	3,304	46,513	0.0%
	USU Software AG	3,377	62,720	0.0%
*	VBH Holding AG	9,415	35,993	0.0%
*	Vereinigte BioEnergie AG	796	2,055	0.0%
	Vossloh AG	37,975	3,226,963	0.1%
	VTG AG	50,521	1,123,676	0.0%
#	Wacker Chemie AG	12,207	1,405,360	0.0%
	Wacker Neuson SE	88,017	2,068,126	0.1%
	Washtec AG	5,625	91,804	0.0%
	Wincor Nixdorf AG	143,454	8,169,913	0.2%
#	Wirecard AG	112,653	4,858,480	0.1%
	XING AG	11,101	1,372,279	0.0%
TOTAL GERMANY			534,991,538	14.8%

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—	0.0%
*	Alysida SA	2,376	—	0.0%
*	Atlantic Supermarkets SA	34,730	—	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
*	Balafas SA	15,200	—	0.0%
*	Bank of Cyprus PCL	4,342,301	—	0.0%
*	Elektroniki Athinon SA	7,497	924	0.0%
*	Etma Rayon SA	11,242	—	0.0%
*	Euromedica SA	12,696	6,297	0.0%
*	Informatics SA	3,778	—	0.0%
*	Ipirotiki Software & Publications SA	22,110	—	0.0%
*	Lan-Net SA	12,688	—	0.0%
*	Neorion Holdings SA	14,991	—	0.0%
*	Promota Hellas SA	8,860	—	0.0%
*	T Bank SA	228,007	—	0.0%
*	Themeliodomi SA	37,422	—	0.0%
TOTAL GREECE			7,221	0.0%

IRELAND — (1.8%)
	Aer Lingus Group P.L.C.	752,359	1,489,044	0.1%
	C&C Group P.L.C.(B010DT8)	399,607	2,489,693	0.1%
	C&C Group P.L.C.(B011Y09)	1,075,880	6,707,323	0.2%
	Dragon Oil P.L.C.	953,523	10,012,509	0.3%
	FBD Holdings P.L.C.	125,728	2,646,916	0.1%

11

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
IRELAND — (Continued)
	Glanbia P.L.C.(0066950)	700,613	$10,610,958	0.3%
	Glanbia P.L.C.(4058629)	56,545	853,828	0.0%
	IFG Group P.L.C.	277,785	638,140	0.0%
*	Independent News & Media P.L.C.	459,622	98,292	0.0%
	Irish Continental Group P.L.C.(BLP5857)	299,960	1,111,590	0.0%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	863,207	0.0%
*	Kenmare Resources P.L.C.	4,546,361	1,189,263	0.0%
	Kingspan Group P.L.C.	596,231	10,022,508	0.3%
	Paddy Power P.L.C.(4828974)	6,799	447,042	0.0%
	Paddy Power P.L.C.(0258810)	175,221	11,503,116	0.3%
	Smurfit Kappa Group P.L.C.	511,812	11,714,341	0.3%
TOTAL IRELAND			72,397,770	2.0%

ISRAEL — (2.2%)
*	Africa Israel Investments, Ltd.	624,375	1,280,404	0.0%
*	Africa Israel Properties, Ltd.	63,473	1,132,241	0.0%
	Africa Israel Residences, Ltd.	594	8,817	0.0%
*	Airport City, Ltd.	160,481	1,607,598	0.1%
*	AL-ROV Israel, Ltd.	18,725	717,076	0.0%
	Albaad Massuot Yitzhak, Ltd.	370	6,810	0.0%
*	Allot Communications, Ltd.	77,192	1,011,919	0.0%
#*	Alon Blue Square Israel, Ltd.	76,012	251,321	0.0%
*	Alrov Properties and Lodgings, Ltd.	12,098	327,218	0.0%
	Amot Investments, Ltd.	281,276	965,488	0.0%
	Arad, Ltd.	1,053	9,074	0.0%
*	AudioCodes, Ltd.	169,225	1,167,680	0.0%
#	Avgol Industries 1953, Ltd.	420,938	405,259	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	338,977	0.0%
#*	Babylon, Ltd.	134,822	195,139	0.0%
	Bayside Land Corp.	2,734	766,356	0.0%
	Big Shopping Centers 2004, Ltd.	9,220	399,214	0.0%
*	Bio-cell, Ltd.	15,003	95,761	0.0%
*	BioLine RX, Ltd.	596,298	122,675	0.0%
	Blue Square Real Estate, Ltd.	5,096	190,093	0.0%
#*	Brainsway, Ltd.	29,036	476,625	0.0%
#*	Cellcom Israel, Ltd.	248,839	3,034,924	0.1%
*	Ceragon Networks, Ltd.	77,319	197,477	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	429,442	0.0%
*	Clal Insurance Enterprises Holdings, Ltd.	88,615	1,705,564	0.1%
*	Cohen Development & Industrial Buildings, Ltd.	2,564	92,826	0.0%
*	Compugen, Ltd.	137,385	1,239,961	0.0%
	Delek Automotive Systems, Ltd.	145,079	1,562,464	0.1%
#	Delta-Galil Industries, Ltd.	47,407	1,394,637	0.0%
#	Direct Insurance Financial Investments, Ltd.	47,508	277,440	0.0%
*	El Al Israel Airlines	77,144	13,237	0.0%
	Elbit Systems, Ltd.	75,608	4,651,086	0.1%
*	Electra Real Estate, Ltd.	6,881	17,864	0.0%
	Electra, Ltd.	7,524	1,074,030	0.0%
*	Elron Electronic Industries, Ltd.	62,094	555,159	0.0%
*	Equital, Ltd.	3,197	59,651	0.0%
*	Evogene, Ltd.	61,494	1,001,942	0.0%
*	EZchip Semiconductor, Ltd.	120,883	3,118,338	0.1%

12

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	First International Bank Of Israel, Ltd.	98,118	$1,572,316	0.1%
	FMS Enterprises Migun, Ltd.	10,227	127,343	0.0%
#	Formula Systems 1985, Ltd.	36,549	1,050,780	0.0%
	Fox Wizel, Ltd.	17,305	433,914	0.0%
	Frutarom Industries, Ltd.	174,875	4,371,060	0.1%
*	Gilat Satellite Networks, Ltd.	106,265	501,172	0.0%
	Golf & Co., Ltd.	74,605	246,345	0.0%
*	Hadera Paper, Ltd.	10,176	441,360	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	476,409	2,820,111	0.1%
*	Industrial Buildings Corp.	368,990	765,710	0.0%
*	Israel Discount Bank, Ltd. Class A	2,805,708	4,749,914	0.1%
	Israel Land Development Co., Ltd. (The)	22,310	106,657	0.0%
	Ituran Location and Control, Ltd.	87,477	2,127,496	0.1%
*	Jerusalem Oil Exploration	40,213	1,846,431	0.1%
#*	Kamada, Ltd.	123,192	865,445	0.0%
	Kerur Holdings, Ltd.	2,133	41,941	0.0%
	Maabarot Products, Ltd.	21,999	297,980	0.0%
	Magic Software Enterprises, Ltd.	82,676	610,072	0.0%
	Matrix IT, Ltd.	182,457	1,080,624	0.0%
	Maytronics, Ltd.	6,672	15,112	0.0%
#*	Mazor Robotics, Ltd.	161,210	1,405,654	0.1%
	Meitav DS Investments, Ltd.	38,130	133,415	0.0%
	Melisron, Ltd.	52,829	1,439,318	0.1%
	Menorah Mivtachim Holdings, Ltd.	120,564	1,459,863	0.1%
	Migdal Insurance & Financial Holding, Ltd.	1,213,664	1,980,206	0.1%
	Mivtach Shamir Holdings, Ltd.	22,367	759,465	0.0%
*	Naphtha Israel Petroleum Corp., Ltd.	162,058	1,199,253	0.0%
	Neto ME Holdings, Ltd.	5,411	331,250	0.0%
*	Nitsba Holdings 1995, Ltd.	129,055	1,955,077	0.1%
*	Nova Measuring Instruments, Ltd.	107,425	1,296,264	0.0%
*	Oil Refineries, Ltd.	4,941,609	1,429,893	0.1%
	Ormat Industries	293,852	2,274,778	0.1%
	Osem Investments, Ltd.	66,069	1,487,755	0.1%
#*	Partner Communications Co., Ltd.	392,298	3,081,576	0.1%
	Paz Oil Co., Ltd.	20,326	3,285,681	0.1%
*	Perion Network, Ltd.	16,455	162,956	0.0%
	Phoenix Holdings, Ltd. (The)	272,402	1,002,973	0.0%
	Plasson Industries, Ltd.	13,344	576,967	0.0%
#	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	33,735	1,725,586	0.1%
*	Sapiens International Corp. NV	41,847	333,285	0.0%
	Shikun & Binui, Ltd.	929,458	2,243,735	0.1%
	Shufersal, Ltd.	381,641	1,250,147	0.0%
*	Space Communication, Ltd.	17,611	271,848	0.0%
	Strauss Group, Ltd.	128,977	2,531,973	0.1%
*	Summit Real Estate Holdings, Ltd.	6,712	24,261	0.0%
#*	Tower Semiconductor, Ltd.	136,803	1,233,489	0.0%
*	Union Bank of Israel	130,630	569,260	0.0%
TOTAL ISRAEL			91,419,498	2.5%

ITALY — (8.4%)
	A2A SpA	4,407,721	5,076,001	0.1%
	ACEA SpA	280,731	4,114,833	0.1%

13

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#*	Acotel Group SpA	3,478	$80,909	0.0%
	Aeroporto di Venezia Marco Polo SpA - SAVE	75,847	1,329,031	0.0%
	Alerion Cleanpower SpA	95,190	446,270	0.0%
	Amplifon SpA	350,657	2,205,223	0.1%
	Ansaldo STS SpA	481,426	5,142,877	0.2%
#*	Arnoldo Mondadori Editore SpA	521,400	731,208	0.0%
	Ascopiave SpA	227,627	623,263	0.0%
#	Astaldi SpA	258,925	2,938,992	0.1%
	Atlantia SpA	99,543	2,835,790	0.1%
*	Autogrill SpA	492,715	4,340,356	0.1%
	Azimut Holding SpA	513,951	13,229,683	0.4%
#*	Banca Carige SpA	3,160,296	708,862	0.0%
#	Banca Finnat Euramerica SpA	637,043	406,289	0.0%
	Banca Generali SpA	218,305	6,001,839	0.2%
#	Banca IFIS SpA	102,347	1,900,414	0.1%
*	Banca Monte dei Paschi di Siena SpA	3,737,938	7,226,643	0.2%
#*	Banca Popolare dell'Emilia Romagna SC	1,504,912	13,578,145	0.4%
#*	Banca Popolare dell'Etruria e del Lazio	868,524	867,616	0.0%
*	Banca Popolare di Milano Scarl	18,117,788	16,220,270	0.5%
#	Banca Popolare di Sondrio SCARL	1,320,498	6,480,586	0.2%
#	Banca Profilo SpA	964,900	468,126	0.0%
	Banco di Desio e della Brianza SpA	232,296	955,816	0.0%
*	Banco Popolare SC	1,581,126	26,008,292	0.7%
#*	BasicNet SpA	128,628	395,347	0.0%
#*	Beghelli SpA	403,187	243,154	0.0%
	Biesse SpA	54,004	650,406	0.0%
	Brembo SpA	162,145	5,916,374	0.2%
#*	Brioschi Sviluppo Immobiliare SpA	174,780	25,722	0.0%
#	Brunello Cucinelli SpA	68,381	1,552,352	0.1%
#	Buzzi Unicem SpA	320,417	5,387,893	0.2%
	Cairo Communication SpA	113,404	974,389	0.0%
*	Caltagirone Editore SpA	6,277	9,881	0.0%
#*	Carraro SpA	113,633	387,048	0.0%
	Cembre SpA	40,330	602,887	0.0%
	Cementir Holding SpA	336,239	2,515,034	0.1%
*	CIR-Compagnie Industriali Riunite SpA	1,837,842	2,765,689	0.1%
	Credito Emiliano SpA	376,390	3,363,308	0.1%
#*	Credito Valtellinese Scarl	4,797,618	6,786,373	0.2%
#	d'Amico International Shipping SA	491,250	364,448	0.0%
	Danieli & C Officine Meccaniche SpA	58,967	1,868,717	0.1%
	Datalogic SpA	65,558	827,018	0.0%
	Davide Campari-Milano SpA	880,076	7,611,131	0.2%
	De' Longhi	275,556	5,956,488	0.2%
#*	DeA Capital SpA	241,155	471,889	0.0%
*	Delclima	238,104	485,155	0.0%
	DiaSorin SpA	92,848	3,888,160	0.1%
*	Ei Towers SpA	39,294	2,125,496	0.1%
	El.En. SpA	4,019	126,347	0.0%
	Elica SpA	4,665	10,353	0.0%
	Engineering SpA	20,358	1,254,093	0.0%
	ERG SpA	242,145	3,739,322	0.1%
	Esprinet SpA	139,157	1,445,763	0.0%

14

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#*	Eurotech SpA	122,818	$343,546	0.0%
	Falck Renewables SpA	518,528	922,511	0.0%
*	Finmeccanica SpA	1,840,364	17,475,994	0.5%
	FNM SpA	436,526	352,364	0.0%
	Gas Plus SpA	14,596	93,079	0.0%
#*	Geox SpA	343,770	1,268,772	0.0%
#*	Gruppo Editoriale L'Espresso SpA	670,242	1,298,481	0.0%
	Gruppo MutuiOnline SpA	51,809	327,251	0.0%
	Gtech Spa	239,955	5,862,830	0.2%
	Hera SpA	2,996,036	8,529,890	0.2%
*	IMMSI SpA	743,533	681,675	0.0%
*	Indesit Co. SpA	185,473	2,757,604	0.1%
	Industria Macchine Automatiche SpA	58,626	2,770,028	0.1%
*	Intek Group SpA	1,654,192	959,662	0.0%
	Interpump Group SpA	317,190	4,363,236	0.1%
	Iren SpA	2,070,565	3,195,100	0.1%
	Italcementi SpA	440,627	4,159,656	0.1%
	Italmobiliare SpA	46,873	1,803,244	0.1%
*	Juventus Football Club SpA	1,587,772	490,909	0.0%
	La Doria SpA	21,466	177,592	0.0%
#*	Landi Renzo SpA	203,171	323,775	0.0%
#*	Maire Tecnimont SpA	512,867	1,631,230	0.1%
	MARR SpA	157,876	2,948,219	0.1%
*	Mediaset SpA	1,841,013	8,966,351	0.3%
	Nice SpA	43,840	171,726	0.0%
#*	Piaggio & C SpA	736,724	2,621,810	0.1%
*	Pininfarina SpA	5,678	27,893	0.0%
*	Prelios SpA	369,680	284,460	0.0%
*	Prima Industrie SpA	11,612	209,924	0.0%
	Prysmian SpA	572,861	12,936,670	0.4%
#*	RCS MediaGroup SpA	264,605	443,311	0.0%
	Recordati SpA	408,182	6,859,822	0.2%
#*	Reno de Medici SpA	230,093	92,164	0.0%
	Reply SpA	19,244	1,482,107	0.0%
#*	Retelit SpA	410,894	328,432	0.0%
*	Richard-Ginori 1735 SpA	8,489	—	0.0%
	Sabaf SpA	24,109	409,275	0.0%
	SAES Getters SpA	30,068	294,363	0.0%
*	Safilo Group SpA	149,871	3,268,358	0.1%
#*	Salini Impregilo SpA	121,280	595,531	0.0%
*	Saras SpA	946,607	1,298,419	0.0%
	Servizi Italia SpA	34,833	224,000	0.0%
#*	Snai SpA	117,457	290,583	0.0%
	Societa Cattolica di Assicurazioni SCRL	197,763	4,414,288	0.1%
	Societa Iniziative Autostradali e Servizi SpA	244,650	3,139,340	0.1%
#	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	10,867	451,267	0.0%
*	Sogefi SpA	220,168	1,196,107	0.0%
	SOL SpA	166,511	1,482,880	0.0%
*	Sorin SpA	1,208,532	3,546,585	0.1%
	Tamburi Investment Partners SpA	37,478	127,633	0.0%
#*	Telecom Italia Media SpA	20,639	38,983	0.0%
#*	Tiscali SpA	4,574,144	365,618	0.0%

15

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#	Tod's SpA	23,353	$2,972,549	0.1%
	Trevi Finanziaria Industriale SpA	154,707	1,400,172	0.0%
#	TXT e-solutions SpA	15,342	178,038	0.0%
*	Uni Land SpA	51,835	—	0.0%
	Unione di Banche Italiane SCPA	937,261	8,098,934	0.2%
	Unipol Gruppo Finanziario SpA	970,174	5,479,318	0.2%
	UnipolSai SpA	2,283,934	7,336,922	0.2%
	Vianini Lavori SpA	175,180	1,257,009	0.0%
	Vittoria Assicurazioni SpA	121,346	1,615,773	0.1%
*	World Duty Free SpA	492,715	5,999,622	0.2%
#*	Yoox SpA	183,930	4,959,433	0.1%
	Zignago Vetro SpA	147,723	1,088,450	0.0%
TOTAL ITALY			344,358,339	9.5%

NETHERLANDS — (5.3%)
	Aalberts Industries NV	494,014	16,134,921	0.5%
	Accell Group	106,094	2,046,312	0.1%
*	AFC Ajax NV	18,134	231,735	0.0%
#*	AMG Advanced Metallurgical Group NV	160,659	1,571,435	0.0%
#	Amsterdam Commodities NV	81,787	1,892,923	0.1%
*	APERAM	262,538	8,865,455	0.2%
#	Arcadis NV	305,894	10,541,555	0.3%
	ASM International NV	261,882	10,854,251	0.3%
*	Atag Group NV	4,630	—	0.0%
#*	Ballast Nedam NV	8,076	84,793	0.0%
	BE Semiconductor Industries NV	164,367	2,912,506	0.1%
	Beter Bed Holding NV	92,587	2,194,645	0.1%
	BinckBank NV	319,629	4,044,083	0.1%
	Brunel International NV	106,006	3,093,754	0.1%
	Corbion NV	213,233	4,493,731	0.1%
#	Delta Lloyd NV	1,049,602	26,648,889	0.7%
	DOCdata NV	22,463	574,338	0.0%
	Exact Holding NV	73,684	2,624,732	0.1%
#	Fugro NV	225,880	12,916,709	0.4%
#*	Galapagos NV	132,684	2,576,355	0.1%
*	Grontmij	349,345	2,076,772	0.1%
#	Heijmans NV	108,477	1,889,156	0.1%
	Hunter Douglas NV	8,819	423,093	0.0%
	KAS Bank NV	70,897	1,012,071	0.0%
	Kendrion NV	51,320	1,780,199	0.1%
#	Koninklijke BAM Groep NV	1,376,686	6,732,997	0.2%
#	Koninklijke Ten Cate NV	151,409	4,054,143	0.1%
	Koninklijke Wessanen NV	426,290	2,554,451	0.1%
*	Macintosh Retail Group NV	53,398	638,155	0.0%
	Nederland Apparatenfabriek	28,810	1,186,046	0.0%
	Nutreco NV	359,256	15,867,350	0.4%
#*	Ordina NV	414,015	1,029,568	0.0%
*	PostNL NV	2,402,055	11,344,722	0.3%
#*	Royal Imtech NV	841,253	836,558	0.0%
*	SBM Offshore NV	962,257	15,514,674	0.4%
*	Sligro Food Group NV	108,063	4,471,526	0.1%
#*	SNS Reaal NV	705,718	—	0.0%

16

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (Continued)
*	Telegraaf Media Groep NV	175,800	$1,625,236	0.0%
	TKH Group NV	189,803	6,472,613	0.2%
	TNT Express NV	1,739,148	15,734,624	0.4%
*	TomTom NV	562,433	4,400,034	0.1%
#	USG People NV	394,977	6,008,485	0.2%
	Van Lanschot NV	4,807	118,284	0.0%
TOTAL NETHERLANDS			220,073,879	6.1%

NORWAY — (2.8%)
	ABG Sundal Collier Holding ASA	1,278,992	1,147,241	0.0%
	AF Gruppen ASA	2,718	31,908	0.0%
#*	Agasti Holding ASA	90,204	19,824	0.0%
	Aker ASA Class A	1,221	48,171	0.0%
#	American Shipping ASA	181,903	1,288,354	0.0%
*	Archer, Ltd.	1,300,719	2,328,495	0.1%
	Arendals Fossekompani A.S.	90	23,295	0.0%
#	Atea ASA	313,999	3,579,648	0.1%
	Austevoll Seafood ASA	364,953	2,395,499	0.1%
	Bakkafrost P/F	170,051	3,311,979	0.1%
#*	Bionor Pharma ASA	529,166	225,940	0.0%
#*	Biotec Pharmacon ASA	121,584	348,084	0.0%
	Bonheur ASA	68,100	1,365,250	0.0%
	BW Offshore, Ltd.	1,658,161	2,430,806	0.1%
	Cermaq ASA	285,677	3,935,301	0.1%
#*	Deep Sea Supply P.L.C.	373,810	605,836	0.0%
#*	Det Norske Oljeselskap ASA	234,729	2,561,400	0.1%
*	DNO ASA	2,434,097	9,344,309	0.3%
*	DOF ASA	203,869	980,475	0.0%
*	Dolphin Group A.S.	919,314	920,832	0.0%
	Ekornes ASA	114,008	1,522,456	0.1%
#*	Electromagnetic GeoServices	836,517	871,155	0.0%
	Eltek ASA	1,292,456	1,999,568	0.1%
	Evry ASA	267,383	470,239	0.0%
	Farstad Shipping ASA	65,666	1,225,412	0.0%
	Fred Olsen Energy ASA	26,741	758,314	0.0%
#*	Frontline, Ltd.	315,420	923,894	0.0%
#	Ganger Rolf ASA	58,809	1,091,977	0.0%
#	Golden Ocean Group, Ltd.	1,361,217	2,274,169	0.1%
*	Grieg Seafood ASA	154,146	723,601	0.0%
*	Havila Shipping ASA	22,400	125,239	0.0%
	Hexagon Composites ASA	236,001	1,403,781	0.0%
*	Hoegh LNG Holdings, Ltd.	182,055	2,255,064	0.1%
*	Hurtigruten ASA	915,208	623,637	0.0%
#*	InterOil Exploration and Production ASA	894,130	198,421	0.0%
*	Kongsberg Automotive Holding ASA	1,953,294	2,256,569	0.1%
	Kvaerner ASA	807,447	1,657,057	0.1%
#	Leroy Seafood Group ASA	84,341	3,081,009	0.1%
#*	Nordic Semiconductor ASA	580,280	2,873,786	0.1%
*	Norske Skogindustrier ASA	714,239	571,402	0.0%
	Northern Offshore, Ltd.	350,656	588,720	0.0%
#*	Norwegian Air Shuttle A.S.	130,053	4,266,965	0.1%
#*	Norwegian Energy Co. ASA	264,650	6,888	0.0%
17

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#*	Odfjell SE Class A	138,810	$649,910	0.0%
	Olav Thon Eiendomsselskap ASA	128,520	2,378,717	0.1%
	Opera Software ASA	403,203	5,371,773	0.2%
*	Panoro Energy ASA	1,223,751	703,551	0.0%
	Petroleum Geo-Services ASA	30,641	324,431	0.0%
*	PhotoCure ASA	52,582	188,104	0.0%
	Prosafe SE	870,937	7,178,274	0.2%
*	Q-Free ASA	143,444	331,320	0.0%
*	REC Silicon ASA	8,331,075	4,804,177	0.1%
*	REC Solar ASA	138,239	2,102,694	0.1%
	Salmar ASA	106,450	1,857,605	0.1%
*	Sevan Drilling A.S.	1,103,557	548,151	0.0%
	Sevan Marine ASA	129,032	504,511	0.0%
	Siem Offshore, Inc.	606,183	827,643	0.0%
	Solstad Offshore ASA	64,644	1,095,403	0.0%
#*	Songa Offshore	845,806	362,437	0.0%
	SpareBank 1 SMN	145,274	1,284,044	0.0%
	SpareBank 1 SR Bank ASA	153,761	1,497,267	0.0%
	Stolt-Nielsen, Ltd.	76,704	1,874,930	0.1%
*	Storebrand ASA	319,415	1,797,009	0.1%
	Tomra Systems ASA	669,803	5,447,505	0.2%
*	TTS Group ASA	180,762	176,906	0.0%
#	Veidekke ASA	344,000	3,869,810	0.1%
#	Wilh Wilhelmsen ASA	138,972	1,190,213	0.0%
	Wilh Wilhelmsen Holding ASA Class A	65,996	2,075,822	0.1%
TOTAL NORWAY			117,104,177	3.3%

PORTUGAL — (1.5%)
	Altri SGPS SA	597,102	1,709,345	0.1%
#*	Banco BPI SA	2,123,556	4,445,702	0.1%
#*	Banco Comercial Portugues SA	44,641,579	11,667,816	0.3%
#*	Banco Espirito Santo SA	4,777,921	3,931,026	0.1%
	Corticeira Amorim SGPS SA	207,426	818,256	0.0%
	EDP Renovaveis SA	366,811	2,732,037	0.1%
	Ibersol SGPS SA	20,401	276,527	0.0%
#*	Impresa SGPS SA	187,798	388,299	0.0%
	Mota-Engil SGPS SA	363,210	2,842,572	0.1%
	Novabase SGPS SA	65,729	322,345	0.0%
	Portucel SA	895,166	4,191,071	0.1%
#	Portugal Telecom SGPS SA	1,886,010	6,918,271	0.2%
	REN - Redes Energeticas Nacionais SGPS SA	914,989	3,370,020	0.1%
	Semapa-Sociedade de Investimento e Gestao	315,847	4,465,058	0.1%
	Sonae	4,329,208	7,108,953	0.2%
*	Sonae Capital SGPS SA	58,125	29,996	0.0%
#*	Sonae Industria SGPS SA	443,755	249,347	0.0%
*	Sumol + Compal SA	67,967	105,210	0.0%
	Teixeira Duarte SA	734,737	1,016,922	0.1%
	ZON Optimus SGPS SA	1,060,020	6,964,803	0.2%
TOTAL PORTUGAL			63,553,576	1.8%

SPAIN — (5.6%)
#	Abengoa SA	204,834	1,321,555	0.0%

18

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
#	Abengoa SA Class B	1,412,009	$7,444,681	0.2%
#	Acciona SA	108,255	9,678,746	0.3%
#	Acerinox SA	478,182	8,481,129	0.2%
	Adveo Group International SA	53,511	1,295,505	0.0%
#*	Almirall SA	264,847	4,295,464	0.1%
#	Atresmedia Corp de Medios de Comunicacion SA	312,481	4,478,457	0.1%
*	Azkoyen SA	64,022	231,784	0.0%
	Bankinter SA	1,048,654	8,206,656	0.2%
*	Baron de Ley	13,910	1,381,380	0.0%
#	Bolsas y Mercados Espanoles SA	361,695	17,265,185	0.5%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%
#*	Cementos Portland Valderrivas SA	57,928	512,525	0.0%
	Cie Automotive SA	144,632	2,078,687	0.1%
	Clinica Baviera SA	3,698	53,135	0.0%
	Construcciones y Auxiliar de Ferrocarriles SA	7,909	3,781,225	0.1%
*	Deoleo SA	2,677,780	1,503,081	0.1%
#	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	251,622	0.0%
	Duro Felguera SA	265,121	1,768,171	0.1%
	Ebro Foods SA	378,733	8,414,670	0.2%
#	Elecnor SA	198,254	2,851,439	0.1%
*	Ence Energia y Celulosa SA	962,189	2,512,958	0.1%
*	Ercros SA	483,625	300,071	0.0%
*	Ezentis SA	229,570	314,350	0.0%
#	Faes Farma SA(B1PQHS6)	1,245,416	3,939,445	0.1%
*	Faes Farma SA(BN79HV0)	17,541	55,484	0.0%
	Fluidra SA	160,834	711,096	0.0%
#*	Fomento de Construcciones y Contratas SA	217,082	5,062,200	0.2%
*	Gamesa Corp. Tecnologica SA	1,113,758	13,891,362	0.4%
#	Grupo Catalana Occidente SA	202,603	7,354,372	0.2%
#*	Grupo Ezentis SA	505,072	690,218	0.0%
	Iberpapel Gestion SA	26,401	465,102	0.0%
#	Indra Sistemas SA	503,884	8,997,606	0.3%
*	Inmobiliaria Colonial SA	1,524,880	1,213,813	0.0%
*	Inmobiliaria del Sur SA	2,902	27,833	0.0%
*	Jazztel P.L.C.	1,089,746	15,513,339	0.4%
	Laboratorios Farmaceuticos Rovi SA	70,934	921,608	0.0%
#*	Mediaset Espana Comunicacion SA	794,399	9,270,533	0.3%
#	Melia Hotels International SA	239,072	2,934,178	0.1%
	Miquel y Costas & Miquel SA	37,628	1,660,481	0.1%
#*	Natra SA	160,272	424,717	0.0%
#*	NH Hoteles SA	582,326	3,446,233	0.1%
	Obrascon Huarte Lain SA	193,959	8,512,013	0.2%
	Papeles y Cartones de Europa SA	232,611	1,289,363	0.0%
*	Pescanova SA	68,547	—	0.0%
	Prim SA	39,424	340,616	0.0%
#*	Promotora de Informaciones SA Class A	2,651,656	1,288,542	0.0%
	Prosegur Cia de Seguridad SA	913,985	6,549,183	0.2%
#*	Quabit Inmobiliaria SA	1,474,470	219,866	0.0%
#*	Realia Business SA	496,586	1,039,906	0.0%
*	Sacyr SA	1,352,761	8,569,538	0.2%
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	3,799	0.0%
#*	Solaria Energia y Medio Ambiente SA	198,586	317,350	0.0%

19

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
*	Tecnicas Reunidas SA	149,462	$9,244,119	0.3%
*	Telecomunicaciones y Energia	146,125	339,730	0.0%
#	Tubacex SA	520,966	2,605,305	0.1%
	Tubos Reunidos SA	495,225	1,664,469	0.1%
	Vidrala SA	77,869	3,860,848	0.1%
#	Viscofan SA	224,736	13,399,709	0.4%
#*	Vocento SA	219,517	652,114	0.0%
*	Zeltia SA	991,039	3,998,778	0.1%
TOTAL SPAIN			228,897,344	6.3%

SWEDEN — (9.2%)
	AAK AB	115,202	7,697,543	0.2%
#	Acando AB	282,290	528,451	0.0%
	AddNode Group AB	22,737	143,248	0.0%
	AddTech AB Class B	263,102	4,895,577	0.1%
	AF AB Class B	277,090	4,962,567	0.1%
*	Arise AB	36,861	126,848	0.0%
	Atrium Ljungberg AB Class B	31,990	521,774	0.0%
#	Avanza Bank Holding AB	69,703	2,919,305	0.1%
	Axfood AB	94,702	5,146,002	0.2%
#	Axis Communications AB	192,280	5,606,443	0.2%
	B&B Tools AB Class B	107,878	2,468,494	0.1%
#*	BE Group AB	215,340	403,843	0.0%
	Beijer Alma AB	91,817	2,679,094	0.1%
	Beijer Electronics AB	55,826	526,208	0.0%
#	Beijer Ref AB Class B	64,437	1,466,259	0.0%
	Betsson AB	152,884	5,285,023	0.2%
	Bilia AB Class A	113,425	3,433,815	0.1%
	BillerudKorsnas AB	689,767	10,020,268	0.3%
	BioGaia AB Class B	61,692	1,780,546	0.1%
#	Biotage AB	189,388	315,742	0.0%
#	Bjoern Borg AB	86,437	291,184	0.0%
	Bure Equity AB	326,825	1,466,484	0.0%
	Byggmax Group AB	168,388	1,410,335	0.0%
	Castellum AB	752,681	13,341,347	0.4%
	Catena AB	55,547	845,847	0.0%
	Cavotec SA	16,457	82,954	0.0%
#*	CDON Group AB	43,314	164,607	0.0%
#	Clas Ohlson AB Class B	180,273	3,676,218	0.1%
#*	Cloetta AB Class B	492,844	1,681,131	0.1%
	Concentric AB	202,603	2,854,241	0.1%
*	Concordia Maritime AB Class B	78,854	173,751	0.0%
#	Connecta AB	40,724	246,847	0.0%
	Corem Property Group AB Class B	2,226	8,315	0.0%
*	CyberCom Group AB	385,158	161,236	0.0%
	Dios Fastigheter AB	171,208	1,497,632	0.0%
	Doro AB	94,731	416,473	0.0%
	Duni AB	174,631	2,742,237	0.1%
#*	East Capital Explorer AB	47,726	411,720	0.0%
#	Enea AB	63,008	549,222	0.0%
*	Eniro AB	447,545	3,012,053	0.1%
	Fabege AB	590,552	8,355,593	0.2%

20

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Fagerhult AB	54,969	$1,041,366	0.0%
*	Fastighets AB Balder	279,717	3,784,839	0.1%
	Fenix Outdoor AB	8,476	459,414	0.0%
	FinnvedenBulten AB	53,182	631,425	0.0%
	Gunnebo AB	206,334	1,194,584	0.0%
	Haldex AB	226,180	2,789,743	0.1%
#	Heba Fastighets AB Class B	43,722	554,735	0.0%
	Hexpol AB	115,947	10,526,432	0.3%
	HIQ International AB	260,002	1,482,925	0.0%
	HMS Networks AB	7,040	169,085	0.0%
	Holmen AB Class B	273,916	9,802,945	0.3%
	Hufvudstaden AB Class A	189,483	2,658,182	0.1%
	Husqvarna AB Class A	24,404	189,759	0.0%
	Husqvarna AB Class B	1,638,700	12,735,302	0.4%
	ICA Gruppen AB	24,928	849,335	0.0%
	Industrial & Financial Systems Class B	89,522	2,974,528	0.1%
	Indutrade AB	66,548	3,105,079	0.1%
	Intrum Justitia AB	348,185	10,385,311	0.3%
	JM AB	372,482	13,805,280	0.4%
*	Kambi Group PLC Class B	135,490	699,599	0.0%
*	KappAhl AB	277,470	1,710,081	0.1%
#*	Karolinska Development AB Class B	90,079	296,254	0.0%
	Klovern AB	387,861	1,973,533	0.1%
#	KNOW IT AB	75,523	735,592	0.0%
	Kungsleden AB	697,243	5,242,441	0.2%
	Lagercrantz AB Class B	79,921	1,760,312	0.1%
*	Lindab International AB	330,563	3,874,552	0.1%
	Loomis AB Class B	318,925	9,797,449	0.3%
	Meda AB Class A	976,572	16,953,744	0.5%
#*	Medivir AB Class B	157,903	3,242,390	0.1%
#	Mekonomen AB	96,226	2,467,277	0.1%
	Modern Times Group AB Class B	248,542	10,677,869	0.3%
	MQ Holding AB	90,336	455,125	0.0%
*	Mycronic AB	390,070	1,072,698	0.0%
	NCC AB Class A	21,531	738,653	0.0%
	NCC AB Class B	356,326	12,264,423	0.3%
	Nederman Holding AB	3,680	91,992	0.0%
	Net Entertainment NE AB	151,050	3,532,491	0.1%
*	Net Insight AB Class B	1,189,130	315,658	0.0%
	New Wave Group AB Class B	205,564	1,277,941	0.0%
	Nibe Industrier AB Class B	362,119	11,368,957	0.3%
	Nobia AB	666,139	5,556,784	0.2%
	Nolato AB Class B	105,172	2,391,078	0.1%
	Nordnet AB Class B	401,993	1,922,548	0.1%
	OEM International AB Class B	45,688	600,853	0.0%
#	Oriflame Cosmetics SA	117,418	2,733,641	0.1%
#*	PA Resources AB	35,211	34,767	0.0%
#	Peab AB	752,981	5,888,249	0.2%
#*	Pricer AB Class B	452,718	389,623	0.0%
	Proact IT Group AB	41,297	553,501	0.0%
#	Proffice AB Class B	262,115	1,043,418	0.0%
#	Ratos AB Class B	880,217	8,138,521	0.2%

21

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
*	RaySearch Laboratories AB	2,011	$11,919	0.0%
	ReadSoft AB Class B	87,941	582,911	0.0%
*	Rezidor Hotel Group AB	418,144	2,764,949	0.1%
#*	rnb Retail and Brands AB	48,828	88,328	0.0%
	Saab AB Class B	256,897	7,890,206	0.2%
	Sagax AB Class B	48,648	263,627	0.0%
#*	SAS AB	643,871	1,209,063	0.0%
*	Sectra AB	35,442	540,410	0.0%
	Securitas AB Class B	732,511	8,685,548	0.2%
	Semcon AB	85,074	926,581	0.0%
	SkiStar AB	104,766	1,324,554	0.0%
#*	SSAB AB Class A	834,811	7,741,413	0.2%
#*	SSAB AB Class B	352,706	2,888,324	0.1%
	Sweco AB Class B	184,680	3,089,825	0.1%
#*	Swedish Orphan Biovitrum AB	612,905	8,188,281	0.2%
#	Swedol AB Class B	37,176	124,071	0.0%
#	Systemair AB	30,518	518,182	0.0%
#	TradeDoubler AB	202,211	360,078	0.0%
*	Transcom WorldWide SA	1,484,801	306,194	0.0%
#	Transmode AB	76,041	855,567	0.0%
	Trelleborg AB Class B	292,300	6,216,379	0.2%
#	Tribona AB	96,984	515,627	0.0%
	Unibet Group P.L.C.	135,490	6,731,800	0.2%
	Uniflex AB	12,408	55,352	0.0%
	VBG Group AB Class B	137	2,880	0.0%
	Vitrolife AB	60,303	987,454	0.0%
	Wallenstam AB Class B	399,066	6,643,865	0.2%
	Wihlborgs Fastigheter AB	289,738	5,545,910	0.2%
TOTAL SWEDEN			378,318,058	10.5%

SWITZERLAND — (10.9%)
*	Advanced Digital Broadcast Holdings SA	2,179	33,909	0.0%
	AFG Arbonia-Forster Holding AG	79,104	2,684,265	0.1%
	Allreal Holding AG	54,146	7,693,059	0.2%
	Alpiq Holding AG	4,430	509,286	0.0%
	ALSO Holding AG	16,195	995,359	0.0%
	ams AG	41,357	6,864,693	0.2%
#	APG SGA SA	7,504	2,450,651	0.1%
	Ascom Holding AG	183,217	3,107,404	0.1%
	Autoneum Holding AG	16,853	3,378,575	0.1%
#	Bachem Holding AG Class B	24,136	1,335,207	0.0%
	Bank Coop AG	31,671	1,474,068	0.0%
	Banque Cantonale de Geneve	4,098	993,691	0.0%
	Banque Cantonale du Jura	4,442	305,197	0.0%
	Banque Cantonale Vaudoise	4,529	2,470,323	0.1%
#	Basler Kantonalbank	4,757	376,973	0.0%
	Belimo Holding AG	1,927	5,199,165	0.1%
	Bell AG	363	1,015,600	0.0%
	Bellevue Group AG	29,242	441,255	0.0%
#	Berner Kantonalbank AG	23,232	5,006,249	0.1%
	BKW AG	39,384	1,452,914	0.0%
	Bobst Group SA	45,114	2,321,610	0.1%

22

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Bossard Holding AG Class A	30,406	$3,621,010	0.1%
	Bucher Industries AG	33,342	11,441,067	0.3%
	Burckhardt Compression Holding AG	10,482	5,644,024	0.2%
	Burkhalter Holding AG	18,270	1,675,921	0.1%
	Calida Holding AG	19,962	807,562	0.0%
	Carlo Gavazzi Holding AG	1,334	378,470	0.0%
	Cham Paper Holding AG	1,836	560,048	0.0%
*	Charles Voegele Holding AG	43,316	903,191	0.0%
	Cicor Technologies	5,936	249,799	0.0%
	Cie Financiere Tradition SA	9,139	484,228	0.0%
	Clariant AG	377,614	7,384,182	0.2%
	Coltene Holding AG	16,093	1,042,796	0.0%
*	Conzzeta AG	1,345	5,832,679	0.2%
	Cosmo Pharmaceuticals SpA	1,287	219,345	0.0%
	Daetwyler Holding AG	29,754	4,517,151	0.1%
#	DKSH Holding AG	31,279	2,376,480	0.1%
#*	Dufry AG	89,418	16,244,350	0.5%
	Edmond de Rothschild Suisse SA	157	2,558,000	0.1%
	EFG International AG	242,627	2,827,645	0.1%
*	Elma Electronic AG	267	120,246	0.0%
	Emmi AG	13,244	4,791,503	0.1%
#	Energiedienst Holding AG	71,249	2,511,767	0.1%
#*	Evolva Holding SA	154,124	242,937	0.0%
	Feintool International Holding AG	2,237	242,563	0.0%
	Flughafen Zuerich AG	18,960	11,648,038	0.3%
	Forbo Holding AG	6,983	7,439,560	0.2%
	Galenica AG	15,122	14,757,875	0.4%
	GAM Holding AG	806,220	15,344,897	0.4%
	Gategroup Holding AG	118,415	3,217,404	0.1%
*	Georg Fischer AG	18,366	13,145,217	0.4%
	Gurit Holding AG	1,837	929,126	0.0%
	Helvetia Holding AG	28,218	12,955,427	0.4%
	HOCHDORF Holding AG	8	1,177	0.0%
	Huber & Suhner AG	50,241	2,634,984	0.1%
	Implenia AG	65,242	4,391,641	0.1%
	Inficon Holding AG	8,083	2,632,772	0.1%
	Interroll Holding AG	2,769	1,638,696	0.1%
	Intershop Holdings AG	5,592	2,206,035	0.1%
	Jungfraubahn Holding AG	3,095	266,406	0.0%
	Kaba Holding AG Class B	12,942	6,398,241	0.2%
	Kardex AG	30,563	1,530,012	0.0%
	Komax Holding AG	15,921	2,657,206	0.1%
	Kudelski SA	201,663	3,534,529	0.1%
	Kuoni Reisen Holding AG	15,564	6,023,361	0.2%
#	LEM Holding SA	3,667	3,179,937	0.1%
	Liechtensteinische Landesbank AG	20,521	884,530	0.0%
#*	LifeWatch AG	42,178	456,943	0.0%
#	Logitech International SA	693,935	9,018,562	0.3%
	Lonza Group AG	255,221	27,754,893	0.8%
#	Luzerner Kantonalbank AG	17,399	6,979,967	0.2%
	MCH Group AG	1,404	96,127	0.0%
	Metall Zug AG	701	2,057,565	0.1%

23

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
#*	Meyer Burger Technology AG	408,473	$6,366,669	0.2%
	Micronas Semiconductor Holding AG	155,041	1,362,789	0.0%
*	Mobilezone Holding AG	142,129	1,618,657	0.0%
	Mobimo Holding AG	27,587	5,847,014	0.2%
	Nobel Biocare Holding AG	535,961	7,971,203	0.2%
	OC Oerlikon Corp. AG	858,856	12,431,766	0.3%
#*	Orascom Development Holding AG	52,898	1,202,689	0.0%
#*	Orell Fuessli Holding AG	5,198	608,486	0.0%
	Orior AG	22,240	1,391,420	0.0%
#	Panalpina Welttransport Holding AG	42,007	6,645,913	0.2%
*	Parco Industriale e Immobiliare SA	600	—	0.0%
	Phoenix Mecano AG	3,100	1,915,382	0.1%
	PSP Swiss Property AG	148,327	13,949,137	0.4%
	PubliGroupe AG	8,975	2,145,910	0.1%
	Rieter Holding AG	16,400	4,095,957	0.1%
	Romande Energie Holding SA	2,714	3,385,756	0.1%
	Schaffner Holding AG	2,861	1,002,230	0.0%
*	Schmolz + Bickenbach AG	2,540,584	4,062,333	0.1%
	Schweiter Technologies AG	4,466	3,229,007	0.1%
	Schweizerische National-Versicherungs-Gesellschaft AG	59,799	4,112,344	0.1%
	Siegfried Holding AG	16,598	3,033,391	0.1%
	St Galler Kantonalbank AG	10,381	4,094,110	0.1%
	Straumann Holding AG	27,286	6,313,234	0.2%
	Sulzer AG	14,642	2,051,804	0.1%
	Swiss Life Holding AG	31,199	7,395,462	0.2%
#*	Swisslog Holding AG	1,022,294	1,278,670	0.0%
	Swissquote Group Holding SA	47,450	1,807,726	0.1%
	Tamedia AG	14,891	1,946,830	0.1%
	Tecan Group AG	23,852	2,726,963	0.1%
	Temenos Group AG	301,013	11,719,431	0.3%
*	Tornos Holding AG	38,028	300,073	0.0%
	U-Blox AG	27,034	3,582,528	0.1%
*	Valartis Group AG	1,365	31,305	0.0%
	Valiant Holding AG	64,927	6,759,756	0.2%
	Valora Holding AG	15,176	3,921,953	0.1%
	Vaudoise Assurances Holding SA Class B	4,108	1,872,689	0.1%
	Vetropack Holding AG	877	1,597,796	0.0%
#*	Von Roll Holding AG	258,978	511,788	0.0%
#	Vontobel Holding AG	121,104	4,224,661	0.1%
	VP Bank AG	17,235	1,543,838	0.0%
	Walliser Kantonalbank	1,440	1,134,696	0.0%
*	Walter Meier AG	23,690	1,273,290	0.0%
#	Ypsomed Holding AG	3,079	300,073	0.0%
#	Zehnder Group AG	45,677	1,955,232	0.1%
*	Zueblin Immobilien Holding AG	261,040	588,642	0.0%
	Zug Estates Holding AG	505	674,870	0.0%
	Zuger Kantonalbank AG	627	3,258,695	0.1%
TOTAL SWITZERLAND			449,811,713	12.5%
TOTAL COMMON STOCKS			3,583,873,067	99.3%

24

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
#*	Intercell AG	254,689	$—	0.0%

FINLAND — (0.0%)
*	Citycon Oyj Rights 07/02/2014	1,345,638	737	0.0%

FRANCE — (0.0%)
#*	Bigben Interactive Rights 01/31/2016	35,372	4,601	0.0%
*	Peugeot SA Warrants 04/29/17	850,819	1,865,208	0.0%
#*	SOITEC Rights 07/11/2014	826,614	228,640	0.0%
TOTAL FRANCE			2,098,449	0.0%

GERMANY — (0.0%)
*	Paion AG Rights 07/04/2014	7,925	1,356	0.0%

ISRAEL — (0.0%)
#*	Africa Israel Investments, Ltd. Rights 03/31/2015	50,596	5,161	0.0%

ITALY — (0.1%)
#*	Banca Carige SpA Rights 07/04/2014	3,160,296	1,030,353	0.0%
#*	Banca Popolare dell'Emilia Romagna SC Rights 07/18/2014	1,504,912	1,283,801	0.1%
#*	Banca Popolare di Sondrio SCARL 07/04/2014	1,200,453	362,454	0.0%
#*	Seat Pagine Gialle SpA Warrants 08/31/14	2,988,837	—	0.0%
TOTAL ITALY			2,676,608	0.1%

PORTUGAL — (0.0%)
*	Mota-Engil SGPS SA Rights 12/31/49	363,210	293,868	0.0%

SPAIN — (0.0%)
#*	Acerinox SA Rights 07/14/2014	478,182	290,065	0.0%
TOTAL RIGHTS/WARRANTS			5,366,244	0.1%

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (12.9%)
§@	DFA Short Term Investment Fund	45,866,038	530,670,061	14.7%

TOTAL INVESTMENTS — (100.0%) (Cost $3,032,612,052)^			$4,119,909,372	114.1%

____________________

^       The cost for federal income tax purposes is $3,039,155,582.

25

The Continental Small Company Series
continued

Summary of the Series' investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$88,747	$91,271,310	—	$91,360,057
Belgium	—	110,548,565	—	110,548,565
Denmark	—	188,540,255	—	188,540,255
Finland	—	251,712,540	—	251,712,540
France	485,392	440,293,145	—	440,778,537
Germany	—	534,991,538	—	534,991,538
Greece	6,297	924	—	7,221
Ireland	—	72,397,770	—	72,397,770
Israel	—	91,419,498	—	91,419,498
Italy	—	344,358,339	—	344,358,339
Netherlands	—	220,073,879	—	220,073,879
Norway	—	117,104,177	—	117,104,177
Portugal	388,299	63,165,277	—	63,553,576
Spain	369,834	228,527,510	—	228,897,344
Sweden	946,446	377,371,612	—	378,318,058
Switzerland	—	449,811,713	—	449,811,713
Rights/Warrants
Austria	—	—	—	—
Finland	—	737	—	737
France	—	2,098,449	—	2,098,449
Germany	—	1,356	—	1,356
Israel	—	5,161	—	5,161
Italy	—	2,676,608	—	2,676,608
Portugal	—	293,868	—	293,868
Spain	—	290,065	—	290,065
Securities Lending Collateral	—	530,670,061	—	530,670,061
TOTAL	$2,285,015	$4,117,624,357	—	$4,119,909,372

26

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2014
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (72.4%)
Consumer Discretionary — (6.8%)
#	AutoCanada, Inc.	67,929	$5,031,094	0.5%
#	BMTC Group, Inc. Class A	17,481	248,605	0.0%
*	Brookfield Residential Properties, Inc.	32,086	670,557	0.1%
#	Cineplex, Inc.	271,135	10,532,352	1.1%
	Cogeco Cable, Inc.	78,287	4,335,297	0.4%
	Cogeco, Inc.	19,245	992,144	0.1%
#	Corus Entertainment, Inc. Class B	402,116	9,409,903	1.0%
#	DHX Media, Ltd.	38,709	243,416	0.0%
	Dorel Industries, Inc. Class B	129,903	4,795,351	0.5%
	easyhome, Ltd.	3,600	67,307	0.0%
	Gamehost, Inc.	24,643	367,203	0.0%
	Glacier Media, Inc.	137,300	176,925	0.0%
#	GLENTEL, Inc.	68,191	695,937	0.1%
*	Great Canadian Gaming Corp.	302,800	4,844,006	0.5%
	Hudson's Bay Co.	2,500	39,619	0.0%
#*	Imax Corp.	229,046	6,501,854	0.7%
	Indigo Books & Music, Inc.	2,302	22,760	0.0%
*	Le Chateau, Inc. Class A	44,100	72,739	0.0%
#	Leon's Furniture, Ltd.	143,275	1,946,945	0.2%
	Linamar Corp.	269,606	15,905,251	1.6%
#	Martinrea International, Inc.	482,756	5,736,700	0.6%
#*	Mood Media Corp.	182,874	87,405	0.0%
	MTY Food Group, Inc.	31,213	883,401	0.1%
*	Performance Sports Group, Ltd.	101,484	1,746,166	0.2%
	Pizza Pizza Royalty Corp.	16,039	205,175	0.0%
	Reitmans Canada, Ltd.	15,456	85,460	0.0%
	Reitmans Canada, Ltd. Class A	241,486	1,362,397	0.1%
	RONA, Inc.	681,945	7,336,796	0.8%
	Sears Canada, Inc.	46,203	645,166	0.1%
#	Torstar Corp. Class B	275,714	2,055,485	0.2%
*	TVA Group, Inc. Class B	7,000	59,041	0.0%
#	Uni-Select, Inc.	77,730	2,025,110	0.2%
	Whistler Blackcomb Holdings, Inc.	111,778	1,858,340	0.2%
*	Yellow Media, Ltd.	40,655	692,665	0.1%
Total Consumer Discretionary			91,678,572	9.4%

Consumer Staples — (2.3%)
	Alliance Grain Traders, Inc.	78,004	1,558,545	0.2%
	Andrew Peller, Ltd. Class A	3,400	45,469	0.0%
	Clearwater Seafoods, Inc.	24,284	198,451	0.0%
	Colabor Group, Inc.	92,227	327,576	0.0%
	Corby Spirit and Wine, Ltd.	72,728	1,447,676	0.1%
#	Cott Corp.	499,623	3,530,441	0.4%
	High Liner Foods, Inc.	32,243	734,272	0.1%
#	Liquor Stores N.A., Ltd.	106,130	1,115,954	0.1%
#	Maple Leaf Foods, Inc.	500,264	9,310,944	0.9%
#	North West Co., Inc. (The)	232,610	5,155,547	0.5%
#	Premium Brands Holdings Corp.	91,943	1,870,655	0.2%
#	Rogers Sugar, Inc.	367,159	1,548,396	0.2%

1

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
*	SunOpta, Inc.	276,708	$3,897,588	0.4%
Total Consumer Staples			30,741,514	3.1%

Energy — (21.9%)
*	Advantage Oil & Gas, Ltd.	1,098,231	7,379,519	0.8%
	Akita Drilling, Ltd. Class A	42,000	639,220	0.1%
#*	Alvopetro Energy, Ltd.	401,858	455,694	0.0%
*	Anderson Energy, Ltd.	125,071	27,545	0.0%
	Arsenal Energy, Inc.	58,746	431,628	0.0%
#*	Artek Exploration, Ltd.	249,632	1,020,004	0.1%
#*	Athabasca Oil Corp.	334,586	2,401,882	0.2%
*	Bankers Petroleum, Ltd.	1,277,846	8,167,293	0.8%
*	Bellatrix Exploration, Ltd.	938,858	8,147,533	0.8%
#*	Birchcliff Energy, Ltd.	499,034	6,594,236	0.7%
#*	BlackPearl Resources, Inc.	1,381,801	2,926,639	0.3%
#*	BNK Petroleum, Inc.	537,116	825,519	0.1%
#	Bonavista Energy Corp.	159,848	2,452,286	0.3%
#*	Bonterra Energy Corp.	92,069	5,587,731	0.6%
#	Calfrac Well Services, Ltd.	319,894	5,980,868	0.6%
*	Calvalley Petroleum, Inc. Class A	226,068	309,319	0.0%
*	Canacol Energy, Ltd.	137,542	895,847	0.1%
#	Canadian Energy Services & Technology Corp.	286,235	8,964,879	0.9%
	CanElson Drilling, Inc.	386,726	2,961,015	0.3%
#	Canyon Services Group, Inc.	215,570	3,818,259	0.4%
	Cathedral Energy Services, Ltd.	162,036	751,678	0.1%
*	Cequence Energy, Ltd.	803,690	2,206,843	0.2%
*	Chinook Energy, Inc.	426,350	887,022	0.1%
*	Connacher Oil and Gas, Ltd.	2,187,935	461,352	0.1%
#*	Corridor Resources, Inc.	373,046	727,178	0.1%
*	Crew Energy, Inc.	542,884	5,621,919	0.6%
*	Crocotta Energy, Inc.	347,561	1,521,119	0.2%
*	DeeThree Exploration, Ltd.	396,042	4,231,178	0.4%
*	Delphi Energy Corp.	784,304	3,197,341	0.3%
#*	Denison Mines Corp.	2,254,371	2,852,163	0.3%
#	Enbridge Income Fund Holdings, Inc.	230,785	6,038,627	0.6%
	Enerflex, Ltd.	279,959	5,331,303	0.5%
	Ensign Energy Services, Inc.	258,792	4,018,728	0.4%
#*	Epsilon Energy, Ltd.	242,965	888,022	0.1%
	Equal Energy, Ltd.	154,741	835,301	0.1%
#*	Essential Energy Services Trust	622,141	1,609,211	0.2%
#*	Forsys Metals Corp.	109,974	43,287	0.0%
#*	Gasfrac Energy Services, Inc.	79,722	137,471	0.0%
*	Gran Tierra Energy, Inc.	1,391,012	11,302,258	1.2%
#*	Ithaca Energy, Inc.	1,562,780	4,071,532	0.4%
#*	Ivanhoe Energy, Inc.	348,882	132,419	0.0%
*	Kelt Exploration, Ltd.	161,850	2,310,084	0.2%
*	Legacy Oil + Gas, Inc.	745,800	6,611,938	0.7%
#	Lightstream Resources, Ltd.	980,190	7,495,762	0.8%
#	Long Run Exploration, Ltd.	542,335	2,876,731	0.3%
*	Marquee Energy, Ltd.	29,197	35,024	0.0%
	McCoy Corp.	33,137	199,682	0.0%
*	Mega Uranium, Ltd.	55,000	9,536	0.0%

2

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#	Mullen Group, Ltd.	458,025	$13,186,381	1.4%
#*	Niko Resources, Ltd.	229,173	470,352	0.1%
	North American Energy Partners, Inc.	84,334	678,908	0.1%
*	NuVista Energy, Ltd.	634,509	7,105,930	0.7%
*	Painted Pony Petroleum, Ltd.	328,779	4,205,832	0.4%
*	Paramount Resources, Ltd. Class A	63	3,534	0.0%
*	Parex Resources, Inc.	514,071	6,046,194	0.6%
#	Parkland Fuel Corp.	367,627	7,083,465	0.7%
#	Pason Systems, Inc.	315,260	8,863,502	0.9%
#	Pengrowth Energy Corp.	4,252	30,484	0.0%
#*	Perpetual Energy, Inc.	320,629	664,065	0.1%
#	PHX Energy Services Corp.	106,474	1,654,411	0.2%
#*	Poseidon Concepts Corp.	165,977	349	0.0%
#	Pulse Seismic, Inc.	277,580	819,434	0.1%
#*	Questerre Energy Corp. Class A	745,460	880,258	0.1%
*	RMP Energy, Inc.	702,328	6,213,370	0.6%
*	Rock Energy, Inc.	148,252	869,741	0.1%
#	Savanna Energy Services Corp.	467,605	3,702,978	0.4%
#	Secure Energy Services, Inc.	489,554	10,758,672	1.1%
*	Serinus Energy, Inc.	13,570	33,446	0.0%
	ShawCor, Ltd.	125,996	7,006,797	0.7%
*	Sonde Resources Corp.	4,630	1,627	0.0%
#*	Southern Pacific Resource Corp.	1,701,425	342,820	0.0%
#*	SouthGobi Resources, Ltd.	331,662	195,817	0.0%
*	Sprott Resource Corp.	471,290	1,395,695	0.1%
#	Spyglass Resources Corp.	654,152	1,060,572	0.1%
	Strad Energy Services, Ltd.	15,775	72,440	0.0%
#	Surge Energy, Inc.	758,003	5,555,113	0.6%
#*	TAG Oil, Ltd.	181,541	471,270	0.1%
#*	Tethys Petroleum, Ltd.	412,989	127,723	0.0%
#	TORC Oil & Gas, Ltd.	358,408	4,930,818	0.5%
	Total Energy Services, Inc.	137,878	3,001,646	0.3%
#*	Touchstone Exploration, Inc.	199,352	185,000	0.0%
	TransGlobe Energy Corp.	348,961	2,619,538	0.3%
#	Trican Well Service, Ltd.	759,585	12,265,264	1.3%
	Trinidad Drilling, Ltd.	696,830	7,908,356	0.8%
*	Tuscany International Drilling, Inc.	176,042	—	0.0%
#	Twin Butte Energy, Ltd.	1,326,259	2,237,258	0.2%
*	Uex Corp.	608,088	239,349	0.0%
#	Veresen, Inc.	311,031	5,465,378	0.6%
#	Western Energy Services Corp.	318,494	3,325,077	0.3%
#	Whitecap Resources, Inc.	848,168	13,091,539	1.3%
*	Xtreme Drilling and Coil Services Corp.	198,721	968,417	0.1%
#	Zargon Oil & Gas, Ltd.	151,574	1,322,481	0.1%
	ZCL Composites, Inc.	99,400	629,721	0.1%
Total Energy			294,082,647	30.1%

Financials — (5.5%)
#	AGF Management, Ltd. Class B	421,354	4,928,071	0.5%
#	Alaris Royalty Corp.	52,216	1,415,198	0.2%
#	Altus Group, Ltd.	138,496	2,977,460	0.3%
	Brookfield Real Estate Services, Inc.	8,075	105,946	0.0%

3

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#	Canaccord Genuity Group, Inc.	470,034	$5,413,727	0.6%
	Canadian Western Bank	300,957	11,250,808	1.2%
	Clairvest Group, Inc.	1,900	41,577	0.0%
*	Counsel Corp.	62,875	114,902	0.0%
	E-L Financial Corp., Ltd.	1,467	970,622	0.1%
	EGI Financial Holdings, Inc.	14,650	180,542	0.0%
	Equitable Group, Inc.	52,295	2,990,036	0.3%
*	Equity Financial Holdings, Inc.	800	7,760	0.0%
	Fiera Capital Corp.	36,300	435,444	0.1%
	Firm Capital Mortgage Investment Corp.	2,494	28,912	0.0%
	First National Financial Corp.	3,873	80,396	0.0%
#	FirstService Corp.	142,648	7,229,655	0.7%
	Genesis Land Development Corp.	74,422	310,368	0.0%
#	Genworth MI Canada, Inc.	149,254	5,316,662	0.6%
	Gluskin Sheff + Associates, Inc.	112,252	3,349,519	0.3%
	GMP Capital, Inc.	298,487	2,383,308	0.2%
	Guardian Capital Group, Ltd. Class A	11,327	174,727	0.0%
*	Heritage Global, Inc.	4,253	1,615	0.0%
#	Home Capital Group, Inc.	241,200	10,811,673	1.1%
#	Killam Properties, Inc.	285,471	2,822,472	0.3%
*	Kingsway Financial Services, Inc.	22,481	139,685	0.0%
	Laurentian Bank of Canada	153,550	7,174,924	0.7%
*	Mainstreet Equity Corp.	17,315	636,098	0.1%
	Melcor Developments, Ltd.	17,796	441,961	0.1%
#	Sprott, Inc.	632,908	1,797,207	0.2%
#	TMX Group, Ltd.	6,593	363,618	0.0%
Total Financials			73,894,893	7.6%

Health Care — (1.6%)
	Amica Mature Lifestyles, Inc.	36,241	252,351	0.0%
*	Endo International P.L.C.	84,084	5,880,482	0.6%
#	Extendicare, Inc.	485,112	3,346,070	0.4%
#*	Imris, Inc.	73,479	83,323	0.0%
*	Knight Therapeutics, Inc.	53,575	271,126	0.0%
#	Leisureworld Senior Care Corp.	150,832	1,836,191	0.2%
#	Medical Facilities Corp.	114,469	1,948,135	0.2%
*	Nordion, Inc.	464,108	5,832,612	0.6%
*	Oncolytics Biotech, Inc.	75,542	96,989	0.0%
*	QLT, Inc.	226,610	1,363,419	0.2%
#*	Resverlogix Corp.	111,820	79,643	0.0%
#*	Theratechnologies, Inc.	10,101	4,355	0.0%
*	Transition Therapeutics, Inc.	37,081	254,377	0.0%
*	TSO3, Inc.	74,206	42,421	0.0%
*	Zenith Epigenetics Corp.	111,820	8,488	0.0%
Total Health Care			21,299,982	2.2%

Industrials — (10.4%)
	Aecon Group, Inc.	329,211	5,229,489	0.5%
#	AG Growth International, Inc.	82,732	3,675,858	0.4%
#*	Air Canada Class A	313,328	2,792,511	0.3%
	Algoma Central Corp.	26,690	413,713	0.0%
*	ATS Automation Tooling Systems, Inc.	459,298	6,719,125	0.7%

4

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Badger Daylighting, Ltd.	174,114	$5,735,539	0.6%
#*	Ballard Power Systems, Inc.	530,151	2,191,056	0.2%
#	Bird Construction, Inc.	143,090	1,798,263	0.2%
#	Black Diamond Group, Ltd.	202,689	6,519,176	0.7%
#	CanWel Building Materials Group, Ltd.	75,184	403,029	0.0%
	Cervus Equipment Corp.	9,383	186,244	0.0%
	Clarke, Inc.	48,594	487,739	0.1%
	Contrans Group, Inc. Class A	108,270	1,449,959	0.1%
#	DirectCash Payments, Inc.	37,998	535,935	0.1%
#	Exchange Income Corp.	39,176	830,110	0.1%
	Exco Technologies, Ltd.	82,843	855,564	0.1%
*	GLV, Inc. Class A	93,231	297,067	0.0%
#*	Heroux-Devtek, Inc.	120,954	1,270,694	0.1%
#	HNZ Group, Inc.	23,888	515,348	0.1%
#	Horizon North Logistics, Inc.	478,383	3,434,154	0.4%
#	K-Bro Linen, Inc.	18,394	672,461	0.1%
	MacDonald Dettwiler & Associates, Ltd.	85,470	6,979,055	0.7%
	Magellan Aerospace Corp.	31,700	349,961	0.0%
#	Morneau Shepell, Inc.	214,127	3,457,578	0.4%
#	New Flyer Industries, Inc.	152,674	1,761,320	0.2%
	Newalta Corp.	237,112	4,762,017	0.5%
	Richelieu Hardware, Ltd.	69,634	3,165,034	0.3%
#	Ritchie Bros Auctioneers, Inc.	371,501	9,156,531	0.9%
	Rocky Mountain Dealerships, Inc.	68,591	710,947	0.1%
#	Russel Metals, Inc.	316,110	10,164,223	1.0%
#	Stantec, Inc.	228,285	14,137,175	1.4%
	Stuart Olson, Inc.	91,759	896,909	0.1%
#	Student Transportation, Inc.	401,046	2,653,470	0.3%
	Toromont Industries, Ltd.	167,050	4,118,912	0.4%
#	Transcontinental, Inc. Class A	333,758	4,688,658	0.5%
#	TransForce, Inc.	388,103	8,936,499	0.9%
	Vicwest, Inc.	44,258	452,099	0.0%
#	Wajax Corp.	83,786	2,771,012	0.3%
	WaterFurnace Renewable Energy, Inc.	35,758	1,015,721	0.1%
#	WesternOne, Inc.	65,000	483,670	0.1%
#	Westshore Terminals Investment Corp.	179,789	5,494,512	0.6%
#	WSP Global, Inc.	205,253	7,269,117	0.7%
Total Industrials			139,437,454	14.3%

Information Technology — (4.2%)
*	5N Plus, Inc.	267,422	1,022,522	0.1%
	Absolute Software Corp.	219,888	1,421,889	0.1%
*	AgJunction, Inc.	20,300	14,459	0.0%
#*	Avigilon Corp.	115,293	2,570,470	0.3%
	Calian Technologies, Ltd.	20,765	381,420	0.0%
*	Celestica, Inc.	949,607	11,942,951	1.2%
	COM DEV International, Ltd.	406,924	1,628,382	0.2%
	Computer Modelling Group, Ltd.	131,206	3,642,118	0.4%
*	Descartes Systems Group, Inc. (The)	262,529	3,761,837	0.4%
	DH Corp.	404,012	11,756,312	1.2%
#*	DragonWave, Inc.	162,023	340,126	0.0%
#	Enghouse Systems, Ltd.	72,343	2,419,682	0.3%

5

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Evertz Technologies, Ltd.	137,481	$2,248,295	0.2%
#*	EXFO, Inc.	106,980	517,330	0.1%
	Mediagrif Interactive Technologies, Inc.	7,676	139,917	0.0%
*	Mitel Networks Corp.	120,901	1,274,668	0.1%
#*	Points International, Ltd.	37,659	855,846	0.1%
	Pure Technologies, Ltd.	26,910	180,316	0.0%
#*	Redknee Solutions, Inc.	110,711	570,648	0.1%
*	Sandvine Corp.	776,976	2,621,352	0.3%
#*	Sierra Wireless, Inc.	164,792	3,337,384	0.3%
*	Smart Technologies, Inc. Class A	7,408	21,244	0.0%
*	Solium Capital, Inc.	55,451	404,300	0.0%
	Vecima Networks, Inc.	6,059	41,224	0.0%
	Wi-Lan, Inc.	765,533	2,432,086	0.3%
Total Information Technology			55,546,778	5.7%

Materials — (15.8%)
*	Aberdeen International, Inc.	122,333	17,770	0.0%
#	Acadian Timber Corp.	14,113	176,041	0.0%
#	Agnico Eagle Mines, Ltd.	112,695	4,315,364	0.4%
#*	Ainsworth Lumber Co., Ltd.	532,862	1,383,279	0.1%
	AirBoss of America Corp.	3,900	33,589	0.0%
#	Alacer Gold Corp.	931,570	2,470,684	0.3%
	Alamos Gold, Inc.	579,498	5,859,879	0.6%
#*	Alexco Resource Corp.	278,307	346,889	0.0%
#*	Almaden Minerals, Ltd.	98,343	136,402	0.0%
#*	Altius Minerals Corp.	112,600	1,326,444	0.1%
*	Amerigo Resources, Ltd.	553,854	220,597	0.0%
#*	Argonaut Gold, Inc.	368,728	1,527,368	0.2%
#*	Asanko Gold, Inc.	271,644	707,718	0.1%
#*	Augusta Resource Corp.	308,545	974,459	0.1%
#	AuRico Gold, Inc.	1,341,855	5,734,369	0.6%
#*	Avalon Rare Metals, Inc.	352,025	160,004	0.0%
#*	B2Gold Corp.	2,981,687	8,690,358	0.9%
#*	Banro Corp.	14,500	6,930	0.0%
	Canam Group, Inc. Class A	218,124	2,739,198	0.3%
#	Canexus Corp.	286,986	1,317,868	0.1%
*	Canfor Corp.	118,977	2,604,660	0.3%
	Canfor Pulp Products, Inc.	209,015	2,468,103	0.3%
*	Capstone Mining Corp.	1,598,356	3,849,656	0.4%
	Cascades, Inc.	489,976	3,035,229	0.3%
	CCL Industries, Inc. Class B	111,467	10,733,550	1.1%
	Centerra Gold, Inc.	330,451	2,084,190	0.2%
*	Chaparral Gold Corp.	77,900	37,963	0.0%
#*	China Gold International Resources Corp., Ltd.	727,257	2,112,831	0.2%
*	Claude Resources, Inc.	861,200	177,559	0.0%
#*	Copper Mountain Mining Corp.	651,431	1,495,718	0.2%
*	Dominion Diamond Corp.	385,640	5,572,906	0.6%
*	Duluth Metals, Ltd.	388,214	214,654	0.0%
#*	Dundee Precious Metals, Inc.	525,838	2,518,188	0.3%
*	Dynasty Metals & Mining, Inc.	39,369	64,198	0.0%
#*	Eastern Platinum, Ltd.	3,210,960	315,965	0.0%
*	Eastmain Resources, Inc.	274,250	109,232	0.0%

6

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
*	EcoSynthetix, Inc.	1,500	$2,966	0.0%
*	Endeavour Mining Corp.	1,853,305	1,441,585	0.2%
#*	Endeavour Silver Corp.	417,294	2,279,953	0.2%
#*	Energy Fuels, Inc.	57,296	432,249	0.1%
#*	Entree Gold, Inc.	286,898	86,039	0.0%
*	Excellon Resources, Inc.	185,380	220,639	0.0%
*	Exeter Resource Corp.	70,137	49,297	0.0%
*	First Majestic Silver Corp.	493,344	5,330,827	0.6%
#*	Fortress Paper, Ltd. Class A	69,284	202,583	0.0%
*	Fortuna Silver Mines, Inc.	758,206	4,192,320	0.4%
#*	Fortune Bay Corp.	91,231	27,360	0.0%
#*	Fortune Minerals, Ltd.	146,172	49,315	0.0%
#*	Golden Star Resources, Ltd.	1,155,362	692,968	0.1%
#*	Great Panther Silver, Ltd.	708,280	896,095	0.1%
#*	Guyana Goldfields, Inc.	441,183	1,066,728	0.1%
*	Hanfeng Evergreen, Inc.	45,837	22,230	0.0%
#	HudBay Minerals, Inc.	945,785	8,748,323	0.9%
*	IAMGOLD Corp.	1,390,102	5,719,083	0.6%
*	Imperial Metals Corp.	208,818	3,054,823	0.3%
*	Interfor Corp.	338,095	4,711,562	0.5%
#*	International Tower Hill Mines, Ltd.	220,027	158,775	0.0%
	Intertape Polymer Group, Inc.	332,527	3,689,724	0.4%
*	Katanga Mining, Ltd.	1,025,162	393,905	0.0%
#*	Kirkland Lake Gold, Inc.	273,511	909,952	0.1%
#*	Lake Shore Gold Corp.	1,855,455	1,686,698	0.2%
#	Lucara Diamond Corp.	627,861	1,523,977	0.2%
#*	MAG Silver Corp.	41,814	395,392	0.0%
	Major Drilling Group International, Inc.	379,486	2,763,325	0.3%
#	Mandalay Resources Corp.	82,188	83,185	0.0%
*	McEwen Mining - Minera Andes Acquisition Corp.	16,477	46,943	0.0%
*	Mercator Minerals, Ltd.	443,725	37,426	0.0%
#*	Migao Corp.	169,168	231,466	0.0%
*	Minco Base Metals Corp.	2,780	—	0.0%
*	Minco Silver Corp.	40,069	37,551	0.0%
#*	Nautilus Minerals, Inc.	89,354	44,382	0.0%
#*	Nevada Copper Corp.	160,491	388,048	0.0%
#	Nevsun Resources, Ltd.	1,007,766	3,777,765	0.4%
*	New Gold, Inc.	524,469	3,327,543	0.3%
*	New Millennium Iron Corp.	55,528	18,994	0.0%
	Norbord, Inc.	185,489	4,550,960	0.5%
#*	North American Palladium, Ltd.	565,789	161,722	0.0%
#*	Northern Dynasty Minerals, Ltd.	148,624	123,964	0.0%
#*	Novagold Resources, Inc.	569,999	2,403,819	0.3%
#*	OceanaGold Corp.	1,465,026	4,544,526	0.5%
*	Orvana Minerals Corp.	292,952	150,999	0.0%
*	Osisko Gold Royalties, Ltd.	155,142	2,333,556	0.2%
	Pan American Silver Corp.	711,104	10,902,639	1.1%
*	Petaquilla Minerals, Ltd.	528,482	59,433	0.0%
*	Phoscan Chemical Corp.	432,579	121,619	0.0%
*	Pilot Gold, Inc.	56,756	77,657	0.0%
#*	Platinum Group Metals, Ltd.	241,887	287,893	0.0%
#*	Polymet Mining Corp.	635,065	693,361	0.1%

7

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
*	Primero Mining Corp.	712,100	$5,705,873	0.6%
#*	RB Energy, Inc.	396,013	252,368	0.0%
#*	Richmont Mines, Inc.	114,244	161,669	0.0%
#*	Rubicon Minerals Corp.	508,405	752,804	0.1%
#*	Sabina Gold & Silver Corp.	383,055	312,317	0.0%
#*	San Gold Corp.	1,226,995	172,484	0.0%
#*	Sandstorm Gold, Ltd.	401,316	2,786,891	0.3%
*	Scorpio Mining Corp.	978,870	302,729	0.0%
#*	Seabridge Gold, Inc.	115,135	1,081,161	0.1%
	SEMAFO, Inc.	1,350,146	6,339,189	0.7%
#	Sherritt International Corp.	1,628,826	6,594,375	0.7%
*	Shore Gold, Inc.	167,935	34,624	0.0%
#*	Silver Standard Resources, Inc.	384,598	3,326,779	0.3%
*	St Andrew Goldfields, Ltd.	774,028	217,617	0.0%
	Stella-Jones, Inc.	151,900	4,171,004	0.4%
#*	Stornoway Diamond Corp.	297,297	189,459	0.0%
#*	Sulliden Gold Corp., Ltd.	659,525	852,954	0.1%
#*	Tanzanian Royalty Exploration Corp.	339,403	760,202	0.1%
*	Taseko Mines, Ltd.	983,935	2,452,806	0.3%
#*	Tembec, Inc.	374,965	1,117,463	0.1%
#*	Teranga Gold Corp.	849,615	597,171	0.1%
#*	Thompson Creek Metals Co., Inc.	926,918	2,745,008	0.3%
*	Timminco, Ltd.	69,822	135	0.0%
*	Timmins Gold Corp.	869,574	1,556,522	0.2%
*	US Silver & Gold, Inc.	45,433	22,992	0.0%
*	Virginia Mines, Inc.	10,586	120,736	0.0%
*	Wesdome Gold Mines, Ltd.	325,464	259,261	0.0%
#	Western Forest Products, Inc.	1,028,289	2,148,994	0.2%
	Winpak, Ltd.	84,054	2,000,817	0.2%
	Yamana Gold, Inc.	410,675	3,379,154	0.4%
Total Materials			211,109,514	21.6%

Telecommunication Services — (0.3%)
	Axia NetMedia Corp.	191,967	510,929	0.1%
#	Manitoba Telecom Services, Inc.	125,892	3,650,343	0.3%
Total Telecommunication Services			4,161,272	0.4%

Utilities — (3.6%)
#	Algonquin Power & Utilities Corp.	912,415	7,037,323	0.7%
#*	Alterra Power Corp.	1,066,070	349,679	0.0%
	Boralex, Inc. Class A	106,468	1,351,990	0.1%
#	Capital Power Corp.	410,709	10,149,849	1.0%
#	Capstone Infrastructure Corp.	461,000	1,836,137	0.2%
#	Innergex Renewable Energy, Inc.	458,089	4,640,778	0.5%
#*	Just Energy Group, Inc.	675,567	3,887,335	0.4%
#*	Maxim Power Corp.	92,234	271,416	0.0%
#	Northland Power, Inc.	442,013	7,551,565	0.8%
#	Superior Plus Corp.	653,197	8,686,440	0.9%

8

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
Valener, Inc.	178,382	$2,641,334	0.3%
Total Utilities		48,403,846	4.9%
TOTAL COMMON STOCKS		970,356,472	99.3%

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (27.6%)
§@ DFA Short Term Investment Fund	31,962,488	369,805,981	37.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,282,071,478)^		$1,340,162,453	137.2%
____________________

^      The cost for federal income tax purposes is $1,285,895,745.

9

The Canadian Small Company Series
continued

Summary of the Series' investments as of June 30, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,678,572	—	—	$91,678,572
Consumer Staples	30,741,514	—	—	30,741,514
Energy	294,082,298	$349	—	294,082,647
Financials	73,894,893	—	—	73,894,893
Health Care	21,291,494	8,488	—	21,299,982
Industrials	139,437,454	—	—	139,437,454
Information Technology	55,546,778	—	—	55,546,778
Materials	211,087,149	22,365	—	211,109,514
Telecommunication Services	4,161,272	—	—	4,161,272
Utilities	48,403,846	—	—	48,403,846
Securities Lending Collateral	—	369,805,981	—	369,805,981
TOTAL	$970,325,270	$369,837,183	—	$1,340,162,453

10

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 2, 2014

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 2, 2014